UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3010

Fidelity Advisor Series VII
   (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts  02109
   (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts  02109
(Name and address of agent for service)

Registrant's telephone number, including area code:   617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2005

Item 1.      Reports to Stockholders

Fidelity Advisor Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology
Consumer Industries
Cyclical Industries
Developing Communications
Electronics
Financial Services
Health Care
Natural Resources
Technology
Telecommunications & Utilities Growth

Annual Report

July 31, 2005

Contents

Biotechnology	A-4	Performance
	A-5	Management’s Discussion
	A-6	Shareholder Expense Example
	A-7	Investment Changes
	A-8	Investments
	A-10	Financial Statements
	A-14	Notes to the Financial Statements

Consumer Industries	A-18	Performance
	A-19	Management’s Discussion
	A-20	Shareholder Expense Example
	A-21	Investment Changes
	A-22	Investments
	A-25	Financial Statements
	A-29	Notes to the Financial Statements

Cyclical Industries	A-34	Performance
	A-35	Management’s Discussion
	A-36	Shareholder Expense Example
	A-37	Investment Changes
	A-38	Investments
	A-42	Financial Statements
	A-46	Notes to the Financial Statements

Developing Communications	A-51	Performance
	A-52	Management’s Discussion
	A-53	Shareholder Expense Example
	A-54	Investment Changes
	A-55	Investments
	A-57	Financial Statements
	A-61	Notes to the Financial Statements

Electronics	A-65	Performance
	A-66	Management’s Discussion
	A-67	Shareholder Expense Example
	A-68	Investment Changes
	A-69	Investments
	A-70	Financial Statements
	A-74	Notes to the Financial Statements

Financial Services	A-78	Performance
	A-79	Management’s Discussion
	A-80	Shareholder Expense Example
	A-81	Investment Changes
	A-82	Investments
	A-85	Financial Statements
	A-89	Notes to the Financial Statements

Health Care	A-94	Performance
	A-95	Management’s Discussion
	A-96	Shareholder Expense Example
	A-97	Investment Changes
	A-98	Investments
	A-101	Financial Statements
	A-105	Notes to the Financial Statements

Annual Report A-2

Natural Resources	A-109	Performance
	A-110	Management’s Discussion
	A-111	Shareholder Expense Example
	A-112	Investment Changes
	A-113	Investments
	A-116	Financial Statements
	A-120	Notes to the Financial Statements

Technology	A-125	Performance
	A-126	Management’s Discussion
	A-127	Shareholder Expense Example
	A-128	Investment Changes
	A-129	Investments
	A-132	Financial Statements
	A-136	Notes to the Financial Statements

Telecommunications &
Utilities Growth	A-141	Performance
	A-142	Management’s Discussion
	A-143	Shareholder Expense Example
	A-144	Investment Changes
	A-145	Investments
	A-147	Financial Statements
	A-151	Notes to the Financial Statements

Report of Independent	A-156
Registered Public
Accounting Firm
Trustees and Officers	A-157

Distributions	A-163

Board Approval of	A-166
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Wash-ington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

A-3 Annual Report

Advisor Biotechnology Fund — Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Class A (incl. 5.75% sales charge)	6.82%	--9.23%
Class T (incl. 3.50% sales charge)	8.99%	--9.00%
Class B (incl. contingent deferred
sales charge)B	7.33%	--9.17%
Class C (incl. contingent deferred
sales charge)C	11.50%	--8.74%

A From December 27, 2000.

B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Advisor Biotechnology Fund — Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Biotechnology A-4

Advisor Biotechnology Fund

Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Biotechnology Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcapr Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12-month period ending July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 13.33%, 12.94%, 12.33% and 12.50%, respectively, trailing both the Goldman Sachs® Health Care Index, which rose 18.58%, and the S&P 500®. The fund lagged the sector index largely because of unfavorable stock selection in the biotechnology and pharmaceuticals industries, even though its positioning in those industries produced strongly positive results. The fund also fell short because — given its narrow focus on biotech and pharma — it missed the upside of other stronger-performing segments within the sector, such as managed care. Biotech pioneer Biogen Idec and Irish pharmaceuticals manufacturer Elan saw their share prices fall sharply in response to the voluntary recall of a jointly developed multiple sclerosis drug with dangerous unforeseen side effects. The stocks of certain other drug makers — among them ImClone and Cephalon — also disappointed by not living up to investors’ expectations. On the plus side, performance was helped by the fund’s large stakes in such biotech leaders as Genentech and Celgene, whose stocks did well on strong sales of their flagship cancer drugs, as well as by its holding in Invitrogen.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-5 A-5

Annual Report

Advisor Biotechnology Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,093.20	$7.27
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,092.70	$8.56
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,089.70	$11.14
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,091.40	$11.15
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,097.10	$5.41
HypotheticalA	$ 1,000.00	$1,019.64	$5.21

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.04%

Biotechnology

A-6

Advisor Biotechnology Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Genentech, Inc.	11.7	9.2
Celgene Corp.	7.1	7.0
Amgen, Inc.	6.3	2.9
Genzyme Corp.	5.0	4.7
Biogen Idec, Inc.	5.0	11.0
Gilead Sciences, Inc.	4.9	4.0
MedImmune, Inc.	4.4	5.5
Sepracor, Inc.	4.2	4.8
Invitrogen Corp.	4.0	4.0
Cephalon, Inc.	4.0	5.2
	56.6

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-7 A-7 Annual Report

Advisor Biotechnology Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 98.2%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 83.3%
Biotechnology – 83.3%
Abgenix, Inc. (a)	10,900	$113,033
Actelion Ltd. (Reg.) (a)	12,478	1,338,399
Affymetrix, Inc. (a)	41,300	1,928,297
Alkermes, Inc. (a)	42,740	662,470
Alnylam Pharmaceuticals, Inc. (a)	300	2,925
Amgen, Inc. (a)	44,210	3,525,748
Amylin Pharmaceuticals, Inc. (a)	7,600	141,816
Biogen Idec, Inc. (a)	71,434	2,806,642
BioMarin Pharmaceutical, Inc. (a)	4,800	40,800
Celgene Corp. (a)	82,741	3,959,157
Cephalon, Inc. (a)	52,899	2,216,468
Chiron Corp. (a)	13,800	499,974
Curis, Inc. (a)	40,700	191,494
CV Therapeutics, Inc. (a)	500	14,085
Dendreon Corp. (a)	100	588
DOV Pharmaceutical, Inc. (a)	43,900	928,485
Dyax Corp. (a)	4,200	25,662
Enzon Pharmaceuticals, Inc. (a)	25,200	198,576
Exelixis, Inc. (a)	11,200	99,232
Genentech, Inc. (a)	73,000	6,521,087
Genta, Inc. (a)	13,700	16,440
Genzyme Corp. (a)	37,720	2,806,745
Gilead Sciences, Inc. (a)	60,900	2,728,929
Harvard Bioscience, Inc. (a)	300	975
Human Genome Sciences, Inc. (a)	51,900	760,335
Icagen, Inc.	10,700	85,493
ICOS Corp. (a)	23,600	594,956
Idenix Pharmaceuticals, Inc.	5,600	142,576
ImClone Systems, Inc. (a)	44,364	1,539,431
ImmunoGen, Inc. (a)	53,500	374,500
Immunomedics, Inc. (a)	8,600	15,394
Incyte Corp. (a)	3,100	24,707
Invitrogen Corp. (a)	26,250	2,251,463
Ligand Pharmaceuticals, Inc. Class B (a) .	1,300	10,140
Medarex, Inc. (a)	27,590	269,003
MedImmune, Inc. (a)	86,700	2,463,147
Millennium Pharmaceuticals, Inc. (a)	205,071	2,118,383
Myogen, Inc. (a)	13,500	147,690
Neurocrine Biosciences, Inc. (a)	19,000	942,020
NPS Pharmaceuticals, Inc. (a)	400	4,348
Oscient Pharmaceuticals Corp. (a)	2,600	6,942
OSI Pharmaceuticals, Inc. (a)	12,000	495,600
Pharmion Corp. (a)	14,304	352,451
Protein Design Labs, Inc. (a)	46,400	1,057,456

	Shares	Value (Note 1)
Regeneron Pharmaceuticals, Inc. (a)	23,622	$227,716
Seattle Genetics, Inc. (a)	24,600	148,092
Serologicals Corp. (a)	23,900	549,700
Tanox, Inc. (a)	10,700	149,693
Techne Corp. (a)	16,010	785,611
Tercica, Inc. (a)	17,300	171,097
Threshold Pharmaceuticals, Inc.	1,408	14,291
ViaCell, Inc.	500	4,270
XOMA Ltd. (a)	49,300	81,838
		46,556,370

HEALTH CARE EQUIPMENT & SUPPLIES – 0.4%
Health Care Equipment – 0.3%
Aspect Medical Systems, Inc. (a)	200	6,600
Cholestech Corp. (a)	3,800	42,788
Cyberonics, Inc. (a)	500	19,310
Epix Pharmaceuticals, Inc. (a)	3,100	27,373
IntraLase Corp.	300	6,255
Syneron Medical Ltd.	1,000	38,550
		140,876
Health Care Supplies – 0.1%
Gen-Probe, Inc. (a)	1,400	61,726

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		202,602

HEALTH CARE PROVIDERS & SERVICES – 0.0%
Health Care Facilities – 0.0%
Corporacion Dermoestetica SA	2,000	26,675
PHARMACEUTICALS – 14.5%
Pharmaceuticals – 14.5%
Adams Respiratory Therapeutics, Inc.	100	2,950
Connetics Corp. (a)	200	3,742
Cypress Bioscience, Inc. (a)	2,600	35,620
Guilford Pharmaceuticals, Inc. (a)	28,300	99,616
IVAX Corp. (a)	4,800	122,304
Kos Pharmaceuticals, Inc. (a)	23,400	1,673,100
Medicines Co. (a)	16,300	355,829
Merck KGaA	10,826	964,012
MGI Pharma, Inc. (a)	34,900	952,770
NitroMed, Inc. (a)	7,500	174,300
Novartis AG sponsored ADR	7,400	360,454
Roche Holding AG (participation
certificate)	5,648	768,000
Salix Pharmaceuticals Ltd. (a)	8,200	158,260
Sanofi-Aventis sponsored ADR	100	4,330
Sepracor, Inc. (a)	44,896	2,350,306
SkyePharma PLC (a)	80,613	84,300
		8,109,893

TOTAL COMMON STOCKS
(Cost $48,439,037)		54,895,540

See accompanying notes which are an integral part of the financial statements.

Biotechnology A-8

Money Market Funds — 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)
(Cost $868,635)	868,635	$ 868,635
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $49,307,672)		55,764,175

NET OTHER ASSETS – 0.2%		136,549
NET ASSETS – 100%		$55,900,724

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $8,849,791 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

A-9 A-9 Annual Report

Advisor Biotechnology Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005

Assets
Investment in securities, at value (cost
$49,307,672) — See accompany-
ing schedule		$55,764,175
Receivable for investments sold		292,300
Receivable for fund shares sold		145,593
Dividends receivable		986
Interest receivable		1,510
Prepaid expenses		92
Receivable from investment adviser for
expense reductions		7,686
Other receivables		7,490
Total assets		56,219,832

Liabilities
Payable to custodian bank	$42,806
Payable for investments purchased	58,259
Payable for fund shares redeemed	105,132
Accrued management fee	25,694
Transfer agent fee payable	18,336
Distribution fees payable	31,628
Other affiliated payables	1,851
Other payables and accrued expenses	35,402
Total liabilities		319,108

Net Assets		$55,900,724
Net Assets consist of:
Paid in capital		$58,876,674
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(9,432,385)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		6,456,435
Net Assets		$55,900,724
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($11,022,278 ÷
1,620,043 shares)		$6.80
Maximum offering price per share
(100/94.25 of $6.80)		$7.21
Class T:
Net Asset Value and redemption
price per share ($14,176,708 ÷
2,108,651 shares)		$6.72
Maximum offering price per share
(100/96.50 of $6.72)		$6.96
Class B:
Net Asset Value and offering price
per share ($16,920,801 ÷
2,577,536 shares)A		$6.56
Class C:
Net Asset Value and offering price
per share ($12,538,171 ÷
1,909,300 shares)A		$6.57
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,242,766 ÷ 180,455 shares) .		$6.89

Statement of Operations
	Year ended July 31, 2005

Investment Income
Dividends		$15,541
Special Dividends		3,455
Interest		11,544
Security lending		11,707
		42,247
Less foreign taxes withheld		(2,833)
Total income		39,414

Expenses
Management fee	$300,662
Transfer agent fees	257,402
Distribution fees	373,191
Accounting and security lending
fees	27,759
Independent trustees’ compensation	277
Custodian fees and expenses	8,069
Registration fees	56,077
Audit	44,163
Legal	189
Miscellaneous	804
Total expenses before reductions	1,068,593
Expense reductions	(76,505)	992,088

Net investment income (loss)		(952,674)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	3,413,981
Foreign currency transactions	1,175
Total net realized gain (loss)		3,415,156
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	3,818,042
Assets and liabilities in foreign
currencies	(68)
Total change in net unrealized
appreciation (depreciation)		3,817,974
Net gain (loss)		7,233,130
Net increase (decrease) in net as-
sets resulting from operations		$6,280,456

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See accompanying notes which are an integral part of the financial statements.

Biotechnology A-10

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (952,674)	$(954,269)
Net realized gain (loss)	3,415,156	2,867,187
Change in net unrealized appreciation (depreciation)	3,817,974	(2,278,403)
Net increase (decrease) in net assets resulting from operations	6,280,456	(365,485)
Share transactions -- net increase (decrease)	(5,129,068)	10,289,718
Redemption fees	6,345	18,272
Total increase (decrease) in net assets	1,157,733	9,942,505

Net Assets
Beginning of period	54,742,991	44,800,486
End of period	$ 55,900,724	$54,742,991

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.00	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)F	(.09)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	88.15		1.60	(2.64)	(2.88)
Total from investment operations	80.06		1.55	(2.71)	(2.92)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Total ReturnB, C, D	13.33%	1.01%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.56%	1.68%	2.04%	1.99%	3.07%A
Expenses net of voluntary waivers, if any	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.43%	1.48%	1.47%	1.46%	1.49%A
Net investment income (loss)	(1.36)%F	(1.38)%	(1.11)%	(1.19)%	(.94)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,022	$ 10,197	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.37)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-11 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.10)F	(.10)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	87.15		1.59	(2.62)	(2.89)
Total from investment operations	77.05		1.53	(2.71)	(2.94)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total ReturnB, C, D	12.94%	.85%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.93%	2.10%	2.39%	2.27%	3.29%A
Expenses net of voluntary waivers, if any	1.70%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.68%	1.73%	1.72%	1.72%	1.74%A
Net investment income (loss)	(1.61)%F	(1.63)%	(1.36)%	(1.45)%	(1.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,177	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.61)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	85.15		1.58	(2.61)	(2.89)
Total from investment operations	72.02		1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB, C, D	12.33%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.33%	2.46%	2.78%	2.74%	3.83%A
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.18%	2.22%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.11)%F	(2.12)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,921	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	30%	50%	71%	113%	64%A
A

Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (2.11)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology A-12

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	86.15		1.58	(2.61)	(2.89)
Total from investment operations	73.02		1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB, C, D	12.50%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.24%	2.31%	2.58%	2.57%	3.73%A
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.18%	2.23%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.11)%F	(2.13)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,538	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (2.11)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.06)E	(.06)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	89.15		1.61	(2.64)	(2.89)
Total from investment operations	83.09		1.57	(2.70)	(2.92)
Redemption fees added to paid in capitalD	—H	—H	—H	.01	.01
Net asset value, end of period	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total ReturnB, C	13.70%	1.51%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%	1.16%	1.37%	1.41%	2.58%A
Expenses net of voluntary waivers, if any	1.10%	1.16%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.09%	1.14%	1.22%	1.22%	1.24%A
Net investment income (loss)	(1.02)%E	(1.04)%	(.86)%	(.94)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.02)% .
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-13 Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Biotechnology

A-14

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,476,712
Unrealized depreciation	(7,602,876)
Net unrealized appreciation (depreciation)	5,873,836
Capital loss carryforward	(8,849,791)

Cost for federal income tax purposes	$ 49,890,339

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.
The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.
The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in-
cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,702,703 and $20,996,789, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage-
ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.
The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$25,177	$33
Class T	25%	.25%	65,020	62
Class B	75%	.25%	159,674	119,826
Class C	75%	.25%	123,320	23,648

			$373,191	$143,569

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

A-15 Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$12,047
Class T	10,155
Class B*	61,464
Class C*	3,776
$87,442

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$47,844.48
Class T	77,635.60
Class B	79,137.50
Class C	49,905.40
Institutional Class	2,881.27

	$257,402

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of
FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,321 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.
The commissions paid to these affiliated firms were $2,231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Biotechnology A-16

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50%	-- 1.40%*	$11,540
Class T	1.75%	-- 1.65%*	30,869
Class B	2.25%	-- 2.15%*	22,104
Class C	2.25%	-- 2.15%*	5,763

			$70,276

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,229 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:
		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	550,671		878,734	$ 3,418,022		$5,475,076
Shares redeemed	(629,006)		(480,064)	(3,853,963)		(2,905,863)
Net increase (decrease)	(78,335)		398,670	$ (435,941)		$2,569,213
Class T
Shares sold	621,575		1,105,179	$ 3,773,646		$6,864,105
Shares redeemed	(760,267)		(601,131)	(4,599,360)		(3,678,218)
Net increase (decrease)	(138,692)		504,048	$ (825,714)		$3,185,887
Class B
Shares sold	527,483		951,709	$ 3,194,512		$5,766,243
Shares redeemed	(831,184)		(675,608)	(4,925,475)		(4,063,659)
Net increase (decrease)	(303,701)		276,101	$ (1,730,963)		$1,702,584
Class C
Shares sold	395,212		962,707	$ 2,374,238		$5,865,287
Shares redeemed	(749,216)		(502,895)	(4,454,466)		(3,048,910)
Net increase (decrease)	(354,004)		459,812	$ (2,080,228)		$2,816,377
Institutional Class
Shares sold	56,540		64,860	$ 351,953		$427,262
Shares redeemed	(65,245)		(68,780)	(408,175)		(411,605)
Net increase (decrease)	(8,705)		(3,920)	$ (56,222)		$15,657

A-17

Annual Report

Advisor Consumer Industries Fund — Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Class A (incl. 5.75% sales charge)	12.01%	2.06%	8.55%
Class T (incl. 3.50% sales charge)	14.37%	2.30%	8.54%
Class B (incl. contingent deferred
sales charge)B	12.97%	2.16%	8.58%
Class C (incl. contingent deferred
sales charge)C	16.94%	2.52%	8.47%

A From September 3, 1996.
B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50%
12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively.
C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of
Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares’ contin-
gent deferred sales charges included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund — Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Consumer Industries A-18

Advisor Consumer Industries Fund — Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from John Roth, Portfolio Manager of Fidelity® Advisor Consumer Industries Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12-month period ending July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 18.85%, 18.52%, 17.97% and 17.94%, respectively, solidly outperforming the Goldman Sachs® Consumer Industries Index, which rose 14.96%, and the S&P 500® index. During the period, advertisers continued to shift spending out of traditional media such as radio, television and print, and into Internet media such as search engines and portals. The fund benefited from that trend, relative to the sector index, by overweighting Internet firms such as Google and underweighting more-traditional media stocks such as Time Warner, which was sold out of the portfolio. In the retail area, performance was helped by an emphasis on smaller specialty apparel retailers that I believed offered superior growth potential — such as American Eagle Outfitters — and an underweighting in mega-retailers, particularly Wal-Mart. I avoided tobacco and food conglomerate Altria, a large component of the Goldman Sachs index, because of the firm’s tobacco-related legal problems. That decision hurt relative results during the period, as investors assumed the litigation would be resolved favorably and the stock climbed sharply. The fund’s positions in Krispy Kreme Doughnuts, which I sold, and in Avon Products hurt relative performance as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-19 A-19

Annual Report

Advisor Consumer Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,050.60	$7.12
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,048.90	$8.38
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,047.00	$10.91
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,046.20	$10.91
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,051.30	$5.85
HypotheticalA	$ 1,000.00	$1,019.09	$5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Consumer Industries

A-20

Advisor Consumer Industries Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	5.8	3.5
Google, Inc. Class A (sub. vtg.)	4.3	2.8
Wal-Mart Stores, Inc.	3.6	2.9
The Coca-Cola Co.	3.2	2.0
Target Corp.	3.2	2.5
eBay, Inc.	2.9	2.0
Yahoo!, Inc.	2.8	2.4
News Corp. Class A	2.2	3.8
McDonald’s Corp.	2.1	3.0
Brunswick Corp.	2.0	1.7
	32.1

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-21 A-21 Annual Report

Advisor Consumer Industries Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 98.2%
Shares		Value (Note 1)

AUTOMOBILES – 1.2%
Automobile Manufacturers – 0.5%
Thor Industries, Inc.	8,200	$293,560
Motorcycle Manufacturers – 0.7%
Harley-Davidson, Inc.	9,000	478,710
TOTAL AUTOMOBILES		772,270

BEVERAGES – 6.5%
Distillers & Vintners – 1.1%
Brown-Forman Corp. Class B (non-vtg.) .	2,000	116,900
Diageo PLC sponsored ADR	10,400	578,968
		695,868
Soft Drinks – 5.4%
Coca-Cola Enterprises, Inc.	19,700	462,950
PepsiCo, Inc.	16,500	899,745
The Coca-Cola Co.	46,500	2,034,840
		3,397,535

TOTAL BEVERAGES		4,093,403

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Commercial Printing – 0.2%
R.R. Donnelley & Sons Co.	4,200	151,410
Diversified Commercial & Professional Services – 0.5%
Cendant Corp.	14,100	301,176
TOTAL COMMERCIAL SERVICES & SUPPLIES		452,586

DIVERSIFIED CONSUMER SERVICES – 2.7%
Education Services – 1.6%
Apollo Group, Inc. Class A (a)	10,800	811,620
Bright Horizons Family Solutions, Inc. (a)	4,854	222,216
		1,033,836
Specialized Consumer Services – 1.1%
Steiner Leisure Ltd. (a)	10,972	379,192
Weight Watchers International, Inc. (a) .	5,200	295,464
		674,656

TOTAL DIVERSIFIED CONSUMER SERVICES		1,708,492

ELECTRICAL EQUIPMENT – 0.3%
Electrical Components & Equipment – 0.3%
Evergreen Solar, Inc. (a)	27,000	190,350
FOOD & STAPLES RETAILING – 8.2%
Drug Retail – 2.5%
CVS Corp.	19,000	589,570
Walgreen Co.	20,800	995,488
		1,585,058
Food Retail – 1.1%
Whole Foods Market, Inc.	4,900	668,899

	Shares	Value (Note 1)
Hypermarkets & Super Centers – 4.6%
Costco Wholesale Corp.	13,700	$629,789
Wal-Mart Stores, Inc.	46,580	2,298,723
		2,928,512

TOTAL FOOD & STAPLES RETAILING		5,182,469

FOOD PRODUCTS – 4.1%
Agricultural Products – 1.2%
Bunge Ltd.	10,900	669,151
Corn Products International, Inc.	5,100	122,757
		791,908
Packaged Foods & Meats – 2.9%
Diamond Foods, Inc.	7,900	174,985
Lindt & Spruengli AG (participation
certificate)	188	291,532
Nestle SA sponsored ADR	9,150	626,318
Smithfield Foods, Inc. (a)	21,400	558,968
The J.M. Smucker Co.	4,000	190,280
		1,842,083

TOTAL FOOD PRODUCTS		2,633,991

HOTELS, RESTAURANTS & LEISURE – 14.0%
Casinos & Gaming – 2.3%
Aristocrat Leisure Ltd.	26,200	246,744
Harrah’s Entertainment, Inc.	2,233	175,826
International Game Technology	8,300	227,088
MGM MIRAGE (a)	11,400	518,130
Station Casinos, Inc.	1,800	132,210
WMS Industries, Inc. (a)	4,200	136,878
		1,436,876
Hotels, Resorts & Cruise Lines – 5.4%
Carnival Corp. unit	16,000	838,400
Hilton Hotels Corp.	14,100	348,975
Kerzner International Ltd. (a)	3,000	179,250
Royal Caribbean Cruises Ltd.	11,800	536,310
Starwood Hotels & Resorts Worldwide,
Inc. unit	19,700	1,247,404
Wyndham International, Inc. Class A (a)	262,500	299,250
		3,449,589
Leisure Facilities – 0.2%
International Speedway Corp. Class A	1,600	93,024
Restaurants – 6.1%
Brinker International, Inc. (a)	9,700	396,730
Buffalo Wild Wings, Inc. (a)	20,100	658,677
CBRL Group, Inc.	3,700	144,929
Domino’s Pizza, Inc.	8,300	207,666
McDonald’s Corp.	41,600	1,296,672
Outback Steakhouse, Inc.	13,000	605,540

See accompanying notes which are an integral part of the financial statements.

Consumer Industries A-22

Common Stocks – continued
	Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – CONTINUED
Restaurants – continued
Starbucks Corp. (a)	4,800	$252,240
Wendy’s International, Inc.	6,140	317,438
		3,879,892

TOTAL HOTELS, RESTAURANTS & LEISURE		8,859,381

HOUSEHOLD PRODUCTS – 7.7%
Household Products – 7.7%
Colgate-Palmolive Co.	22,500	1,191,150
Procter & Gamble Co.	66,070	3,675,472
		4,866,622

INTERNET & CATALOG RETAIL – 3.3%
Catalog Retail – 0.4%
Coldwater Creek, Inc. (a)	10,400	287,976
Internet Retail – 2.9%
eBay, Inc. (a)	43,800	1,829,964

TOTAL INTERNET & CATALOG RETAIL		2,117,940

INTERNET SOFTWARE & SERVICES – 7.4%
Internet Software & Services – 7.4%
Google, Inc. Class A (sub. vtg.)	9,500	2,733,720
Sina Corp. (a)	6,100	169,641
Yahoo!, Inc. (a)	53,570	1,786,024
		4,689,385

LEISURE EQUIPMENT & PRODUCTS – 4.4%
Leisure Products – 4.4%
Brunswick Corp.	27,100	1,261,776
K2, Inc. (a)	9,800	130,340
MarineMax, Inc. (a)	11,200	372,512
Polaris Industries, Inc.	4,900	270,970
RC2 Corp. (a)	2,700	110,187
SCP Pool Corp.	17,350	632,234
		2,778,019

MEDIA – 10.1%
Advertising – 2.5%
Harte-Hanks, Inc.	4,400	119,680
JC Decaux SA (a)	23,000	536,556
Omnicom Group, Inc.	10,900	925,083
		1,581,319
Broadcasting & Cable TV – 1.5%
E.W. Scripps Co. Class A	7,700	389,081
SBS Broadcasting SA (a)	3,900	186,381
Univision Communications, Inc.
Class A (a)	13,000	367,640
		943,102

	Shares	Value (Note 1)
Movies & Entertainment – 4.0%
News Corp. Class A	85,584	$ 1,401,866
Walt Disney Co.	45,600	1,169,184
		2,571,050
Publishing – 2.1%
Gannett Co., Inc.	2,580	188,237
McGraw-Hill Companies, Inc.	10,400	478,504
Reuters Group PLC sponsored ADR	3,800	155,192
Washington Post Co. Class B	560	497,728
		1,319,661

TOTAL MEDIA		6,415,132

MULTILINE RETAIL – 7.7%
Department Stores – 4.1%
Federated Department Stores, Inc.	9,600	728,352
JCPenney Co., Inc.	7,400	415,436
Nordstrom, Inc.	9,000	333,090
Saks, Inc.	10,100	214,322
Sears Holdings Corp. (a)	5,900	909,957
		2,601,157
General Merchandise Stores – 3.6%
Family Dollar Stores, Inc.	9,000	232,200
Target Corp.	34,400	2,021,000
		2,253,200

TOTAL MULTILINE RETAIL		4,854,357

PERSONAL PRODUCTS – 2.7%
Personal Products – 2.7%
Avon Products, Inc.	22,400	732,704
Gillette Co.	18,900	1,014,363
		1,747,067

REAL ESTATE – 0.3%
Real Estate Investment Trusts – 0.3%
MeriStar Hospitality Corp. (a)	24,700	220,324
SOFTWARE – 0.7%
Home Entertainment Software – 0.7%
Activision, Inc. (a)	3,700	75,258
Electronic Arts, Inc. (a)	6,100	351,360
		426,618

SPECIALTY RETAIL – 11.4%
Apparel Retail – 4.0%
Aeropostale, Inc. (a)	8,500	253,725
American Eagle Outfitters, Inc.	19,200	632,640
bebe Stores, Inc.	8,700	247,602
Chico’s FAS, Inc. (a)	11,800	473,298
DSW, Inc. Class A	100	2,650
Foot Locker, Inc.	14,500	362,500

See accompanying notes which are an integral part of the financial statements.

A-23 A-23 Annual Report

Advisor Consumer Industries Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – CONTINUED
Apparel Retail – continued
Hot Topic, Inc. (a)	7,650	$130,356
Urban Outfitters, Inc. (a)	7,500	455,325
		2,558,096
Computer & Electronics Retail – 1.9%
Best Buy Co., Inc.	12,500	957,500
GameStop Corp.:
Class A (a)	5,500	188,925
Class B (a)	1,400	44,800
		1,191,225
Home Improvement Retail – 1.9%
Lowe’s Companies, Inc.	18,200	1,205,204
Homefurnishing Retail – 0.1%
Bed Bath & Beyond, Inc. (a)	2,200	100,980
Specialty Stores – 3.5%
AC Moore Arts & Crafts, Inc. (a)	12,200	350,506
Guitar Center, Inc. (a)	6,100	394,030
Michaels Stores, Inc.	4,800	196,800
Office Depot, Inc. (a)	15,900	451,242
PETsMART, Inc.	4,500	133,875
Sports Authority, Inc. (a)	1,400	44,520
Staples, Inc.	27,450	625,037
		2,196,010

TOTAL SPECIALTY RETAIL		7,251,515

TEXTILES, APPAREL & LUXURY GOODS – 4.8%
Apparel, Accessories & Luxury Goods – 3.5%
Carter’s, Inc. (a)	11,200	681,520
Coach, Inc. (a)	10,800	379,188
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	3,200	95,264
Liz Claiborne, Inc.	13,100	545,091
Polo Ralph Lauren Corp. Class A	7,600	374,224
Quiksilver, Inc. (a)	9,800	164,542
		2,239,829
Footwear – 1.3%
NIKE, Inc. Class B	9,500	796,100

TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,035,929

TOTAL COMMON STOCKS
(Cost $51,722,891)		62,295,850

Money Market Funds — 2.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)
(Cost $1,386,664)	1,386,664	$1,386,664
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $53,109,555)		63,682,514

NET OTHER ASSETS – (0.4)%		(274,919)
NET ASSETS – 100%		$63,407,595

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries A-24

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities
		July 31, 2005

Assets
Investment in securities, at value (cost
$53,109,555) — See accompany-
ing schedule		$63,682,514
Receivable for investments sold		33,081
Receivable for fund shares sold		55,179
Dividends receivable		35,113
Interest receivable		3,390
Prepaid expenses		87
Receivable from investment adviser for
expense reductions		1,865
Other affiliated receivables		68
Other receivables		7,298
Total assets		63,818,595

Liabilities
Payable for investments purchased	$215,462
Payable for fund shares redeemed	77,696
Accrued management fee	29,700
Distribution fees payable	33,014
Other affiliated payables	22,126
Other payables and accrued expenses	33,002
Total liabilities		411,000

Net Assets		$63,407,595
Net Assets consist of:
Paid in capital		$52,773,368
Accumulated net investment loss		(28)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		61,324
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		10,572,931
Net Assets		$63,407,595
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($17,887,437 ÷
1,076,295 shares)		$16.62
Maximum offering price per share
(100/94.25 of $16.62)		$17.63
Class T:
Net Asset Value and redemption
price per share ($16,782,188 ÷
1,029,930 shares)		$16.29
Maximum offering price per share
(100/96.50 of $16.29)		$16.88
Class B:
Net Asset Value and offering price
per share ($18,862,461 ÷
1,209,417 shares)A		$15.60
Class C:
Net Asset Value and offering price
per share ($8,505,000 ÷
544,524 shares)A		$15.62
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,370,509 ÷ 80,548 shares)		$17.01

Statement of Operations
	Year ended July 31, 2005

Investment Income
Dividends		$488,719
Interest		34,382
Security lending		14,716
Total income		537,817

Expenses
Management fee	$320,552
Transfer agent fees	231,833
Distribution fees	365,996
Accounting and security lending
fees	27,860
Independent trustees’ compensation	286
Custodian fees and expenses	6,745
Registration fees	54,596
Audit	42,044
Legal	201
Miscellaneous	2,896
Total expenses before reductions	1,053,009
Expense reductions	(37,462)	1,015,547

Net investment income (loss)		(477,730)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	169,313
Foreign currency transactions	2,412
Total net realized gain (loss)		171,725
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	9,733,469
Assets and liabilities in foreign
currencies	(28)
Total change in net unrealized
appreciation (depreciation)		9,733,441
Net gain (loss)		9,905,166
Net increase (decrease) in net as-
sets resulting from operations		$9,427,436

See accompanying notes which are an integral part of the financial statements.

A-25 Annual Report

Advisor Consumer Industries Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (477,730)	$(483,848)
Net realized gain (loss)	171,725	5,966,105
Change in net unrealized appreciation (depreciation)	9,733,441	(3,103,656)
Net increase (decrease) in net assets resulting from operations	9,427,436	2,378,601
Distributions to shareholders from net realized gain	(1,957,955)	—
Share transactions — net increase (decrease)	3,323,070	3,962,592
Redemption fees	3,279	7,430
Total increase (decrease) in net assets	10,795,830	6,348,623

Net Assets
Beginning of period	52,611,765	46,263,142
End of period (including accumulated net investment loss of $28 and accumulated net investment loss of $36,
respectively)	$ 63,407,595	$52,611,765

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Income from Investment Operations
Net investment income (loss)C	(.07)	(.07)	(.04)	(.05)	.01
Net realized and unrealized gain (loss)	2.71	.87	1.04	(2.09)	.15
Total from investment operations	2.64	.80	1.00	(2.14)	.16
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Total ReturnA, B	18.85%	5.84%	7.87%	(14.30)%	1.06%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.47%	1.55%	1.70%	1.69%	1.71%
Expenses net of voluntary waivers, if any	1.44%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.42%	1.45%	1.48%	1.47%	1.49%
Net investment income (loss)	(.45)%	(.50)%	(.33)%	(.36)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,887	$ 11,856	$ 9,101	$ 7,209	$ 4,648
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries A-26

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Income from Investment Operations
Net investment income (loss)C	(.11)	(.11)	(.07)	(.09)	(.02)
Net realized and unrealized gain (loss)	2.66	.87	1.01	(2.05)	.15
Total from investment operations	2.55	.76	.94	(2.14)	.13
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Total ReturnA,B	18.52%	5.63%	7.48%	(14.44)%	.87%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.75%	1.81%	1.87%	1.89%	1.98%
Expenses net of voluntary waivers, if any	1.69%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.67%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(.70)%	(.74)%	(.58)%	(.61)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,782	$ 15,555	$ 13,693	$ 12,132	$ 12,899
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Income from Investment Operations
Net investment income (loss)C	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	2.55	.85	.99	(2.01)	.14
Total from investment operations	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Total ReturnA,B	17.97%	5.12%	7.04%	(14.91)%	.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.24%	2.29%	2.37%	2.39%	2.51%
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.16%	2.20%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.20)%	(1.25)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,862	$ 17,302	$ 15,944	$ 13,807	$ 13,483
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-27 Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Income from Investment Operations
Net investment income (loss)C	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	2.55	.85	.99	(2.01)	.14
Total from investment operations	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Total ReturnA,B	17.94%	5.11%	7.03%	(14.89)%	.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.17%	2.24%	2.33%	2.35%	2.49%
Expenses net of voluntary waivers, if any	2.17%	2.24%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14%	2.19%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.18)%	(1.24)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,505	$ 6,992	$ 6,759	$ 5,391	$ 5,504
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)	(.01)	(.02)	.05
Net realized and unrealized gain (loss)	2.76	.90	1.05	(2.10)	.15
Total from investment operations	2.73	.86	1.04	(2.12)	.20
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalB	—D	—D	—D	—D	—D
Net asset value, end of period	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Total ReturnA	19.08%	6.16%	8.06%	(14.00)%	1.32%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.26%	1.34%	1.49%	1.39%	1.57%
Expenses net of voluntary waivers, if any	1.20%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17%	1.20%	1.19%	1.22%	1.24%
Net investment income (loss)	(.21)%	(.25)%	(.05)%	(.11)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,371	$ 907	$ 766	$ 1,215	$ 1,249
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries A-28

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

A-29

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.
The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 11,354,269
Unrealized depreciation	(792,037)
Net unrealized appreciation (depreciation)	10,562,232
Undistributed long-term capital gain	72,024

Cost for federal income tax purposes	$ 53,120,282

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Long-term Capital Gains	1,957,955	—

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.
The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.
The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in-
cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,749,282 and $36,324,562, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage-
ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.
The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$34,179	$37
Class T	25%	.25%	80,146	172
Class B	75%	.25%	178,659	134,081
Class C	75%	.25%	73,012	11,003

			$365,996	$145,293

Consumer Industries A-30

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T,
Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for
Class C, and .25% for certain purchases of Class A and Class T shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$27,118
Class T	4,512
Class B*	40,399
Class C*	723
$72,752

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$55,054.40
Class T	69,351.43
Class B	76,798.43
Class C	25,922.36
Institutional Class	4,708.45

	$231,833

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), affiliate of FMR.
The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates.
The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distribu-
tions earned by the fund are recorded as income in the accompanying financial statements and totaled $45,795 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.
The commissions paid to these affiliated firms were $2,405 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

A-31 Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.
The following classes were in reimbursement during the period:

	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50%	-- 1.40%*	$3,375
Class T	1.75%	-- 1.65%*	8,638
Class B	2.25%	-- 2.15%*	9,451
Class C	2.25%	-- 2.15%*	130
Institutional Class	1.25%	-- 1.15%*	684

			$22,278

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,179 for the period. In addition, through arrangements with the fund’s custo-
dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $5.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005		2004
From net realized gain
Class A	$ 428,722	$		—
Class T	574,417			—
Class B	656,667			—
Class C	265,179			—
Institutional Class	32,970			—
Total	$ 1,957,955	$		—

Consumer Industries A-32

10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	482,465		362,299	$ 7,543,570		$5,424,551
Reinvestment of distributions	26,992		—	380,585		—
Shares redeemed	(250,204)		(209,272)	(3,816,608)		(3,099,528)
Net increase (decrease)	259,253		153,027	$ 4,107,547		$2,325,023
Class T
Shares sold	253,353		372,905	$ 3,867,037		$5,380,121
Reinvestment of distributions	38,833		—	538,224		—
Shares redeemed	(352,192)		(296,211)	(5,340,776)		(4,343,994)
Net increase (decrease)	(60,006)		76,694	$ (935,515)		$1,036,127
Class B
Shares sold	244,951		317,001	$ 3,583,578		$4,519,412
Reinvestment of distributions	43,290		—	576,619		—
Shares redeemed	(337,303)		(277,375)	(4,889,935)		(3,946,551)
Net increase (decrease)	(49,062)		39,626	$ (729,738)		$572,861
Class C
Shares sold	159,223		145,559	$ 2,344,716		$2,089,237
Reinvestment of distributions	16,994		—	226,706		—
Shares redeemed	(139,563)		(153,637)	(2,002,889)		(2,161,430)
Net increase (decrease)	36,654		(8,078)	$ 568,533		$(72,193)
Institutional Class
Shares sold	26,159		20,688	$ 423,819		$317,524
Reinvestment of distributions	1,868		—	26,919		—
Shares redeemed	(8,711)		(14,366)	(138,495)		(216,750)
Net increase (decrease)	19,316		6,322	$ 312,243		$100,774

A-33 Annual Report

Advisor Cyclical Industries Fund — Class A, T, B, and C Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Class A (incl. 5.75% sales charge)	17.85%	10.21%	11.32%
Class T (incl. 3.50% sales charge)	20.41%	10.49%	11.37%
Class B (incl. contingent deferred
sales charge)B	19.12%	10.42%	11.40%
Class C (incl. contingent deferred
sales charge)C	23.16%	10.76%	11.26%

A From September 3, 1996.
B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50%
12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares contingent deferred sales charges included in the past one year, five year and life of fund total return figures are 5%, 2%, and 0%, respectively.
C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of
Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares’ contin-
gent deferred sales charges included in the past one year, five year and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Advisor
Cyclical Industries Fund — Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Cyclical Industries A-34

Advisor Cyclical Industries Fund

Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Matthew Friedman, Portfolio Manager of Fidelity® Advisor Cyclical Industries Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 25.04%, 24.78%, 24.12% and 24.16%, respectively, topping the Goldman Sachs® Cyclical Industries Index, which returned 17.16%, and the S&P 500®. Stock selection was key to the fund’s outperformance of the sector index. Among the top contributors were Lyondell Chemical and Millennium Chemicals, both of which enjoyed robust profits. The stocks rose further when the companies merged in December 2004. Investments in homebuilders KB Home, Ryland Group and Toll Brothers helped returns when the group generated strong earnings. Aerospace companies BE Aerospace and Precision Castparts benefited from pent-up demand for new aircraft. The fund’s lack of exposure to poorly performing U.S. auto manufacturers — a large component of the sector index — also was positive. Conversely, a sizable position in Dycom Industries, which supplies video cable trenches for telephone companies, underperformed in response to lackluster demand. Also, the fund wasn’t invested in other homebuilders — including index components Centex, Pulte and Lennar —that performed well. Elsewhere, Honeywell and Maytag underperformed in response to margin pressures.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-35 A-35

Annual Report

Advisor Cyclical Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,089.00	$6.73
HypotheticalA	$ 1,000.00	$1,018.35	$6.51
Class T
Actual	$ 1,000.00	$1,088.00	$7.92
HypotheticalA	$ 1,000.00	$1,017.21	$7.65
Class B
Actual	$ 1,000.00	$1,084.40	$10.70
HypotheticalA	$ 1,000.00	$1,014.53	$10.34
Class C
Actual	$ 1,000.00	$1,085.00	$10.49
HypotheticalA	$ 1,000.00	$1,014.73	$10.14
Institutional Class
Actual	$ 1,000.00	$1,090.50	$5.24
HypotheticalA	$ 1,000.00	$1,019.79	$5.06

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.30%
Class T	1.53%
Class B	2.07%
Class C	2.03%
Institutional Class	1.01%

Cyclical Industries

A-36

Advisor Cyclical Industries Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Honeywell International, Inc.	3.3	3.1
Tyco International Ltd.	3.3	4.9
General Electric Co.	2.6	4.6
Dow Chemical Co.	2.5	1.7
The Boeing Co.	2.4	2.3
Caterpillar, Inc.	2.1	0.5
3M Co.	2.1	2.7
Fluor Corp.	1.9	0.2
Toll Brothers, Inc.	1.9	1.5
Burlington Northern Santa Fe Corp.	1.8	1.1
	23.9

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-37 A-37 Annual Report

Advisor Cyclical Industries Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 99.0%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 14.3%
Aerospace & Defense – 14.3%
BE Aerospace, Inc. (a)	57,000	$999,210
EADS NV	8,879	298,535
EDO Corp.	24,040	741,634
Embraer – Empresa Brasileira de
Aeronautica SA sponsored ADR	300	9,702
Essex Corp. (a)	2,700	56,565
General Dynamics Corp.	2,800	322,532
Goodrich Corp.	9,200	407,008
Hexcel Corp. (a)	50,700	876,096
Honeywell International, Inc.	116,600	4,580,047
L-3 Communications Holdings, Inc.	11,400	891,822
Lockheed Martin Corp.	14,514	905,674
Precision Castparts Corp.	12,700	1,142,746
Raytheon Co.	33,300	1,309,689
Rockwell Collins, Inc.	33,040	1,612,352
Rolls-Royce Group PLC	383	2,252
The Boeing Co.	50,100	3,307,101
United Technologies Corp.	43,100	2,185,170
		19,648,135

AIR FREIGHT & LOGISTICS – 6.0%
Air Freight & Logistics – 6.0%
C.H. Robinson Worldwide, Inc.	13,900	869,723
EGL, Inc. (a)	36,500	734,745
Expeditors International of Washington,
Inc.	12,800	704,640
FedEx Corp.	29,800	2,505,882
Forward Air Corp.	12,020	418,897
Hub Group, Inc. Class A (a)	25,636	794,203
Park-Ohio Holdings Corp. (a)	17,700	359,664
United Parcel Service, Inc. Class B	15,300	1,116,441
UTI Worldwide, Inc.	10,000	713,600
		8,217,795

AIRLINES – 1.8%
Airlines – 1.8%
AirTran Holdings, Inc. (a)	141,600	1,619,904
Alaska Air Group, Inc. (a)	4,400	153,912
AMR Corp. (a)	32,900	462,245
JetBlue Airways Corp. (a)	14,600	306,600
		2,542,661

AUTO COMPONENTS – 2.8%
Auto Parts & Equipment – 2.8%
American Axle & Manufacturing
Holdings, Inc.	23,500	647,425
Amerigon, Inc. (a)	21,800	96,792
BorgWarner, Inc.	7,800	453,726
Delphi Corp.	66,200	350,860
Johnson Controls, Inc.	7,400	425,056
Lear Corp.	24,300	1,039,311

	Shares	Value (Note 1)
Midas, Inc. (a)	15,700	$363,141
Tenneco Automotive, Inc. (a)	22,100	416,806
		3,793,117

AUTOMOBILES – 0.9%
Automobile Manufacturers – 0.9%
Honda Motor Co. Ltd. sponsored ADR	10,300	265,431
National R.V. Holdings, Inc. (a)	27,800	212,670
Renault SA	4,700	430,826
Toyota Motor Corp. sponsored ADR	3,500	265,510
		1,174,437

BUILDING PRODUCTS – 1.7%
Building Products – 1.7%
American Standard Companies, Inc.	8,600	380,808
Masco Corp.	30,200	1,024,082
Quixote Corp.	18,951	385,274
Trex Co., Inc. (a)	8,200	241,080
York International Corp.	7,700	329,021
		2,360,265

CHEMICALS – 15.5%
Commodity Chemicals – 1.9%
Celanese Corp. Class A	25,900	487,438
Georgia Gulf Corp.	9,600	304,608
Lyondell Chemical Co.	428	11,958
NOVA Chemicals Corp.	22,700	796,127
Pioneer Companies, Inc. (a)	22,800	553,356
Spartech Corp.	22,400	419,552
		2,573,039
Diversified Chemicals – 4.5%
Ashland, Inc.	14,600	897,170
Dow Chemical Co.	72,100	3,457,195
Eastman Chemical Co.	5,400	299,106
FMC Corp. (a)	25,700	1,554,336
		6,207,807
Fertilizers & Agricultural Chemicals – 2.6%
Agrium, Inc.	22,300	509,985
Monsanto Co.	18,200	1,226,134
Mosaic Co. (a)	59,251	1,030,967
Potash Corp. of Saskatchewan	8,400	893,891
		3,660,977
Industrial Gases – 3.6%
Air Products & Chemicals, Inc.	33,900	2,025,864
Airgas, Inc.	42,400	1,250,800
Praxair, Inc.	33,800	1,669,382
		4,946,046
Specialty Chemicals – 2.9%
Albemarle Corp.	13,700	521,970
Chemtura Corp.	58,594	922,270
Cytec Industries, Inc.	8,800	399,344
Ecolab, Inc.	21,300	715,254
Ferro Corp.	4,100	92,250

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries A-38

Common Stocks – continued
	Shares	Value (Note 1)

CHEMICALS – CONTINUED
Specialty Chemicals – continued
H.B. Fuller Co.	19,000	$656,070
Lubrizol Corp.	13,100	576,400
Minerals Technologies, Inc.	1,500	93,360
Rohm & Haas Co.	200	9,212
		3,986,130

TOTAL CHEMICALS		21,373,999

COMMERCIAL SERVICES & SUPPLIES – 2.2%
Diversified Commercial & Professional Services – 0.5%
CRA International, Inc. (a)	5,700	303,240
LECG Corp. (a)	15,900	343,679
		646,919
Environmental & Facility Services – 0.8%
Waste Connections, Inc. (a)	15,050	541,800
Waste Management, Inc.	2,000	56,240
Waste Services, Inc. (a)	120,100	468,390
		1,066,430
Human Resource & Employment Services – 0.8%
CDI Corp.	14,200	348,894
Robert Half International, Inc.	22,400	759,136
		1,108,030
Office Services & Supplies – 0.1%
Herman Miller, Inc.	6,800	217,124

TOTAL COMMERCIAL SERVICES & SUPPLIES		3,038,503

COMMUNICATIONS EQUIPMENT – 0.6%
Communications Equipment – 0.6%
Harris Corp.	21,200	785,884
CONSTRUCTION & ENGINEERING – 7.5%
Construction & Engineering – 7.5%
Chicago Bridge & Iron Co. NV (NY
Shares)	39,400	1,101,230
Comfort Systems USA, Inc. (a)	43,400	336,350
Dycom Industries, Inc. (a)	40,800	995,520
Fluor Corp.	41,800	2,666,840
Foster Wheeler Ltd. (a)	32,920	760,452
Granite Construction, Inc.	21,600	739,152
Jacobs Engineering Group, Inc. (a)	12,700	747,776
Perini Corp. (a)	38,400	676,224
Shaw Group, Inc. (a)	65,600	1,254,272
SNC-Lavalin Group, Inc.	11,700	672,271
URS Corp. (a)	1,000	37,450
Washington Group International, Inc. (a)	5,800	312,852
		10,300,389

	Shares	Value (Note 1)

CONSTRUCTION MATERIALS – 1.5%
Construction Materials – 1.5%
Lafarge North America, Inc.	24	$1,675
Martin Marietta Materials, Inc.	14,400	1,046,736
Texas Industries, Inc.	179	13,180
Vulcan Materials Co.	14,700	1,032,528
		2,094,119

CONTAINERS & PACKAGING – 0.8%
Metal & Glass Containers – 0.8%
Owens-Illinois, Inc. (a)	40,200	1,031,130
DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services – 0.1%
Education Management Corp. (a)	5,200	180,700
ELECTRICAL EQUIPMENT – 1.9%
Electrical Components & Equipment – 1.4%
AMETEK, Inc.	5,900	243,080
C&D Technologies, Inc.	20,100	202,407
Emerson Electric Co.	100	6,580
NEOMAX Co. Ltd.	15,000	318,156
Rockwell Automation, Inc.	9,800	504,798
Roper Industries, Inc.	8,600	660,050
		1,935,071
Heavy Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR (a)	43,200	294,192
Shanghai Electric (Group) Corp.
(H Shares)	1,748,000	436,235
		730,427

TOTAL ELECTRICAL EQUIPMENT		2,665,498

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Electronic Equipment & Instruments – 0.1%
FARO Technologies, Inc. (a)	4,000	94,720
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment – 0.1%
Varian, Inc. (a)	2,700	101,169
HOUSEHOLD DURABLES – 7.0%
Consumer Electronics – 0.2%
Harman International Industries, Inc.	3,200	275,040
Home Furnishings – 1.1%
Interface, Inc. Class A (a)	115,440	1,178,642
Tempur-Pedic International, Inc. (a)(d)	18,700	321,827
		1,500,469
Homebuilding – 5.7%
Champion Enterprises, Inc. (a)	31,800	383,508
D.R. Horton, Inc.	30,700	1,261,156
KB Home	26,100	2,137,851

See accompanying notes which are an integral part of the financial statements.

A-39 A-39 Annual Report

Advisor Cyclical Industries Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

HOUSEHOLD DURABLES – CONTINUED
Homebuilding – continued
Ryland Group, Inc.	19,400	$ 1,567,520
Toll Brothers, Inc. (a)	46,400	2,571,488
		7,921,523

TOTAL HOUSEHOLD DURABLES		9,697,032

INDUSTRIAL CONGLOMERATES – 8.0%
Industrial Conglomerates – 8.0%
3M Co.	38,260	2,869,500
General Electric Co.	102,400	3,532,800
Tyco International Ltd.	149,900	4,567,453
		10,969,753

IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Anteon International Corp. (a)	5,000	234,750
SI International, Inc. (a)	700	22,057
		256,807

MACHINERY – 13.2%
Construction & Farm Machinery & Heavy Trucks – 8.9%
A.S.V., Inc. (a)	3,500	167,825
Astec Industries, Inc. (a)	2,200	63,778
Bucyrus International, Inc. Class A	24,100	1,027,142
Caterpillar, Inc.	54,000	2,911,140
Daewoo Shipbuilding & Marine
Engineering Co. Ltd.	18,310	347,126
Deere & Co.	31,300	2,301,489
Freightcar America, Inc.	27,500	881,650
Joy Global, Inc.	52,600	2,160,282
Manitowoc Co., Inc.	20,800	949,520
Navistar International Corp. (a)	16,140	551,181
PACCAR, Inc.	150	10,833
Samsung Heavy Industries Ltd.	33,670	386,615
Toro Co.	3,400	136,816
Wabash National Corp	12,300	264,573
		12,159,970
Industrial Machinery – 4.3%
Actuant Corp. Class A (a)	9,500	442,035
Albany International Corp. Class A	10,100	353,904
Briggs & Stratton Corp.	3,000	112,110
Danaher Corp.	17,000	942,650
Dover Corp.	24,700	1,019,122
Hardinge, Inc.	13,570	207,621
ITT Industries, Inc.	12,700	1,351,280
Kennametal, Inc.	3	143
Pall Corp.	200	6,194
Pentair, Inc.	7,000	281,190

	Shares	Value (Note 1)
Timken Co.	21,500	$569,105
Watts Water Technologies, Inc. Class A .	18,500	675,250
		5,960,604

TOTAL MACHINERY		18,120,574

MARINE – 2.6%
Marine – 2.6%
Alexander & Baldwin, Inc.	7,920	423,562
Camillo Eitzen & Co. ASA	700	7,226
Diana Shipping, Inc.	19,500	253,305
DryShips, Inc.	900	12,870
Excel Maritime Carriers Ltd. (a)	700	9,002
Golden Ocean Group Ltd. (a)	1,400	854
Odfjell ASA (A Shares)	71,300	1,461,144
Stolt-Nielsen SA	41,000	1,408,772
		3,576,735

METALS & MINING – 0.2%
Steel – 0.2%
Carpenter Technology Corp.	5,300	331,992
OIL, GAS & CONSUMABLE FUELS – 0.9%
Coal & Consumable Fuels – 0.2%
Massey Energy Co.	5,100	220,575
Oil & Gas Storage & Transport – 0.7%
General Maritime Corp.	9,200	358,708
OMI Corp.	36,800	663,504
		1,022,212

TOTAL OIL, GAS & CONSUMABLE FUELS		1,242,787

ROAD & RAIL – 6.7%
Railroads – 5.4%
Burlington Northern Santa Fe Corp.	46,500	2,522,625
Canadian National Railway Co.	21,600	1,431,649
Canadian Pacific Railway Ltd.	25,600	993,180
Norfolk Southern Corp.	66,000	2,455,860
		7,403,314
Trucking – 1.3%
Laidlaw International, Inc.	39,300	1,010,010
Landstar System, Inc. (a)	22,608	753,299
		1,763,309

TOTAL ROAD & RAIL		9,166,623

SPECIALTY RETAIL – 0.4%
Home Improvement Retail – 0.4%
Sherwin-Williams Co.	12,800	609,408
TRADING COMPANIES & DISTRIBUTORS – 2.0%
Trading Companies & Distributors – 2.0%
Finning International, Inc.	10,800	335,022
MSC Industrial Direct Co., Inc. Class A	29,900	1,156,831

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries A-40

Common Stocks – continued
	Shares	Value (Note 1)

TRADING COMPANIES & DISTRIBUTORS – CONTINUED
Trading Companies & Distributors – continued
United Rentals, Inc. (a)	15,100	$ 280,860
WESCO International, Inc. (a)	30,600	1,042,236
		2,814,949

TOTAL COMMON STOCKS
(Cost $117,344,133)		136,189,181

Nonconvertible Preferred Stocks — 0.2%

AUTOMOBILES – 0.2%
Automobile Manufacturers – 0.2%
Porsche AG (non-vtg.)
(Cost $295,648)	400	317,195

Money Market Funds — 1.2%

Fidelity Cash Central Fund,
3.31% (b)	1,362,247	1,362,247
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	317,900	317,900
TOTAL MONEY MARKET FUNDS
(Cost $1,680,147)		1,680,147

TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $119,319,828)		138,186,523

NET OTHER ASSETS – (0.4)%		(579,145)
NET ASSETS – 100%		$137,607,378

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.6%
Canada	4.1%
Norway	1.1%
Luxembourg	1.0%
Netherlands	1.0%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

A-41 A-41 Annual Report

Advisor Cyclical Industries Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005

Assets
Investment in securities, at value (in-
cluding securities loaned of
$321,827) (cost $119,319,928) —
See accompanying schedule		$138,186,523
Cash		2,939
Receivable for investments sold		1,634,317
Receivable for fund shares sold		692,753
Dividends receivable		71,046
Interest receivable		5,231
Prepaid expenses		102
Other affiliated receivables		27
Other receivables		29,770
Total assets		140,622,708
Liabilities
Payable for investments purchased	$2,331,130
Payable for fund shares redeemed	163,761
Accrued management fee	62,738
Distribution fees payable	66,296
Other affiliated payables	38,336
Other payables and accrued expenses	35,169
Collateral on securities loaned, at value	317,900
Total liabilities		3,015,330
Net Assets		$137,607,378
Net Assets consist of:
Paid in capital		$112,161,586
Accumulated net investment loss		(15)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		6,579,112
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		18,866,695
Net Assets		$137,607,378
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($40,264,044 ÷
1,870,031 shares)		$21.53
Maximum offering price per share
(100/94.25 of $21.53)		$22.84
Class T:
Net Asset Value and redemption
price per share ($40,126,357 ÷
1,886,791 shares)		$21.27
Maximum offering price per share
(100/96.50 of $21.27)		$22.04
Class B:
Net Asset Value and offering price
per share ($32,242,125 ÷
1,568,874 shares)A		$20.55
Class C:
Net Asset Value and offering price
per share ($20,595,499 ÷
995,982 shares)A		$20.68
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($4,379,353 ÷ 198,535 shares)		$22.06

Statement of Operations
	Year ended July 31, 2005

Investment Income
Dividends		$1,312,393
Interest		66,594
Security lending		7,432
Total income		1,386,419

Expenses
Management fee	$575,398
Transfer agent fees	326,458
Distribution fees	612,732
Accounting and security lending
fees	43,053
Independent trustees’ compensation	468
Custodian fees and expenses	19,134
Registration fees	75,710
Audit	42,253
Legal	283
Miscellaneous	2,030
Total expenses before reductions	1,697,519
Expense reductions	(47,581)	1,649,938

Net investment income (loss)		(263,519)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	8,604,224
Investment not meeting investment
restrictions	(5,191)
Foreign currency transactions	(4,999)
Payment from investment advisor
for loss on investment not meet-
ing investment restrictions	5,191
Total net realized gain (loss)		8,599,225
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	12,830,685
Assets and liabilities in foreign
currencies	98
Total change in net unrealized ap-
preciation (depreciation)		12,830,783
Net gain (loss)		21,430,008
Net increase (decrease) in net as-
sets resulting from operations		$21,166,489
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See accompanying notes which are an integral part of the financial statements.

Cyclical Industries A-42

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (263,519)	$(212,310)
Net realized gain (loss)	8,599,225	3,763,095
Change in net unrealized appreciation (depreciation)	12,830,783	4,474,838
Net increase (decrease) in net assets resulting from operations	21,166,489	8,025,623
Distributions to shareholders from net realized gain	(3,376,455)	—
Share transactions -- net increase (decrease)	68,385,639	18,136,365
Redemption fees	12,053	24,255
Total increase (decrease) in net assets	86,187,726	26,186,243

Net Assets
Beginning of period	51,419,652	25,233,409
End of period (including accumulated net investment loss of $15 and accumulated net investment loss of $20,
respectively)	$ 137,607,378	$51,419,652

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Income from Investment Operations
Net investment income (loss)C	02	(.02)	.06	(.04)	.04
Net realized and unrealized gain (loss)	4.35	3.96	1.36	(2.37)	1.98
Total from investment operations	4.37	3.94	1.42	(2.41)	2.02
Distributions from net investment income	—	—	(.02)	—	(.04)
Distributions from net realized gain	(.94)	—	—	—	(.40)
Total distributions	(.94)	—	(.02)	—	(.44)
Redemption fees added to paid in capitalC	—E	.01	—E	.01	.01
Net asset value, end of period	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Total ReturnA,B	25.04%	27.92%	11.16%	(15.84)%	15.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.34%	1.65%	1.99%	1.83%	2.59%
Expenses net of voluntary waivers, if any	1.34%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.29%	1.47%	1.46%	1.49%	1.49%
Net investment income (loss)	09%	(.12)%	.46%	(.25)%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,264	$ 12,612	$ 4,272	$ 3,160	$ 2,270
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-43 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Income from Investment Operations
Net investment income (loss)C	(.03)	(.06)	.03	(.07)	—E
Net realized and unrealized gain (loss)	4.31	3.93	1.34	(2.36)	2.00
Total from investment operations	4.28	3.87	1.37	(2.43)	2.00
Distributions from net investment income	—	—	(.01)	—	(.01)
Distributions from net realized gain	(.91)	—	—	—	(.39)
Total distributions	(.91)	—	(.01)	—	(.40)
Redemption fees added to paid in capitalC	—E	.01	—E	—E	.01
Net asset value, end of period	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Total ReturnA,B	24.78%	27.67%	10.84%	(16.10)%	15.18%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.57%	1.90%	2.25%	2.07%	2.85%
Expenses net of voluntary waivers, if any	1.57%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.52%	1.72%	1.71%	1.74%	1.74%
Net investment income (loss)	(.14)%	(.36)%	.22%	(.50)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,126	$ 13,089	$ 5,493	$ 6,216	$ 5,654
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Income from Investment Operations
Net investment income (loss)C	(.13)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	4.17	3.79	1.31	(2.30)	1.95
Total from investment operations	4.04	3.65	1.28	(2.44)	1.88
Distributions from net realized gain	(.76)	—	—	—	(.37)
Redemption fees added to paid in capitalC	—E	.01	—E	—E	.01
Net asset value, end of period	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Total ReturnA,B	24.12%	26.89%	10.38%	(16.52)%	14.51%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.11%	2.37%	2.68%	2.58%	3.39%
Expenses net of voluntary waivers, if any	2.11%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.07%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.68)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,242	$ 14,722	$ 9,005	$ 9,008	$ 5,674
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries A-44

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Income from Investment Operations
Net investment income (loss)C	(.12)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	4.19	3.82	1.31	(2.31)	2.00
Total from investment operations	4.07	3.68	1.28	(2.45)	1.93
Distributions from net realized gain	(.75)	—	—	—	(.35)
Redemption fees added to paid in capitalC	—E	.01	—E	—E	—E
Net asset value, end of period	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Total ReturnA,B	24.16%	26.99%	10.33%	(16.51)%	14.78%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.07%	2.28%	2.57%	2.49%	3.36%
Expenses net of voluntary waivers, if any	2.07%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.02%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.64)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,595	$ 9,507	$ 5,307	$ 5,143	$ 2,847
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Income from Investment Operations
Net investment income (loss)B	07.02		.09	—D	.08
Net realized and unrealized gain (loss)	4.46	4.04	1.39	(2.41)	2.05
Total from investment operations	4.53	4.06	1.48	(2.41)	2.13
Distributions from net investment income	—	—	(.03)	—	(.07)
Distributions from net realized gain	(.95)	—	—	—	(.40)
Total distributions	(.95)	—	(.03)	—	(.47)
Redemption fees added to paid in capitalB	—D	.01	—D	—D	.01
Net asset value, end of period	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Total ReturnA	25.41%	28.24%	11.46%	(15.68)%	15.95%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.06%	1.38%	1.55%	1.45%	2.27%
Expenses net of voluntary waivers, if any	1.06%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.01%	1.22%	1.18%	1.24%	1.24%
Net investment income (loss)	37%	.13%	.74%	— %	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,379	$ 1,490	$ 1,156	$ 2,104	$ 1,751
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-45 Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, and losses deferred due to wash sales.

Cyclical Industries

A-46

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,443,387
Unrealized depreciation	(2,153,034)
Net unrealized appreciation (depreciation)	18,290,353
Undistributed ordinary income	2,641,076
Undistributed long-term capital gain	3,738,864

Cost for federal income tax purposes	$ 119,896,170

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$1,163,274	$—
Long-term Capital Gains	2,213,181	—
Total	$3,376,455	$—

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.
The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.
The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in-
cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $179,445,823 and $113,166,082, respectively. The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund’s investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage-
ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.
The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

A-47 Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$69,461	$—
Class T	25%	.25%	153,994	46
Class B	75%	.25%	240,771	180,579
Class C	75%	.25%	148,506	57,658

			$612,732	$238,283

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$117,642
Class T	14,748
Class B*	63,970
Class C*	2,023
$198,383

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$91,503.33
Class T	94,933.31
Class B	85,414.36
Class C	45,817.31
Institutional Class	8,791.30

	$326,458

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $80,717 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,770 for the period.

Cyclical Industries A-48

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $47,481 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $100, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005		2004
From net realized gain
Class A	$ 1,008,608	$		—
Class T	1,078,512			—
Class B	740,358			—
Class C	457,235			—
Institutional Class	91,742			—
Total	$ 3,376,455	$		—

A-49 Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	1,834,275		906,243	$ 35,637,759	$ 15,361,054
Reinvestment of distributions	37,514		—	702,375		—
Shares redeemed	(698,605)		(511,353)	(13,721,410)		(8,642,465)
Net increase (decrease)	1,173,184		394,890	$ 22,618,724		$6,718,589
Class T
Shares sold	1,414,958		524,204	$ 26,674,948		$8,942,910
Reinvestment of distributions	55,963		—	1,036,099		—
Shares redeemed	(315,493)		(184,575)	(6,149,352)		(3,062,075)
Net increase (decrease)	1,155,428		339,629	$ 21,561,695		$5,880,835
Class B
Shares sold	1,024,205		439,402	$ 19,088,560		$7,031,675
Reinvestment of distributions	34,674		—	620,788		—
Shares redeemed	(342,241)		(249,000)	(6,386,553)		(4,000,080)
Net increase (decrease)	716,638		190,402	$ 13,322,795		$3,031,595
Class C
Shares sold	649,529		350,466	$ 12,242,436		$5,537,878
Reinvestment of distributions	19,147		—	344,742		—
Shares redeemed	(220,294)		(191,062)	(4,110,203)		(3,095,385)
Net increase (decrease)	448,382		159,404	$ 8,476,975		$2,442,493
Institutional Class
Shares sold	168,340		56,561	$ 3,418,465		$991,073
Reinvestment of distributions	3,419		—	65,261		—
Shares redeemed	(53,860)		(56,142)	(1,078,276)		(928,220)
Net increase (decrease)	117,899		419	$ 2,405,450		$62,853

Cyclical Industries A-50

Advisor Developing Communications Fund — Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Class A (incl. 5.75% sales charge)	11.14%	--6.74%
Class T (incl. 3.50% sales charge)	13.33%	--6.50%
Class B (incl. contingent deferred
sales charge)B	11.98%	--6.64%
Class C (incl. contingent deferred
sales charge)C	15.98%	--6.23%

A From December 27, 2000.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor
Developing Communications Fund — Class T on December 27,
2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-51 Annual Report

Advisor Developing Communications Fund — Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity® Advisor Developing Communications Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 17.92%, 17.44%, 16.98% and 16.98%, respectively, beating the 11.63% gain of the Goldman Sachs® Technology Index. The fund also bested the S&P 500®. A significant overweighting in wireless telecommunications equipment provided the biggest boost. However, the top contributor both in absolute terms and versus the sector index was Internet search engine provider Google. Strong growth in paid-search revenues forced analysts to boost their earnings estimates for the company, driving its stock price sharply higher. Comverse Technology — a holding I reduced for valuation reasons during the period — was the second-best contributor to both absolute and relative performance. The company saw particularly strong growth in wireless services such as IP (Internet Protocol) voice mail, picture messaging and ring tones. Conversely, the fund was hampered by a relatively heavy exposure to communications equipment. Two holdings with ties to the VoIP (Voice over Internet Protocol) market turned in disappointing performances — equipment providers Avaya and Mindspeed Technologies. Slower-than-expected adoption of VoIP hurt both stocks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Developing Communications

A-52

Advisor Developing Communications Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,044.80	$7.10
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,042.50	$8.36
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,040.60	$10.88
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,040.60	$10.88
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,045.60	$5.83
HypotheticalA	$ 1,000.00	$1,019.09	$5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

A-53 A-53

Annual Report

Advisor Developing Communications Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Nokia Corp. sponsored ADR	9.8	5.4
Research In Motion Ltd.	9.0	3.5
Juniper Networks, Inc.	8.4	7.9
QUALCOMM, Inc.	8.1	7.0
Corning, Inc.	6.2	0.0
Google, Inc. Class A (sub. vtg.)	5.2	0.4
Freescale Semiconductor, Inc.
Class A	3.4	2.5
Motorola, Inc.	2.9	4.5
Photon Dynamics, Inc.	2.7	0.7
AU Optronics Corp.
sponsored ADR	2.5	1.5
	58.2

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Developing Communications A-54

Advisor Developing Communications Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 99.2%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 61.4%
Communications Equipment – 61.4%
ADC Telecommunications, Inc. (a)	4,400	$115,016
Adva AG Optical Networking (a)	9,420	55,852
Andrew Corp. (a)	6,500	71,435
AudioCodes Ltd. (a)	11,600	105,444
Avaya, Inc. (a)	15,450	159,599
Bookham, Inc. (a)	372	1,179
C-COR, Inc. (a)	800	6,664
Carrier Access Corp. (a)	4,400	23,320
CIENA Corp. (a)	92,650	207,536
Comtech Group, Inc. (a)	2,200	12,232
Comverse Technology, Inc. (a)	5,460	138,083
Corning, Inc. (a)	34,100	649,605
EMS Technologies, Inc. (a)	1,400	21,350
F5 Networks, Inc. (a)	4,900	206,682
Foundry Networks, Inc. (a)	900	10,656
Foxconn International Holdings Ltd.	2,000	1,647
Harmonic, Inc. (a)	4,700	25,051
InterDigital Communication Corp. (a)	100	1,795
Ixia (a)	3,500	69,090
Juniper Networks, Inc. (a)	36,550	876,835
Motorola, Inc.	14,100	298,638
MRV Communications, Inc. (a)	19,165	40,821
NMS Communications Corp. (a)	30,000	101,100
Nokia Corp. sponsored ADR	64,600	1,030,367
Powerwave Technologies, Inc. (a)	6,940	79,602
QUALCOMM, Inc.	21,600	852,984
Redback Networks, Inc. (a)	6,683	55,402
Research In Motion Ltd. (a)	13,340	943,339
Riverstone Networks, Inc. (a)	82,300	52,672
Scientific-Atlanta, Inc.	1,100	42,350
SiRF Technology Holdings, Inc. (a)	1,000	21,850
Sonus Networks, Inc. (a)	25,404	122,955
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR	22	756
Telson Electronics Co. Ltd. (a)	16,942	0
Terayon Communication Systems, Inc. (a)	6,500	20,410
Tut Systems, Inc. (a)	2,400	8,400
		6,430,717

COMPUTERS & PERIPHERALS – 3.5%
Computer Hardware – 1.8%
Compal Electronics, Inc.	5,509	5,065
Concurrent Computer Corp. (a)	35,817	81,663
NEC Corp. sponsored ADR	90	461
Palm, Inc. (a)	3,600	102,744
		189,933
Computer Storage & Peripherals – 1.7%
EMC Corp. (a)	1,100	15,059

	Shares	Value (Note 1)
M-Systems Flash Disk Pioneers Ltd. (a)	2,100	$54,285
SanDisk Corp. (a)	3,200	108,224
		177,568

TOTAL COMPUTERS & PERIPHERALS		367,501

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Integrated Telecommunication Services – 0.4%
Philippine Long Distance Telephone Co.
sponsored ADR	1,300	37,791
ELECTRONIC EQUIPMENT & INSTRUMENTS – 8.8%
Electronic Equipment & Instruments – 7.5%
Aeroflex, Inc. (a)	13,000	125,840
Applied Films Corp. (a)	2,200	57,794
AU Optronics Corp. sponsored ADR	16,566	262,737
LG.Philips LCD Co. Ltd. sponsored ADR .	1,100	25,322
Photon Dynamics, Inc. (a)	14,900	282,132
Planar Systems, Inc. (a)	3,900	30,498
		784,323
Electronic Manufacturing Services – 1.1%
KEMET Corp. (a)	6,900	57,822
M-Flex Electronix, Inc. (a)	200	4,196
Molex, Inc.	900	25,416
TTM Technologies, Inc. (a)	3,200	22,688
		110,122
Technology Distributors – 0.2%
Brightpoint, Inc. (a)	900	21,825
CellStar Corp. (a)	7,104	2,700
		24,525

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		918,970

HOUSEHOLD DURABLES – 0.3%
Consumer Electronics – 0.3%
Thomson SA	1,500	34,011
INTERNET SOFTWARE & SERVICES – 6.7%
Internet Software & Services – 6.7%
Akamai Technologies, Inc. (a)	1,500	22,905
Google, Inc. Class A (sub. vtg.)	1,870	538,111
Openwave Systems, Inc. (a)	5,207	96,590
RADVision Ltd. (a)	3,400	40,834
		698,440

OFFICE ELECTRONICS – 0.2%
Office Electronics – 0.2%
Zebra Technologies Corp. Class A (a)	400	15,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 11.1%
Semiconductor Equipment – 0.4%
Amkor Technology, Inc. (a)	3,700	17,242
Teradyne, Inc. (a)	1,200	18,636
		35,878

See accompanying notes which are an integral part of the financial statements.

A-55 A-55 Annual Report

Advisor Developing Communications Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – 10.7%
Agere Systems, Inc. (a)	1,665	$18,631
AMIS Holdings, Inc. (a)	800	10,208
Applied Micro Circuits Corp. (a)	16,432	49,460
ARM Holdings PLC sponsored ADR	5,900	37,465
Exar Corp. (a)	700	11,148
Fairchild Semiconductor International,
Inc. (a)	1,300	21,918
Freescale Semiconductor, Inc. Class A	14,100	359,832
Intersil Corp. Class A	2,651	51,350
Linear Technology Corp.	600	23,316
Marvell Technology Group Ltd. (a)	1,300	56,797
Maxim Integrated Products, Inc.	600	25,122
Microchip Technology, Inc.	1,300	40,391
Microtune, Inc. (a)	6,200	37,758
Mindspeed Technologies, Inc. (a)	76,375	109,216
O2Micro International Ltd. (a)	7,000	120,120
Sigma Designs, Inc. (a)	4,224	36,411
Silicon Image, Inc. (a)	1,600	18,912
STATS ChipPAC Ltd. sponsored ADR (a) .	2,700	18,495
Vitesse Semiconductor Corp. (a)	28,300	62,826
Volterra Semiconductor Corp.	1,200	13,932
		1,123,308

TOTAL SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT		1,159,186

SOFTWARE – 3.3%
Application Software – 2.6%
JAMDAT Mobile, Inc.	2,410	68,974
Portal Software, Inc. (a)	5,000	10,850
TIBCO Software, Inc. (a)	3,200	24,608
Ulticom, Inc. (a)	13,898	170,251
		274,683
Home Entertainment Software – 0.3%
UBI Soft Entertainment SA (a)	500	27,742
Systems Software – 0.4%
Macrovision Corp. (a)	2,136	46,629

TOTAL SOFTWARE		349,054

WIRELESS TELECOMMUNICATION SERVICES – 3.5%
Wireless Telecommunication Services – 3.5%
Nextel Partners, Inc. Class A (a)	4,600	114,540
NII Holdings, Inc. (a)	1,000	74,440
Wireless Facilities, Inc. (a)	27,833	179,245
		368,225

TOTAL COMMON STOCKS
(Cost $9,733,958)		10,379,495

Money Market Funds — 1.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)
(Cost $189,754)	189,754	$189,754
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $9,923,712)		10,569,249

NET OTHER ASSETS – (1.0)%		(100,286)
NET ASSETS – 100%		$10,468,963

Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	72.9%
Finland	9.8%
Canada	9.0%
Taiwan	2.5%
Israel	1.9%
Cayman Islands	1.1%
Others (individually less than 1%)	2.8%
100.0%

Income Tax Information At July 31, 2005, the fund had a capital loss carryforward of approximately $1,987,794 of which $479,787 and $1,508,007 will expire on July 31, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Developing Communications A-56

Advisor Developing Communications Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (cost
$9,923,712) — See accompanying
schedule		$10,569,249
Foreign currency held at value (cost
$52,549)		55,928
Receivable for investments sold		365,719
Receivable for fund shares sold		10,908
Dividends receivable		4,183
Interest receivable		663
Prepaid expenses		24
Receivable from investment adviser for
expense reductions		7,426
Other receivables		8,856
Total assets		11,022,956

Liabilities
Payable to custodian bank	$39,591
Payable for investments purchased	250,432
Payable for fund shares redeemed	213,033
Accrued management fee	5,063
Distribution fees payable	5,712
Other affiliated payables	4,195
Other payables and accrued expenses	35,967
Total liabilities		553,993

Net Assets		$10,468,963
Net Assets consist of:
Paid in capital		$12,352,214
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(2,532,167)
Net unrealized appreciation (depreci-
ation) on investments and assets
and liabilities in foreign currencies .		648,916
Net Assets		$10,468,963
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($2,406,032
÷ 312,536 shares)		$7.70
Maximum offering price per share
(100/94.25 of $7.70)		$8.17
Class T:
Net Asset Value and redemption
price per share ($3,033,867 ÷
398,469 shares)		$7.61
Maximum offering price per share
(100/96.50 of $7.61)		$7.89
Class B:
Net Asset Value and offering price
per share ($2,864,193 ÷
384,883 shares)A		$7.44
Class C:
Net Asset Value and offering price
per share ($1,846,017 ÷
248,107 shares)A		$7.44
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($318,854 ÷ 40,924 shares)		$7.79

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$45,173
Interest		7,531
		52,704
Less foreign taxes withheld		(7,113)
Total income		45,591

Expenses
Management fee	$72,715
Transfer agent fees	63,697
Distribution fees	81,485
Accounting fees and expenses	16,532
Independent trustees’ compensation	69
Custodian fees and expenses	17,742
Registration fees	54,742
Audit	44,609
Legal	50
Miscellaneous	148
Total expenses before reductions	351,789
Expense reductions	(139,266)	212,523

Net investment income (loss)		(166,932)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(1,572,837)
Foreign currency transactions	7,932
Total net realized gain (loss)		(1,564,905)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	3,597,519
Assets and liabilities in foreign
currencies	3,478
Total change in net unrealized
appreciation (depreciation)		3,600,997
Net gain (loss)		2,036,092
Net increase (decrease) in net as-
sets resulting from operations		$1,869,160

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See accompanying notes which are an integral part of the financial statements.

A-57 Annual Report

Advisor Developing Communications Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (166,932)	$(212,872)
Net realized gain (loss)	(1,564,905)	3,031,717
Change in net unrealized appreciation (depreciation)	3,600,997	(3,435,275)
Net increase (decrease) in net assets resulting from operations	1,869,160	(616,430)
Share transactions -- net increase (decrease)	(4,921,642)	8,358,921
Redemption fees	6,207	70,726
Total increase (decrease) in net assets	(3,046,275)	7,813,217

Net Assets
Beginning of period	13,515,238	5,702,021
End of period	$ 10,468,963	$13,515,238

Financial Highlights – Class A
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.09)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.24	1.01	1.65	(4.40)	(1.57)
Total from investment operations	1.17	.92	1.61	(4.45)	(1.61)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total ReturnB,C D	17.92%	17.24%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.32%	2.38%	6.13%	4.97%	6.46%A
Expenses net of voluntary waivers, if any	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.28%	1.35%	1.36%	1.40%	1.45%A
Net investment income (loss)	(.92)%	(1.18)%	(.82)%	(.85)%	(.74)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,406	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications A-58

Financial Highlights – Class T
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.10)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.21	1.00	1.64	(4.39)	(1.56)
Total from investment operations	1.13	.90	1.59	(4.46)	(1.61)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total ReturnB,C,D	17.44%	16.97%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.78%	3.06%	6.82%	5.36%	6.66%A
Expenses net of voluntary waivers, if any	1.71%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.54%	1.60%	1.61%	1.64%	1.70%A
Net investment income (loss)	(1.18)%	(1.43)%	(1.07)%	(1.10)%	(.99)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,034	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights – Class B
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.13)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.20	.98	1.62	(4.36)	(1.57)
Total from investment operations	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.14%	3.48%	6.88%	5.62%	7.21%A
Expenses net of voluntary waivers, if any	2.20%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.04%	2.11%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.68)%	(1.93)%	(1.56)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,864	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-59 Annual Report

Financial Highlights – Class C
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.14)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.20	.99	1.62	(4.36)	(1.57)
Total from investment operations	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.07%	3.19%	6.81%	5.49%	7.09%A
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.02%	2.10%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.66)%	(1.93)%	(1.57)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights – Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.05)	(.07)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.24	1.02	1.66	(4.41)	(1.56)
Total from investment operations	1.19	.95	1.63	(4.45)	(1.59)
Redemption fees added to paid in capitalD	—G	.04	—G	.01	.01
Net asset value, end of period	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total ReturnB,C	18.03%	17.65%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.85%	1.55%	5.34%	4.24%	5.95%A
Expenses net of voluntary waivers, if any	1.18%	1.25%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.01%	1.11%	1.11%	1.14%	1.20%A
Net investment income (loss)	(.65)%	(.93)%	(.57)%	(.60)%	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 27, 2000 (commencement of operations) to July 31, 2001.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications A-60

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

A-61

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,354,701
Unrealized depreciation	(877,334)
Net unrealized appreciation (depreciation)	477,367
Capital loss carryforward	(1,987,794)

Cost for federal income tax purposes	$ 10,091,882

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.
The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.
The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in-
cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $30,430,741 and $34,804,168, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage-
ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.
The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$8,386	$71
Class T	25%	.25%	15,752	120
Class B	75%	.25%	31,380	23,601
Class C	75%	.25%	25,967	10,222

			$81,485	$34,014

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Developing Communications A-62

4. Fees and Other Transactions with Affiliates - continued Sales Load - continued For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$3,113
Class T	2,230
Class B*	18,971
Class C*	7,224
Institutional Class	—
$31,538

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$14,815.44
Class T	20,585.65
Class B	15,935.51
Class C	11,392.44
Institutional Class	970.22
	$63,697

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of
FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,283 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.
The commissions paid to these affiliated firms were $3,162 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

A-63 Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.
The following classes were in reimbursement during the period:

	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50%	-- 1.40%*	$29,260
Class T	1.75%	-- 1.65%*	33,777
Class B	2.25%	-- 2.15%*	29,212
Class C	2.25%	-- 2.15%*	22,792
Institutional Class	1.25%	-- 1.15%*	2,973
			$118,014

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,252 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	416,894		856,040	$ 3,024,999		$6,688,889
Shares redeemed	(636,989)		(497,414)	(4,589,727)		(3,670,051)
Net increase (decrease)	(220,095)		358,626	$ (1,564,728)		$3,018,838
Class T
Shares sold	174,922		608,342	$ 1,257,919		$4,433,681
Shares redeemed	(277,992)		(417,749)	(1,946,912)		(2,928,626)
Net increase (decrease)	(103,070)		190,593	$ (688,993)		$1,505,055
Class B
Shares sold	193,607		592,476	$ 1,369,993		$4,376,737
Shares redeemed	(279,761)		(458,816)	(1,968,809)		(3,282,550)
Net increase (decrease)	(86,154)		133,660	$ (598,816)		$1,094,187
Class C
Shares sold	114,060		580,072	$ 812,760		$4,396,643
Shares redeemed	(365,782)		(264,829)	(2,486,084)		(1,922,022)
Net increase (decrease)	(251,722)		315,243	$ (1,673,324)		$2,474,621
Institutional Class
Shares sold	11,594		609,795	$ 84,651		$4,639,769
Shares redeemed	(62,684)		(545,179)	(480,432)		(4,373,549)
Net increase (decrease)	(51,090)		64,616	$ (395,781)		$266,220

Developing Communications A-64

Advisor Electronics Fund — Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by
Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guaran-
tee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Class A (incl. 5.75% sales charge)	15.16%	--5.86%
Class T (incl. 3.50% sales charge)	17.63%	--5.58%
Class B (incl. contingent deferred sales charge)B	16.18%	--5.73%
Class C (incl. contingent deferred sales charge)C	20.22%	--5.34%

A From December 27, 2000.
B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.
C Class C shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor
Electronics Fund — Class T on December 27, 2000, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-65 Annual Report A-65

Advisor Electronics Fund — Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Jim Morrow, Portfolio Manager of Fidelity® Advisor Electronics Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31,
2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM
Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose
24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 22.19%, 21.90%, 21.18% and 21.22%, respectively, beating the S&P 500® and the 11.63% return of the Goldman Sachs® Technology Index. Favorable stock selection in semiconductors and a significant overweighting in the group were the main factors boosting the fund’s performance versus the sector benchmark. National Semiconductor was the fund’s top contributor both in absolute and relative terms. The company makes high-performance analog semiconductors for cellular handsets and flat-panel displays — end markets that enjoyed strong demand during the period. The second-best contributor was Marvell Technology Group, a maker of high-speed controllers for disk drives. The stock benefited from robust demand for laptop and notebook computers. I sold Marvell for valua-
tion reasons as the period progressed. As a result of its foreign holdings, favorable currency movements helped boost the fund’s overall returns during the period. Factors that held back the fund’s performance included unfavorable stock picking in wireless telecommunications equipment. In absolute terms and relative to the sector index, Micron Technology was the biggest detractor. Weak pricing for DRAM (dynamic random access memory) due to stiff competition from Asian rivals hurt the stock. Canada-based ATI Technologies, a supplier of graphics chips for computer gaming and related applications, also held back performance, as a delayed product cycle hampered the stock.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as invest-
ment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Electronics A-66

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,175.40	$7.55
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,174.00	$8.89
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,169.90	$11.57
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,170.20	$11.57
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,176.00	$6.20
HypotheticalA	$ 1,000.00	$1,019.09	$5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

A-67 A-67

Annual Report

Advisor Electronics Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Maxim Integrated Products, Inc.	10.3	3.3
Intel Corp.	9.8	10.5
Analog Devices, Inc.	8.8	8.7
National Semiconductor Corp.	8.4	9.4
Arrow Electronics, Inc.	6.8	1.9
Nokia Corp. sponsored ADR	4.5	0.0
Hon Hai Precision Industries Co.
Ltd.	3.5	3.8
Flextronics International Ltd.	3.1	3.9
KLA-Tencor Corp.	2.9	4.2
Cohu, Inc.	2.8	0.0
	60.9

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Electronics A-68

Advisor Electronics Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 96.9%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 4.5%
Communications Equipment – 4.5%
Nokia Corp. sponsored ADR	125,000	$ 1,993,750
COMPUTERS & PERIPHERALS – 3.1%
Computer Hardware – 0.9%
Quanta Computer, Inc.	224,274	413,081
Computer Storage & Peripherals – 2.2%
Mobility Electronics, Inc. (a)	25,000	290,000
SanDisk Corp. (a)	20,000	676,400
		966,400

TOTAL COMPUTERS & PERIPHERALS		1,379,481

ELECTRONIC EQUIPMENT & INSTRUMENTS – 17.8%
Electronic Equipment & Instruments – 1.3%
Amphenol Corp. Class A	13,360	595,054
Electronic Manufacturing Services – 6.6%
Flextronics International Ltd. (a)	100,000	1,354,000
Hon Hai Precision Industries Co. Ltd.	277,949	1,561,119
		2,915,119
Technology Distributors – 9.9%
Arrow Electronics, Inc. (a)	100,000	3,002,000
Avnet, Inc. (a)	35,000	916,300
Wolfson Microelectronics PLC (a)	150,000	456,084
		4,374,384

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,884,557

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 71.5%
Semiconductor Equipment – 14.3%
ATMI, Inc. (a)	10,000	318,300
Cohu, Inc.	50,000	1,230,500
FormFactor, Inc. (a)	19,000	496,660
KLA-Tencor Corp.	24,990	1,291,983
Lam Research Corp. (a)	30,030	854,354
MEMC Electronic Materials, Inc. (a)	15,400	261,646
Tessera Technologies, Inc. (a)	20,000	702,400
Varian Semiconductor Equipment
Associates, Inc. (a)	10,000	415,200
Veeco Instruments, Inc. (a)	40,000	808,800
		6,379,843
Semiconductors – 57.2%
Agere Systems, Inc. (a)	46,720	522,797
AMIS Holdings, Inc. (a)	22,500	287,100
Analog Devices, Inc.	99,950	3,918,040
Applied Micro Circuits Corp. (a)	150,000	451,500
ATI Technologies, Inc. (a)	65,000	818,638
Freescale Semiconductor, Inc. Class A	40,000	1,020,800
Holtek Semiconductor, Inc.	104,996	119,261
Integrated Silicon Solution, Inc. (a)	50,000	431,250
Intel Corp.	159,990	4,342,129
International Rectifier Corp. (a)	5,000	235,250

	Shares	Value (Note 1)
Intersil Corp. Class A	25,000	$ 484,250
Linear Technology Corp.	20,000	777,200
Maxim Integrated Products, Inc.	108,900	4,559,643
Microchip Technology, Inc.	30,000	932,100
National Semiconductor Corp.	150,020	3,706,994
NVIDIA Corp. (a)	20,000	541,200
O2Micro International Ltd. (a)	60,000	1,029,600
Rambus, Inc. (a)	20,000	262,800
Texas Instruments, Inc.	29,980	952,165
		25,392,717

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		31,772,560

TOTAL COMMON STOCKS
(Cost $40,213,920)		43,030,348

Money Market Funds — 2.0%

Fidelity Cash Central Fund, 3.31% (b)
(Cost $897,887)	897,887	897,887

TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $41,111,807)		43,928,235

NET OTHER ASSETS – 1.1%		473,845
NET ASSETS – 100%		$44,402,080

Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.6%
Taiwan	4.7%
Finland	4.5%
Singapore	3.1%
Cayman Islands	2.3%
Canada	1.8%
United Kingdom	1.0%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately
$14,245,984 of which $5,872,965, $5,827,947, $2,265,871 and
$279,201 will expire on July 31, 2010, 2011, 2012 and 2013, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2006 approximately $1,416,124 of losses recognized during the period
November 1, 2004 to July 31, 2005.

See accompanying notes which are an integral part of the financial statements.

A-69 Annual Report

Advisor Electronics Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (cost
$41,111,807) — See accompanying
schedule		$43,928,235
Cash		242,702
Foreign currency held at value (cost
$434,470)		430,879
Receivable for investments sold		198,244
Receivable for fund shares sold		36,004
Interest receivable		2,286
Receivable from investment adviser for
expense reductions		7,132
Other receivables		16,166
Total assets		44,861,648
Liabilities
Payable for investments purchased	$242,702
Payable for fund shares redeemed	121,391
Accrued management fee	21,375
Distribution fees payable	24,679
Other affiliated payables	16,727
Other payables and accrued expenses .	32,694
Total liabilities		459,568
Net Assets		$44,402,080
Net Assets consist of:
Paid in capital		$57,385,516
Accumulated undistributed net realized
gain (loss) on investments and foreign
currency transactions		(15,796,280)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		2,812,844
Net Assets		$44,402,080
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($11,397,298 ÷
1,418,398 shares)		$8.04
Maximum offering price per share
(100/94.25 of $8.04)		$8.53
Class T:
Net Asset Value and redemption price
per share ($12,085,071 ÷
1,518,872 shares)		$7.96
Maximum offering price per share
(100/96.50 of $7.96)		$8.25
Class B:
Net Asset Value and offering price per
share ($8,962,606 ÷ 1,151,527
shares)A		$7.78
Class C:
Net Asset Value and offering price per
share ($11,058,277 ÷ 1,422,513
shares)A		$7.77
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($898,828 ÷ 110,262 shares)		$8.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$164,293
Interest		30,477
Security lending		2,287
		197,057
Less foreign taxes withheld		(19,259)
Total income		177,798
Expenses
Management fee	$246,173
Transfer agent fees	197,824
Distribution fees	289,329
Accounting and security lending
fees	24,837
Independent trustees’ compensation	226
Custodian fees and expenses	12,122
Registration fees	55,855
Audit	45,079
Legal	118
Miscellaneous	993
Total expenses before reductions	872,556
Expense reductions	(103,341)	769,215

Net investment income (loss)		(591,417)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(805,922)
Foreign currency transactions	(2,040)
Total net realized gain (loss)		(807,962)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	9,646,750
Assets and liabilities in foreign
currencies	(3,057)
Total change in net unrealized ap-
preciation (depreciation)		9,643,693
Net gain (loss)		8,835,731
Net increase (decrease) in net as-
sets resulting from operations		$8,244,314

See accompanying notes which are an integral part of the financial statements.

Electronics A-70

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (591,417)	$(914,183)
Net realized gain (loss)	(807,962)	5,034,435
Change in net unrealized appreciation (depreciation)	9,643,693	(4,664,426)
Net increase (decrease) in net assets resulting from operations	8,244,314	(544,174)
Share transactions -- net increase (decrease)	(9,174,490)	(1,655,023)
Redemption fees	6,058	26,533
Total increase (decrease) in net assets	(924,118)	(2,172,664)

Net Assets
Beginning of period	45,326,198	47,498,862
End of period	$ 44,402,080	$45,326,198

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.09)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.53	.08	1.07	(3.96)	(.35)
Total from investment operations	1.46	(.01)	1.01	(4.06)	(.39)
Redemption fees added to paid in capitalE	—H	—H	.01	.01	.01
Net asset value, end of period	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total ReturnB,C,D	22.19%	(.15)%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59%	1.55%	1.89%	1.68%	2.57%A
Expenses net of voluntary waivers, if any	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.38%	1.48%	1.46%	1.49%	1.49%A
Net investment income (loss)	(.96)%	(1.15)%	(1.09)%	(1.14)%	(.77)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,397	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-71 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.11)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	1.51	.08	1.07	(3.96)	(.33)
Total from investment operations	1.43	(.03)	1.00	(4.08)	(.39)
Redemption fees added to paid in capitalE	—H	—H	.01	.01	.01
Net asset value, end of period	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total ReturnB,C,D	21.90%	(.46)%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.89%	1.83%	2.14%	1.91%	2.81%A
Expenses net of voluntary waivers, if any	1.69%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.61%	1.72%	1.71%	1.74%	1.74%A
Net investment income (loss)	(1.20)%	(1.39)%	(1.33)%	(1.39)%	(1.02)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,085	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.14)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	1.48	.08	1.06	(3.93)	(.33)
Total from investment operations	1.36	(.06)	.96	(4.09)	(.41)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01
Net asset value, end of period	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total ReturnB,C,D	21.18%	(.93)%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.41%	2.41%	2.76%	2.43%	3.34%A
Expenses net of voluntary waivers, if any	2.21%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.13%	2.23%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.72)%	(1.90)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,963	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics A-72

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.14)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	1.47	.08	1.06	(3.93)	(.33)
Total from investment operations	1.36	(.06)	.96	(4.09)	(.42)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01
Net asset value, end of period	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total ReturnB,C,D	21.22%	(.93)%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.31%	2.24%	2.52%	2.34%	3.25%A
Expenses net of voluntary waivers, if any	2.18%	2.24%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.11%	2.21%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.69)%	(1.88)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,058	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.05)	(.06)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	1.55	.07	1.07	(3.97)	(.34)
Total from investment operations	1.50	.01	1.03	(4.05)	(.37)
Redemption fees added to paid in capitalD	—G	—G	.01	.01	.01
Net asset value, end of period	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total ReturnB,C	22.56%	.15%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.16%	1.12%	1.46%	1.31%	2.16%A
Expenses net of voluntary waivers, if any	1.16%	1.12%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.08%	1.09%	1.21%	1.24%	1.24%A
Net investment income (loss)	(.67)%	(.76)%	(.84)%	(.89)%	(.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 899	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 27, 2000 (commencement of operations) to July 31, 2001.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-73 Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Electronics

A-74

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,286,621
Unrealized depreciation	(1,607,945)
Net unrealized appreciation (depreciation)	2,678,676
Capital loss carryforward	(14,245,984)

Cost for federal income tax purposes	$ 41,249,559

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.
The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-govern-
ment securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $53,086,584 and $61,948,413, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage-
ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.
The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$21,342	$73
Class T	25%	.25%	68,576	170
Class B	75%	.25%	89,990	67,543
Class C	75%	.25%	109,421	16,312

			$289,329	$84,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

A-75 Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued Sales Load - continued For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$5,196
Class T	4,930
Class B*	50,880
Class C*	3,634
$64,640

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$37,796.44
Class T	67,154.49
Class B	45,992.51
Class C	44,906.41
Institutional Class	1,976.26

	$197,824

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of
FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $32,059 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser.
The commissions paid to these affiliated firms were $9,910 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Electronics A-76

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.
The following classes were in reimbursement during the period:

	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50	-- 1.40%*	$11,754
Class T	1.75	-- 1.65%*	27,318
Class B	2.25	-- 2.15%*	18,231
Class C	2.25	-- 2.15%*	13,396
Institutional Class	1.25	-- 1.15%*	21

			$70,720

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $32,202 for the period. In addition, through arrangements with the fund’s custo-
dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $419.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

		Shares		Dollars
Years ended July 31,	2005	2004	2005	2004
Class A
Shares sold	810,216	1,163,033	$ 5,985,601	$9,193,928
Shares redeemed	(665,267)	(1,121,519)	(4,709,912)	(8,464,153)
Net increase (decrease)	144,949	41,514	$ 1,275,689	$729,775
Class T
Shares sold	393,825	880,005	$ 2,720,747	$6,765,488
Shares redeemed	(1,240,792)	(704,477)	(8,651,718)	(5,391,404)
Net increase (decrease)	(846,967)	175,528	$ (5,930,971)	$1,374,084
Class B
Shares sold	424,624	538,613	$ 2,916,025	$4,191,366
Shares redeemed	(596,931)	(963,986)	(4,165,250)	(7,331,908)
Net increase (decrease)	(172,307)	(425,373)	$ (1,249,225)	$(3,140,542)
Class C
Shares sold	482,588	604,856	$ 3,305,584	$4,611,449
Shares redeemed	(982,233)	(701,380)	(6,627,459)	(5,302,803)
Net increase (decrease)	(499,645)	(96,524)	$ (3,321,875)	$(691,354)
Institutional Class
Shares sold	28,776	63,253	$ 204,413	$495,615
Shares redeemed	(21,842)	(54,003)	(152,521)	(422,601)
Net increase (decrease)	6,934	9,250	$ 51,892	$73,014

A-77 Annual Report

Advisor Financial Services Fund — Class A, T, B, and C Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Class A (incl. 5.75% sales charge)	6.12%	5.77%	11.69%
Class T (incl. 3.50% sales charge)	8.43%	6.04%	11.73%
Class B (incl. contingent deferred
sales charge)B	6.78%	5.93%	11.76%
Class C (incl. contingent deferred
sales charge)C	10.88%	6.30%	11.65%

A From September 3, 1996.
B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50%
12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively.
C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of
Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares’ contin-
gent deferred sales charges included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively.

$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Advisor
Financial Services Fund — Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Financial Services A-78

Advisor Financial Services Fund

Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Charles Hebard, who became Portfolio Manager of Fidelity® Advisor Financial Services Fund on May 2, 2005

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, Fidelity Advisor Financial Services Fund’s Class A, Class T, Class B and Class C shares had total returns of 12.60%, 12.37%, 11.78% and 11.88%, respectively, trailing the S&P 500® and the 14.33% return of the Goldman Sachs® Financial Services Index. The fund trailed the Goldman Sachs index largely because it was underweighted in real estate investment trusts (REITs), which strongly outperformed other financials. We continued to avoid this industry because of concerns about the vulnerability of REITs to potential interest rate increases. In terms of individual holdings, Asset Acceptance Capital, a company that specializes in buying consumer receivables from banks and other institutions and then collecting on the balances, reported excellent earnings and was a significant positive contributor relative to the sector index. Also supporting performance was our investment in Archipelago Holdings, which operates an electronic trading system and which announced a merger with the New York Stock Exchange. We no longer held the position at the end of the period. Another boost came from timely trading in brokerage firm Morgan Stanley, while an investment in Endurance Specialty Holdings, a Bermuda-based reinsurance company, also helped. By contrast, a leading detractor from relative performance was First Marblehead. While its student-loan securitizing business continued to produce good earnings growth, investors were concerned about its longer-term outlook. Insurance giant American International Group, which we overweighted, retreated because of regulatory investigations into its accounting. Underweighting or not owning auto insurers Allstate and Progressive — two components of the index — also held back performance as they exceeded earnings estimates because of better-than-expected claims trends.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-79 A-79

Annual Report

Advisor Financial Services Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,021.30	$6.31
HypotheticalA	$ 1,000.00	$1,018.55	$6.31
Class T
Actual	$ 1,000.00	$1,020.10	$7.46
HypotheticalA	$ 1,000.00	$1,017.41	$7.45
Class B
Actual	$ 1,000.00	$1,017.80	$10.01
HypotheticalA	$ 1,000.00	$1,014.88	$9.99
Class C
Actual	$ 1,000.00	$1,017.80	$9.76
HypotheticalA	$ 1,000.00	$1,015.12	$9.74
Institutional Class
Actual	$ 1,000.00	$1,023.30	$4.31
HypotheticalA	$ 1,000.00	$1,020.53	$4.31

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.26%
Class T	1.49%
Class B	2.00%
Class C	1.95%
Institutional Class	86%

Financial Services

A-80

Advisor Financial Services Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	9.3	8.5
Bank of America Corp.	5.7	9.2
JPMorgan Chase & Co.	4.8	3.8
Merrill Lynch & Co., Inc.	4.6	4.8
Wells Fargo & Co.	4.6	2.7
American Express Co.	4.4	3.7
Wachovia Corp.	3.0	4.4
General Electric Co.	2.2	1.4
Citigroup, Inc.	2.1	2.3
ACE Ltd.	2.0	1.7
	42.7

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-81 Annual Report

Advisor Financial Services Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 99.6%
	Shares	Value (Note 1)

CAPITAL MARKETS – 17.6%
Asset Management & Custody Banks – 4.3%
American Capital Strategies Ltd.	12,100	$455,323
Bank of New York Co., Inc.	45,760	1,408,493
Calamos Asset Management, Inc.
Class A	15,400	444,136
Federated Investors, Inc. Class B
(non-vtg.)	20,200	645,188
FirstCity Financial Corp. (a)	27,900	339,264
Franklin Resources, Inc.	44,000	3,556,080
Investors Financial Services Corp. (d)	63,000	2,168,460
Legg Mason, Inc.	18,900	1,930,635
National Financial Partners Corp.	21,200	959,300
Northern Trust Corp.	53,500	2,717,800
Nuveen Investments, Inc. Class A	25,300	961,400
State Street Corp.	53,200	2,646,168
		18,232,247
Diversified Capital Markets – 1.7%
Deutsche Bank AG (NY Shares)	4,900	423,850
UBS AG (NY Shares)	83,000	6,802,680
		7,226,530
Investment Banking & Brokerage – 11.6%
Ameritrade Holding Corp. (a)	37,700	736,281
Bear Stearns Companies, Inc.	21,500	2,195,365
Charles Schwab Corp.	229,500	3,144,150
E*TRADE Financial Corp. (a)	327,400	5,077,974
Goldman Sachs Group, Inc.	70,000	7,523,600
LaBranche & Co., Inc. (a)	31,500	239,085
Lazard Ltd. Class A	47,900	1,142,894
Lehman Brothers Holdings, Inc.	40,100	4,215,713
Merrill Lynch & Co., Inc.	334,400	19,656,032
Morgan Stanley	73,700	3,909,785
Piper Jaffray Companies (a)	2,479	85,302
TradeStation Group, Inc. (a)	159,361	1,528,272
		49,454,453

TOTAL CAPITAL MARKETS		74,913,230

COMMERCIAL BANKS – 23.0%
Diversified Banks – 19.5%
Banco Popolare di Verona e Novara	103,500	1,849,652
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	880,725
Bank of America Corp.	558,702	24,359,407
HDFC Bank Ltd. sponsored ADR	68,500	3,479,800
HSBC Holdings PLC sponsored ADR	2,948	238,759
Korea Exchange Bank (a)	99,100	968,436
Mitsubishi Tokyo Financial Group, Inc.
(MTFG) sponsored ADR	1,200	9,960
National Bank of Canada	67,300	3,149,663
Royal Bank of Canada	48,900	3,091,322

	Shares	Value (Note 1)
Standard Chartered PLC (United
Kingdom)	166,700	$ 3,252,118
State Bank of India	100,607	2,130,464
U.S. Bancorp, Delaware	257,900	7,752,474
Wachovia Corp.	251,677	12,679,487
Wells Fargo & Co.	316,500	19,414,110
		83,256,377
Regional Banks – 3.5%
Cathay General Bancorp	62,820	2,232,623
Center Financial Corp., California	57,600	1,471,680
City National Corp.	10,100	738,007
East West Bancorp, Inc.	11,977	413,207
M&T Bank Corp.	8,600	933,186
Nara Bancorp, Inc.	4,700	73,038
North Fork Bancorp, Inc., New York	55,334	1,515,598
SVB Financial Group (a)	29,500	1,514,530
Synovus Financial Corp.	1,100	32,527
UCBH Holdings, Inc.	44,200	807,534
UnionBanCal Corp.	23,500	1,676,490
Valley National Bancorp	257	6,052
Westcorp	58,200	3,372,690
		14,787,162

TOTAL COMMERCIAL BANKS		98,043,539

COMMERCIAL SERVICES & SUPPLIES – 0.8%
Diversified Commercial & Professional Services – 0.8%
Asset Acceptance Capital Corp. (a)	125,261	3,424,636
CONSUMER FINANCE – 8.9%
Consumer Finance – 8.9%
Advanta Corp. Class B	21,600	646,056
American Express Co.	344,000	18,920,000
Capital One Financial Corp. (d)	52,600	4,339,500
Dollar Financial Corp.	247,333	3,225,222
First Marblehead Corp. (a)(d)	107,500	3,735,625
MBNA Corp.	162,175	4,080,323
SLM Corp.	59,900	3,084,251
		38,030,977

DIVERSIFIED CONSUMER SERVICES – 0.9%
Specialized Consumer Services – 0.9%
Jackson Hewitt Tax Service, Inc.	148,900	3,768,659
DIVERSIFIED FINANCIAL SERVICES – 8.5%
Other Diversifed Financial Services – 7.0%
CapitalSource, Inc. (a)(d)	22,000	430,760
Citigroup, Inc.	208,669	9,077,102
Infrastructure Development Finance Co.
Ltd. (a)	36,274	28,391
JPMorgan Chase & Co.	578,294	20,321,251
		29,857,504
Specialized Finance – 1.5%
Chicago Mercantile Exchange Holdings,
Inc. Class A	400	120,420

See accompanying notes which are an integral part of the financial statements.

Financial Services A-82

Common Stocks – continued
	Shares	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES – CONTINUED
Specialized Finance – continued
CIT Group, Inc.	119,700	$ 5,283,558
Encore Capital Group, Inc. (a)	19,500	343,200
Marlin Business Services Corp. (a)	36,749	817,665
		6,564,843

TOTAL DIVERSIFIED FINANCIAL SERVICES		36,422,347

INDUSTRIAL CONGLOMERATES – 2.2%
Industrial Conglomerates – 2.2%
General Electric Co.	274,500	9,470,250
INSURANCE – 27.0%
Insurance Brokers – 0.3%
Hilb Rogal & Hobbs Co.	5,500	186,395
Marsh & McLennan Companies, Inc.	35,600	1,031,332
		1,217,727
Life & Health Insurance – 5.1%
AFLAC, Inc.	109,100	4,920,410
Lincoln National Corp.	6,500	313,950
MetLife, Inc.	126,100	6,196,554
Protective Life Corp.	17,200	749,232
Prudential Financial, Inc.	53,400	3,572,460
Sun Life Financial, Inc.	138,000	4,966,129
Torchmark Corp.	17,500	914,725
		21,633,460
Multi-Line Insurance – 11.2%
American International Group, Inc.	658,160	39,621,232
Genworth Financial, Inc. Class A
(non-vtg.)	17,800	558,208
Hartford Financial Services Group, Inc.	74,000	5,962,180
HCC Insurance Holdings, Inc.	42,150	1,168,398
Unitrin, Inc.	8,100	431,325
		47,741,343
Property & Casualty Insurance – 7.0%
ACE Ltd.	187,700	8,673,617
AMBAC Financial Group, Inc.	38,350	2,755,064
Aspen Insurance Holdings Ltd.	69,400	1,971,654
Axis Capital Holdings Ltd.	46,800	1,347,840
Berkshire Hathaway, Inc. Class B (a)	1,444	4,017,208
Fidelity National Financial, Inc.	32,350	1,274,590
MBIA, Inc.	17,700	1,075,098
The St. Paul Travelers Companies, Inc.	108,800	4,789,376
XL Capital Ltd. Class A	57,000	4,093,740
		29,998,187

	Shares	Value (Note 1)
Reinsurance – 3.4%
Endurance Specialty Holdings Ltd.	162,470	$ 6,336,330
Max Re Capital Ltd.	70,562	1,619,398
Montpelier Re Holdings Ltd.	24,500	880,040
PartnerRe Ltd.	44,000	2,852,080
Platinum Underwriters Holdings Ltd.	40,200	1,393,734
Scottish Re Group Ltd.	62,800	1,510,340
		14,591,922

TOTAL INSURANCE		115,182,639

IT SERVICES – 0.0%
Data Processing & Outsourced Services – 0.0%
First Data Corp.	200	8,228
REAL ESTATE – 3.3%
Real Estate Investment Trusts – 3.3%
Apartment Investment & Management
Co. Class A	33,200	1,460,800
CBL & Associates Properties, Inc.	24,292	1,114,517
Digital Realty Trust, Inc.	34,300	649,642
Duke Realty Corp.	23,000	781,080
Equity Lifestyle Properties, Inc.	14,200	625,794
Equity Residential (SBI)	29,600	1,195,840
Federal Realty Investment Trust (SBI)	7,400	483,294
Healthcare Realty Trust, Inc.	47,000	1,920,420
Reckson Associates Realty Corp.	25,400	892,048
Simon Property Group, Inc.	52,800	4,210,272
The Mills Corp.	9,500	618,070
Vornado Realty Trust	300	26,592
		13,978,369

THRIFTS & MORTGAGE FINANCE – 7.4%
Thrifts & Mortgage Finance – 7.4%
Countrywide Financial Corp.	104,329	3,755,844
Doral Financial Corp.	24,300	374,949
Downey Financial Corp.	7,500	580,800
Fannie Mae	139,335	7,783,253
Freddie Mac	17,700	1,120,056
Golden West Financial Corp., Delaware	63,300	4,122,096
Housing Development Finance Corp. Ltd.	66,594	1,419,262
Hudson City Bancorp, Inc.	220,075	2,603,487
Hypo Real Estate Holding AG	27,300	1,108,892
MGIC Investment Corp.	16,900	1,159,002
Radian Group, Inc.	20,655	1,065,385
Sovereign Bancorp, Inc.	75,900	1,820,841
The PMI Group, Inc.	28,200	1,154,790
W Holding Co., Inc.	109,774	1,173,484
Washington Mutual, Inc.	49,500	2,102,760
		31,344,901

TOTAL COMMON STOCKS
(Cost $331,553,582)		424,587,775

See accompanying notes which are an integral part of the financial statements.

A-83 Annual Report

Advisor Financial Services Fund Investments - continued

Money Market Funds — 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)	233,116	$233,116
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	9,845,400	9,845,400
TOTAL MONEY MARKET FUNDS
(Cost $10,078,516)		10,078,516
TOTAL INVESTMENT PORTFOLIO - 102.0%		434,666,291
(Cost $341,632,098)

NET OTHER ASSETS – (2.0)%		(8,411,362)
NET ASSETS – 100%		426,254,929

Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	85.6%
Bermuda	6.2%
Canada	2.6%
India	1.6%
Switzerland	1.6%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Services A-84

Advisor Financial Services Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (including
securities loaned of $9,488,478) (cost
$341,632,098) — See accompanying
schedule		$434,666,291
Receivable for investments sold		8,583,747
Receivable for fund shares sold		87,071
Dividends receivable		575,878
Interest receivable		3,572
Prepaid expenses		794
Other receivables		58,755
Total assets		443,976,108
Liabilities
Payable for investments purchased	$5,970,741
Payable for fund shares redeemed	1,189,786
Accrued management fee	203,992
Distribution fees payable	250,107
Other affiliated payables	135,709
Other payables and accrued expenses	125,444
Collateral on securities loaned, at value	9,845,400
Total liabilities		17,721,179
Net Assets		$426,254,929
Net Assets consist of:
Paid in capital		$304,961,464
Undistributed net investment income		1,342,292
Accumulated undistributed net realized
gain (loss) on investments and foreign
currency transactions		27,006,388
Net unrealized appreciation (depreciation)
on investments and assets and liabilities
in foreign currencies		92,944,785
Net Assets		$426,254,929
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($68,011,723 ÷ 2,955,518
shares)		$23.01
Maximum offering price per share
(100/94.25 of $23.01)		$24.41
Class T:
Net Asset Value and redemption price
per share ($128,387,962 ÷
5,613,688 shares)		$22.87
Maximum offering price per share
(100/96.50 of $22.87)		$23.70
Class B:
Net Asset Value and offering price per
share ($145,045,526 ÷ 6,496,655
shares)A		$22.33
Class C:
Net Asset Value and offering price per
share ($72,180,734 ÷ 3,231,531
shares)A		$22.34
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($12,628,984 ÷ 542,150 shares)		$23.29
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$9,409,732
Interest		256,286
Security lending		62,393
Total income		9,728,411
Expenses
Management fee	$2,637,887
Transfer agent fees	1,560,451
Distribution fees	3,309,641
Accounting and security lending
fees	190,345
Independent trustees’ compensation	2,442
Custodian fees and expenses	18,548
Registration fees	61,852
Audit	44,595
Legal	1,734
Miscellaneous	7,547
Total expenses before reductions	7,835,042
Expense reductions	(111,140)	7,723,902

Net investment income (loss)		2,004,509
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	35,580,505
Foreign currency transactions	4,184
Total net realized gain (loss)		35,584,689
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of in-
crease in deferred foreign taxes
of $89,524)	15,327,599
Assets and liabilities in foreign
currencies	(178)
Total change in net unrealized ap-
preciation (depreciation)		15,327,421
Net gain (loss)		50,912,110
Net increase (decrease) in net as-
sets resulting from operations		$52,916,619

See accompanying notes which are an integral part of the financial statements.

A-85 Annual Report

Advisor Financial Services Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,004,509	$887,555
Net realized gain (loss)	35,584,689	60,089,042
Change in net unrealized appreciation (depreciation)	15,327,421	(3,464,721)
Net increase (decrease) in net assets resulting from operations	52,916,619	57,511,876
Distributions to shareholders from net investment income	(623,607)	(1,712,624)
Distributions to shareholders from net realized gain	(38,323,892)	—
Total distributions	(38,947,499)	(1,712,624)
Share transactions -- net increase (decrease)	(69,921,968)	(93,511,617)
Redemption fees	19,265	62,072
Total increase (decrease) in net assets	(55,933,583)	(37,650,293)

Net Assets
Beginning of period	482,188,512	519,838,805
End of period (including undistributed net investment income of $1,342,292 and undistributed net investment income of
$1,503, respectively)	$ 426,254,929	$482,188,512

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29
Income from Investment Operations
Net investment income (loss)C	19.14		.16	.12	.15
Net realized and unrealized gain (loss)	2.48	2.20	2.07	(2.60)	2.20
Total from investment operations	2.67	2.34	2.23	(2.48)	2.35
Distributions from net investment income	(.07)	(.15)	(.08)	(.14)	(.19)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.83)	(.15)	(.08)	(.14)	(.19)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45
Total ReturnA,B	12.60%	11.76%	12.57%	(12.16)%	12.86%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of voluntary waivers, if any	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of all reductions	1.23%	1.25%	1.27%	1.23%	1.18%
Net investment income (loss)	88%	.63%	.89%	.60%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,012	$ 58,222	$ 57,255	$ 60,475	$ 78,115
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services A-86

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Income from Investment Operations
Net investment income (loss)C	14.09		.12	.07	.11
Net realized and unrealized gain (loss)	2.47	2.19	2.07	(2.59)	2.19
Total from investment operations	2.61	2.28	2.19	(2.52)	2.30
Distributions from net investment income	(.05)	(.11)	(.06)	(.09)	(.13)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.81)	(.11)	(.06)	(.09)	(.13)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Total ReturnA,B	12.37%	11.49%	12.37%	(12.39)%	12.64%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of voluntary waivers, if any	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of all reductions	1.46%	1.48%	1.49%	1.45%	1.41%
Net investment income (loss)	66%	.41%	.67%	.38%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,388	$ 144,887	$ 157,238	$ 169,429	$ 234,268
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Income from Investment Operations
Net investment income (loss)C	03	(.02)	.03	(.03)	—E
Net realized and unrealized gain (loss)	2.41	2.16	2.03	(2.55)	2.16
Total from investment operations	2.44	2.14	2.06	(2.58)	2.16
Distributions from net investment income	—	(.02)	(.03)	—	(.03)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.76)	(.02)	(.03)	—	(.03)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Total ReturnA,B	11.78%	10.96%	11.80%	(12.85)%	12.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of voluntary waivers, if any	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of all reductions	1.98%	2.00%	1.99%	1.97%	1.94%
Net investment income (loss)	14%	(.11)%	.17%	(.14)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,046	$ 179,873	$ 193,373	$ 206,460	$ 269,612
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-87 Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Income from Investment Operations
Net investment income (loss)C	04	(.01)	.04	(.02)	.01
Net realized and unrealized gain (loss)	2.42	2.15	2.03	(2.54)	2.15
Total from investment operations	2.46	2.14	2.07	(2.56)	2.16
Distributions from net investment income	(.01)	(.02)	(.03)	—	(.07)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.77)	(.02)	(.03)	—	(.07)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Total ReturnA,B	11.88%	10.96%	11.86%	(12.77)%	12.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of voluntary waivers, if any	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of all reductions	1.92%	1.95%	1.95%	1.92%	1.90%
Net investment income (loss)	19%	(.06) %	.22%	(.09) %	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,181	$ 86,199	$ 97,434	$ 107,899	$ 149,160
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Income from Investment Operations
Net investment income (loss)B	29.23		.24	.19	.22
Net realized and unrealized gain (loss)	2.50	2.21	2.09	(2.62)	2.22
Total from investment operations	2.79	2.44	2.33	(2.43)	2.44
Distributions from net investment income	(.11)	(.24)	(.11)	(.21)	(.24)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.87)	(.24)	(.11)	(.21)	(.24)
Redemption fees added to paid in capitalB	—D	—D	—D	—D	—D
Net asset value, end of period	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Total ReturnA	13.06%	12.18%	13.07%	(11.84)%	13.29%
Ratios to Average Net AssetsC
Expenses before expense reductions	86%	.88%	.88%	.89%	.87%
Expenses net of voluntary waivers, if any	86%	.88%	.88%	.89%	.87%
Expenses net of all reductions	84%	.85%	.84%	.85%	.84%
Net investment income (loss)	1.28%	1.03%	1.32%	.98%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,629	$ 13,008	$ 14,539	$ 15,283	$ 17,966
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Financial Services A-88

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

A-89

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 97,330,451
Unrealized depreciation	(6,232,419)
Net unrealized appreciation (depreciation)	91,098,032
Undistributed ordinary income	3,234,012
Undistributed long-term capital gain	22,659,058

Cost for federal income tax purposes	$ 343,568,259

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$ 2,154,145	$1,674,060
Long-term Capital Gains	36,793,354	38,564
Total	$ 38,947,499	$1,712,624

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.
The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.
The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (in-
cluding accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $273,730,322 and $371,782,892, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage-
ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.
The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$157,105	$400
Class T	25%	.25%	690,352	3,856
Class B	75%	.25%	1,661,090	1,247,510
Class C	75%	.25%	801,094	50,427

			$3,309,641	$1,302,193

Financial Services A-90

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$20,261
Class T	11,108
Class B*	410,846
Class C*	4,432
$446,647

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$228,184.36
Class T	467,917.34
Class B	592,505.36
Class C	243,893.30
Institutional Class	27,952.22

	$1,560,451

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $350,732 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,677 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

A-91 Annual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $110,873 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $267.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$ 192,609	$420,433
Class T	326,696	838,212
Class B	—	192,478
Class C	38,785	96,077
Institutional Class	65,517	165,424
Total	$ 623,607	$1,712,624
From net realized gain
Class A	$ 4,769,034	$—
Class T	11,388,557	—
Class B	14,295,898	—
Class C	6,852,951	—
Institutional Class	1,017,452	—
Total	$ 38,323,892	$—

Financial Services A-92

10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	1,159,503		614,653	$ 25,692,274	$13,695,749
Reinvestment of distributions	198,478		18,128	4,334,590	378,140
Shares redeemed	(1,028,419)		(872,521)	(22,675,155)	(19,145,577)
Net increase (decrease)	329,562		(239,740)	$ 7,351,709	$(5,071,688)
Class T
Shares sold	420,019		658,242	$ 9,262,219	$14,430,306
Reinvestment of distributions	504,911		37,421	10,965,915	777,299
Shares redeemed	(1,875,686)		(2,033,778)	(41,342,266)	(44,388,616)
Net increase (decrease)	(950,756)		(1,338,115)	$ (21,114,132)	$ (29,181,011)
Class B
Shares sold	283,236		461,768	$ 6,103,430	$9,850,610
Reinvestment of distributions	574,588		7,853	12,205,894	162,959
Shares redeemed	(2,670,965)		(2,060,890)	(57,380,601)	(44,422,627)
Net increase (decrease)	(1,813,141)		(1,591,269)	$ (39,071,277)	$ (34,409,058)
Class C
Shares sold	213,518		653,543	$ 4,587,619	$13,848,576
Reinvestment of distributions	257,099		3,576	5,464,805	74,185
Shares redeemed	(1,219,971)		(1,665,874)	(26,243,393)	(35,686,628)
Net increase (decrease)	(749,354)		(1,008,755)	$ (16,190,969)	$ (21,763,867)
Institutional Class
Shares sold	62,760		67,364	$ 1,387,106	$1,519,011
Reinvestment of distributions	37,434		5,506	826,042	115,490
Shares redeemed	(139,433)		(212,405)	(3,110,447)	(4,720,494)
Net increase (decrease)	(39,239)		(139,535)	$ (897,299)	$(3,085,993)

A-93 Annual Report

Advisor Health Care Fund — Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Class A (incl. 5.75% sales charge)	14.34%	0.65%	11.05%
Class T (incl. 3.50% sales charge)	16.73%	0.88%	11.06%
Class B (incl. contingent deferred
sales charge)B	15.32%	0.70%	11.08%
Class C (incl. contingent deferred
sales charge)C	19.46%	1.15%	10.98%

A From September 3, 1996. B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, five year and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares’ contingent deferred sales charges included in the past one year, five year and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund — Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Health Care A-94

Advisor Health Care Fund — Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Harlan Carere, who became Portfolio Manager of Fidelity® Advisor Health Care Fund on March 23, 2005

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, Fidelity Advisor Health Care Fund’s Class A, Class T, Class B and Class C shares returned 21.31%, 20.97%, 20.32% and 20.46%, respectively, outperforming the Goldman Sachs® Health Care Index, which had a total return of 18.58%, and the S&P 500®. Opportune security selection and an underweighting in branded pharmaceuticals, as well as favorable positioning in the rallying biotechnology segment and strong stock picking in health care equipment, provided the biggest lifts to the fund’s performance relative to its sector index. Biotech pioneer Genen-tech performed well, as did drug distributor McKesson. Underweighting such large pharma names as Merck, Eli Lilly and Pfizer — all components of the sector index — also helped, as the industry continued to suffer from drug safety concerns, among other issues. Conversely, although the fund was helped by owning large positions in two managed care companies — UnitedHealth Group and PacifiCare Health Systems — underweighting or not owning several strong-performing names in that segment, among them Aetna, WellPoint Health Networks and Cigna, was the biggest drag on relative performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-95 A-95

Annual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,147.00	$6.81
HypotheticalA	$ 1,000.00	$1,018.45	$6.41
Class T
Actual	$ 1,000.00	$1,145.60	$8.14
HypotheticalA	$ 1,000.00	$1,017.21	$7.65
Class B
Actual	$ 1,000.00	$1,142.60	$10.78
HypotheticalA	$ 1,000.00	$1,014.73	$10.14
Class C
Actual	$ 1,000.00	$1,143.40	$10.42
HypotheticalA	$ 1,000.00	$1,015.08	$9.79
Institutional Class
Actual	$ 1,000.00	$1,149.30	$4.64
HypotheticalA	$ 1,000.00	$1,020.48	$4.36

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.28%
Class T	1.53%
Class B	2.03%
Class C	1.96%
Institutional Class	87%

Health Care

A-96

Advisor Health Care Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UnitedHealth Group, Inc.	7.6	7.2
Johnson & Johnson	7.0	10.8
Genentech, Inc.	6.5	4.7
Amgen, Inc.	5.8	5.3
Abbott Laboratories	4.3	6.2
Wyeth	3.6	3.3
Medtronic, Inc.	2.8	7.4
Alcon, Inc.	2.6	2.3
WellPoint, Inc.	2.5	0.0
McKesson Corp.	2.4	2.3
	45.1

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-97 Annual Report

Advisor Health Care Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 99.5%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 20.0%
Biotechnology – 20.0%
Affymetrix, Inc. (a)	47,400	$2,213,106
Alkermes, Inc. (a)	110,864	1,718,392
Amgen, Inc. (a)(d)	576,400	45,967,900
Biogen Idec, Inc. (a)	159,800	6,278,542
Celgene Corp. (a)	1,500	71,775
Cephalon, Inc. (a)	25,200	1,055,880
Charles River Laboratories International,
Inc. (a)	30,300	1,475,610
Chiron Corp. (a)	85,000	3,079,550
DOV Pharmaceutical, Inc. (a)	2,000	42,300
Genentech, Inc. (a)	583,600	52,132,988
Genzyme Corp. (a)	125,800	9,360,778
Gilead Sciences, Inc. (a)	237,800	10,655,818
Human Genome Sciences, Inc. (a)	128,200	1,878,130
ImClone Systems, Inc. (a)	39,100	1,356,770
Invitrogen Corp. (a)	25,400	2,178,558
Martek Biosciences (a)	15,400	671,286
MedImmune, Inc. (a)	170,530	4,844,757
Millennium Pharmaceuticals, Inc. (a)	422,400	4,363,392
Neurocrine Biosciences, Inc. (a)	110,300	5,468,674
OSI Pharmaceuticals, Inc. (a)	22,600	933,380
Protein Design Labs, Inc. (a)	47,200	1,075,688
Serologicals Corp. (a)	54,500	1,253,500
Techne Corp. (a)	18,700	917,609
Vertex Pharmaceuticals, Inc. (a)	42,500	677,875
		159,672,258

HEALTH CARE EQUIPMENT & SUPPLIES – 20.3%
Health Care Equipment – 16.1%
Advanced Medical Optics, Inc. (a)	102,000	4,240,140
Animas Corp. (a)(d)	52,500	1,098,825
Aspect Medical Systems, Inc. (a)	120,000	3,960,000
Baxter International, Inc.	365,030	14,334,728
Beckman Coulter, Inc.	67,600	3,673,384
Becton, Dickinson & Co.	46,600	2,580,242
Biomet, Inc.	97,575	3,720,535
Boston Scientific Corp. (a)	66,400	1,922,280
C.R. Bard, Inc.	31,800	2,123,922
Cyberonics, Inc. (a)	94,400	3,645,728
Cytyc Corp. (a)	236,600	5,905,536
Dade Behring Holdings, Inc.	35,700	2,706,060
Epix Pharmaceuticals, Inc. (a)	101,700	898,011
Fisher Scientific International, Inc. (a)	12,400	831,420
GN Store Nordic AS	277,000	3,084,031
Guidant Corp.	150,500	10,354,400
Hillenbrand Industries, Inc.	7,800	400,998
Hospira, Inc. (a)	3,482	133,187
IDEXX Laboratories, Inc. (a)	13,300	844,018
IntraLase Corp.	1,100	22,935
Invacare Corp.	35,100	1,479,465
Kinetic Concepts, Inc. (a)	66,900	4,011,993

	Shares	Value (Note 1)
Medtronic, Inc.	410,896	$ 22,163,730
Novoste Corp. (a)(e)	12,500	11,000
ResMed, Inc. (a)	80,700	5,406,900
Respironics, Inc. (a)	99,400	3,767,260
St. Jude Medical, Inc. (a)	261,500	12,397,715
Stereotaxis, Inc.	146,224	1,484,174
Syneron Medical Ltd. (d)	38,400	1,480,320
Synthes, Inc.	33,730	3,659,788
Waters Corp. (a)	132,379	5,994,121
Zimmer Holdings, Inc. (a)	9,600	790,656
		129,127,502
Health Care Supplies – 4.2%
Alcon, Inc.	177,400	20,321,170
Bausch & Lomb, Inc.	31,300	2,649,545
Cooper Companies, Inc.	59,700	4,101,390
DENTSPLY International, Inc.	36,900	2,057,175
DJ Orthopedics, Inc. (a)	69,000	1,692,570
Edwards Lifesciences Corp. (a)	100	4,587
Gen-Probe, Inc. (a)	22,300	983,207
Millipore Corp. (a)	23,700	1,452,099
		33,261,743

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		162,389,245

HEALTH CARE PROVIDERS & SERVICES – 26.9%
Health Care Distributors & Services – 3.5%
AmerisourceBergen Corp.	28,300	2,031,657
Andrx Corp. (a)	33,200	615,860
Cardinal Health, Inc.	40,000	2,383,200
Henry Schein, Inc. (a)	40,900	1,765,653
McKesson Corp.	433,800	19,521,000
Patterson Companies, Inc. (a)	40,800	1,819,680
		28,137,050
Health Care Facilities – 2.0%
Community Health Systems, Inc. (a)	100,600	3,884,166
HCA, Inc.	45,400	2,235,950
LifePoint Hospitals, Inc. (a)	22,800	1,066,128
United Surgical Partners International,
Inc. (a)	72,388	2,606,692
Universal Health Services, Inc. Class B	24,700	1,285,388
VCA Antech, Inc. (a)	208,900	4,959,286
		16,037,610
Health Care Services – 5.6%
American Healthways, Inc. (a)	45,500	2,027,935
Caremark Rx, Inc. (a)	217,300	9,687,234
Cerner Corp. (a)	43,000	3,243,060
Covance, Inc. (a)	44,100	2,185,155
DaVita, Inc. (a)	61,050	2,884,002
Express Scripts, Inc. (a)	68,100	3,561,630
IMS Health, Inc.	103,900	2,829,197
Laboratory Corp. of America
Holdings (a)	86,100	4,362,687
Lifeline Systems, Inc. (a)	16,500	565,950

See accompanying notes which are an integral part of the financial statements.

Health Care A-98

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Services – continued
Lincare Holdings, Inc. (a)	18,300	$738,222
Omnicare, Inc.	48,900	2,254,290
Pediatrix Medical Group, Inc. (a)	29,700	2,329,074
Pharmaceutical Product Development,
Inc. (a)	13,300	761,159
Quest Diagnostics, Inc.	94,400	4,846,496
VistaCare, Inc. Class A (a)	85,800	1,794,936
WebMD Corp. (a)	87,200	925,192
		44,996,219
Managed Health Care – 15.8%
Aetna, Inc.	47,800	3,699,720
AMERIGROUP Corp. (a)	17,900	620,235
Health Net, Inc. (a)	393,700	15,275,560
Humana, Inc. (a)	148,500	5,917,725
Molina Healthcare, Inc. (a)	41,000	981,540
PacifiCare Health Systems, Inc. (a)	169,190	12,892,278
Sierra Health Services, Inc. (a)	23,800	1,605,072
UnitedHealth Group, Inc.	1,160,700	60,704,608
WellChoice, Inc. (a)	68,600	4,527,600
WellPoint, Inc. (a)	284,900	20,153,826
		126,378,164

TOTAL HEALTH CARE PROVIDERS & SERVICES		215,549,043

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
NBTY, Inc. (a)	34,800	842,160
PHARMACEUTICALS – 32.2%
Pharmaceuticals – 32.2%
Abbott Laboratories	742,620	34,628,371
Adams Respiratory Therapeutics, Inc.	1,300	38,350
Allergan, Inc.	145,800	13,030,146
American Pharmaceutical Partners,
Inc. (a)(d)	34,000	1,543,260
AstraZeneca PLC sponsored ADR	135,300	6,148,032
Barr Pharmaceuticals, Inc. (a)	47,300	2,242,966
Bristol-Myers Squibb Co.	22,000	549,560
Eli Lilly & Co.	28,100	1,582,592
Endo Pharmaceuticals Holdings, Inc. (a) .	61,400	1,747,444
Forest Laboratories, Inc. (a)	229,300	9,153,656
Hollis-Eden Pharmaceuticals, Inc. (a)(d) .	136,500	1,235,325
Ista Pharmaceuticals, Inc. (a)	72,700	725,546
IVAX Corp. (a)	220,000	5,605,600
Johnson & Johnson	871,662	55,751,502
King Pharmaceuticals, Inc. (a)	96,600	1,077,090
Kos Pharmaceuticals, Inc. (a)	41,633	2,976,760
Medicis Pharmaceutical Corp. Class A	24,600	834,432
Merck & Co., Inc.	252,100	7,830,226
MGI Pharma, Inc. (a)	31,400	857,220
Mylan Laboratories, Inc.	61,000	1,058,960

	Shares	Value (Note 1)
Novartis AG sponsored ADR	275,900	$ 13,439,089
Par Pharmaceutical Companies, Inc. (a) . 15,700		367,694
Pfizer, Inc.	562,820	14,914,730
Ranbaxy Laboratories Ltd. sponsored
GDR	58,418	654,282
Roche Holding AG (participation
certificate)	93,338	12,691,853
Salix Pharmaceuticals Ltd. (a)	489,600	9,449,280
Sanofi-Aventis sponsored ADR	86,900	3,762,770
Schering-Plough Corp.	766,100	15,950,202
Sepracor, Inc. (a)	71,700	3,753,495
Taro Pharmaceutical Industries Ltd. (a)	3,800	89,262
Teva Pharmaceutical Industries Ltd.
sponsored ADR	72,600	2,279,640
Watson Pharmaceuticals, Inc. (a)	77,300	2,581,820
Wyeth	627,320	28,699,890
		257,251,045

TOTAL COMMON STOCKS
(Cost $624,171,290)		795,703,751

Nonconvertible Preferred Stocks — 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(f)
(Cost $236,500)	43,000	2,365

Money Market Funds — 1.0%

Fidelity Cash Central Fund, 3.31% (b)	3,811,309	3,811,309
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	4,604,700	4,604,700
TOTAL MONEY MARKET FUNDS
(Cost $8,416,009)		8,416,009

TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $632,823,799)	804,122,125

NET OTHER ASSETS – (0.5)%		(4,315,442)
NET ASSETS – 100%	$ 799,806,683

Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

A-99 Annual Report

Advisor Health Care Fund

Investments - continued

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,000 or 0.0% of net assets.
(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$2,365 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$236,500

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $25,340,648 of which $11,940,350 and $13,400,298 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements. Health Care A-100

Advisor Health Care Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (in-
cluding securities loaned of
$4,486,423) (cost $632,823,799)
— See accompanying schedule		$804,122,125
Receivable for investments sold		18,366,601
Receivable for fund shares sold		651,819
Dividends receivable		251,356
Interest receivable		18,643
Prepaid expenses		1,298
Other affiliated receivables		2
Other receivables		143,244
Total assets		823,555,088
Liabilities
Payable for investments purchased	$16,351,283
Payable for fund shares redeemed	1,657,170
Accrued management fee	375,282
Distribution fees payable	455,399
Other affiliated payables	265,459
Other payables and accrued expenses	39,112
Collateral on securities loaned, at value	4,604,700
Total liabilities		23,748,405
Net Assets		$799,806,683
Net Assets consist of:
Paid in capital		$658,653,822
Accumulated net investment loss		(458)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(30,145,511)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		171,298,830
Net Assets		$799,806,683
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($139,158,345 ÷
6,067,435 shares)		$22.94
Maximum offering price per share
(100/94.25 of $22.94)		$24.34
Class T:
Net Asset Value and redemption
price per share ($243,353,498 ÷
10,816,836 shares)		$22.50
Maximum offering price per share
(100/96.50 of $22.50)		$23.32
Class B:
Net Asset Value and offering price
per share ($266,319,223 ÷
12,355,425 shares)A		$21.55
Class C:
Net Asset Value and offering price
per share ($131,277,330 ÷
6,075,551 shares)A		$21.61
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($19,698,287 ÷ 839,004 shares)		$23.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$7,697,400
Interest		181,289
Security lending		24,222
Total income		7,902,911
Expenses
Management fee	$4,383,043
Transfer agent fees	2,974,563
Distribution fees	5,422,220
Accounting and security lending
fees	284,017
Independent trustees’ compensation	4,013
Custodian fees and expenses	18,728
Registration fees	71,099
Audit	47,193
Legal	2,889
Miscellaneous	23,550
Total expenses before reductions	13,231,315
Expense reductions	(211,590)	13,019,725

Net investment income (loss)		(5,116,814)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	26,779,783
Foreign currency transactions	12,468
Total net realized gain (loss)		26,792,251
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	122,599,208
Assets and liabilities in foreign
currencies	504
Total change in net unrealized ap-
preciation (depreciation)		122,599,712
Net gain (loss)		149,391,963
Net increase (decrease) in net as-
sets resulting from operations		$144,275,149

See accompanying notes which are an integral part of the financial statements.

A-101 Annual Report

Advisor Health Care Fund

Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,116,814)	$(6,048,059)
Net realized gain (loss)	26,792,251	55,619,069
Change in net unrealized appreciation (depreciation)	122,599,712	(24,655,778)
Net increase (decrease) in net assets resulting from operations	144,275,149	24,915,232
Share transactions -- net increase (decrease)	(127,767,624)	(106,348,165)
Redemption fees	24,114	55,534
Total increase (decrease) in net assets	16,531,639	(81,377,399)

Net Assets
Beginning of period	783,275,044	864,652,443
End of period (including accumulated net investment loss of $458 and accumulated net investment loss of $581,
respectively)	$ 799,806,683	$783,275,044

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Income from Investment Operations
Net investment income (loss)C	(.05)	(.05)	—E	(.04)	.01
Net realized and unrealized gain (loss)	4.08	.67	1.78	(3.86)	(.50)
Total from investment operations	4.03	.62	1.78	(3.90)	(.49)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Total ReturnA,B	21.31%	3.39%	10.78%	(19.11)%	(2.50)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of voluntary waivers, if any	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of all reductions	1.26%	1.29%	1.27%	1.24%	1.17%
Net investment income (loss)	(.22)%	(.26)%	(.01)%	(.23)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,158	$ 104,258	$ 108,692	$ 103,292	$ 136,304
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care A-102

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Income from Investment Operations
Net investment income (loss)C	(.09)	(.09)	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.99	.66	1.76	(3.82)	(.49)
Total from investment operations	3.90	.57	1.72	(3.91)	(.53)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Total ReturnA,B	20.97%	3.16%	10.55%	(19.34)%	(2.71)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of voluntary waivers, if any	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of all reductions	1.51%	1.53%	1.51%	1.47%	1.41%
Net investment income (loss)	(.47)%	(.51)%	(.26)%	(.46)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,353	$ 243,176	$ 264,115	$ 274,243	$ 383,643
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)C	(.19)	(.18)	(.12)	(.18)	(.14)
Net realized and unrealized gain (loss)	3.83	.64	1.71	(3.72)	(.48)
Total from investment operations	3.64	.46	1.59	(3.90)	(.62)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Total ReturnA,B	20.32%	2.64%	10.03%	(19.74)%	(3.20)%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of voluntary waivers, if any	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of all reductions	2.01%	2.03%	1.98%	1.98%	1.93%
Net investment income (loss)	(.98)%	(1.01)%	(.73)%	(.97)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,319	$ 285,299	$ 317,906	$ 334,056	$ 456,851
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-103

Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)C	(.17)	(.17)	(.11)	(.17)	(.14)
Net realized and unrealized gain (loss)	3.84	.64	1.71	(3.72)	(.48)
Total from investment operations	3.67	.47	1.60	(3.89)	(.62)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Total ReturnA,B	20.46%	2.69%	10.08%	(19.69)%	(3.20)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of voluntary waivers, if any	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of all reductions	1.94%	1.97%	1.92%	1.93%	1.89%
Net investment income (loss)	(.91)%	(.95)%	(.67)%	(.92)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,277	$ 130,184	$ 150,576	$ 160,877	$ 229,494
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Income from Investment Operations
Net investment income (loss)B	04.03		.06	.02	.07
Net realized and unrealized gain (loss)	4.16	.67	1.82	(3.90)	(.50)
Total from investment operations	4.20	.70	1.88	(3.88)	(.43)
Distributions from net realized gain	—	—	—	—	(1.12)
Total distributions	—	—	—	—	(1.12)
Redemption fees added to paid in capitalB	—D	—D	—D	—D	—D
Net asset value, end of period	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Total ReturnA	21.78%	3.77%	11.26%	(18.85)%	(2.21)%
Ratios to Average Net AssetsC
Expenses before expense reductions	88%	.91%	.96%	.95%	.91%
Expenses net of voluntary waivers, if any	88%	.91%	.96%	.95%	.91%
Expenses net of all reductions	85%	.88%	.88%	.90%	.89%
Net investment income (loss)	18%	.14%	.37%	.11%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,698	$ 20,358	$ 23,364	$ 35,923	$ 45,200
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Health Care A-104

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryfor-wards and losses deferred due to wash sales and excise tax regulations.

A-105

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 180,660,922
Unrealized depreciation	(12,288,783)
Net unrealized appreciation (depreciation)	168,372,139
Capital loss carryforward	(25,340,648)

Cost for federal income tax purposes	$ 635,749,986

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $537,295,495 and $668,685,843, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$283,018	$520
Class T	25%	.25%	1,181,016	7,912
Class B	75%	.25%	2,707,471	2,032,380
Class C	75%	.25%	1,250,715	102,040

			$5,422,220	$2,142,852

Health Care A-106

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$45,779
Class T	30,312
Class B*	683,940
Class C*	18,704
$778,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$455,830.40
Class T	950,840.40
Class B	1,100,688.41
Class C	419,992.34
Institutional Class	47,213.24

	$2,974,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $261,668 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,896 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

A-107 Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $209,473 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 2,117

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	2,249,275		1,326,830	$ 46,669,256	$25,583,854
Shares redeemed	(1,695,541)		(1,754,987)	(34,388,787)	(33,233,576)
Net increase (decrease)	553,734		(428,157)	$ 12,280,469	$(7,649,722)
Class T
Shares sold	1,442,910		2,113,234	$ 29,136,425	$40,035,265
Shares redeemed	(3,703,075)		(3,681,338)	(73,845,453)	(68,961,682)
Net increase (decrease)	(2,260,165)		(1,568,104)	$ (44,709,028)	$(28,926,417)
Class B
Shares sold	688,188		1,131,221	$ 13,318,322	$20,552,323
Shares redeemed	(4,265,630)		(3,413,291)	(81,968,667)	(61,904,937)
Net increase (decrease)	(3,577,442)		(2,282,070)	$ (68,650,345)	$(41,352,614)
Class C
Shares sold	718,291		865,725	$ 14,077,610	$15,749,574
Shares redeemed	(1,900,462)		(2,225,887)	(36,319,943)	(40,266,820)
Net increase (decrease)	(1,182,171)		(1,360,162)	$ (22,242,333)	$(24,517,246)
Institutional Class
Shares sold	80,685		122,545	$ 1,707,265	$2,394,261
Shares redeemed	(297,641)		(324,350)	(6,153,652)	(6,296,427)
Net increase (decrease)	(216,956)		(201,805)	$ (4,446,387)	$(3,902,166)

Health Care A-108

Advisor Natural Resources Fund — Class A, T, B, and C Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Class A (incl. 5.75% sales charge)A	34.48%	12.31%	11.63%
Class T (incl. 3.50% sales charge)	37.43%	12.63%	11.76%
Class B (incl. contingent deferred
sales charge)B	36.66%	12.57%	11.77%
Class C (incl. contingent deferred
sales charge)C	40.70%	12.85%	11.52%

A Class A’s 12b-1 fee may range over time between 0.25% and 0.35%, as an amount of brokerage commissions equivalent to up to 0.10% of the class’s average net assets may be used to promote the sale of class shares. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses.
The initial offering of Class A shares took place on September 3, 1996. Returns prior to
September 3, 1996 are those of Class T, the original class of the fund, and reflect a 0.50%
12b-1 fee (0.65% prior to January 1, 1996).
B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65%
12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, five year, and ten year total return figures are 5%, 2% and 0%, respectively.
C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between July 3, 1995 and November 3, 1997 are those of
Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T and reflect a 0.65% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares’ contingent deferred sales charges included in the past one year, five year, and ten year total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years
Let’s say hypothetically that $10,000 was invested in Fidelity Advisor
Natural Resources Fund — Class T on July 31, 1995, and the current
3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500
Index performed over the same period.

A-109 Annual Report

Advisor Natural Resources Fund

Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Matthew Friedman, Portfolio Manager of Fidelity® Advisor Natural Resources Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 42.69%, 42.41%, 41.66% and 41.70%, respectively, beating the Goldman Sachs® Natural Resources Index, which returned 40.48%, and the S&P 500®. The fund’s outperformance was driven by oil prices, which remained historically high throughout the period. Overweighting refining stocks compared to the sector index helped quite a bit, led by positions in Premcor, Holly Corporation and Valero Energy, the latter of which I sold. Also, oil rig equipment supplier Varco International, which merged with National Oilwell during the period, benefited from increased rig construction. Relatively large positions in oil and gas exploration companies Frontier Oil, Quicksilver Resources and Range Resources generated gains versus the sector index as well. Finally, the fund experienced significantly increased turnover during the period as a larger-than-usual number of attractive trading opportunities arose in response to the market’s volatility. On the other hand, investments in gold producer Newmont Mining and Apex Silver Mines were disappointing. Also, our holdings in Smurfit-Stone Container underperformed in response to margin pressures. Lastly, underweighting exploration and production stocks Unocal, EOG Resources, Talisman Energy and Burlington Resources — all index components — detracted from relative performance when margin pressures failed to materialize and the stocks performed well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Natural Resources

A-110

Advisor Natural Resources Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,255.50	$6.88
HypotheticalA	$ 1,000.00	$1,018.70	$6.16
Class T
Actual	$ 1,000.00	$1,254.50	$7.99
HypotheticalA	$ 1,000.00	$1,017.70	$7.15
Class B
Actual	$ 1,000.00	$1,251.30	$11.00
HypotheticalA	$ 1,000.00	$1,015.03	$9.84
Class C
Actual	$ 1,000.00	$1,251.20	$10.83
HypotheticalA	$ 1,000.00	$1,015.17	$9.69
Institutional Class
Actual	$ 1,000.00	$1,257.80	$4.98
HypotheticalA	$ 1,000.00	$1,020.38	$4.46

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.23%
Class T	1.43%
Class B	1.97%
Class C	1.94%
Institutional Class	89%

A-111 A-111

Annual Report

Advisor Natural Resources Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	5.2	0.9
ConocoPhillips	5.1	6.3
Schlumberger Ltd. (NY Shares)	5.0	3.7
BP PLC sponsored ADR	4.9	7.5
Halliburton Co.	4.3	4.8
Premcor, Inc.	3.8	0.9
Newmont Mining Corp.	3.4	3.7
Smith International, Inc.	3.3	2.7
Exxon Mobil Corp.	2.7	7.8
Alcoa, Inc.	2.2	2.3
	39.9

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Natural Resources A-112

Advisor Natural Resources Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 99.5%
	Shares	Value (Note 1)

CHEMICALS – 0.5%
Diversified Chemicals – 0.5%
Ashland, Inc.	43,000	$ 2,642,350
COMMERCIAL SERVICES & SUPPLIES – 0.3%
Human Resource & Employment Services – 0.3%
CDI Corp.	58,300	1,432,431
CONSTRUCTION & ENGINEERING – 1.0%
Construction & Engineering – 1.0%
Chicago Bridge & Iron Co. NV (NY
Shares)	207,200	5,791,240
CONTAINERS & PACKAGING – 1.4%
Paper Packaging – 1.4%
Packaging Corp. of America	2,000	42,500
Smurfit-Stone Container Corp. (a)	635,175	7,704,673
		7,747,173

ELECTRICAL EQUIPMENT – 0.2%
Electrical Components & Equipment – 0.2%
Hydrogenics Corp. (a)	310,576	1,105,984
Heavy Electrical Equipment – 0.0%
Areva (investment certificates)	100	46,803

TOTAL ELECTRICAL EQUIPMENT		1,152,787

ENERGY EQUIPMENT & SERVICES – 33.0%
Oil & Gas Drilling – 6.2%
Cathedral Energy Services Income Trust .	45,900	315,285
Diamond Offshore Drilling, Inc.	23,300	1,329,498
ENSCO International, Inc.	2,100	84,798
GlobalSantaFe Corp.	218,400	9,825,816
Helmerich & Payne, Inc.	200	11,424
Nabors Industries Ltd. (a)	50,200	3,285,590
Noble Corp.	108,300	7,275,594
Patterson-UTI Energy, Inc.	17,500	574,525
Precision Drilling Corp. (a)	114,500	4,846,155
Pride International, Inc. (a)	157,000	4,085,140
Rowan Companies, Inc.	32,100	1,096,536
Transocean, Inc. (a)	26,100	1,472,823
		34,203,184
Oil & Gas Equipment & Services – 26.8%
Baker Hughes, Inc.	213,450	12,068,463
BJ Services Co.	155,800	9,502,242
Cooper Cameron Corp. (a)	53,700	3,811,626
Grant Prideco, Inc. (a)	246,500	7,912,650
Halliburton Co.	426,800	23,922,140
Hornbeck Offshore Services, Inc. (a)	53,800	1,608,620
Hydril Co. (a)	8,900	571,024
Lone Star Technologies, Inc. (a)	22,800	1,163,484
Maverick Tube Corp. (a)	76,800	2,547,456
National Oilwell Varco, Inc. (a)	552,932	28,945,990
Newpark Resources, Inc. (a)	67,900	574,434

	Shares	Value (Note 1)
NS Group, Inc. (a)	124,000	$ 5,263,800
Pason Systems, Inc.	35,800	704,684
RPC, Inc.	2,500	48,725
Schlumberger Ltd. (NY Shares)	333,700	27,944,038
Smith International, Inc.	269,000	18,275,860
Superior Well Services, Inc.	1,800	32,976
Weatherford International Ltd. (a)	64,200	4,062,576
		148,960,788

TOTAL ENERGY EQUIPMENT & SERVICES		183,163,972

FOOD PRODUCTS – 0.0%
Agricultural Products – 0.0%
Global Bio-Chem Technology Group Co.
Ltd.	102,000	51,173
GAS UTILITIES – 0.5%
Gas Utilities – 0.5%
Questar Corp.	36,400	2,554,552
IT SERVICES – 0.0%
IT Consulting & Other Services – 0.0%
Telvent GIT SA	28,300	306,461
MACHINERY – 0.6%
Construction & Farm Machinery & Heavy Trucks – 0.6%
Bucyrus International, Inc. Class A	76,700	3,268,954
MARINE – 0.0%
Marine – 0.0%
Odfjell ASA (A Shares)	6,850	140,376
METALS & MINING – 10.4%
Aluminum – 2.3%
Alcan, Inc.	1,300	43,958
Alcoa, Inc.	443,200	12,431,760
Aleris International, Inc. (a)	21,200	484,844
Century Aluminum Co. (a)	2,500	61,175
		13,021,737
Diversified Metals & Mining – 2.4%
Falconbridge Ltd.	115,100	2,373,729
Freeport-McMoRan Copper & Gold, Inc.
Class B	1,997	80,439
Grupo Mexico SA de CV Series B	618,415	1,057,539
Phelps Dodge Corp.	19,500	2,075,775
RTI International Metals, Inc. (a)	44,000	1,514,480
Teck Cominco Ltd. Class B (sub. vtg.)	100,500	3,843,190
Titanium Metals Corp. (a)(d)	33,000	2,113,650
		13,058,802
Gold – 4.1%
Alamos Gold, Inc. (a)	253,700	938,670
Goldcorp, Inc.	117,500	1,909,789
Kinross Gold Corp. (a)	200,400	1,106,468
Newmont Mining Corp.	506,900	19,034,095
		22,989,022

See accompanying notes which are an integral part of the financial statements.

A-113 Annual Report

Advisor Natural Resources Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

METALS & MINING – CONTINUED
Precious Metals & Minerals – 1.2%
Apex Silver Mines Ltd. (a)(d)	197,800	$ 2,745,464
Industrias Penoles SA de CV	674,800	3,153,652
Stillwater Mining Co. (a)	71,600	584,256
		6,483,372
Steel – 0.4%
Companhia Vale do Rio Doce sponsored
ADR	2,400	78,144
IPSCO, Inc.	5,900	317,757
Usinas Siderurgicas de Minas Gerais SA
(Usiminas) (PN-A)	93,500	1,670,413
		2,066,314

TOTAL METALS & MINING		57,619,247

OIL, GAS & CONSUMABLE FUELS – 50.0%
Coal & Consumable Fuels – 6.5%
Arch Coal, Inc.	21,100	1,201,012
Cameco Corp.	184,800	8,677,381
CONSOL Energy, Inc.	158,100	10,649,616
Massey Energy Co.	117,400	5,077,550
Peabody Energy Corp.	155,700	10,235,718
USEC, Inc.	2,300	36,087
		35,877,364
Integrated Oil & Gas – 17.7%
Amerada Hess Corp.	58,400	6,883,024
BG Group PLC sponsored ADR	99,100	4,129,497
BP PLC sponsored ADR	412,948	27,205,014
Chevron Corp.	1,336	77,501
ConocoPhillips	453,398	28,378,181
ENI Spa sponsored ADR	300	42,420
Exxon Mobil Corp.	255,160	14,990,650
Marathon Oil Corp.	11,527	672,716
Occidental Petroleum Corp.	123,800	10,186,264
OMV AG	25,000	1,164,000
Total SA sponsored ADR	37,400	4,675,000
		98,404,267
Oil & Gas Exploration & Production – 17.0%
Apache Corp.	33,600	2,298,240
Blackrock Ventures, Inc. (a)	95,100	755,767
Burlington Resources, Inc.	91,300	5,853,243
Cabot Oil & Gas Corp.	45,500	1,843,660
Canadian Natural Resources Ltd.	258,000	10,746,927
Chesapeake Energy Corp.	197,400	5,154,114
Comstock Resources, Inc. (a)	44,400	1,229,436
Denbury Resources, Inc. (a)	26,800	1,254,240
EnCana Corp.	262,564	10,823,380
Encore Acquisition Co. (a)	51,300	1,618,002

	Shares	Value (Note 1)
Energy Partners Ltd. (a)	1,500	$39,690
Forest Oil Corp. (a)	184,000	8,235,840
Gastar Exploration Ltd. (a)	294,900	794,846
Newfield Exploration Co. (a)	66,800	2,838,332
Nexen, Inc.	1,800	66,716
Noble Energy, Inc.	5,200	429,052
Norsk Hydro ASA sponsored ADR	20,600	1,951,644
Petroleum Development Corp. (a)	44,700	1,673,568
Pioneer Natural Resources Co.	124,300	5,385,919
Plains Exploration & Production Co. (a) .	246,400	9,498,720
Pogo Producing Co.	1,600	88,048
Quicksilver Resources, Inc. (a)	133,950	5,674,122
Range Resources Corp.	200,300	6,117,162
Southwestern Energy Co. (a)	6,100	336,171
Talisman Energy, Inc.	14,000	613,926
Ultra Petroleum Corp. (a)	208,900	7,921,488
Unocal Corp.	19,700	1,277,545
		94,519,798
Oil & Gas Refining & Marketing – 7.8%
Frontier Oil Corp.	163,500	4,581,270
Giant Industries, Inc. (a)	45,900	1,800,198
Holly Corp.	53,100	2,486,142
Neste Oil Oyj	81,100	2,254,793
Polski Koncern Naftowy Orlen SA	68,500	1,104,592
Premcor, Inc.	276,300	21,175,632
Sunoco, Inc.	42,900	5,393,817
Tesoro Corp.	83,000	4,002,260
Tupras-Turkiye Petrol Rafinerileri AS	30,000	438,947
		43,237,651
Oil & Gas Storage & Transport – 1.0%
El Paso Corp.	210,500	2,526,000
OMI Corp.	113,700	2,050,011
Williams Companies, Inc.	40,500	860,220
		5,436,231

TOTAL OIL, GAS & CONSUMABLE FUELS		277,475,311

PAPER & FOREST PRODUCTS – 1.6%
Forest Products – 0.0%
Canfor Corp. (a)	2,629	30,706
Sino-Forest Corp. (a)	151,600	340,507
		371,213
Paper Products – 1.6%
Georgia-Pacific Corp.	84,500	2,885,675
MeadWestvaco Corp.	88,000	2,571,360
Votorantim Celulose e Papel SA
sponsored ADR (non-vtg.)	269,900	3,252,295
		8,709,330

TOTAL PAPER & FOREST PRODUCTS		9,080,543

TOTAL COMMON STOCKS
(Cost $394,778,298)		552,426,570

See accompanying notes which are an integral part of the financial statements.

Natural Resources A-114

Money Market Funds — 3.1%
	Shares	Value (Note
Fidelity Cash Central Fund, 3.31% (b)	14,125,070	$ 14,125,070
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	3,173,750	3,173,750
TOTAL MONEY MARKET FUNDS
(Cost $17,298,820)		17,298,820
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $412,077,118)		569,725,390

NET OTHER ASSETS – (2.6)%		(14,295,721)
NET ASSETS – 100%		$ 555,429,669

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	69.9%
Canada	10.5%
United Kingdom	5.7%
Netherlands Antilles	5.0%
Cayman Islands	3.6%
Netherlands	1.0%
Others (individually less than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

A-115

Annual Report

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities
			July 31, 2005
Assets
Investment in securities, at value (includ-
ing securities loaned of $3,202,875)
(cost $412,077,118) — See accompa-
nying schedule			$569,725,390
Cash			1,498
Receivable for investments sold			1,211,795
Receivable for fund shares sold			1,251,961
Dividends receivable			192,255
Interest receivable			29,893
Prepaid expenses			586
Other affiliated receivables			50,036
Other receivables			156,132
Total assets			572,619,546
Liabilities
Payable for investments purchased		$5,152,799
Payable for fund shares redeemed		8,146,391
Accrued management fee		257,822
Distribution fees payable		273,402
Other affiliated payables		141,407
Other payables and accrued expenses		44,306
Collateral on securities loaned, at value	.	3,173,750
Total liabilities			17,189,877
Net Assets			$555,429,669
Net Assets consist of:
Paid in capital			$339,114,603
Accumulated net investment loss			(1,571)
Accumulated undistributed net realized
gain (loss) on investments and foreign
currency transactions			58,668,704
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies			157,647,933
Net Assets			$555,429,669
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($90,342,018 ÷
2,207,045 shares)			$40.93
Maximum offering price per share
(100/94.25 of $40.93)			$43.43
Class T:
Net Asset Value and redemption price
per share ($280,820,453 ÷
6,772,961 shares)			$41.46
Maximum offering price per share
(100/96.50 of $41.46)			$42.96
Class B:
Net Asset Value and offering price per
share ($102,002,599 ÷ 2,557,242
shares)A			$39.89
Class C:
Net Asset Value and offering price per
share ($72,831,974 ÷ 1,816,197
shares)A			$40.10
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($9,432,625 ÷ 225,858 shares)			$41.76
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$5,686,172
Interest		219,270
Security lending		48,874
Total income		5,954,316
Expenses
Management fee	$2,474,768
Transfer agent fees	1,288,005
Distribution fees	2,633,663
Accounting and security lending
fees	178,657
Independent trustees’ compensation	2,280
Custodian fees and expenses	42,678
Registration fees	75,213
Audit	45,494
Legal	1,403
Interest	572
Miscellaneous	7,930
Total expenses before reductions	6,750,663
Expense reductions	(224,870)	6,525,793

Net investment income (loss)		(571,477)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	75,630,265
Investment not meeting investment
restrictions	(32,785)
Foreign currency transactions	(94,327)
Payment from investment advisor
for loss on investment not meet-
ing investment restrictions	32,785
Total net realized gain (loss)		75,535,938
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	81,246,405
Assets and liabilities in foreign
currencies	(334)
Total change in net unrealized ap-
preciation (depreciation)		81,246,071
Net gain (loss)		156,782,009
Net increase (decrease) in net as-
sets resulting from operations		$156,210,532

See accompanying notes which are an integral part of the financial statements.

Natural Resources A-116

Statement of Changes in Net Assets
				Year ended	Year ended
				July 31,	July 31,
				2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$(571,477) $	(91,145)
Net realized gain (loss)				75,535,938	23,859,151
Change in net unrealized appreciation (depreciation)				81,246,071	63,349,686
Net increase (decrease) in net assets resulting from operations				156,210,532	87,117,692
Distributions to shareholders from net investment income				(316,454)	(681,969)
Distributions to shareholders from net realized gain				(5,002,969)	—
Total distributions				(5,319,423)	(681,969)
Share transactions -- net increase (decrease)				49,200,390	16,197,507
Redemption fees				77,479	51,991
Total increase (decrease) in net assets				200,168,978	102,685,221

Net Assets
Beginning of period				355,260,691	252,575,470
End of period (including accumulated net investment loss of $1,571 and accumulated net investment loss of $82,794,
respectively)				$ 555,429,669 $	355,260,691

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$29.12	$21.65	$20.33	$26.42	$24.07
Income from Investment Operations
Net investment income (loss)C	06	.07	.13	.15	.19
Net realized and unrealized gain (loss)	12.21	7.50	1.30	(4.36)	2.34
Total from investment operations	12.27	7.57	1.43	(4.21)	2.53
Distributions from net investment income	(.06)	(.10)	(.11)	(.18)	(.19)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.47)	(.10)	(.11)	(1.88)	(.19)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$40.93	$29.12	$21.65	$20.33	$26.42
Total ReturnA,B	42.69%	35.08%	7.07%	(16.92)%	10.56%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of voluntary waivers, if any	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of all reductions	1.19%	1.29%	1.32%	1.24%	1.18%
Net investment income (loss)	19%	.28%	.63%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,342	$44,315	$ 21,798	$21,993	$21,849
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-117

Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Income from Investment Operations
Net investment income (loss)C	—E	.03	.10	.11	.14
Net realized and unrealized gain (loss)	12.37	7.60	1.32	(4.42)	2.36
Total from investment operations	12.37	7.63	1.42	(4.31)	2.50
Distributions from net investment income	(.03)	(.08)	(.06)	(.11)	(.13)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.44)	(.08)	(.06)	(1.81)	(.13)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Total ReturnA,B	42.41%	34.82%	6.91%	(17.07)%	10.32%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of voluntary waivers, if any	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of all reductions	1.39%	1.47%	1.47%	1.41%	1.37%
Net investment income (loss)	(.01)%	.10%	.48%	.47%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,820	$ 201,187	$ 155,249	$ 174,670	$ 253,062
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Income from Investment Operations
Net investment income (loss)C	(.18)	(.11)	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	11.93	7.37	1.27	(4.29)	2.31
Total from investment operations	11.75	7.26	1.26	(4.31)	2.30
Distributions from net investment income	—	—	—	(.01)	(.04)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.41)	—	—	(1.71)	(.04)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Total ReturnA,B	41.66%	34.12%	6.29%	(17.51)%	9.72%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of voluntary waivers, if any	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of all reductions	1.93%	2.01%	2.02%	1.95%	1.91%
Net investment income (loss)	(.55)%	(.44)%	(.07)%	(.07)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,003	$ 68,347	$ 50,833	$ 58,656	$ 83,243
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Natural Resources A-118

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Income from Investment Operations
Net investment income (loss)C	(.17)	(.10)	—E	(.01)	—E
Net realized and unrealized gain (loss)	11.99	7.40	1.28	(4.32)	2.32
Total from investment operations	11.82	7.30	1.28	(4.33)	2.32
Distributions from net investment income	—	—	—	(.02)	(.06)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.41)	—	—	(1.72)	(.06)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Total ReturnA,B	41.70%	34.14%	6.37%	(17.52)%	9.76%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of voluntary waivers, if any	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of all reductions	1.89%	1.97%	1.97%	1.92%	1.87%
Net investment income (loss)	(.51)%	(.41)%	(.02)%	(.03)%	— %
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,832	$ 37,206	$ 22,044	$ 24,201	$ 29,699
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Income from Investment Operations
Net investment income (loss)B	19.18		.22	.23	.28
Net realized and unrealized gain (loss)	12.44	7.62	1.32	(4.43)	2.37
Total from investment operations	12.63	7.80	1.54	(4.20)	2.65
Distributions from net investment income	(.11)	(.19)	(.18)	(.25)	(.27)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.52)	(.19)	(.18)	(1.95)	(.27)
Redemption fees added to paid in capitalB	01	—D	—D	—D	.01
Net asset value, end of period	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Total ReturnA	43.21%	35.60%	7.51%	(16.64)%	10.90%
Ratios to Average Net AssetsC
Expenses before expense reductions	89%	.90%	.95%	.93%	.88%
Expenses net of voluntary waivers, if any	89%	.90%	.95%	.93%	.88%
Expenses net of all reductions	84%	.89%	.91%	.89%	.84%
Net investment income (loss)	54%	.68%	1.04%	.99%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,433	$ 4,206	$ 2,652	$ 4,938	$ 6,960
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-119

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Natural Resources

A-120

1. Significant Accounting Policies - continued Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 161,536,802
Unrealized depreciation	(4,781,166)
Net unrealized appreciation (depreciation)	156,755,636
Undistributed ordinary income	14,986,118
Undistributed long-term capital gain	38,055,302

Cost for federal income tax purposes	$ 412,969,754

The tax character of distributions paid was as follows:
	July 31, 2005	July 31, 2004
Ordinary Income	$316,454	$681,969
Long-term Capital Gains	5,002,969	—
Total	$5,319,423	$681,969

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $581,829,842 and $530,005,208, respec tively. The fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the fund’s investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was ..57% of the fund’s average net assets.

A-121

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$153,254	$165
Class T	25%	.25%	1,158,870	14,728
Class B	75%	.25%	808,847	606,708
Class C	75%	.25%	512,692	148,221

			$2,633,663	$769,822

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$119,277
Class T	54,948
Class B*	176,691
Class C*	10,805
$361,721

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$207,874.34
Class T	655,816.28
Class B	262,058.32
Class C	146,762.29
Institutional Class	15,495.24

	$1,288,005

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $326,287 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,202 for the period.

Natural Resources

A-122

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily Loan	Weighted Average	(included in
Borrower or Lender	Balance	Interest Rate	interest income)	Interest Expense
Borrower	$ 1,718,800	2.40%	—	$572

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $224,498 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $372.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$ 99,736	$99,224
Class T	195,831	560,230
Institutional Class	20,887	22,515
Total	$ 316,454	$681,969
From net realized gain
Class A	$ 681,527	$—
Class T	2,676,352	—
Class B	974,727	—
Class C	592,512	—
Institutional Class	77,851	—
Total	$ 5,002,969	$—

A-123

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

		Shares		Dollars
Years ended July 31,	2005	2004	2005	2004
Class A
Shares sold	1,253,753	879,939	$ 43,103,050	$ 23,517,820
Reinvestment of distributions	23,046	3,715	714,182	87,332
Shares redeemed	(591,542)	(368,575)	(19,723,914)	(9,483,597)
Net increase (decrease)	685,257	515,079	$ 24,093,318	$ 14,121,555
Class T
Shares sold	1,803,813	1,119,622	$ 62,397,322	$ 29,514,297
Reinvestment of distributions	85,233	22,018	2,678,882	522,475
Shares redeemed	(1,932,106)	(1,393,256)	(66,301,961)	(36,120,583)
Net increase (decrease)	(43,060)	(251,616)	$ (1,225,757)	$ (6,083,811)
Class B
Shares sold	949,870	634,362	$ 31,871,038	$ 16,119,361
Reinvestment of distributions	27,043	—	820,469	—
Shares redeemed	(814,770)	(627,931)	(26,808,279)	(16,075,114)
Net increase (decrease)	162,143	6,431	$ 5,883,228	$44,247
Class C
Shares sold	999,959	581,963	$ 33,826,711	$ 15,409,819
Reinvestment of distributions	15,581	—	475,225	—
Shares redeemed	(496,487)	(315,706)	(16,702,359)	(7,916,650)
Net increase (decrease)	519,053	266,257	$ 17,599,577	$7,493,169
Institutional Class
Shares sold	134,272	62,791	$ 4,562,121	$1,688,343
Reinvestment of distributions	2,107	613	66,476	14,771
Shares redeemed	(52,414)	(41,908)	(1,778,573)	(1,080,767)
Net increase (decrease)	83,965	21,496	$ 2,850,024	$622,347

Natural Resources

A-124

Advisor Technology Fund

Class A, T, B, and C

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Class A (incl. 5.75% sales charge)	9.51%	--15.10%	7.49%
Class T (incl. 3.50% sales charge)	11.88%	--14.89%	7.51%
Class B (incl. contingent deferred
sales charge)B	10.33%	--15.07%	7.52%
Class C (incl. contingent deferred
sales charge)C	14.34%	--14.69%	7.42%

A From September 3, 1996. B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50%
12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively.
C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of
Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares’ contin-
gent deferred sales charges included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund — Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-125 Annual Report

Advisor Technology Fund

Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity® Advisor Technology Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .
For the 12 months ending July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 16.20%, 15.94%, 15.33% and 15.34%, respectively, beating the 11.63% gain of the Goldman Sachs® Technology Index. The fund also bested the S&P 500®. My stock selection in computer hardware, Internet portals/content, and computer storage and peripherals was particularly helpful to performance. Internet search engine provider Google was the top contributor in absolute terms and relative to the sector index, as analysts kept raising their earnings estimates for the company. In the case of Apple Computer, investors were attracted primarily by the continued strong sales of the company’s iPod portable digital music player. EMC also provided a nice boost to both absolute and relative returns. Holding back the fund’s performance to some extent was unfavorable stock selection in communications equipment, where the fund’s position in Avaya hurt both absolute and relative performance. The purveyor of VoIP (Voice over Internet Protocol) infrastructure equipment experienced difficulties in executing a recent sales reorganization and badly missed earnings targets for its fiscal second quarter ending March 31, 2005. Semiconductor maker Integrated Circuit Systems also hurt performance by both absolute and relative measures. Weak demand in the company’s digital consumer electronics and communications business hampered its financial results.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Technology

A-126

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,089.70	$6.84
HypotheticalA	$ 1,000.00	$1,018.25	$6.61
Class T
Actual	$ 1,000.00	$1,088.40	$8.18
HypotheticalA	$ 1,000.00	$1,016.96	$7.90
Class B
Actual	$ 1,000.00	$1,086.20	$10.66
HypotheticalA	$ 1,000.00	$1,014.58	$10.29
Class C
Actual	$ 1,000.00	$1,085.80	$10.71
HypotheticalA	$ 1,000.00	$1,014.53	$10.34
Institutional Class
Actual	$ 1,000.00	$1,092.80	$4.83
HypotheticalA	$ 1,000.00	$1,020.18	$4.66

A 5% return per year before expenses
* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.32%
Class T	1.58%
Class B	2.06%
Class C	2.07%
Institutional Class	93%

A-127 A-127

Annual Report

Advisor Technology Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Juniper Networks, Inc.	7.1	3.1
Research In Motion Ltd.	6.8	1.4
QUALCOMM, Inc.	6.6	4.3
Nokia Corp. sponsored ADR	6.3	1.9
EMC Corp.	4.7	3.9
eBay, Inc.	3.0	1.2
Google, Inc. Class A (sub. vtg.)	2.9	1.6
Microsoft Corp.	2.7	1.5
Apple Computer, Inc.	2.4	3.0
AU Optronics Corp. sponsored
ADR	2.0	0.5
	44.5

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Technology A-128

Advisor Technology Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 98.9%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 37.9%
Communications Equipment – 37.9%
ADC Telecommunications, Inc. (a)	159,614	$ 4,172,310
Andrew Corp. (a)	562,500	6,181,875
AudioCodes Ltd. (a)	1,055,300	9,592,677
Avaya, Inc. (a)	506,100	5,228,013
Carrier Access Corp. (a)	161,100	853,830
CIENA Corp. (a)	3,157,200	7,072,128
Comverse Technology, Inc. (a)	264,300	6,684,147
Corning, Inc. (a)	606,500	11,553,825
Extreme Networks, Inc. (a)	155,000	740,900
F5 Networks, Inc. (a)	398,800	16,821,384
Foxconn International Holdings Ltd.	130,000	107,029
Harris Corp.	3,200	118,624
ITF Optical Technologies, Inc. Series A (e)	34,084	0
Ixia (a)	202,900	4,005,246
Juniper Networks, Inc. (a)	2,626,846	63,018,035
Motorola, Inc.	638,300	13,519,194
MRV Communications, Inc. (a)	584,600	1,245,198
NMS Communications Corp. (a)	151,180	509,477
Nokia Corp. sponsored ADR	3,516,200	56,083,390
OZ Optics Ltd. unit (a)(e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	335,300	3,845,891
QUALCOMM, Inc.	1,483,700	58,591,313
Redback Networks, Inc. (a)	177,818	1,474,111
Research In Motion Ltd. (a)	856,700	60,581,603
Sonus Networks, Inc. (a)	887,500	4,295,500
		337,298,700

COMPUTERS & PERIPHERALS – 10.5%
Computer Hardware – 2.9%
Apple Computer, Inc. (a)	495,500	21,133,075
Avid Technology, Inc. (a)	110,700	4,555,305
Palm, Inc. (a)	14,600	416,684
		26,105,064
Computer Storage & Peripherals – 7.6%
Advanced Digital Information Corp. (a) .	228,000	1,819,440
Brocade Communications Systems,
Inc. (a)	4,200	18,816
EMC Corp. (a)	3,028,172	41,455,675
McDATA Corp. Class A (a)	365,900	1,770,956
Network Appliance, Inc. (a)	474,900	12,114,699
SanDisk Corp. (a)	268,200	9,070,524
Synaptics, Inc. (a)	85,500	1,355,175
		67,605,285

TOTAL COMPUTERS & PERIPHERALS		93,710,349

ELECTRICAL EQUIPMENT – 0.6%
Electrical Components & Equipment – 0.6%
Evergreen Solar, Inc. (a)(d)	738,800	5,208,540

	Shares	Value (Note 1)

ELECTRONIC EQUIPMENT & INSTRUMENTS – 8.5%
Electronic Equipment & Instruments – 5.5%
Aeroflex, Inc. (a)	123,300	$ 1,193,544
Agilent Technologies, Inc. (a)	183,000	4,801,920
Applied Films Corp. (a)	99,100	2,603,357
AU Optronics Corp.:
ADR (a)	91,600	1,452,776
sponsored ADR (d)	1,144,064	18,144,855
LG.Philips LCD Co. Ltd. sponsored ADR .	85,100	1,959,002
Photon Dynamics, Inc. (a)	705,400	13,356,749
Samsung SDI Co. Ltd.	22,100	2,202,874
Vishay Intertechnology, Inc. (a)	244,200	3,423,684
		49,138,761
Electronic Manufacturing Services – 1.7%
Hon Hai Precision Industries Co. Ltd.	1,252,713	7,035,947
KEMET Corp. (a)	336,700	2,821,546
Molex, Inc.	81,600	2,304,384
TTM Technologies, Inc. (a)	204,900	1,452,741
Xyratex Ltd. (a)	93,027	1,558,202
		15,172,820
Technology Distributors – 1.3%
Arrow Electronics, Inc. (a)	145,100	4,355,902
Avnet, Inc. (a)	173,400	4,539,612
Ingram Micro, Inc. Class A (a)	112,400	2,095,136
		10,990,650

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		75,302,231

HOUSEHOLD DURABLES – 0.2%
Consumer Electronics – 0.2%
ReignCom Ltd.	24,592	370,094
Thomson SA	68,900	1,562,221
		1,932,315

INTERNET & CATALOG RETAIL – 3.3%
Internet Retail – 3.3%
eBay, Inc. (a)	647,200	27,040,016
Overstock.com, Inc. (a)(d)	49,100	2,125,539
		29,165,555

INTERNET SOFTWARE & SERVICES – 7.1%
Internet Software & Services – 7.1%
Akamai Technologies, Inc. (a)	155,700	2,377,539
AsiaInfo Holdings, Inc. (a)	120,000	655,200
Google, Inc. Class A (sub. vtg.)	88,700	25,524,312
Marchex, Inc. Class B (a)(d)	300,700	4,940,501
Openwave Systems, Inc. (a)	661,166	12,264,629
VeriSign, Inc. (a)	157,400	4,141,194
Yahoo!, Inc. (a)	405,660	13,524,704
		63,428,079

See accompanying notes which are an integral part of the financial statements.

A-129 Annual Report

Advisor Technology Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

IT SERVICES – 1.8%
Data Processing & Outsourced Services – 1.0%
Affiliated Computer Services, Inc.
Class A (a)	66,500	$3,323,005
Paychex, Inc.	156,700	5,470,397
		8,793,402
IT Consulting & Other Services – 0.8%
Accenture Ltd. Class A (a)	189,900	4,755,096
Kanbay International, Inc.	116,000	2,570,560
		7,325,656

TOTAL IT SERVICES		16,119,058

OFFICE ELECTRONICS – 0.2%
Office Electronics – 0.2%
Zebra Technologies Corp. Class A (a)	49,700	1,938,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 14.5%
Semiconductor Equipment – 2.8%
Amkor Technology, Inc. (a)	564,700	2,631,502
ASE Test Ltd. (a)	804,900	5,594,055
ASML Holding NV (NY Shares) (a)	190,300	3,349,280
ATMI, Inc. (a)	87,300	2,778,759
Axcelis Technologies, Inc. (a)	94,600	653,686
Credence Systems Corp. (a)	274,300	2,987,127
Lam Research Corp. (a)	30,200	859,190
Teradyne, Inc. (a)	324,900	5,045,697
Varian Semiconductor Equipment
Associates, Inc. (a)	23,700	984,024
		24,883,320
Semiconductors – 11.7%
Altera Corp. (a)	298,200	6,521,634
Analog Devices, Inc.	109,700	4,300,240
Applied Micro Circuits Corp. (a)	1,576,800	4,746,168
ATI Technologies, Inc. (a)	406,400	5,118,380
Atmel Corp. (a)	648,794	1,518,178
Cambridge Display Technologies, Inc.	61,700	510,876
Cypress Semiconductor Corp. (a)	323,000	4,638,280
Exar Corp. (a)	61,000	971,425
Fairchild Semiconductor International,
Inc. (a)	271,800	4,582,548
Freescale Semiconductor, Inc.:
Class A	205,100	5,234,152
Class B	87,180	2,244,885
Intel Corp.	73,100	1,983,934
Intersil Corp. Class A	237,100	4,592,627
Linear Technology Corp.	164,600	6,396,356
Marvell Technology Group Ltd. (a)	92,200	4,028,218
Maxim Integrated Products, Inc.	155,400	6,506,598
Microchip Technology, Inc.	56,500	1,755,455
Micron Technology, Inc. (a)	76,600	910,008
Mindspeed Technologies, Inc. (a)	2,272,400	3,249,532
National Semiconductor Corp.	249,100	6,155,261

	Shares	Value (Note 1)
O2Micro International Ltd. (a)	115,200	$ 1,976,832
ON Semiconductor Corp. (a)	320,300	1,841,725
Semiconductor Manufacturing
International Corp.
sponsored ADR (a)(d)	126,600	1,354,620
Silicon Image, Inc. (a)	40,600	479,892
Siliconware Precision Industries Co. Ltd.
sponsored ADR (d)	270,067	1,407,049
STATS ChipPAC Ltd. sponsored
ADR (a)(d)	1,178,300	8,071,355
Trident Microsystems, Inc. (a)	146,800	4,791,552
Vitesse Semiconductor Corp. (a)	974,600	2,163,612
Zoran Corp. (a)	386,477	5,565,269
		103,616,661

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		128,499,981

SOFTWARE – 14.1%
Application Software – 5.6%
Citrix Systems, Inc. (a)	284,300	6,774,869
Cognos, Inc. (a)	25,200	981,778
FileNET Corp. (a)	33,800	955,526
Hyperion Solutions Corp. (a)	61,200	2,880,072
JAMDAT Mobile, Inc. (d)	113,100	3,236,922
Kronos, Inc. (a)	22,100	1,038,700
Mercury Interactive Corp. (a)	101,300	3,988,181
Monterey Design Systems (a)(e)	34,200	0
Quest Software, Inc. (a)	501,700	7,149,225
Salesforce.com, Inc. (a)	102,900	2,423,295
Siebel Systems, Inc.	372,200	3,126,480
TIBCO Software, Inc. (a)	263,400	2,025,546
Ulticom, Inc. (a)	1,218,798	14,930,276
		49,510,870
Home Entertainment Software – 1.1%
Activision, Inc. (a)	98,200	1,997,388
Take-Two Interactive Software, Inc. (a)	104,600	2,574,206
THQ, Inc. (a)	104,500	3,655,410
UBI Soft Entertainment SA (a)(d)	33,400	1,853,166
		10,080,170
Systems Software – 7.4%
Adobe Systems, Inc.	154,700	4,585,308
Macrovision Corp. (a)	30,100	657,083
Microsoft Corp.	959,900	24,583,039
Oracle Corp. (a)	964,800	13,101,984
Red Hat, Inc. (a)	574,100	8,749,284
Symantec Corp. (a)	654,291	14,374,773
		66,051,471

TOTAL SOFTWARE		125,642,511

See accompanying notes which are an integral part of the financial statements.

Technology A-130

Common Stocks – continued
	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Wireless Telecommunication Services – 0.2%
Wireless Facilities, Inc. (a)	289,300	$ 1,863,092
TOTAL COMMON STOCKS
(Cost $842,625,183)		880,108,711
Convertible Preferred Stocks — 0.0%

COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	17,200	0
Procket Networks, Inc. Series C (a)(e)	276,000	3
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,983,808)		3
Money Market Funds — 3.6%
Fidelity Cash Central Fund, 3.31% (b)	4,341,769	4,341,769
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	27,376,650	27,376,650
TOTAL MONEY MARKET FUNDS
(Cost $31,718,419)		31,718,419
TOTAL INVESTMENT PORTFOLIO	- 102.5%
(Cost $877,327,410)		911,827,133

NET OTHER ASSETS – (2.5)%		(21,980,095)
NET ASSETS – 100%		$ 889,847,038

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,003,003 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$1,711,500
Monterey Design Systems	11/1/00	$1,795,500
OZ Optics Ltd. unit	8/18/00	$1,003,680
	11/15/00 --
Procket Networks, Inc. Series C	12/26/00	$2,725,776

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	77.4%
Canada	7.6%
Finland	6.3%
Taiwan	3.8%
Bermuda	1.2%
Israel	1.1%
Others (individually less than 1%)	2.6%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $1,678,030,880 of which $1,178,224,097 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

A-131 Annual Report

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (in-
cluding securities loaned of
$26,248,878) (cost $877,327,410)
— See accompanying schedule		$911,827,133
Foreign currency held at value (cost
$5,367,455)		5,274,354
Receivable for investments sold		21,741,742
Receivable for fund shares sold		543,084
Dividends receivable		298,737
Interest receivable		52,681
Prepaid expenses		1,626
Other affiliated receivables		42
Other receivables		733,699
Total assets		940,473,098
Liabilities
Payable for investments purchased	$19,264,741
Payable for fund shares redeemed	2,668,253
Accrued management fee	422,831
Distribution fees payable	508,421
Other affiliated payables	344,941
Other payables and accrued expenses	40,223
Collateral on securities loaned, at value	27,376,650
Total liabilities		50,626,060
Net Assets		$889,847,038
Net Assets consist of:
Paid in capital	$2,514,888,463
Undistributed net investment income		(658)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions	(1,659,447,405)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		34,406,638
Net Assets		$889,847,038
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($144,969,918 ÷
8,971,067 shares)		$16.16
Maximum offering price per share
(100/94.25 of $16.16)		$17.15
Class T:
Net Asset Value and redemption price
per share ($315,929,739 ÷
19,896,633 shares)		$15.88
Maximum offering price per share
(100/96.50 of $15.88)		$16.46
Class B:
Net Asset Value and offering price
per share ($309,020,411 ÷
20,274,503 shares)A		$15.24
Class C:
Net Asset Value and offering price
per share ($108,287,424 ÷
7,073,073 shares)A		$15.31
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($11,639,546 ÷ 701,323 shares)		$16.60
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$2,963,949
Special Dividends		9,090,900
Interest		307,864
Security lending		261,092
Total income		12,623,805
Expenses
Management fee	$5,255,678
Transfer agent fees	4,372,246
Distribution fees	6,420,787
Accounting and security lending
fees	330,405
Independent trustees’ compensation	4,866
Custodian fees and expenses	52,520
Registration fees	73,387
Audit	50,222
Legal	4,595
Miscellaneous	47,749
Total expenses before reductions	16,612,455
Expense reductions	(1,024,783)	15,587,672

Net investment income (loss)		(2,963,867)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	53,251,775
Foreign currency transactions	66,895
Total net realized gain (loss)		53,318,670
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	82,493,965
Assets and liabilities in foreign
currencies	(69,452)
Total change in net unrealized ap-
preciation (depreciation)		82,424,513
Net gain (loss)		135,743,183
Net increase (decrease) in net as-
sets resulting from operations		$132,779,316

See accompanying notes which are an integral part of the financial statements.

Technology A-132

Statement of Changes in Net Assets
			Year ended		Year ended
			July 31,		July 31,
			2005		2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$(2,963,867)	$(17,700,644)
Net realized gain (loss)			53,318,670		172,486,507
Change in net unrealized appreciation (depreciation)			82,424,513		(101,951,521)
Net increase (decrease) in net assets resulting from operations			132,779,316		52,834,342
Distributions to shareholders from net investment income				(3,825,456)	—
Share transactions -- net increase (decrease)			(218,784,694)		(107,215,077)
Redemption fees				52,561	148,216
Total increase (decrease) in net assets			(89,778,273)		(54,232,519)

Net Assets
Beginning of period			979,625,311		1,033,857,830
End of period (including accumulated net investment loss of $658 and accumulated net investment loss of $843,
respectively)			$ 889,847,038		$979,625,311

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$13.98	$ 13.36	$ 10.03	$17.76	$36.23
Income from Investment Operations
Net investment income (loss)C	02D	(.17)	(.11)	(.15)	(.17)
Net realized and unrealized gain (loss)	2.24	.79	3.44	(7.58)	(16.67)
Total from investment operations	2.26	.62	3.33	(7.73)	(16.84)
Distributions from net investment income	(.08)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.63)
Total distributions	(.08)	—	—	—	(1.63)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$16.16	$ 13.98	$ 13.36	$10.03	$17.76
Total ReturnA,B	16.20%	4.64%	33.20%	(43.52)%	(48.83)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.37%	1.44%	1.70%	1.53%	1.23%
Expenses net of voluntary waivers, if any	1.37%	1.44%	1.59%	1.51%	1.23%
Expenses net of all reductions	1.26%	1.35%	1.38%	1.43%	1.21%
Net investment income (loss)	12%D	(1.10)%	(1.03)%	(1.07)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,970	$ 123,389	$ 123,604	$ 101,649	$ 211,429
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.87)%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-133

Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Income from Investment Operations
Net investment income (loss)C	(.02)D	(.19)	(.14)	(.18)	(.22)
Net realized and unrealized gain (loss)	2.21	.78	3.40	(7.50)	(16.55)
Total from investment operations	2.19	.59	3.26	(7.68)	(16.77)
Distributions from net investment income	(.07)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.59)
Total distributions	(.07)	—	—	—	(1.59)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Total ReturnA,B	15.94%	4.48%	32.90%	(43.66) %	(48.96)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.60%	1.62%	1.85%	1.70%	1.43%
Expenses net of voluntary waivers, if any	1.60%	1.62%	1.83%	1.70%	1.43%
Expenses net of all reductions	1.48%	1.53%	1.63%	1.62%	1.41%
Net investment income (loss)	(.11)%D	(1.28)%	(1.28)%	(1.26)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,930	$ 363,399	$ 367,257	$ 302,657	$ 645,015
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.10)% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Income from Investment Operations
Net investment income (loss)C	(.09)D	(.27)	(.17)	(.25)	(.35)
Net realized and unrealized gain (loss)	2.12	.76	3.29	(7.32)	(16.27)
Total from investment operations	2.03	.49	3.12	(7.57)	(16.62)
Distributions from net investment income	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.50)
Total distributions	(.04)	—	—	—	(1.50)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Total ReturnA,B	15.33%	3.84%	32.37%	(43.99)%	(49.28)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.13%	2.21%	2.38%	2.28%	1.98%
Expenses net of voluntary waivers, if any	2.13%	2.21%	2.25%	2.25%	1.98%
Expenses net of all reductions	2.02%	2.12%	2.05%	2.18%	1.96%
Net investment income (loss)	(.65)%D	(1.87)%	(1.69)%	(1.81)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,020	$ 355,927	$ 391,832	$ 337,976	$ 729,518
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.64)% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Technology A-134

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Income from Investment Operations
Net investment income (loss)C	(.08)D	(.26)	(.17)	(.24)	(.33)
Net realized and unrealized gain (loss)	2.12	.77	3.30	(7.34)	(16.30)
Total from investment operations	2.04	.51	3.13	(7.58)	(16.63)
Distributions from net investment income	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.51)
Total distributions	(.04)	—	—	—	(1.51)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Total ReturnA,B	15.34%	3.98%	32.37%	(43.94)%	(49.24)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.10%	2.13%	2.28%	2.18%	1.94%
Expenses net of voluntary waivers, if any	2.10%	2.13%	2.25%	2.18%	1.94%
Expenses net of all reductions	1.99%	2.04%	2.05%	2.11%	1.91%
Net investment income (loss)	(.61)%D	(1.79)%	(1.69)%	(1.74)%	(1.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,287	$ 125,926	$ 139,654	$ 123,034	$ 269,563
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.60)% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Income from Investment Operations
Net investment income (loss)B	09C	(.09)	(.05)	(.08)	(.08)
Net realized and unrealized gain (loss)	2.30	.80	3.51	(7.67)	(16.78)
Total from investment operations	2.39	.71	3.46	(7.75)	(16.86)
Distributions from net investment income	(.11)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.67)
Total distributions	(.11)	—	—	—	(1.67)
Redemption fees added to paid in capitalB	—E	—E	—E	—E	—E
Net asset value, end of period	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Total ReturnA	16.73%	5.22%	34.09%	(43.30)%	(48.67)%
Ratios to Average Net AssetsD
Expenses before expense reductions	92%	.93%	.99%	1.00%	.86%
Expenses net of voluntary waivers, if any	92%	.93%	.99%	1.00%	.86%
Expenses net of all reductions	81%	.84%	.79%	.92%	.84%
Net investment income (loss)	57%C	(.59)%	(.43)%	(.56)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,640	$ 10,984	$ 11,511	$ 10,495	$ 24,084
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.42)%.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-135

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Technology

A-136

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$87,313,991
Unrealized depreciation	(32,858,593)
Net unrealized appreciation (depreciation)	54,455,398
Capital loss carryforward	(1,678,030,880)

Cost for federal income tax purposes	$857,371,735

The tax character of distributions paid was as follows:
	July 31, 2005	July 31, 2004
Ordinary Income	$3,825,456	$—

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,627,200,740 and $1,844,231,997, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

A-137

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$319,926	$1,190
Class T	25%	.25%	1,676,053	6,551
Class B	75%	.25%	3,272,936	2,456,923
Class C	75%	.25%	1,151,872	72,187

			$6,420,787	$2,536,851

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$29,738
Class T	38,715
Class B*	862,387
Class C*	11,549
$942,389

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$623,348.49
Class T	1,548,292.46
Class B	1,634,038.50
Class C	534,657.46
Institutional Class	31,911.29

	$4,372,246

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $581,032 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $165,174 for the period.

Technology

A-138

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,024,495 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $288.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005		2004
From net investment income
Class A	$ 693,969	$		—
Class T	1,715,027			—
Class B	986,706			—
Class C	351,015			—
Institutional Class	78,739			—
Total	$ 3,825,456	$		—

A-139

Annual Report

Notes to Financial Statements - continued 10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	2,937,144		1,949,432	$ 43,834,461	$30,174,313
Reinvestment of distributions	41,796		—	642,405	—
Shares redeemed	(2,834,081)		(2,376,787)	(41,983,001)	(36,367,643)
Net increase (decrease)	144,859		(427,355)	$ 2,493,865	$(6,193,330)
Class T
Shares sold	3,595,175		6,284,281	$ 51,527,367	$95,617,905
Reinvestment of distributions	108,716		—	1,643,786	—
Shares redeemed	(10,218,806)		(7,757,438)	(148,664,787)	(117,704,082)
Net increase (decrease)	(6,514,915)		(1,473,157)	$ (95,493,634)	$(22,086,177)
Class B
Shares sold	690,525		1,611,188	$ 9,551,506	$23,596,499
Reinvestment of distributions	61,748		—	899,051	—
Shares redeemed	(7,334,481)		(5,460,468)	(101,949,576)	(80,101,949)
Net increase (decrease)	(6,582,208)		(3,849,280)	$ (91,499,019)	$(56,505,450)
Class C
Shares sold	609,017		1,207,664	$ 8,508,174	$17,854,754
Reinvestment of distributions	20,786		—	304,101	--
Shares redeemed	(3,019,680)		(2,652,498)	(42,215,602)	(39,082,309)
Net increase (decrease)	(2,389,877)		(1,444,834)	$ (33,403,327)	$(21,227,555)
Institutional Class
Shares sold	203,821		171,199	$ 3,156,844	$2,734,772
Reinvestment of distributions	3,961		—	62,341	—
Shares redeemed	(273,671)		(249,741)	(4,101,764)	(3,937,337)
Net increase (decrease)	(65,889)		(78,542)	$ (882,579)	$(1,202,565)

Technology

A-140

Advisor Telecommunications & Utilities Growth Fund

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Class A (incl. 5.75% sales charge)	20.15%	--6.12%	7.89%
Class T (incl. 3.50% sales charge)	22.59%	--5.92%	7.90%
Class B (incl. contingent deferred
sales charge)B	21.51%	--6.06%	7.95%
Class C (incl. contingent deferred
sales charge)C	25.48%	--5.65%	7.87%

A From September 3, 1996. B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class B shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares’ contingent deferred sales charges included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between March 3, 1997 and November 3, 1997 are those of Class B shares and reflect Class B shares’ 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T and reflect a 0.50% 12b-1 fee. Had Class C shares’ 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares’ contingent deferred sales charges included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively.

Class A, T, B, and C

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund — Class T on September 3, 1996, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-141

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Class A, T, B, and C

Management’s Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity® Advisor Telecommunications & Utilities Growth Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares returned 27.48%, 27.03%, 26.51% and 26.48%, respectively. These returns were roughly in line with the Goldman Sachs® Utilities Index, which gained 27.74%, but beat the S&P 500®. Electric utilities and wireless telecommunications stocks were top gainers. Electric utilities benefited from lower-than-expected interest rates and rising energy prices, while wireless stocks climbed amid strong subscriber, revenue and earnings growth. The biggest boost versus the Goldman Sachs index came from sizable stakes in TXU, a regulated utility in Texas; Nextel Communications and NII Holdings, wireless service providers in the United States and Latin America, respectively; and American Tower, a leading wireless tower company, all of which rose sharply in value. Overweightings on the wireline side of telecom hampered returns, as concerns about recent industry consolidation pressured performance. Among the detractors were Verizon Communications and Qwest Communications International, regional Bell operating companies (RBOCs) that suffered during the bidding war over MCI. The fund lost additional ground from having little exposure to Sirius Satellite Radio, an index component that posted steep gains. It instead owned EchoStar Communications, a satellite television stock that turned in disappointing returns as cable competition increased.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Telecommunications & Utilities Growth

A-142

Advisor Telecommunications & Utilities Growth Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,120.40	$7.20
HypotheticalA	$ 1,000.00	$1,018.00	$6.85
Class T
Actual	$ 1,000.00	$1,118.50	$8.56
HypotheticalA	$ 1,000.00	$1,016.71	$8.15
Class B
Actual	$ 1,000.00	$1,115.90	$11.12
HypotheticalA	$ 1,000.00	$1,014.28	$10.59
Class C
Actual	$ 1,000.00	$1,115.80	$10.81
HypotheticalA	$ 1,000.00	$1,014.58	$10.29
Institutional Class
Actual	$ 1,000.00	$1,122.40	$5.05
HypotheticalA	$ 1,000.00	$1,020.03	$4.81

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.37%
Class T	1.63%
Class B	2.12%
Class C	2.06%
Institutional Class	96%

A-143 A-143

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
SBC Communications, Inc.	9.6	9.4
Nextel Communications, Inc.
Class A	9.4	7.8
Verizon Communications, Inc.	9.4	9.8
BellSouth Corp.	9.3	8.9
Exelon Corp.	5.3	5.0
Citizens Communications Co.	4.1	4.3
Public Service Enterprise Group,
Inc.	3.7	0.0
Edison International	3.5	0.0
Entergy Corp.	3.2	2.6
AES Corp.	2.9	1.4
	60.4

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Telecommunications & Utilities Growth

A-144

Advisor Telecommunications & Utilities Growth Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 99.7%
	Shares	Value (Note 1)

DIVERSIFIED TELECOMMUNICATION SERVICES – 36.8%
Integrated Telecommunication Services – 36.8%
ALLTEL Corp.	20,700	$ 1,376,551
BellSouth Corp.	689,300	19,024,680
Citizens Communications Co.	645,300	8,479,242
FairPoint Communications, Inc.	125,300	2,054,920
Qwest Communications International,
Inc. (a)	1,422,000	5,432,040
SBC Communications, Inc.	801,600	19,599,119
Verizon Communications, Inc.	558,000	19,100,340
		75,066,892

ELECTRIC UTILITIES – 22.8%
Electric Utilities – 22.8%
Allegheny Energy, Inc. (a)	142,600	4,064,100
Cinergy Corp.	13,800	609,270
Edison International	173,900	7,109,032
El Paso Electric Co. (a)	23,300	504,212
Entergy Corp.	85,600	6,671,664
Exelon Corp.	202,700	10,848,504
FirstEnergy Corp.	97,200	4,838,616
FPL Group, Inc.	93,500	4,031,720
Northeast Utilities	18,900	407,862
PG&E Corp.	42,600	1,603,038
PPL Corp.	92,100	5,671,518
Westar Energy, Inc.	10,200	248,166
		46,607,702

GAS UTILITIES – 2.4%
Gas Utilities – 2.4%
ONEOK, Inc.	54,200	1,894,290
Questar Corp.	33,700	2,365,066
Southern Union Co.	7,900	200,976
UGI Corp.	12,400	363,816
		4,824,148

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 6.4%
Independent Power & Energy Trade – 6.4%
AES Corp. (a)	365,200	5,861,460
NRG Energy, Inc. (a)	60,600	2,324,010
TXU Corp.	55,300	4,791,192
		12,976,662

MEDIA – 4.8%
Broadcasting & Cable TV – 4.8%
EchoStar Communications Corp. Class A	137,100	3,937,512
Sirius Satellite Radio, Inc. (a)(d)	303,000	2,066,460
XM Satellite Radio Holdings, Inc.
Class A (a)	108,000	3,848,040
		9,852,012

	Shares	Value (Note 1)

MULTI-UTILITIES – 7.6%
Multi-Utilities – 7.6%
Aquila, Inc. (a)	99,900	$ 371,628
CMS Energy Corp. (a)	85,190	1,349,410
Dominion Resources, Inc.	69,800	5,155,428
Public Service Enterprise Group, Inc.	117,700	7,568,110
Sempra Energy	24,500	1,041,250
Wisconsin Energy Corp.	600	24,090
		15,509,916

OIL, GAS & CONSUMABLE FUELS – 0.9%
Oil & Gas Exploration & Production – 0.8%
Cheniere Energy, Inc. (a)	46,200	1,570,338
Oil & Gas Refining & Marketing – 0.1%
Western Gas Resources, Inc.	5,600	224,224

TOTAL OIL, GAS & CONSUMABLE FUELS		1,794,562

WATER UTILITIES – 0.2%
Water Utilities – 0.2%
Aqua America, Inc.	13,765	441,444
WIRELESS TELECOMMUNICATION SERVICES – 17.8%
Wireless Telecommunication Services – 17.8%
Alamosa Holdings, Inc. (a)	66,500	1,067,990
American Tower Corp. Class A (a)	93,100	2,139,438
Crown Castle International Corp. (a)	41,300	898,688
Nextel Communications, Inc. Class A (a)	550,100	19,143,480
Nextel Partners, Inc. Class A (a)	198,900	4,952,610
NII Holdings, Inc. (a)	76,200	5,672,328
SpectraSite, Inc. (a)	5,600	457,520
Western Wireless Corp. Class A (a)	46,340	2,070,008
		36,402,062

TOTAL COMMON STOCKS
(Cost $176,698,130)		203,475,400

Money Market Funds — 0.8%

Fidelity Cash Central Fund,
3.31% (b)	79,711	79,711
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	1,529,750	1,529,750
TOTAL MONEY MARKET FUNDS
(Cost $1,609,461)		1,609,461

TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $178,307,591)		205,084,861

NET OTHER ASSETS – (0.5)%		(1,081,294)
NET ASSETS – 100%		$204,003,567

See accompanying notes which are an integral part of the financial statements.

A-145 Annual Report

Advisor Telecommunications & Utilities Growth Fund Investments - continued

Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $315,578,610 of which $20,422,782, $140,743,296 and $154,412,532 will expire on July 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements. Telecommunications & Utilities Growth A-146

Advisor Telecommunications & Utilities Growth Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,439,020) (cost $178,307,591)
— See accompanying schedule		$205,084,861
Receivable for investments sold		605,067
Receivable for fund shares sold		94,530
Dividends receivable		741,733
Interest receivable		1,448
Prepaid expenses		325
Other affiliated receivables		109
Other receivables		39,308
Total assets		206,567,381
Liabilities
Payable for investments purchased	$170,519
Payable for fund shares redeemed	529,538
Accrued management fee	95,968
Distribution fees payable	125,557
Other affiliated payables	79,670
Other payables and accrued expenses	32,812
Collateral on securities loaned, at value	1,529,750
Total liabilities		2,563,814
Net Assets		$204,003,567
Net Assets consist of:
Paid in capital		$495,447,767
Undistributed net investment income		1,351,200
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(319,572,670)
Net unrealized appreciation (depreci-
ation) on investments		26,777,270
Net Assets		$204,003,567
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($29,149,944 ÷
1,922,146 shares)		$15.17
Maximum offering price per share
(100/94.25 of $15.17)		$16.10
Class T:
Net Asset Value and redemption
price per share ($55,683,199 ÷
3,686,987 shares)		$15.10
Maximum offering price per share
(100/96.50 of $15.10)		$15.65
Class B:
Net Asset Value and offering price
per share ($82,577,183 ÷
5,569,246 shares)A		$14.83
Class C:
Net Asset Value and offering price
per share ($34,827,085 ÷
2,346,232 shares)A		$14.84
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,766,156 ÷ 115,336 shares) .		$15.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$5,524,646
Special Dividends		1,290,600
Interest		24,823
Security lending		17,474
Total income		6,857,543

Expenses
Management fee	$1,158,757
Transfer agent fees	933,522
Distribution fees	1,540,158
Accounting and security lending
fees	83,757
Independent trustees’ compensation	1,052
Custodian fees and expenses	5,594
Registration fees	55,086
Audit	42,771
Legal	1,959
Miscellaneous	5,699
Total expenses before reductions	3,828,355
Expense reductions	(59,784)	3,768,571

Net investment income (loss)		3,088,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	37,510,316
Foreign currency transactions	10,126
Total net realized gain (loss)		37,520,442
Change in net unrealized appreci-
ation (depreciation) on investment
securities		7,253,242
Net gain (loss)		44,773,684
Net increase (decrease) in net as-
sets resulting from operations		$47,862,656

See accompanying notes which are an integral part of the financial statements.

A-147 Annual Report

Advisor Telecommunications & Utilities Growth Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,088,972	$757,542
Net realized gain (loss)	37,520,442	26,016,597
Change in net unrealized appreciation (depreciation)	7,253,242	5,705,831
Net increase (decrease) in net assets resulting from operations	47,862,656	32,479,970
Distributions to shareholders from net investment income	(2,204,610)	(1,058,918)
Share transactions -- net increase (decrease)	(38,936,571)	(39,718,704)
Redemption fees	6,117	13,588
Total increase (decrease) in net assets	6,727,592	(8,284,064)

Net Assets
Beginning of period	197,275,975	205,560,039
End of period (including undistributed net investment income of $1,351,200 and undistributed net investment income of
$473,223, respectively)	$ 204,003,567	$197,275,975

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Income from Investment Operations
Net investment income (loss)C	28D	.10	.13	.10	.05
Net realized and unrealized gain (loss)	3.01	1.72	1.69	(6.54)	(5.41)
Total from investment operations	3.29	1.82	1.82	(6.44)	(5.36)
Distributions from net investment income	(.21)	(.10)	(.19)	—	(.28)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.21)	(.10)	(.19)	—	(.54)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Total ReturnA,B	27.48%	17.67%	21.22%	(42.42)%	(26.09)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.39%	1.51%	1.67%	1.45%	1.25%
Expenses net of voluntary waivers, if any	1.39%	1.50%	1.58%	1.45%	1.25%
Expenses net of all reductions	1.36%	1.45%	1.47%	1.36%	1.20%
Net investment income (loss)	2.03%D	.87%	1.46%	.79%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,150	$ 21,987	$ 21,761	$ 22,377	$ 54,265
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.39% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth A-148

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Income from Investment Operations
Net investment income (loss)C	24D	.07	.11	.07	.01
Net realized and unrealized gain (loss)	2.99	1.72	1.68	(6.50)	(5.40)
Total from investment operations	3.23	1.79	1.79	(6.43)	(5.39)
Distributions from net investment income	(.17)	(.08)	(.14)	—	(.25)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.17)	(.08)	(.14)	—	(.51)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Total ReturnA,B	27.03%	17.42%	20.91%	(42.55)%	(26.29)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.67%	1.79%	1.94%	1.71%	1.49%
Expenses net of voluntary waivers, if any	1.67%	1.75%	1.83%	1.71%	1.49%
Expenses net of all reductions	1.64%	1.70%	1.72%	1.62%	1.44%
Net investment income (loss)	1.76%D	.62%	1.21%	.53%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,683	$ 53,255	$ 55,510	$ 59,306	$ 149,618
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.12% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Income from Investment Operations
Net investment income (loss)C	17D	.01	.07	.01	(.07)
Net realized and unrealized gain (loss)	2.95	1.69	1.65	(6.37)	(5.33)
Total from investment operations	3.12	1.70	1.72	(6.36)	(5.40)
Distributions from net investment income	(.11)	(.03)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.11)	(.03)	(.06)	—	(.47)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Total ReturnA,B	26.51%	16.79%	20.37%	(42.83)%	(26.66)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.14%	2.25%	2.32%	2.20%	2.01%
Expenses net of voluntary waivers, if any	2.14%	2.25%	2.25%	2.20%	2.01%
Expenses net of all reductions	2.11%	2.20%	2.13%	2.11%	1.96%
Net investment income (loss)	1.28%D	.12%	.79%	.04%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,577	$ 84,742	$ 87,868	$ 91,517	$ 213,767
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .64%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-149

Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Income from Investment Operations
Net investment income (loss)C	18D	.02	.07	.02	(.06)
Net realized and unrealized gain (loss)	2.94	1.70	1.65	(6.37)	(5.33)
Total from investment operations	3.12	1.72	1.72	(6.35)	(5.39)
Distributions from net investment income	(.12)	(.04)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.12)	(.04)	(.06)	—	(.47)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Total ReturnA,B	26.48%	16.98%	20.35%	(42.76)%	(26.62)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of voluntary waivers, if any	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of all reductions	2.04%	2.12%	2.12%	2.02%	1.91%
Net investment income (loss)	1.36%D	.21%	.80%	.13%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,827	$ 35,038	$ 37,530	$ 41,496	$ 104,628
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .72%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Income from Investment Operations
Net investment income (loss)B	33C	.15	.18	.16	.12
Net realized and unrealized gain (loss)	3.03	1.73	1.71	(6.61)	(5.44)
Total from investment operations	3.36	1.88	1.89	(6.45)	(5.32)
Distributions from net investment income	(.25)	(.15)	(.28)	—	(.30)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.25)	(.15)	(.28)	—	(.56)
Redemption fees added to paid in capitalB	—E	—E	—E	—E	—E
Net asset value, end of period	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Total ReturnA	27.88%	18.14%	21.94%	(42.13)%	(25.78)%
Ratios to Average Net AssetsD
Expenses before expense reductions	99%	1.09%	1.06%	.96%	.85%
Expenses net of voluntary waivers, if any	99%	1.09%	1.06%	.96%	.85%
Expenses net of all reductions	96%	1.04%	.94%	.87%	.80%
Net investment income (loss)	2.44%C	1.29%	1.98%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,766	$ 2,254	$ 2,891	$ 2,939	$ 8,945
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.80% .
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Telecommunications &Utilities Growth A-150

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

A-151

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 36,563,126
Unrealized depreciation	(13,779,832)
Net unrealized appreciation (depreciation)	22,783,294
Undistributed ordinary income	1,351,315
Capital loss carryforward	(315,578,610)

Cost for federal income tax purposes	$ 182,301,567

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$ 2,204,610	$1,058,918

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $87,703,693 and $124,116,711, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Telecommunications & Utilities Growth A-152

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$61,780	$139
Class T	25%	.25%	274,860	778
Class B	75%	.25%	848,148	636,630
Class C	75%	.25%	355,370	20,223

			$1,540,158	$657,770

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Retained
by FDC
Class A	$11,820
Class T	8,973
Class B*	255,926
Class C*	1,858
$278,577

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$116,083.47
Class T	272,389.50
Class B	397,839.47
Class C	140,545.40
Institutional Class	6,666.32

	$933,522

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,023 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,832 for the period.

A-153

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $59,784 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$ 379,843	$201,967
Class T	719,068	417,451
Class B	727,725	256,606
Class C	334,204	143,592
Institutional Class	43,770	39,302
Total	$ 2,204,610	$1,058,918

Telecommunications & Utilities Growth

A-154

10. Share Transactions.

Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	617,343		298,298	$ 8,551,655	$3,438,753
Reinvestment of distributions	25,986		17,065	343,477	183,774
Shares redeemed	(539,379)		(595,057)	(7,330,607)	(6,759,275)
Net increase (decrease)	103,950		(279,694)	$ 1,564,525	$(3,136,748)
Class T
Shares sold	578,539		494,942	$ 7,880,368	$5,575,654
Reinvestment of distributions	51,235		36,573	676,884	392,232
Shares redeemed	(1,366,525)		(1,480,100)	(18,576,683)	(16,736,309)
Net increase (decrease)	(736,751)		(948,585)	$ (10,019,431)	$ (10,768,423)
Class B
Shares sold	216,806		312,692	$ 2,882,532	$3,435,209
Reinvestment of distributions	47,675		21,061	631,927	219,667
Shares redeemed	(1,863,609)		(1,821,311)	(24,817,850)	(20,266,895)
Net increase (decrease)	(1,599,128)		(1,487,558)	$ (21,303,391)	$ (16,612,019)
Class C
Shares sold	270,120		267,567	$ 3,555,440	$2,967,003
Reinvestment of distributions	19,593		10,338	258,067	108,777
Shares redeemed	(903,829)		(1,009,938)	(12,032,784)	(11,224,441)
Net increase (decrease)	(614,116)		(732,033)	$ (8,219,277)	$(8,148,661)
Institutional Class
Shares sold	17,262		23,573	$ 232,429	$273,182
Reinvestment of distributions	2,019		2,128	26,680	22,996
Shares redeemed	(88,732)		(117,098)	(1,218,106)	(1,349,031)
Net increase (decrease)	(69,451)		(91,397)	$ (958,997)	$(1,052,853)

A-155

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund, (collectively, the “Funds”), including the portfolios of investments, as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund, as of July 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP DELOITTE & TOUCHE LLP Boston, Massachusetts September 22, 2005

Annual Report

A-156

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 320 funds advised by FMR or an affiliate. Mr. McCoy oversees 322 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 311 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa-chusetts 02109.

Name, Age; Principal Occupation

Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1980
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR
Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man-
agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman
(2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001
Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Pre-
viously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds
(2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005
Mr. Jonas is Senior Vice President of Advisor Biotechnology (2005-present), Advisor Consumer Industries (2005-present), Advisor
Cyclical Industries (2005-present), Advisor Developing Communications (2005-present), Advisor Electronics (2005-present), Advi-
sor Financial Services (2005-present), Advisor Health Care (2005-present), Advisor Natural Resources (2005-present), Advisor
Technology (2005-present), and Advisor Telecommunications & Utilities Growth (2005-present). He also serves as Senior Vice
President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004),
and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held vari-
ous financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston
Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003
Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional
Retirement Group (1996-2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

A-157 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation

Dennis J. Dirks (57)

Year of Election or Appointment: 2005
Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust &
Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The De-
pository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation
(NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities
Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing
Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (61)

Year of Election or Appointment: 1997
Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University
(2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO
Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-
present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of
LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).
Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004
Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo-
ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of
the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American
Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of
Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology,
1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002),
INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management ser-
vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001
Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich-
field Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and
President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a
Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service,
2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000
Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre-
viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998.
Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corpora-
tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of
Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Annual Report A-158

Name, Age; Principal Occupation

Marvin L. Mann (72)

Year of Election or Appointment: 1993
Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (com-
puter peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the
Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President
and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent
Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Univer-
sity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University
of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997
Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica-
tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor-
poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan-
cellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler
Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of
North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005
Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member
(2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and
Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the
Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001
Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Com-
pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee
(2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation
(telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capi-
tal (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise
Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International
Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005
Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corpora-
tion (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present),
Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005
Member of the Advisory Board of Fidelity Advisor Series VII. Prior to his retirement in December 2004, Mr. Gamper served as
Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in nu-
merous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer
(1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise
Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the
Board of Saint Barnabas Health Care System.

A-159 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Peter S. Lynch (61)

Year of Election or Appointment: 2003
Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman
(2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds
(1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F.
Kennedy Library, and the Museum of Fine Arts of Boston.

Eric D. Roiter (56)

Year of Election or Appointment: 1998 or 2000
Secretary of Advisor Biotechnology (2000), Advisor Consumer Industries (1998), Advisor Cyclical Industries (1998), Advisor De-
veloping Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1998), Advisor Health Care (1998),
Advisor Natural Resources (1998), Advisor Technology (1998), and Advisor Telecommunications & Utilities Growth (1998). He
also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present)
and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far
East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member,
Faculty of Law, at Boston College Law School (2003-present).Previously, Mr. Roiter served as Vice President and Secretary of
Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003
Assistant Secretary of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds
(2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor
Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care,
Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Reynolds also serves as
President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of
FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002
Chief Financial Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing
Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor
Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Man-
agement Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service
Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations
Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004
Chief Compliance Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing
Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor
Technology, and Advisor Telecommunications & Utilities Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other
Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Execu-
tive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as
Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Annual Report A-160

Name, Age; Principal Occupation

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds
(2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional
Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004)
and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and
Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC
(2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr.
Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds
(2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS
(2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice
President of the Investment Operations Group (2000-2003).

John H. Costello (58)

Year of Election or Appointment: 1987, 1996, or 2000
Assistant Treasurer of Advisor Biotechnology (2000), Advisor Consumer Industries (1996), Advisor Cyclical Industries (1996), Ad-
visor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1996), Advisor Health Care
(1996), Advisor Natural Resources (1987), Advisor Technology (1996), and Advisor Telecommunications & Utilities Growth
(1996). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004)
and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002)
and is an employee of FMR.

A-161 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Gary W. Ryan (46)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS
(1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds
(2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche
Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President
and Head of Fund Reporting (1996-2003).

Annual Report A-162

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Consumer Industries	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/19/05	09/16/05	$—	$.02
Class T	09/19/05	09/16/05	$—	$.02
Class B	09/19/05	09/16/05	$—	$.02
Class C	09/19/05	09/16/05	$—	$.02
Cyclical Industries	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/19/05	09/16/05	$—	$.978
Class T	09/19/05	09/16/05	$—	$.944
Class B	09/19/05	09/16/05	$—	$.894
Class C	09/19/05	09/16/05	$—	$.903
Financial Services	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/19/05	09/16/05	$.179	$1.39
Class T	09/19/05	09/16/05	$.09	$1.39
Class B	09/19/05	09/16/05	$—	$ 1.332
Class C	09/19/05	09/16/05	$—	$1.36
Natural Resources	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/12/05	09/09/05	$—	$3.93
Class T	09/12/05	09/09/05	$—	$3.81
Class B	09/12/05	09/09/05	$—	$3.67
Class C	09/12/05	09/09/05	$—	$3.73
Telecommunications & Utilities Growth	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/19/05	09/16/05	$.195	$—
Class T	09/19/05	09/16/05	$.137	$—
Class B	09/19/05	09/16/05	$.056	$—
Class C	09/19/05	09/16/05	$.071	$—

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	July 31, 2005	July 31, 2004
Consumer Industries	101,875	1,928,104
Cyclical Industries	4,639,975	1,346,098
Financial Services	27,457,198	32,085,929
Natural Resources	43,058,271	0

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for cor porate shareholders:

Cyclical Industries	September 2004	December 2004
Class A	31%	78%
Class T	34%	85%
Class B	60%	100%
Class C	65%	100%
Financial Services
Class A	—	100%
Class T	—	100%
Class B	—	100%
Class C	—	100%

A-163

Annual Report

Distributions - continued

Natural Resources	September 2004	December 2004
Class A	—	100%
Class T	—	100%
Class B	—	—
Class C	—	—
Technology
Class A	—	100%
Class T	—	100%
Class B	—	100%
Class C	—	100%
Telecommunications & Utilities Growth
Class A	100%	100%
Class T	100%	100%
Class B	100%	100%
Class C	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Cyclical Industries	September 2004	December 2004
Class A	53%	48%
Class T	57%	53%
Class B	100%	88%
Class C	100%	88%
Financial Services
Class A	—	100%
Class T	—	100%
Class B	—	100%
Class C	—	100%
Natural Resources
Class A	—	100%
Class T	—	100%
Class B	—	—
Class C	—	—

Annual Report

A-164

Technology	September 2004	December 2004
Class A	—	100%
Class T	—	100%
Class B	—	100%
Class C	—	100%
Telecommunications & Utilities Growth
Class A	100%	100%
Class T	100%	100%
Class B	100%	100%
Class C	100%	100%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

A-165

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Focus Funds

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the

Annual Report

A-166

fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests (Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, and Advisor Technology) or a proprietary custom index (Advisor Biotechnology, Advisor Developing Communications, Advisor Electronics, and Advisor Telecommunications & Utilities Growth), and (ii) a peer group of mutual funds over multiple periods. Because each of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. For each of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a Goldman Sachs index (or a proprietary custom index, in the case of Telecommunications & Utilities Growth) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each of Advisor Biotechnology, Advisor Developing Communications, Advisor Electronics, and Advisor Telecommunications & Utilities Growth, the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on

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Board Approval of Investment Advisory Contracts and Management Fees - continued

the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one-, three-, and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one- and three-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one- and three-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment

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performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time, although the one-year cumulative total return of Institutional Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five-year cumulative total return of Institutional Class of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also stated that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark for certain periods, although the fund’s five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 31% would mean that 69% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Annual Report A-174

A-175 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class of Advisor Biotechnology Fund ranked below its competitive median for 2004, and the total expenses of Class T of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Consumer Industries Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Cyclical Industries Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Developing Communications Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Electronics Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each class of Advisor Financial Services Fund ranked below its competitive median for 2004. The Board noted that the total expenses of each class of Advisor Health Care Fund ranked below its competitive median for 2004. The Board noted that the total expenses of each class of Advisor Natural Resources Fund ranked below its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class of Advisor Technology Fund ranked below its competitive median for 2004, and the total expenses of Class T of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each class of Advisor Telecommunications & Utilities Growth Fund ranked above its competitive median for 2004.

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A-176

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

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A-178

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc. Fidelity Investments Japan Limited Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodians JPMorgan Chase Bank New York, NY

Brown Brothers Harriman & Co.† Boston, MA

State Street Bank and Trust†† Quincy, MA

†

Custodian for Fidelity Advisor Natural Resources Fund only.

†† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

AFOC-UANNPRO-0905

1.789241.102

Fidelity Advisor Focus Funds® Institutional Class

Biotechnology Consumer Industries Cyclical Industries Developing Communications Electronics Financial Services Health Care Natural Resources Technology Telecommunications & Utilities Growth

Annual Report July 31, 2005

Contents

Biotechnology	A-4	Performance
	A-5	Management’s Discussion
	A-6	Shareholder Expense Example
	A-7	Investment Changes
	A-8	Investments
	A-10	Financial Statements
	A-14	Notes to the Financial Statements

Consumer Industries	A-18	Performance
	A-19	Management’s Discussion
	A-20	Shareholder Expense Example
	A-21	Investment Changes
	A-22	Investments
	A-25	Financial Statements
	A-29	Notes to the Financial Statements

Cyclical Industries	A-34	Performance
	A-35	Management’s Discussion
	A-36	Shareholder Expense Example
	A-37	Investment Changes
	A-38	Investments
	A-42	Financial Statements
	A-46	Notes to the Financial Statements

Developing Communications	A-51	Performance
	A-52	Management’s Discussion
	A-53	Shareholder Expense Example
	A-54	Investment Changes
	A-55	Investments
	A-57	Financial Statements
	A-61	Notes to the Financial Statements

Electronics	A-65	Performance
	A-66	Management’s Discussion
	A-67	Shareholder Expense Example
	A-68	Investment Changes
	A-69	Investments
	A-70	Financial Statements
	A-74	Notes to the Financial Statements

Financial Services	A-78	Performance
	A-79	Management’s Discussion
	A-80	Shareholder Expense Example
	A-81	Investment Changes
	A-82	Investments
	A-85	Financial Statements
	A-89	Notes to the Financial Statements

Health Care	A-94	Performance
	A-95	Management’s Discussion
	A-96	Shareholder Expense Example
	A-97	Investment Changes
	A-98	Investments
	A-101	Financial Statements
	A-105	Notes to the Financial Statements

Annual Report

A-2

Natural Resources	A-109	Performance
	A-110	Management’s Discussion
	A-111	Shareholder Expense Example
	A-112	Investment Changes
	A-113	Investments
	A-116	Financial Statements
	A-120	Notes to the Financial Statements

Technology	A-125	Performance
	A-126	Management’s Discussion
	A-127	Shareholder Expense Example
	A-128	Investment Changes
	A-129	Investments
	A-132	Financial Statements
	A-136	Notes to the Financial Statements

Telecommunications &
Utilities Growth	A-141	Performance
	A-142	Management’s Discussion
	A-143	Shareholder Expense Example
	A-144	Investment Changes
	A-145	Investments
	A-147	Financial Statements
	A-151	Notes to the Financial Statements

Report of Independent	A-156
Registered Public
Accounting Firm
Trustees and Officers	A-157

Distributions	A-163

Board Approval of	A-164
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines. Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Wash-ington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

A-3

Annual Report

Advisor Biotechnology Fund — Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Institutional Class	13.70%	--7.79%

A From December 27, 2000.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Advisor Biotechnology Fund — Institutional Class on December 27, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Biotechnology

A-4

Advisor Biotechnology Fund — Institutional Class

Management’s Discussion of Fund Performance

Comments from Harlan Carere, Portfolio Manager of Fidelity® Advisor Biotechnology Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12-month period ending July 31, 2005, the fund’s Institutional Class shares returned 13.70%, trailing both the Goldman Sachs® Health Care Index, which rose 18.58%, and the S&P 500®. The fund lagged the sector index largely because of unfavorable stock selection in the biotechnology and pharmaceuticals industries, even though its positioning in those industries produced strongly positive results. The fund also fell short because — given its narrow focus on biotech and pharma — it missed the upside of other stronger-performing segments within the sector, such as managed care. Biotech pioneer Biogen Idec and Irish pharmaceuticals manufacturer Elan saw their share prices fall sharply in response to the voluntary recall of a jointly developed multiple sclerosis drug with dangerous unforeseen side effects. The stocks of certain other drug makers — among them ImClone and Cephalon — also disappointed by not living up to investors’ expectations. On the plus side, performance was helped by the fund’s large stakes in such biotech leaders as Genentech and Celgene, whose stocks did well on strong sales of their flagship cancer drugs, as well as by its holding in Invitrogen.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-5 A-5 Annual Report

Advisor Biotechnology Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,093.20	$7.27
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,092.70	$8.56
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,089.70	$11.14
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,091.40	$11.15
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,097.10	$5.41
HypotheticalA	$ 1,000.00	$1,019.64	$5.21

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.04%

Biotechnology

A-6

Advisor Biotechnology Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Genentech, Inc.	11.7	9.2
Celgene Corp.	7.1	7.0
Amgen, Inc.	6.3	2.9
Genzyme Corp.	5.0	4.7
Biogen Idec, Inc.	5.0	11.0
Gilead Sciences, Inc.	4.9	4.0
MedImmune, Inc.	4.4	5.5
Sepracor, Inc.	4.2	4.8
Invitrogen Corp.	4.0	4.0
Cephalon, Inc.	4.0	5.2
	56.6

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-7 A-7 Annual Report

Advisor Biotechnology Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 98.2%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 83.3%
Biotechnology – 83.3%
Abgenix, Inc. (a)	10,900	$113,033
Actelion Ltd. (Reg.) (a)	12,478	1,338,399
Affymetrix, Inc. (a)	41,300	1,928,297
Alkermes, Inc. (a)	42,740	662,470
Alnylam Pharmaceuticals, Inc. (a)	300	2,925
Amgen, Inc. (a)	44,210	3,525,748
Amylin Pharmaceuticals, Inc. (a)	7,600	141,816
Biogen Idec, Inc. (a)	71,434	2,806,642
BioMarin Pharmaceutical, Inc. (a)	4,800	40,800
Celgene Corp. (a)	82,741	3,959,157
Cephalon, Inc. (a)	52,899	2,216,468
Chiron Corp. (a)	13,800	499,974
Curis, Inc. (a)	40,700	191,494
CV Therapeutics, Inc. (a)	500	14,085
Dendreon Corp. (a)	100	588
DOV Pharmaceutical, Inc. (a)	43,900	928,485
Dyax Corp. (a)	4,200	25,662
Enzon Pharmaceuticals, Inc. (a)	25,200	198,576
Exelixis, Inc. (a)	11,200	99,232
Genentech, Inc. (a)	73,000	6,521,087
Genta, Inc. (a)	13,700	16,440
Genzyme Corp. (a)	37,720	2,806,745
Gilead Sciences, Inc. (a)	60,900	2,728,929
Harvard Bioscience, Inc. (a)	300	975
Human Genome Sciences, Inc. (a)	51,900	760,335
Icagen, Inc.	10,700	85,493
ICOS Corp. (a)	23,600	594,956
Idenix Pharmaceuticals, Inc.	5,600	142,576
ImClone Systems, Inc. (a)	44,364	1,539,431
ImmunoGen, Inc. (a)	53,500	374,500
Immunomedics, Inc. (a)	8,600	15,394
Incyte Corp. (a)	3,100	24,707
Invitrogen Corp. (a)	26,250	2,251,463
Ligand Pharmaceuticals, Inc. Class B (a) .	1,300	10,140
Medarex, Inc. (a)	27,590	269,003
MedImmune, Inc. (a)	86,700	2,463,147
Millennium Pharmaceuticals, Inc. (a)	205,071	2,118,383
Myogen, Inc. (a)	13,500	147,690
Neurocrine Biosciences, Inc. (a)	19,000	942,020
NPS Pharmaceuticals, Inc. (a)	400	4,348
Oscient Pharmaceuticals Corp. (a)	2,600	6,942
OSI Pharmaceuticals, Inc. (a)	12,000	495,600
Pharmion Corp. (a)	14,304	352,451
Protein Design Labs, Inc. (a)	46,400	1,057,456
	Shares	Value (Note 1)
Regeneron Pharmaceuticals, Inc. (a)	23,622	$227,716
Seattle Genetics, Inc. (a)	24,600	148,092
Serologicals Corp. (a)	23,900	549,700
Tanox, Inc. (a)	10,700	149,693
Techne Corp. (a)	16,010	785,611
Tercica, Inc. (a)	17,300	171,097
Threshold Pharmaceuticals, Inc.	1,408	14,291
ViaCell, Inc.	500	4,270
XOMA Ltd. (a)	49,300	81,838
		46,556,370

HEALTH CARE EQUIPMENT & SUPPLIES – 0.4%
Health Care Equipment – 0.3%
Aspect Medical Systems, Inc. (a)	200	6,600
Cholestech Corp. (a)	3,800	42,788
Cyberonics, Inc. (a)	500	19,310
Epix Pharmaceuticals, Inc. (a)	3,100	27,373
IntraLase Corp.	300	6,255
Syneron Medical Ltd.	1,000	38,550
		140,876
Health Care Supplies – 0.1%
Gen-Probe, Inc. (a)	1,400	61,726

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		202,602

HEALTH CARE PROVIDERS & SERVICES – 0.0%
Health Care Facilities – 0.0%
Corporacion Dermoestetica SA	2,000	26,675
PHARMACEUTICALS – 14.5%
Pharmaceuticals – 14.5%
Adams Respiratory Therapeutics, Inc.	100	2,950
Connetics Corp. (a)	200	3,742
Cypress Bioscience, Inc. (a)	2,600	35,620
Guilford Pharmaceuticals, Inc. (a)	28,300	99,616
IVAX Corp. (a)	4,800	122,304
Kos Pharmaceuticals, Inc. (a)	23,400	1,673,100
Medicines Co. (a)	16,300	355,829
Merck KGaA	10,826	964,012
MGI Pharma, Inc. (a)	34,900	952,770
NitroMed, Inc. (a)	7,500	174,300
Novartis AG sponsored ADR	7,400	360,454
Roche Holding AG (participation
certificate)	5,648	768,000
Salix Pharmaceuticals Ltd. (a)	8,200	158,260
Sanofi-Aventis sponsored ADR	100	4,330
Sepracor, Inc. (a)	44,896	2,350,306
SkyePharma PLC (a)	80,613	84,300
		8,109,893

TOTAL COMMON STOCKS
(Cost $48,439,037)		54,895,540

See accompanying notes which are an integral part of the financial statements. Biotechnology A-8

Money Market Funds — 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)
(Cost $868,635)	868,635	$ 868,635
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $49,307,672)		55,764,175

NET OTHER ASSETS – 0.2%		136,549
NET ASSETS – 100%		$55,900,724

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $8,849,791 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

A-9 A-9

Annual Report

Advisor Biotechnology Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005

Assets
Investment in securities, at value (cost
$49,307,672) — See accompany-
ing schedule		$55,764,175
Receivable for investments sold		292,300
Receivable for fund shares sold		145,593
Dividends receivable		986
Interest receivable		1,510
Prepaid expenses		92
Receivable from investment adviser for
expense reductions		7,686
Other receivables		7,490
Total assets		56,219,832

Liabilities
Payable to custodian bank	$42,806
Payable for investments purchased	58,259
Payable for fund shares redeemed	105,132
Accrued management fee	25,694
Transfer agent fee payable	18,336
Distribution fees payable	31,628
Other affiliated payables	1,851
Other payables and accrued expenses	35,402
Total liabilities		319,108

Net Assets		$55,900,724
Net Assets consist of:
Paid in capital		$58,876,674
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(9,432,385)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		6,456,435
Net Assets		$55,900,724
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($11,022,278 ÷
1,620,043 shares)		$6.80
Maximum offering price per share
(100/94.25 of $6.80)		$7.21
Class T:
Net Asset Value and redemption
price per share ($14,176,708 ÷
2,108,651 shares)		$6.72
Maximum offering price per share
(100/96.50 of $6.72)		$6.96
Class B:
Net Asset Value and offering price
per share ($16,920,801 ÷
2,577,536 shares)A		$6.56
Class C:
Net Asset Value and offering price
per share ($12,538,171 ÷
1,909,300 shares)A		$6.57
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,242,766 ÷ 180,455 shares) .		$6.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
	Year ended July 31, 2005

Investment Income
Dividends		$15,541
Special Dividends		3,455
Interest		11,544
Security lending		11,707
		42,247
Less foreign taxes withheld		(2,833)
Total income		39,414

Expenses
Management fee	$300,662
Transfer agent fees	257,402
Distribution fees	373,191
Accounting and security lending
fees	27,759
Independent trustees’ compensation	277
Custodian fees and expenses	8,069
Registration fees	56,077
Audit	44,163
Legal	189
Miscellaneous	804
Total expenses before reductions	1,068,593
Expense reductions	(76,505)	992,088

Net investment income (loss)		(952,674)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	3,413,981
Foreign currency transactions	1,175
Total net realized gain (loss)		3,415,156
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	3,818,042
Assets and liabilities in foreign
currencies	(68)
Total change in net unrealized
appreciation (depreciation)		3,817,974
Net gain (loss)		7,233,130
Net increase (decrease) in net as-
sets resulting from operations		$6,280,456

Biotechnology

A-10

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (952,674)	$(954,269)
Net realized gain (loss)	3,415,156	2,867,187
Change in net unrealized appreciation (depreciation)	3,817,974	(2,278,403)
Net increase (decrease) in net assets resulting from operations	6,280,456	(365,485)
Share transactions -- net increase (decrease)	(5,129,068)	10,289,718
Redemption fees	6,345	18,272
Total increase (decrease) in net assets	1,157,733	9,942,505

Net Assets
Beginning of period	54,742,991	44,800,486
End of period	$ 55,900,724	$54,742,991

Financial Highlights — Class A
Years ended July 31,		2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period		$6.00	$5.94	$4.39	$7.09	$10.00
Income from Investment Operations
Net investment income (loss)E		(.08)F	(.09)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)		88	.15	1.60	(2.64)	(2.88)
Total from investment operations		80	.06	1.55	(2.71)	(2.92)
Redemption fees added to paid in capitalE		—I	—I	—I	.01	.01
Net asset value, end of period		$6.80	$6.00	$5.94	$4.39	$7.09
Total ReturnB, C, D		13.33%	1.01%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net AssetsH
Expenses before expense reductions		1.56%	1.68%	2.04%	1.99%	3.07%A
Expenses net of voluntary waivers, if any		1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions		1.43%	1.48%	1.47%	1.46%	1.49%A
Net investment income (loss)		(1.36)%F	(1.38)%	(1.11)%	(1.19)%	(.94)%A
Supplemental Data
Net assets, end of period (000 omitted)		$ 11,022	$10,197	$7,718	$4,657	$4,232
Portfolio turnover rate		30%	50%	71%	113%	64%A
A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns would have been lower had certain expenses not been reduced during the periods shown.
D	Total returns do not include the effect of the sales charges.
E	Calculated based on average shares outstanding during the period.
F	Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.37)%.
G	For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not
	represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary
	waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I	Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-11 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.10)F	(.10)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	87.15		1.59	(2.62)	(2.89)
Total from investment operations	77.05		1.53	(2.71)	(2.94)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total ReturnB, C, D	12.94%	.85%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.93%	2.10%	2.39%	2.27%	3.29%A
Expenses net of voluntary waivers, if any	1.70%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.68%	1.73%	1.72%	1.72%	1.74%A
Net investment income (loss)	(1.61)%F	(1.63)%	(1.36)%	(1.45)%	(1.19)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,177	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.61)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	85.15		1.58	(2.61)	(2.89)
Total from investment operations	72.02		1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB, C, D	12.33%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.33%	2.46%	2.78%	2.74%	3.83%A
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.18%	2.22%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.11)%F	(2.12)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,921	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (2.11)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Biotechnology	A-12

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.13)F	(.13)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	86.15		1.58	(2.61)	(2.89)
Total from investment operations	73.02		1.49	(2.73)	(2.96)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01
Net asset value, end of period	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total ReturnB, C, D	12.50%	.34%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net AssetsH
Expenses before expense reductions	2.24%	2.31%	2.58%	2.57%	3.73%A
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.18%	2.23%	2.22%	2.22%	2.24%A
Net investment income (loss)	(2.11)%F	(2.13)%	(1.86)%	(1.95)%	(1.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,538	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (2.11)% .
G For the period December 27, 2000 (commencement of operations) to July 31, 2001.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.06)E	(.06)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	89.15		1.61	(2.64)	(2.89)
Total from investment operations	83.09		1.57	(2.70)	(2.92)
Redemption fees added to paid in capitalD	—H	—H	—H	.01	.01
Net asset value, end of period	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total ReturnB, C	13.70%	1.51%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.10%	1.16%	1.37%	1.41%	2.58%A
Expenses net of voluntary waivers, if any	1.10%	1.16%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.09%	1.14%	1.22%	1.22%	1.24%A
Net investment income (loss)	(1.02)%E	(1.04)%	(.86)%	(.94)%	(.69)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate	30%	50%	71%	113%	64%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.02)% .
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-13

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Biotechnology

A-14

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 13,476,712
Unrealized depreciation	(7,602,876)
Net unrealized appreciation (depreciation)	5,873,836
Capital loss carryforward	(8,849,791)

Cost for federal income tax purposes	$ 49,890,339

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,702,703 and $20,996,789, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$25,177	$33
Class T	25%	.25%	65,020	62
Class B	75%	.25%	159,674	119,826
Class C	75%	.25%	123,320	23,648

			$373,191	$143,569

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

A-15

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$12,047
Class T	10,155
Class B*	61,464
Class C*	3,776
$87,442
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$47,844.48
Class T	77,635.60
Class B	79,137.50
Class C	49,905.40
Institutional Class	2,881.27

	$257,402

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,321 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,231 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Biotechnology

A-16

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50%	-- 1.40%*	$11,540
Class T	1.75%	-- 1.65%*	30,869
Class B	2.25%	-- 2.15%*	22,104
Class C	2.25%	-- 2.15%*	5,763

			$70,276

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,229 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	550,671		878,734	$ 3,418,022		$5,475,076
Shares redeemed	(629,006)		(480,064)	(3,853,963)		(2,905,863)
Net increase (decrease)	(78,335)		398,670	$ (435,941)		$2,569,213
Class T
Shares sold	621,575		1,105,179	$ 3,773,646		$6,864,105
Shares redeemed	(760,267)		(601,131)	(4,599,360)		(3,678,218)
Net increase (decrease)	(138,692)		504,048	$ (825,714)		$3,185,887
Class B
Shares sold	527,483		951,709	$ 3,194,512		$5,766,243
Shares redeemed	(831,184)		(675,608)	(4,925,475)		(4,063,659)
Net increase (decrease)	(303,701)		276,101	$ (1,730,963)		$1,702,584
Class C
Shares sold	395,212		962,707	$ 2,374,238		$5,865,287
Shares redeemed	(749,216)		(502,895)	(4,454,466)		(3,048,910)
Net increase (decrease)	(354,004)		459,812	$ (2,080,228)		$2,816,377
Institutional Class
Shares sold	56,540		64,860	$ 351,953		$427,262
Shares redeemed	(65,245)		(68,780)	(408,175)		(411,605)
Net increase (decrease)	(8,705)		(3,920)	$ (56,222)		$15,657

A-17

Annual Report

Advisor Consumer Industries Fund

Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Institutional Class	19.08%	3.55%	9.55%

A From September 3, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Consumer Industries Fund — Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Consumer Industries

A-18

Advisor Consumer Industries Fund

Institutional Class

Management’s Discussion of Fund Performance

Comments from John Roth, Portfolio Manager of Fidelity® Advisor Consumer Industries Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12-month period ending July 31, 2005, the fund’s Institutional Class shares returned 19.08%, solidly outperforming the Goldman Sachs® Consumer Industries Index, which rose 14.96%, and the S&P 500® index. During the period, advertisers continued to shift spending out of traditional media such as radio, television and print, and into Internet media such as search engines and portals. The fund benefited from that trend, relative to the sector index, by overweighting Internet firms such as Google and underweighting more-traditional media stocks such as Time Warner, which was sold out of the portfolio. In the retail area, performance was helped by an emphasis on smaller specialty apparel retailers that I believed offered superior growth potential — such as American Eagle Outfitters — and an underweighting in mega-retailers, particularly Wal-Mart. I avoided tobacco and food conglomerate Altria, a large component of the Goldman Sachs index, because of the firm’s tobacco-related legal problems. That decision hurt relative results during the period, as investors assumed the litigation would be resolved favorably and the stock climbed sharply. The fund’s positions in Krispy Kreme Doughnuts, which I sold, and in Avon Products hurt relative performance as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-19 A-19

Annual Report

Advisor Consumer Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,050.60	$7.12
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,048.90	$8.38
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,047.00	$10.91
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,046.20	$10.91
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,051.30	$5.85
HypotheticalA	$ 1,000.00	$1,019.09	$5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

Consumer Industries

A-20

Advisor Consumer Industries Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	5.8	3.5
Google, Inc. Class A (sub. vtg.)	4.3	2.8
Wal-Mart Stores, Inc.	3.6	2.9
The Coca-Cola Co.	3.2	2.0
Target Corp.	3.2	2.5
eBay, Inc.	2.9	2.0
Yahoo!, Inc.	2.8	2.4
News Corp. Class A	2.2	3.8
McDonald’s Corp.	2.1	3.0
Brunswick Corp.	2.0	1.7
	32.1

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-21 A-21 Annual Report

Advisor Consumer Industries Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 98.2%
Shares		Value (Note 1)

AUTOMOBILES – 1.2%
Automobile Manufacturers – 0.5%
Thor Industries, Inc.	8,200	$293,560
Motorcycle Manufacturers – 0.7%
Harley-Davidson, Inc.	9,000	478,710
TOTAL AUTOMOBILES		772,270

BEVERAGES – 6.5%
Distillers & Vintners – 1.1%
Brown-Forman Corp. Class B (non-vtg.) .	2,000	116,900
Diageo PLC sponsored ADR	10,400	578,968
		695,868
Soft Drinks – 5.4%
Coca-Cola Enterprises, Inc.	19,700	462,950
PepsiCo, Inc.	16,500	899,745
The Coca-Cola Co.	46,500	2,034,840
		3,397,535

TOTAL BEVERAGES		4,093,403

COMMERCIAL SERVICES & SUPPLIES – 0.7%
Commercial Printing – 0.2%
R.R. Donnelley & Sons Co.	4,200	151,410
Diversified Commercial & Professional Services – 0.5%
Cendant Corp.	14,100	301,176
TOTAL COMMERCIAL SERVICES & SUPPLIES		452,586

DIVERSIFIED CONSUMER SERVICES – 2.7%
Education Services – 1.6%
Apollo Group, Inc. Class A (a)	10,800	811,620
Bright Horizons Family Solutions, Inc. (a)	4,854	222,216
		1,033,836
Specialized Consumer Services – 1.1%
Steiner Leisure Ltd. (a)	10,972	379,192
Weight Watchers International, Inc. (a) .	5,200	295,464
		674,656

TOTAL DIVERSIFIED CONSUMER SERVICES		1,708,492

ELECTRICAL EQUIPMENT – 0.3%
Electrical Components & Equipment – 0.3%
Evergreen Solar, Inc. (a)	27,000	190,350
FOOD & STAPLES RETAILING – 8.2%
Drug Retail – 2.5%
CVS Corp.	19,000	589,570
Walgreen Co.	20,800	995,488
		1,585,058
Food Retail – 1.1%
Whole Foods Market, Inc.	4,900	668,899

	Shares	Value (Note 1)
Hypermarkets & Super Centers – 4.6%
Costco Wholesale Corp.	13,700	$629,789
Wal-Mart Stores, Inc.	46,580	2,298,723
		2,928,512

TOTAL FOOD & STAPLES RETAILING		5,182,469

FOOD PRODUCTS – 4.1%
Agricultural Products – 1.2%
Bunge Ltd.	10,900	669,151
Corn Products International, Inc.	5,100	122,757
		791,908
Packaged Foods & Meats – 2.9%
Diamond Foods, Inc.	7,900	174,985
Lindt & Spruengli AG (participation
certificate)	188	291,532
Nestle SA sponsored ADR	9,150	626,318
Smithfield Foods, Inc. (a)	21,400	558,968
The J.M. Smucker Co.	4,000	190,280
		1,842,083

TOTAL FOOD PRODUCTS		2,633,991

HOTELS, RESTAURANTS & LEISURE – 14.0%
Casinos & Gaming – 2.3%
Aristocrat Leisure Ltd.	26,200	246,744
Harrah’s Entertainment, Inc.	2,233	175,826
International Game Technology	8,300	227,088
MGM MIRAGE (a)	11,400	518,130
Station Casinos, Inc.	1,800	132,210
WMS Industries, Inc. (a)	4,200	136,878
		1,436,876
Hotels, Resorts & Cruise Lines – 5.4%
Carnival Corp. unit	16,000	838,400
Hilton Hotels Corp.	14,100	348,975
Kerzner International Ltd. (a)	3,000	179,250
Royal Caribbean Cruises Ltd.	11,800	536,310
Starwood Hotels & Resorts Worldwide,
Inc. unit	19,700	1,247,404
Wyndham International, Inc. Class A (a)	262,500	299,250
		3,449,589
Leisure Facilities – 0.2%
International Speedway Corp. Class A	1,600	93,024
Restaurants – 6.1%
Brinker International, Inc. (a)	9,700	396,730
Buffalo Wild Wings, Inc. (a)	20,100	658,677
CBRL Group, Inc.	3,700	144,929
Domino’s Pizza, Inc.	8,300	207,666
McDonald’s Corp.	41,600	1,296,672
Outback Steakhouse, Inc.	13,000	605,540

See accompanying notes which are an integral part of the financial statements. Consumer Industries A-22

Common Stocks – continued
	Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – CONTINUED
Restaurants – continued
Starbucks Corp. (a)	4,800	$252,240
Wendy’s International, Inc.	6,140	317,438
		3,879,892

TOTAL HOTELS, RESTAURANTS & LEISURE		8,859,381

HOUSEHOLD PRODUCTS – 7.7%
Household Products – 7.7%
Colgate-Palmolive Co.	22,500	1,191,150
Procter & Gamble Co.	66,070	3,675,472
		4,866,622

INTERNET & CATALOG RETAIL – 3.3%
Catalog Retail – 0.4%
Coldwater Creek, Inc. (a)	10,400	287,976
Internet Retail – 2.9%
eBay, Inc. (a)	43,800	1,829,964

TOTAL INTERNET & CATALOG RETAIL		2,117,940

INTERNET SOFTWARE & SERVICES – 7.4%
Internet Software & Services – 7.4%
Google, Inc. Class A (sub. vtg.)	9,500	2,733,720
Sina Corp. (a)	6,100	169,641
Yahoo!, Inc. (a)	53,570	1,786,024
		4,689,385

LEISURE EQUIPMENT & PRODUCTS – 4.4%
Leisure Products – 4.4%
Brunswick Corp.	27,100	1,261,776
K2, Inc. (a)	9,800	130,340
MarineMax, Inc. (a)	11,200	372,512
Polaris Industries, Inc.	4,900	270,970
RC2 Corp. (a)	2,700	110,187
SCP Pool Corp.	17,350	632,234
		2,778,019

MEDIA – 10.1%
Advertising – 2.5%
Harte-Hanks, Inc.	4,400	119,680
JC Decaux SA (a)	23,000	536,556
Omnicom Group, Inc.	10,900	925,083
		1,581,319
Broadcasting & Cable TV – 1.5%
E.W. Scripps Co. Class A	7,700	389,081
SBS Broadcasting SA (a)	3,900	186,381
Univision Communications, Inc.
Class A (a)	13,000	367,640
		943,102

	Shares	Value (Note 1)
Movies & Entertainment – 4.0%
News Corp. Class A	85,584	$ 1,401,866
Walt Disney Co.	45,600	1,169,184
		2,571,050
Publishing – 2.1%
Gannett Co., Inc.	2,580	188,237
McGraw-Hill Companies, Inc.	10,400	478,504
Reuters Group PLC sponsored ADR	3,800	155,192
Washington Post Co. Class B	560	497,728
		1,319,661

TOTAL MEDIA		6,415,132

MULTILINE RETAIL – 7.7%
Department Stores – 4.1%
Federated Department Stores, Inc.	9,600	728,352
JCPenney Co., Inc.	7,400	415,436
Nordstrom, Inc.	9,000	333,090
Saks, Inc.	10,100	214,322
Sears Holdings Corp. (a)	5,900	909,957
		2,601,157
General Merchandise Stores – 3.6%
Family Dollar Stores, Inc.	9,000	232,200
Target Corp.	34,400	2,021,000
		2,253,200

TOTAL MULTILINE RETAIL		4,854,357

PERSONAL PRODUCTS – 2.7%
Personal Products – 2.7%
Avon Products, Inc.	22,400	732,704
Gillette Co.	18,900	1,014,363
		1,747,067

REAL ESTATE – 0.3%
Real Estate Investment Trusts – 0.3%
MeriStar Hospitality Corp. (a)	24,700	220,324
SOFTWARE – 0.7%
Home Entertainment Software – 0.7%
Activision, Inc. (a)	3,700	75,258
Electronic Arts, Inc. (a)	6,100	351,360
		426,618

SPECIALTY RETAIL – 11.4%
Apparel Retail – 4.0%
Aeropostale, Inc. (a)	8,500	253,725
American Eagle Outfitters, Inc.	19,200	632,640
bebe Stores, Inc.	8,700	247,602
Chico’s FAS, Inc. (a)	11,800	473,298
DSW, Inc. Class A	100	2,650
Foot Locker, Inc.	14,500	362,500

See accompanying notes which are an integral part of the financial statements.

A-23 A-23

Annual Report

Advisor Consumer Industries Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – CONTINUED
Apparel Retail – continued
Hot Topic, Inc. (a)	7,650	$130,356
Urban Outfitters, Inc. (a)	7,500	455,325
		2,558,096
Computer & Electronics Retail – 1.9%
Best Buy Co., Inc.	12,500	957,500
GameStop Corp.:
Class A (a)	5,500	188,925
Class B (a)	1,400	44,800
		1,191,225
Home Improvement Retail – 1.9%
Lowe’s Companies, Inc.	18,200	1,205,204
Homefurnishing Retail – 0.1%
Bed Bath & Beyond, Inc. (a)	2,200	100,980
Specialty Stores – 3.5%
AC Moore Arts & Crafts, Inc. (a)	12,200	350,506
Guitar Center, Inc. (a)	6,100	394,030
Michaels Stores, Inc.	4,800	196,800
Office Depot, Inc. (a)	15,900	451,242
PETsMART, Inc.	4,500	133,875
Sports Authority, Inc. (a)	1,400	44,520
Staples, Inc.	27,450	625,037
		2,196,010

TOTAL SPECIALTY RETAIL		7,251,515

TEXTILES, APPAREL & LUXURY GOODS – 4.8%
Apparel, Accessories & Luxury Goods – 3.5%
Carter’s, Inc. (a)	11,200	681,520
Coach, Inc. (a)	10,800	379,188
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	3,200	95,264
Liz Claiborne, Inc.	13,100	545,091
Polo Ralph Lauren Corp. Class A	7,600	374,224
Quiksilver, Inc. (a)	9,800	164,542
		2,239,829
Footwear – 1.3%
NIKE, Inc. Class B	9,500	796,100

TOTAL TEXTILES, APPAREL & LUXURY GOODS		3,035,929

TOTAL COMMON STOCKS
(Cost $51,722,891)		62,295,850

Money Market Funds — 2.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)
(Cost $1,386,664)	1,386,664	$1,386,664
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $53,109,555)		63,682,514

NET OTHER ASSETS – (0.4)%		(274,919)
NET ASSETS – 100%		$63,407,595

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries A-24

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities
		July 31, 2005

Assets
Investment in securities, at value (cost
$53,109,555) — See accompany-
ing schedule		$63,682,514
Receivable for investments sold		33,081
Receivable for fund shares sold		55,179
Dividends receivable		35,113
Interest receivable		3,390
Prepaid expenses		87
Receivable from investment adviser for
expense reductions		1,865
Other affiliated receivables		68
Other receivables		7,298
Total assets		63,818,595

Liabilities
Payable for investments purchased	$215,462
Payable for fund shares redeemed	77,696
Accrued management fee	29,700
Distribution fees payable	33,014
Other affiliated payables	22,126
Other payables and accrued expenses	33,002
Total liabilities		411,000

Net Assets		$63,407,595
Net Assets consist of:
Paid in capital		$52,773,368
Accumulated net investment loss		(28)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		61,324
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		10,572,931
Net Assets		$63,407,595
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($17,887,437 ÷
1,076,295 shares)		$16.62
Maximum offering price per share
(100/94.25 of $16.62)		$17.63
Class T:
Net Asset Value and redemption
price per share ($16,782,188 ÷
1,029,930 shares)		$16.29
Maximum offering price per share
(100/96.50 of $16.29)		$16.88
Class B:
Net Asset Value and offering price
per share ($18,862,461 ÷
1,209,417 shares)A		$15.60
Class C:
Net Asset Value and offering price
per share ($8,505,000 ÷
544,524 shares)A		$15.62
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,370,509 ÷ 80,548 shares)		$17.01
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005

Investment Income
Dividends		$488,719
Interest		34,382
Security lending		14,716
Total income		537,817

Expenses
Management fee	$320,552
Transfer agent fees	231,833
Distribution fees	365,996
Accounting and security lending
fees	27,860
Independent trustees’ compensation	286
Custodian fees and expenses	6,745
Registration fees	54,596
Audit	42,044
Legal	201
Miscellaneous	2,896
Total expenses before reductions	1,053,009
Expense reductions	(37,462)	1,015,547

Net investment income (loss)		(477,730)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	169,313
Foreign currency transactions	2,412
Total net realized gain (loss)		171,725
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	9,733,469
Assets and liabilities in foreign
currencies	(28)
Total change in net unrealized
appreciation (depreciation)		9,733,441
Net gain (loss)		9,905,166
Net increase (decrease) in net as-
sets resulting from operations		$9,427,436

See accompanying notes which are an integral part of the financial statements.

A-25 Annual Report

Advisor Consumer Industries Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (477,730)	$(483,848)
Net realized gain (loss)	171,725	5,966,105
Change in net unrealized appreciation (depreciation)	9,733,441	(3,103,656)
Net increase (decrease) in net assets resulting from operations	9,427,436	2,378,601
Distributions to shareholders from net realized gain	(1,957,955)	—
Share transactions — net increase (decrease)	3,323,070	3,962,592
Redemption fees	3,279	7,430
Total increase (decrease) in net assets	10,795,830	6,348,623

Net Assets
Beginning of period	52,611,765	46,263,142
End of period (including accumulated net investment loss of $28 and accumulated net investment loss of $36,
respectively)	$ 63,407,595	$52,611,765

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Income from Investment Operations
Net investment income (loss)C	(.07)	(.07)	(.04)	(.05)	.01
Net realized and unrealized gain (loss)	2.71	.87	1.04	(2.09)	.15
Total from investment operations	2.64	.80	1.00	(2.14)	.16
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Total ReturnA, B	18.85%	5.84%	7.87%	(14.30)%	1.06%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.47%	1.55%	1.70%	1.69%	1.71%
Expenses net of voluntary waivers, if any	1.44%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.42%	1.45%	1.48%	1.47%	1.49%
Net investment income (loss)	(.45)%	(.50)%	(.33)%	(.36)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,887	$ 11,856	$ 9,101	$ 7,209	$ 4,648
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries A-26

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Income from Investment Operations
Net investment income (loss)C	(.11)	(.11)	(.07)	(.09)	(.02)
Net realized and unrealized gain (loss)	2.66	.87	1.01	(2.05)	.15
Total from investment operations	2.55	.76	.94	(2.14)	.13
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Total ReturnA,B	18.52%	5.63%	7.48%	(14.44)%	.87%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.75%	1.81%	1.87%	1.89%	1.98%
Expenses net of voluntary waivers, if any	1.69%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.67%	1.70%	1.73%	1.72%	1.73%
Net investment income (loss)	(.70)%	(.74)%	(.58)%	(.61)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,782	$ 15,555	$ 13,693	$ 12,132	$ 12,899
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Income from Investment Operations
Net investment income (loss)C	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	2.55	.85	.99	(2.01)	.14
Total from investment operations	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Total ReturnA,B	17.97%	5.12%	7.04%	(14.91)%	.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.24%	2.29%	2.37%	2.39%	2.51%
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.16%	2.20%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.20)%	(1.25)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,862	$ 17,302	$ 15,944	$ 13,807	$ 13,483
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-27

Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Income from Investment Operations
Net investment income (loss)C	(.17)	(.18)	(.13)	(.15)	(.10)
Net realized and unrealized gain (loss)	2.55	.85	.99	(2.01)	.14
Total from investment operations	2.38	.67	.86	(2.16)	.04
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Total ReturnA,B	17.94%	5.11%	7.03%	(14.89)%	.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.17%	2.24%	2.33%	2.35%	2.49%
Expenses net of voluntary waivers, if any	2.17%	2.24%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14%	2.19%	2.19%	2.22%	2.24%
Net investment income (loss)	(1.18)%	(1.24)%	(1.05)%	(1.11)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,505	$ 6,992	$ 6,759	$ 5,391	$ 5,504
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)	(.01)	(.02)	.05
Net realized and unrealized gain (loss)	2.76	.90	1.05	(2.10)	.15
Total from investment operations	2.73	.86	1.04	(2.12)	.20
Distributions from net realized gain	(.53)	—	—	(.35)	—
Redemption fees added to paid in capitalB	—D	—D	—D	—D	—D
Net asset value, end of period	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Total ReturnA	19.08%	6.16%	8.06%	(14.00)%	1.32%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.26%	1.34%	1.49%	1.39%	1.57%
Expenses net of voluntary waivers, if any	1.20%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.17%	1.20%	1.19%	1.22%	1.24%
Net investment income (loss)	(.21)%	(.25)%	(.05)%	(.11)%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,371	$ 907	$ 766	$ 1,215	$ 1,249
Portfolio turnover rate	66%	152%	88%	136%	77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Consumer Industries A-28

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

A-29

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 11,354,269
Unrealized depreciation	(792,037)
Net unrealized appreciation (depreciation)	10,562,232
Undistributed long-term capital gain	72,024

Cost for federal income tax purposes	$ 53,120,282

The tax character of distributions paid was as follows:
	July 31, 2005	July 31, 2004
Long-term Capital Gains	1,957,955	—

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,749,282 and $36,324,562, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$34,179	$37
Class T	25%	.25%	80,146	172
Class B	75%	.25%	178,659	134,081
Class C	75%	.25%	73,012	11,003

			$365,996	$145,293

Consumer Industries

A-30

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$27,118
Class T	4,512
Class B*	40,399
Class C*	723
$72,752

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$55,054.40
Class T	69,351.43
Class B	76,798.43
Class C	25,922.36
Institutional Class	4,708.45

	$231,833

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $45,795 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,405 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

A-31

Annual Report

Notes to Financial Statements - continued 7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.
The following classes were in reimbursement during the period:

	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50%	-- 1.40%*	$3,375
Class T	1.75%	-- 1.65%*	8,638
Class B	2.25%	-- 2.15%*	9,451
Class C	2.25%	-- 2.15%*	130
Institutional Class	1.25%	-- 1.15%*	684

			$22,278

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,179 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $5.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Years ended July 31,	2005		2004
From net realized gain
Class A	$ 428,722	$		—
Class T	574,417			—
Class B	656,667			—
Class C	265,179			—
Institutional Class	32,970			—
Total	$ 1,957,955	$		—

Consumer Industries

A-32

10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	482,465		362,299	$ 7,543,570		$5,424,551
Reinvestment of distributions	26,992		—	380,585		—
Shares redeemed	(250,204)		(209,272)	(3,816,608)		(3,099,528)
Net increase (decrease)	259,253		153,027	$ 4,107,547		$2,325,023
Class T
Shares sold	253,353		372,905	$ 3,867,037		$5,380,121
Reinvestment of distributions	38,833		—	538,224		—
Shares redeemed	(352,192)		(296,211)	(5,340,776)		(4,343,994)
Net increase (decrease)	(60,006)		76,694	$ (935,515)		$1,036,127
Class B
Shares sold	244,951		317,001	$ 3,583,578		$4,519,412
Reinvestment of distributions	43,290		—	576,619		—
Shares redeemed	(337,303)		(277,375)	(4,889,935)		(3,946,551)
Net increase (decrease)	(49,062)		39,626	$ (729,738)		$572,861
Class C
Shares sold	159,223		145,559	$ 2,344,716		$2,089,237
Reinvestment of distributions	16,994		—	226,706		—
Shares redeemed	(139,563)		(153,637)	(2,002,889)		(2,161,430)
Net increase (decrease)	36,654		(8,078)	$ 568,533		$(72,193)
Institutional Class
Shares sold	26,159		20,688	$ 423,819		$317,524
Reinvestment of distributions	1,868		—	26,919		—
Shares redeemed	(8,711)		(14,366)	(138,495)		(216,750)
Net increase (decrease)	19,316		6,322	$ 312,243		$100,774

A-33

Annual Report

Advisor Cyclical Industries Fund — Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Institutional Class	25.41%	11.88%	12.40%

A From September 3, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Cyclical Industries Fund — Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Cyclical Industries

A-34

Advisor Cyclical Industries Fund — Institutional Class

Management’s Discussion of Fund Performance

Comments from Matthew Friedman, Portfolio Manager of Fidelity® Advisor Cyclical Industries Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, the fund’s Institutional Class shares returned 25.41%, strongly outpacing the Goldman Sachs® Cyclical Industries Index, which returned 17.16%, and the S&P 500®. Stock selection was key to the fund’s outperformance of the sector index. Among the top contributors were Lyondell Chemical and Millennium Chemicals, both of which enjoyed robust profits. The stocks rose further when the companies merged in December 2004. Investments in homebuilders KB Home, Ryland Group and Toll Brothers helped returns when the group generated strong earnings. Aerospace companies BE Aerospace and Precision Castparts benefited from pent-up demand for new aircraft. The fund’s lack of exposure to poorly performing U.S. auto manufacturers — a large component of the sector index — also was positive. Conversely, a sizable position in Dycom Industries, which supplies video cable trenches for telephone companies, underperformed in response to lackluster demand. Also, the fund wasn’t invested in other homebuilders — including index components Centex, Pulte and Lennar — that performed well. Elsewhere, Honeywell and Maytag underperformed in response to margin pressures.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-35 A-35

Annual Report

Advisor Cyclical Industries Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,089.00	$6.73
HypotheticalA	$ 1,000.00	$1,018.35	$6.51
Class T
Actual	$ 1,000.00	$1,088.00	$7.92
HypotheticalA	$ 1,000.00	$1,017.21	$7.65
Class B
Actual	$ 1,000.00	$1,084.40	$10.70
HypotheticalA	$ 1,000.00	$1,014.53	$10.34
Class C
Actual	$ 1,000.00	$1,085.00	$10.49
HypotheticalA	$ 1,000.00	$1,014.73	$10.14
Institutional Class
Actual	$ 1,000.00	$1,090.50	$5.24
HypotheticalA	$ 1,000.00	$1,019.79	$5.06

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.30%
Class T	1.53%
Class B	2.07%
Class C	2.03%
Institutional Class	1.01%

Cyclical Industries

A-36

Advisor Cyclical Industries Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Honeywell International, Inc.	3.3	3.1
Tyco International Ltd.	3.3	4.9
General Electric Co.	2.6	4.6
Dow Chemical Co.	2.5	1.7
The Boeing Co.	2.4	2.3
Caterpillar, Inc.	2.1	0.5
3M Co.	2.1	2.7
Fluor Corp.	1.9	0.2
Toll Brothers, Inc.	1.9	1.5
Burlington Northern Santa Fe Corp.	1.8	1.1
	23.9

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-37 A-37 Annual Report

Advisor Cyclical Industries Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 99.0%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 14.3%
Aerospace & Defense – 14.3%
BE Aerospace, Inc. (a)	57,000	$999,210
EADS NV	8,879	298,535
EDO Corp.	24,040	741,634
Embraer – Empresa Brasileira de
Aeronautica SA sponsored ADR	300	9,702
Essex Corp. (a)	2,700	56,565
General Dynamics Corp.	2,800	322,532
Goodrich Corp.	9,200	407,008
Hexcel Corp. (a)	50,700	876,096
Honeywell International, Inc.	116,600	4,580,047
L-3 Communications Holdings, Inc.	11,400	891,822
Lockheed Martin Corp.	14,514	905,674
Precision Castparts Corp.	12,700	1,142,746
Raytheon Co.	33,300	1,309,689
Rockwell Collins, Inc.	33,040	1,612,352
Rolls-Royce Group PLC	383	2,252
The Boeing Co.	50,100	3,307,101
United Technologies Corp.	43,100	2,185,170
		19,648,135

AIR FREIGHT & LOGISTICS – 6.0%
Air Freight & Logistics – 6.0%
C.H. Robinson Worldwide, Inc.	13,900	869,723
EGL, Inc. (a)	36,500	734,745
Expeditors International of Washington,
Inc.	12,800	704,640
FedEx Corp.	29,800	2,505,882
Forward Air Corp.	12,020	418,897
Hub Group, Inc. Class A (a)	25,636	794,203
Park-Ohio Holdings Corp. (a)	17,700	359,664
United Parcel Service, Inc. Class B	15,300	1,116,441
UTI Worldwide, Inc.	10,000	713,600
		8,217,795

AIRLINES – 1.8%
Airlines – 1.8%
AirTran Holdings, Inc. (a)	141,600	1,619,904
Alaska Air Group, Inc. (a)	4,400	153,912
AMR Corp. (a)	32,900	462,245
JetBlue Airways Corp. (a)	14,600	306,600
		2,542,661

AUTO COMPONENTS – 2.8%
Auto Parts & Equipment – 2.8%
American Axle & Manufacturing
Holdings, Inc.	23,500	647,425
Amerigon, Inc. (a)	21,800	96,792
BorgWarner, Inc.	7,800	453,726
Delphi Corp.	66,200	350,860
Johnson Controls, Inc.	7,400	425,056
Lear Corp.	24,300	1,039,311

	Shares	Value (Note 1)
Midas, Inc. (a)	15,700	$363,141
Tenneco Automotive, Inc. (a)	22,100	416,806
		3,793,117

AUTOMOBILES – 0.9%
Automobile Manufacturers – 0.9%
Honda Motor Co. Ltd. sponsored ADR	10,300	265,431
National R.V. Holdings, Inc. (a)	27,800	212,670
Renault SA	4,700	430,826
Toyota Motor Corp. sponsored ADR	3,500	265,510
		1,174,437

BUILDING PRODUCTS – 1.7%
Building Products – 1.7%
American Standard Companies, Inc.	8,600	380,808
Masco Corp.	30,200	1,024,082
Quixote Corp.	18,951	385,274
Trex Co., Inc. (a)	8,200	241,080
York International Corp.	7,700	329,021
		2,360,265

CHEMICALS – 15.5%
Commodity Chemicals – 1.9%
Celanese Corp. Class A	25,900	487,438
Georgia Gulf Corp.	9,600	304,608
Lyondell Chemical Co.	428	11,958
NOVA Chemicals Corp.	22,700	796,127
Pioneer Companies, Inc. (a)	22,800	553,356
Spartech Corp.	22,400	419,552
		2,573,039
Diversified Chemicals – 4.5%
Ashland, Inc.	14,600	897,170
Dow Chemical Co.	72,100	3,457,195
Eastman Chemical Co.	5,400	299,106
FMC Corp. (a)	25,700	1,554,336
		6,207,807
Fertilizers & Agricultural Chemicals – 2.6%
Agrium, Inc.	22,300	509,985
Monsanto Co.	18,200	1,226,134
Mosaic Co. (a)	59,251	1,030,967
Potash Corp. of Saskatchewan	8,400	893,891
		3,660,977
Industrial Gases – 3.6%
Air Products & Chemicals, Inc.	33,900	2,025,864
Airgas, Inc.	42,400	1,250,800
Praxair, Inc.	33,800	1,669,382
		4,946,046
Specialty Chemicals – 2.9%
Albemarle Corp.	13,700	521,970
Chemtura Corp.	58,594	922,270
Cytec Industries, Inc.	8,800	399,344
Ecolab, Inc.	21,300	715,254
Ferro Corp.	4,100	92,250

See accompanying notes which are an integral part of the financial statements. Cyclical Industries A-38

Common Stocks – continued
	Shares	Value (Note 1)

CHEMICALS – CONTINUED
Specialty Chemicals – continued
H.B. Fuller Co.	19,000	$656,070
Lubrizol Corp.	13,100	576,400
Minerals Technologies, Inc.	1,500	93,360
Rohm & Haas Co.	200	9,212
		3,986,130

TOTAL CHEMICALS		21,373,999

COMMERCIAL SERVICES & SUPPLIES – 2.2%
Diversified Commercial & Professional Services – 0.5%
CRA International, Inc. (a)	5,700	303,240
LECG Corp. (a)	15,900	343,679
		646,919
Environmental & Facility Services – 0.8%
Waste Connections, Inc. (a)	15,050	541,800
Waste Management, Inc.	2,000	56,240
Waste Services, Inc. (a)	120,100	468,390
		1,066,430
Human Resource & Employment Services – 0.8%
CDI Corp.	14,200	348,894
Robert Half International, Inc.	22,400	759,136
		1,108,030
Office Services & Supplies – 0.1%
Herman Miller, Inc.	6,800	217,124

TOTAL COMMERCIAL SERVICES & SUPPLIES		3,038,503

COMMUNICATIONS EQUIPMENT – 0.6%
Communications Equipment – 0.6%
Harris Corp.	21,200	785,884
CONSTRUCTION & ENGINEERING – 7.5%
Construction & Engineering – 7.5%
Chicago Bridge & Iron Co. NV (NY
Shares)	39,400	1,101,230
Comfort Systems USA, Inc. (a)	43,400	336,350
Dycom Industries, Inc. (a)	40,800	995,520
Fluor Corp.	41,800	2,666,840
Foster Wheeler Ltd. (a)	32,920	760,452
Granite Construction, Inc.	21,600	739,152
Jacobs Engineering Group, Inc. (a)	12,700	747,776
Perini Corp. (a)	38,400	676,224
Shaw Group, Inc. (a)	65,600	1,254,272
SNC-Lavalin Group, Inc.	11,700	672,271
URS Corp. (a)	1,000	37,450
Washington Group International, Inc. (a)	5,800	312,852
		10,300,389

	Shares	Value (Note 1)

CONSTRUCTION MATERIALS – 1.5%
Construction Materials – 1.5%
Lafarge North America, Inc.	24	$1,675
Martin Marietta Materials, Inc.	14,400	1,046,736
Texas Industries, Inc.	179	13,180
Vulcan Materials Co.	14,700	1,032,528
		2,094,119

CONTAINERS & PACKAGING – 0.8%
Metal & Glass Containers – 0.8%
Owens-Illinois, Inc. (a)	40,200	1,031,130
DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services – 0.1%
Education Management Corp. (a)	5,200	180,700
ELECTRICAL EQUIPMENT – 1.9%
Electrical Components & Equipment – 1.4%
AMETEK, Inc.	5,900	243,080
C&D Technologies, Inc.	20,100	202,407
Emerson Electric Co.	100	6,580
NEOMAX Co. Ltd.	15,000	318,156
Rockwell Automation, Inc.	9,800	504,798
Roper Industries, Inc.	8,600	660,050
		1,935,071
Heavy Electrical Equipment – 0.5%
ABB Ltd. sponsored ADR (a)	43,200	294,192
Shanghai Electric (Group) Corp.
(H Shares)	1,748,000	436,235
		730,427

TOTAL ELECTRICAL EQUIPMENT		2,665,498

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Electronic Equipment & Instruments – 0.1%
FARO Technologies, Inc. (a)	4,000	94,720
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment – 0.1%
Varian, Inc. (a)	2,700	101,169
HOUSEHOLD DURABLES – 7.0%
Consumer Electronics – 0.2%
Harman International Industries, Inc.	3,200	275,040
Home Furnishings – 1.1%
Interface, Inc. Class A (a)	115,440	1,178,642
Tempur-Pedic International, Inc. (a)(d)	18,700	321,827
		1,500,469
Homebuilding – 5.7%
Champion Enterprises, Inc. (a)	31,800	383,508
D.R. Horton, Inc.	30,700	1,261,156
KB Home	26,100	2,137,851

See accompanying notes which are an integral part of the financial statements.

A-39 A-39 Annual Report

Advisor Cyclical Industries Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

HOUSEHOLD DURABLES – CONTINUED
Homebuilding – continued
Ryland Group, Inc.	19,400	$ 1,567,520
Toll Brothers, Inc. (a)	46,400	2,571,488
		7,921,523

TOTAL HOUSEHOLD DURABLES		9,697,032

INDUSTRIAL CONGLOMERATES – 8.0%
Industrial Conglomerates – 8.0%
3M Co.	38,260	2,869,500
General Electric Co.	102,400	3,532,800
Tyco International Ltd.	149,900	4,567,453
		10,969,753

IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Anteon International Corp. (a)	5,000	234,750
SI International, Inc. (a)	700	22,057
		256,807

MACHINERY – 13.2%
Construction & Farm Machinery & Heavy Trucks – 8.9%
A.S.V., Inc. (a)	3,500	167,825
Astec Industries, Inc. (a)	2,200	63,778
Bucyrus International, Inc. Class A	24,100	1,027,142
Caterpillar, Inc.	54,000	2,911,140
Daewoo Shipbuilding & Marine
Engineering Co. Ltd.	18,310	347,126
Deere & Co.	31,300	2,301,489
Freightcar America, Inc.	27,500	881,650
Joy Global, Inc.	52,600	2,160,282
Manitowoc Co., Inc.	20,800	949,520
Navistar International Corp. (a)	16,140	551,181
PACCAR, Inc.	150	10,833
Samsung Heavy Industries Ltd.	33,670	386,615
Toro Co.	3,400	136,816
Wabash National Corp	12,300	264,573
		12,159,970
Industrial Machinery – 4.3%
Actuant Corp. Class A (a)	9,500	442,035
Albany International Corp. Class A	10,100	353,904
Briggs & Stratton Corp.	3,000	112,110
Danaher Corp.	17,000	942,650
Dover Corp.	24,700	1,019,122
Hardinge, Inc.	13,570	207,621
ITT Industries, Inc.	12,700	1,351,280
Kennametal, Inc.	3	143
Pall Corp.	200	6,194
Pentair, Inc.	7,000	281,190

	Shares	Value (Note 1)
Timken Co.	21,500	$569,105
Watts Water Technologies, Inc. Class A .	18,500	675,250
		5,960,604

TOTAL MACHINERY		18,120,574

MARINE – 2.6%
Marine – 2.6%
Alexander & Baldwin, Inc.	7,920	423,562
Camillo Eitzen & Co. ASA	700	7,226
Diana Shipping, Inc.	19,500	253,305
DryShips, Inc.	900	12,870
Excel Maritime Carriers Ltd. (a)	700	9,002
Golden Ocean Group Ltd. (a)	1,400	854
Odfjell ASA (A Shares)	71,300	1,461,144
Stolt-Nielsen SA	41,000	1,408,772
		3,576,735

METALS & MINING – 0.2%
Steel – 0.2%
Carpenter Technology Corp.	5,300	331,992
OIL, GAS & CONSUMABLE FUELS – 0.9%
Coal & Consumable Fuels – 0.2%
Massey Energy Co.	5,100	220,575
Oil & Gas Storage & Transport – 0.7%
General Maritime Corp.	9,200	358,708
OMI Corp.	36,800	663,504
		1,022,212

TOTAL OIL, GAS & CONSUMABLE FUELS		1,242,787

ROAD & RAIL – 6.7%
Railroads – 5.4%
Burlington Northern Santa Fe Corp.	46,500	2,522,625
Canadian National Railway Co.	21,600	1,431,649
Canadian Pacific Railway Ltd.	25,600	993,180
Norfolk Southern Corp.	66,000	2,455,860
		7,403,314
Trucking – 1.3%
Laidlaw International, Inc.	39,300	1,010,010
Landstar System, Inc. (a)	22,608	753,299
		1,763,309

TOTAL ROAD & RAIL		9,166,623

SPECIALTY RETAIL – 0.4%
Home Improvement Retail – 0.4%
Sherwin-Williams Co.	12,800	609,408
TRADING COMPANIES & DISTRIBUTORS – 2.0%
Trading Companies & Distributors – 2.0%
Finning International, Inc.	10,800	335,022
MSC Industrial Direct Co., Inc. Class A	29,900	1,156,831

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries A-40

Common Stocks – continued
	Shares	Value (Note 1)

TRADING COMPANIES & DISTRIBUTORS – CONTINUED
Trading Companies & Distributors – continued
United Rentals, Inc. (a)	15,100	$ 280,860
WESCO International, Inc. (a)	30,600	1,042,236
		2,814,949

TOTAL COMMON STOCKS
(Cost $117,344,133)		136,189,181

Nonconvertible Preferred Stocks — 0.2%

AUTOMOBILES – 0.2%
Automobile Manufacturers – 0.2%
Porsche AG (non-vtg.)
(Cost $295,648)	400	317,195

Money Market Funds — 1.2%

Fidelity Cash Central Fund,
3.31% (b)	1,362,247	1,362,247
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	317,900	317,900
TOTAL MONEY MARKET FUNDS
(Cost $1,680,147)		1,680,147

TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $119,319,828)		138,186,523

NET OTHER ASSETS – (0.4)%		(579,145)
NET ASSETS – 100%		$137,607,378

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.6%
Canada	4.1%
Norway	1.1%
Luxembourg	1.0%
Netherlands	1.0%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

A-41 A-41 Annual Report

Advisor Cyclical Industries Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005

Assets
Investment in securities, at value (in-
cluding securities loaned of
$321,827) (cost $119,319,928) —
See accompanying schedule		$138,186,523
Cash		2,939
Receivable for investments sold		1,634,317
Receivable for fund shares sold		692,753
Dividends receivable		71,046
Interest receivable		5,231
Prepaid expenses		102
Other affiliated receivables		27
Other receivables		29,770
Total assets		140,622,708
Liabilities
Payable for investments purchased	$2,331,130
Payable for fund shares redeemed	163,761
Accrued management fee	62,738
Distribution fees payable	66,296
Other affiliated payables	38,336
Other payables and accrued expenses	35,169
Collateral on securities loaned, at value	317,900
Total liabilities		3,015,330
Net Assets		$137,607,378
Net Assets consist of:
Paid in capital		$112,161,586
Accumulated net investment loss		(15)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		6,579,112
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		18,866,695
Net Assets		$137,607,378
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($40,264,044 ÷
1,870,031 shares)		$21.53
Maximum offering price per share
(100/94.25 of $21.53)		$22.84
Class T:
Net Asset Value and redemption
price per share ($40,126,357 ÷
1,886,791 shares)		$21.27
Maximum offering price per share
(100/96.50 of $21.27)		$22.04
Class B:
Net Asset Value and offering price
per share ($32,242,125 ÷
1,568,874 shares)A		$20.55
Class C:
Net Asset Value and offering price
per share ($20,595,499 ÷
995,982 shares)A		$20.68
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($4,379,353 ÷ 198,535 shares)		$22.06

Statement of Operations
	Year ended July 31, 2005

Investment Income
Dividends		$1,312,393
Interest		66,594
Security lending		7,432
Total income		1,386,419

Expenses
Management fee	$575,398
Transfer agent fees	326,458
Distribution fees	612,732
Accounting and security lending
fees	43,053
Independent trustees’ compensation	468
Custodian fees and expenses	19,134
Registration fees	75,710
Audit	42,253
Legal	283
Miscellaneous	2,030
Total expenses before reductions	1,697,519
Expense reductions	(47,581)	1,649,938

Net investment income (loss)		(263,519)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	8,604,224
Investment not meeting investment
restrictions	(5,191)
Foreign currency transactions	(4,999)
Payment from investment advisor
for loss on investment not meet-
ing investment restrictions	5,191
Total net realized gain (loss)		8,599,225
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	12,830,685
Assets and liabilities in foreign
currencies	98
Total change in net unrealized ap-
preciation (depreciation)		12,830,783
Net gain (loss)		21,430,008
Net increase (decrease) in net as-
sets resulting from operations		$21,166,489

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

A-42

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (263,519)	$(212,310)
Net realized gain (loss)	8,599,225	3,763,095
Change in net unrealized appreciation (depreciation)	12,830,783	4,474,838
Net increase (decrease) in net assets resulting from operations	21,166,489	8,025,623
Distributions to shareholders from net realized gain	(3,376,455)	—
Share transactions -- net increase (decrease)	68,385,639	18,136,365
Redemption fees	12,053	24,255
Total increase (decrease) in net assets	86,187,726	26,186,243

Net Assets
Beginning of period	51,419,652	25,233,409
End of period (including accumulated net investment loss of $15 and accumulated net investment loss of $20,
respectively)	$ 137,607,378	$51,419,652

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Income from Investment Operations
Net investment income (loss)C	02	(.02)	.06	(.04)	.04
Net realized and unrealized gain (loss)	4.35	3.96	1.36	(2.37)	1.98
Total from investment operations	4.37	3.94	1.42	(2.41)	2.02
Distributions from net investment income	—	—	(.02)	—	(.04)
Distributions from net realized gain	(.94)	—	—	—	(.40)
Total distributions	(.94)	—	(.02)	—	(.44)
Redemption fees added to paid in capitalC	—E	.01	—E	.01	.01
Net asset value, end of period	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Total ReturnA,B	25.04%	27.92%	11.16%	(15.84)%	15.27%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.34%	1.65%	1.99%	1.83%	2.59%
Expenses net of voluntary waivers, if any	1.34%	1.50%	1.53%	1.50%	1.50%
Expenses net of all reductions	1.29%	1.47%	1.46%	1.49%	1.49%
Net investment income (loss)	09%	(.12)%	.46%	(.25)%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,264	$ 12,612	$ 4,272	$ 3,160	$ 2,270
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-43 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Income from Investment Operations
Net investment income (loss)C	(.03)	(.06)	.03	(.07)	—E
Net realized and unrealized gain (loss)	4.31	3.93	1.34	(2.36)	2.00
Total from investment operations	4.28	3.87	1.37	(2.43)	2.00
Distributions from net investment income	—	—	(.01)	—	(.01)
Distributions from net realized gain	(.91)	—	—	—	(.39)
Total distributions	(.91)	—	(.01)	—	(.40)
Redemption fees added to paid in capitalC	—E	.01	—E	—E	.01
Net asset value, end of period	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Total ReturnA,B	24.78%	27.67%	10.84%	(16.10)%	15.18%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.57%	1.90%	2.25%	2.07%	2.85%
Expenses net of voluntary waivers, if any	1.57%	1.75%	1.78%	1.75%	1.75%
Expenses net of all reductions	1.52%	1.72%	1.71%	1.74%	1.74%
Net investment income (loss)	(.14)%	(.36)%	.22%	(.50)%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,126	$ 13,089	$ 5,493	$ 6,216	$ 5,654
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Income from Investment Operations
Net investment income (loss)C	(.13)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	4.17	3.79	1.31	(2.30)	1.95
Total from investment operations	4.04	3.65	1.28	(2.44)	1.88
Distributions from net realized gain	(.76)	—	—	—	(.37)
Redemption fees added to paid in capitalC	—E	.01	—E	—E	.01
Net asset value, end of period	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Total ReturnA,B	24.12%	26.89%	10.38%	(16.52)%	14.51%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.11%	2.37%	2.68%	2.58%	3.39%
Expenses net of voluntary waivers, if any	2.11%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.07%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.68)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,242	$ 14,722	$ 9,005	$ 9,008	$ 5,674
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Cyclical Industries A-44

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Income from Investment Operations
Net investment income (loss)C	(.12)	(.14)	(.03)	(.14)	(.07)
Net realized and unrealized gain (loss)	4.19	3.82	1.31	(2.31)	2.00
Total from investment operations	4.07	3.68	1.28	(2.45)	1.93
Distributions from net realized gain	(.75)	—	—	—	(.35)
Redemption fees added to paid in capitalC	—E	.01	—E	—E	—E
Net asset value, end of period	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Total ReturnA,B	24.16%	26.99%	10.33%	(16.51)%	14.78%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.07%	2.28%	2.57%	2.49%	3.36%
Expenses net of voluntary waivers, if any	2.07%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.02%	2.22%	2.18%	2.24%	2.24%
Net investment income (loss)	(.64)%	(.87)%	(.26)%	(1.00)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,595	$ 9,507	$ 5,307	$ 5,143	$ 2,847
Portfolio turnover rate	116%	106%	149%	45%	78%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Income from Investment Operations
Net investment income (loss)B	07.02		.09	—D	.08
Net realized and unrealized gain (loss)	4.46	4.04	1.39	(2.41)	2.05
Total from investment operations	4.53	4.06	1.48	(2.41)	2.13
Distributions from net investment income	—	—	(.03)	—	(.07)
Distributions from net realized gain	(.95)	—	—	—	(.40)
Total distributions	(.95)	—	(.03)	—	(.47)
Redemption fees added to paid in capitalB	—D	.01	—D	—D	.01
Net asset value, end of period	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Total ReturnA	25.41%	28.24%	11.46%	(15.68)%	15.95%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.06%	1.38%	1.55%	1.45%	2.27%
Expenses net of voluntary waivers, if any	1.06%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.01%	1.22%	1.18%	1.24%	1.24%
Net investment income (loss)	37%	.13%	.74%	— %	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,379	$ 1,490	$ 1,156	$ 2,104	$ 1,751
Portfolio turnover rate	116%	106%	149%	45%	78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-45

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, and losses deferred due to wash sales.

Cyclical Industries

A-46

1. Significant Accounting Policies - continued
Income Tax Information and Distributions to Shareholders - continued
The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 20,443,387
Unrealized depreciation	(2,153,034)
Net unrealized appreciation (depreciation)	18,290,353
Undistributed ordinary income	2,641,076
Undistributed long-term capital gain	3,738,864

Cost for federal income tax purposes	$ 119,896,170

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$1,163,274	$—
Long-term Capital Gains	2,213,181	—
Total	$3,376,455	$—

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $179,445,823 and $113,166,082, respectively. The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund’s investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

A-47 Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$69,461	$—
Class T	25%	.25%	153,994	46
Class B	75%	.25%	240,771	180,579
Class C	75%	.25%	148,506	57,658

			$612,732	$238,283

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T,
Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for
Class C, and .25% for certain purchases of Class A and Class T shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$117,642
Class T	14,748
Class B*	63,970
Class C*	2,023
$198,383

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$91,503.33
Class T	94,933.31
Class B	85,414.36
Class C	45,817.31
Institutional Class	8,791.30

	$326,458

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $80,717 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,770 for the period.

Cyclical Industries

A-48

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $47,481 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $100, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Years ended July 31,	2005		2004
From net realized gain
Class A	$ 1,008,608	$		—
Class T	1,078,512			—
Class B	740,358			—
Class C	457,235			—
Institutional Class	91,742			—
Total	$ 3,376,455	$		—

A-49

Annual Report

Notes to Financial Statements - continued 10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	1,834,275		906,243	$ 35,637,759	$ 15,361,054
Reinvestment of distributions	37,514		—	702,375		—
Shares redeemed	(698,605)		(511,353)	(13,721,410)		(8,642,465)
Net increase (decrease)	1,173,184		394,890	$ 22,618,724		$6,718,589
Class T
Shares sold	1,414,958		524,204	$ 26,674,948		$8,942,910
Reinvestment of distributions	55,963		—	1,036,099		—
Shares redeemed	(315,493)		(184,575)	(6,149,352)		(3,062,075)
Net increase (decrease)	1,155,428		339,629	$ 21,561,695		$5,880,835
Class B
Shares sold	1,024,205		439,402	$ 19,088,560		$7,031,675
Reinvestment of distributions	34,674		—	620,788		—
Shares redeemed	(342,241)		(249,000)	(6,386,553)		(4,000,080)
Net increase (decrease)	716,638		190,402	$ 13,322,795		$3,031,595
Class C
Shares sold	649,529		350,466	$ 12,242,436		$5,537,878
Reinvestment of distributions	19,147		—	344,742		—
Shares redeemed	(220,294)		(191,062)	(4,110,203)		(3,095,385)
Net increase (decrease)	448,382		159,404	$ 8,476,975		$2,442,493
Institutional Class
Shares sold	168,340		56,561	$ 3,418,465		$991,073
Reinvestment of distributions	3,419		—	65,261		—
Shares redeemed	(53,860)		(56,142)	(1,078,276)		(928,220)
Net increase (decrease)	117,899		419	$ 2,405,450		$62,853

Cyclical Industries

A-50

Advisor Developing Communications Fund — Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Institutional Class	18.03%	--5.29%

A From December 27, 2000.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Developing Communications Fund — Institutional Class on Decem-ber 27, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-51

Annual Report

Advisor Developing Communications Fund — Institutional Class

Management’s Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity® Advisor Developing Communications Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Institutional Class shares returned 18.03%, beating the 11.63% gain of the Goldman Sachs® Technology Index. The fund also bested the S&P 500®. A significant overweighting in wireless telecommunications equipment provided the biggest boost. However, the top contributor both in absolute terms and versus the sector index was Internet search engine provider Google. Strong growth in paid-search revenues forced analysts to boost their earnings estimates for the company, driving its stock price sharply higher. Comverse Technology — a holding I reduced for valuation reasons during the period — was the second-best contributor to both absolute and relative performance. The company saw particularly strong growth in wireless services such as IP (Internet Protocol) voice mail, picture messaging and ring tones. Conversely, the fund was hampered by a relatively heavy exposure to communications equipment. Two holdings with ties to the VoIP (Voice over Internet Protocol) market turned in disappointing performances — equipment providers Avaya and Mindspeed Technologies. Slower-than-expected adoption of VoIP hurt both stocks.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Developing Communications

A-52

Advisor Developing Communications Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,044.80	$7.10
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,042.50	$8.36
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,040.60	$10.88
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,040.60	$10.88
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,045.60	$5.83
HypotheticalA	$ 1,000.00	$1,019.09	$5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

A-53 A-53

Annual Report

Advisor Developing Communications Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Nokia Corp. sponsored ADR	9.8	5.4
Research In Motion Ltd.	9.0	3.5
Juniper Networks, Inc.	8.4	7.9
QUALCOMM, Inc.	8.1	7.0
Corning, Inc.	6.2	0.0
Google, Inc. Class A (sub. vtg.)	5.2	0.4
Freescale Semiconductor, Inc.
Class A	3.4	2.5
Motorola, Inc.	2.9	4.5
Photon Dynamics, Inc.	2.7	0.7
AU Optronics Corp.
sponsored ADR	2.5	1.5
	58.2

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Developing Communications A-54

Advisor Developing Communications Fund

Investments July 31, 2005

Common Stocks — 99.2%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 61.4%
Communications Equipment – 61.4%
ADC Telecommunications, Inc. (a)	4,400	$115,016
Adva AG Optical Networking (a)	9,420	55,852
Andrew Corp. (a)	6,500	71,435
AudioCodes Ltd. (a)	11,600	105,444
Avaya, Inc. (a)	15,450	159,599
Bookham, Inc. (a)	372	1,179
C-COR, Inc. (a)	800	6,664
Carrier Access Corp. (a)	4,400	23,320
CIENA Corp. (a)	92,650	207,536
Comtech Group, Inc. (a)	2,200	12,232
Comverse Technology, Inc. (a)	5,460	138,083
Corning, Inc. (a)	34,100	649,605
EMS Technologies, Inc. (a)	1,400	21,350
F5 Networks, Inc. (a)	4,900	206,682
Foundry Networks, Inc. (a)	900	10,656
Foxconn International Holdings Ltd.	2,000	1,647
Harmonic, Inc. (a)	4,700	25,051
InterDigital Communication Corp. (a)	100	1,795
Ixia (a)	3,500	69,090
Juniper Networks, Inc. (a)	36,550	876,835
Motorola, Inc.	14,100	298,638
MRV Communications, Inc. (a)	19,165	40,821
NMS Communications Corp. (a)	30,000	101,100
Nokia Corp. sponsored ADR	64,600	1,030,367
Powerwave Technologies, Inc. (a)	6,940	79,602
QUALCOMM, Inc.	21,600	852,984
Redback Networks, Inc. (a)	6,683	55,402
Research In Motion Ltd. (a)	13,340	943,339
Riverstone Networks, Inc. (a)	82,300	52,672
Scientific-Atlanta, Inc.	1,100	42,350
SiRF Technology Holdings, Inc. (a)	1,000	21,850
Sonus Networks, Inc. (a)	25,404	122,955
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR	22	756
Telson Electronics Co. Ltd. (a)	16,942	0
Terayon Communication Systems, Inc. (a)	6,500	20,410
Tut Systems, Inc. (a)	2,400	8,400
		6,430,717

COMPUTERS & PERIPHERALS – 3.5%
Computer Hardware – 1.8%
Compal Electronics, Inc.	5,509	5,065
Concurrent Computer Corp. (a)	35,817	81,663
NEC Corp. sponsored ADR	90	461
Palm, Inc. (a)	3,600	102,744
		189,933
Computer Storage & Peripherals – 1.7%
EMC Corp. (a)	1,100	15,059

	Shares	Value (Note 1)
M-Systems Flash Disk Pioneers Ltd. (a)	2,100	$54,285
SanDisk Corp. (a)	3,200	108,224
		177,568

TOTAL COMPUTERS & PERIPHERALS		367,501

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Integrated Telecommunication Services – 0.4%
Philippine Long Distance Telephone Co.
sponsored ADR	1,300	37,791
ELECTRONIC EQUIPMENT & INSTRUMENTS – 8.8%
Electronic Equipment & Instruments – 7.5%
Aeroflex, Inc. (a)	13,000	125,840
Applied Films Corp. (a)	2,200	57,794
AU Optronics Corp. sponsored ADR	16,566	262,737
LG.Philips LCD Co. Ltd. sponsored ADR .	1,100	25,322
Photon Dynamics, Inc. (a)	14,900	282,132
Planar Systems, Inc. (a)	3,900	30,498
		784,323
Electronic Manufacturing Services – 1.1%
KEMET Corp. (a)	6,900	57,822
M-Flex Electronix, Inc. (a)	200	4,196
Molex, Inc.	900	25,416
TTM Technologies, Inc. (a)	3,200	22,688
		110,122
Technology Distributors – 0.2%
Brightpoint, Inc. (a)	900	21,825
CellStar Corp. (a)	7,104	2,700
		24,525

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		918,970

HOUSEHOLD DURABLES – 0.3%
Consumer Electronics – 0.3%
Thomson SA	1,500	34,011
INTERNET SOFTWARE & SERVICES – 6.7%
Internet Software & Services – 6.7%
Akamai Technologies, Inc. (a)	1,500	22,905
Google, Inc. Class A (sub. vtg.)	1,870	538,111
Openwave Systems, Inc. (a)	5,207	96,590
RADVision Ltd. (a)	3,400	40,834
		698,440

OFFICE ELECTRONICS – 0.2%
Office Electronics – 0.2%
Zebra Technologies Corp. Class A (a)	400	15,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 11.1%
Semiconductor Equipment – 0.4%
Amkor Technology, Inc. (a)	3,700	17,242
Teradyne, Inc. (a)	1,200	18,636
		35,878

See accompanying notes which are an integral part of the financial statements.

A-55 A-55 Annual Report

Advisor Developing Communications Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – 10.7%
Agere Systems, Inc. (a)	1,665	$18,631
AMIS Holdings, Inc. (a)	800	10,208
Applied Micro Circuits Corp. (a)	16,432	49,460
ARM Holdings PLC sponsored ADR	5,900	37,465
Exar Corp. (a)	700	11,148
Fairchild Semiconductor International,
Inc. (a)	1,300	21,918
Freescale Semiconductor, Inc. Class A	14,100	359,832
Intersil Corp. Class A	2,651	51,350
Linear Technology Corp.	600	23,316
Marvell Technology Group Ltd. (a)	1,300	56,797
Maxim Integrated Products, Inc.	600	25,122
Microchip Technology, Inc.	1,300	40,391
Microtune, Inc. (a)	6,200	37,758
Mindspeed Technologies, Inc. (a)	76,375	109,216
O2Micro International Ltd. (a)	7,000	120,120
Sigma Designs, Inc. (a)	4,224	36,411
Silicon Image, Inc. (a)	1,600	18,912
STATS ChipPAC Ltd. sponsored ADR (a) .	2,700	18,495
Vitesse Semiconductor Corp. (a)	28,300	62,826
Volterra Semiconductor Corp.	1,200	13,932
		1,123,308

TOTAL SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT		1,159,186

SOFTWARE – 3.3%
Application Software – 2.6%
JAMDAT Mobile, Inc.	2,410	68,974
Portal Software, Inc. (a)	5,000	10,850
TIBCO Software, Inc. (a)	3,200	24,608
Ulticom, Inc. (a)	13,898	170,251
		274,683
Home Entertainment Software – 0.3%
UBI Soft Entertainment SA (a)	500	27,742
Systems Software – 0.4%
Macrovision Corp. (a)	2,136	46,629

TOTAL SOFTWARE		349,054

WIRELESS TELECOMMUNICATION SERVICES – 3.5%
Wireless Telecommunication Services – 3.5%
Nextel Partners, Inc. Class A (a)	4,600	114,540
NII Holdings, Inc. (a)	1,000	74,440
Wireless Facilities, Inc. (a)	27,833	179,245
		368,225

TOTAL COMMON STOCKS
(Cost $9,733,958)		10,379,495

Money Market Funds — 1.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)
(Cost $189,754)	189,754	$189,754
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $9,923,712)		10,569,249

NET OTHER ASSETS – (1.0)%		(100,286)
NET ASSETS – 100%		$10,468,963

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Other Information Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	72.9%
Finland	9.8%
Canada	9.0%
Taiwan	2.5%
Israel	1.9%
Cayman Islands	1.1%
Others (individually less than 1%)	2.8%
100.0%

Income Tax Information At July 31, 2005, the fund had a capital loss carryforward of approximately $1,987,794 of which $479,787 and $1,508,007 will expire on July 31, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Developing Communications A-56

Advisor Developing Communications Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (cost
$9,923,712) — See accompanying
schedule		$10,569,249
Foreign currency held at value (cost
$52,549)		55,928
Receivable for investments sold		365,719
Receivable for fund shares sold		10,908
Dividends receivable		4,183
Interest receivable		663
Prepaid expenses		24
Receivable from investment adviser for
expense reductions		7,426
Other receivables		8,856
Total assets		11,022,956

Liabilities
Payable to custodian bank	$39,591
Payable for investments purchased	250,432
Payable for fund shares redeemed	213,033
Accrued management fee	5,063
Distribution fees payable	5,712
Other affiliated payables	4,195
Other payables and accrued expenses	35,967
Total liabilities		553,993

Net Assets		$10,468,963
Net Assets consist of:
Paid in capital		$12,352,214
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(2,532,167)
Net unrealized appreciation (depreci-
ation) on investments and assets
and liabilities in foreign currencies .		648,916
Net Assets		$10,468,963
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($2,406,032
÷ 312,536 shares)		$7.70
Maximum offering price per share
(100/94.25 of $7.70)		$8.17
Class T:
Net Asset Value and redemption
price per share ($3,033,867 ÷
398,469 shares)		$7.61
Maximum offering price per share
(100/96.50 of $7.61)		$7.89
Class B:
Net Asset Value and offering price
per share ($2,864,193 ÷
384,883 shares)A		$7.44
Class C:
Net Asset Value and offering price
per share ($1,846,017 ÷
248,107 shares)A		$7.44
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($318,854 ÷ 40,924 shares)		$7.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$45,173
Interest		7,531
		52,704
Less foreign taxes withheld		(7,113)
Total income		45,591

Expenses
Management fee	$72,715
Transfer agent fees	63,697
Distribution fees	81,485
Accounting fees and expenses	16,532
Independent trustees’ compensation	69
Custodian fees and expenses	17,742
Registration fees	54,742
Audit	44,609
Legal	50
Miscellaneous	148
Total expenses before reductions	351,789
Expense reductions	(139,266)	212,523

Net investment income (loss)		(166,932)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(1,572,837)
Foreign currency transactions	7,932
Total net realized gain (loss)		(1,564,905)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	3,597,519
Assets and liabilities in foreign
currencies	3,478
Total change in net unrealized
appreciation (depreciation)		3,600,997
Net gain (loss)		2,036,092
Net increase (decrease) in net as-
sets resulting from operations		$1,869,160

See accompanying notes which are an integral part of the financial statements.

A-57 Annual Report

Advisor Developing Communications Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (166,932)	$(212,872)
Net realized gain (loss)	(1,564,905)	3,031,717
Change in net unrealized appreciation (depreciation)	3,600,997	(3,435,275)
Net increase (decrease) in net assets resulting from operations	1,869,160	(616,430)
Share transactions -- net increase (decrease)	(4,921,642)	8,358,921
Redemption fees	6,207	70,726
Total increase (decrease) in net assets	(3,046,275)	7,813,217

Net Assets
Beginning of period	13,515,238	5,702,021
End of period	$ 10,468,963	$13,515,238

Financial Highlights – Class A
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.09)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	1.24	1.01	1.65	(4.40)	(1.57)
Total from investment operations	1.17	.92	1.61	(4.45)	(1.61)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total ReturnB,C D	17.92%	17.24%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.32%	2.38%	6.13%	4.97%	6.46%A
Expenses net of voluntary waivers, if any	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.28%	1.35%	1.36%	1.40%	1.45%A
Net investment income (loss)	(.92)%	(1.18)%	(.82)%	(.85)%	(.74)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,406	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications A-58

Financial Highlights – Class T
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.10)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	1.21	1.00	1.64	(4.39)	(1.56)
Total from investment operations	1.13	.90	1.59	(4.46)	(1.61)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total ReturnB,C,D	17.44%	16.97%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.78%	3.06%	6.82%	5.36%	6.66%A
Expenses net of voluntary waivers, if any	1.71%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.54%	1.60%	1.61%	1.64%	1.70%A
Net investment income (loss)	(1.18)%	(1.43)%	(1.07)%	(1.10)%	(.99)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,034	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights – Class B
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.13)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.20	.98	1.62	(4.36)	(1.57)
Total from investment operations	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.14%	3.48%	6.88%	5.62%	7.21%A
Expenses net of voluntary waivers, if any	2.20%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.04%	2.11%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.68)%	(1.93)%	(1.56)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,864	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-59

Annual Report

Financial Highlights – Class C
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.14)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	1.20	.99	1.62	(4.36)	(1.57)
Total from investment operations	1.08	.85	1.55	(4.46)	(1.64)
Redemption fees added to paid in capitalE	—H	.04	—H	.01	.01
Net asset value, end of period	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total ReturnB,C,D	16.98%	16.27%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net AssetsG
Expenses before expense reductions	3.07%	3.19%	6.81%	5.49%	7.09%A
Expenses net of voluntary waivers, if any	2.19%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.02%	2.10%	2.11%	2.14%	2.20%A
Net investment income (loss)	(1.66)%	(1.93)%	(1.57)%	(1.60)%	(1.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights – Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.05)	(.07)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	1.24	1.02	1.66	(4.41)	(1.56)
Total from investment operations	1.19	.95	1.63	(4.45)	(1.59)
Redemption fees added to paid in capitalD	—G	.04	—G	.01	.01
Net asset value, end of period	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total ReturnB,C	18.03%	17.65%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.85%	1.55%	5.34%	4.24%	5.95%A
Expenses net of voluntary waivers, if any	1.18%	1.25%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.01%	1.11%	1.11%	1.14%	1.20%A
Net investment income (loss)	(.65)%	(.93)%	(.57)%	(.60)%	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate	250%	306%	167%	305%	644%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 27, 2000 (commencement of operations) to July 31, 2001.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Developing Communications A-60

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

A-61

Annual Report

Notes to Financial Statements - continued 1. Significant Accounting Policies - continued Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,354,701
Unrealized depreciation	(877,334)
Net unrealized appreciation (depreciation)	477,367
Capital loss carryforward	(1,987,794)

Cost for federal income tax purposes	$ 10,091,882

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $30,430,741 and $34,804,168, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$8,386	$71
Class T	25%	.25%	15,752	120
Class B	75%	.25%	31,380	23,601
Class C	75%	.25%	25,967	10,222

			$81,485	$34,014

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Developing Communications

A-62

4. Fees and Other Transactions with Affiliates - continued Sales Load - continued For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$3,113
Class T	2,230
Class B*	18,971
Class C*	7,224
Institutional Class	—
$31,538

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$14,815.44
Class T	20,585.65
Class B	15,935.51
Class C	11,392.44
Institutional Class	970.22
	$63,697

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,283 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,162 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

A-63

Annual Report

Notes to Financial Statements - continued 6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.
The following classes were in reimbursement during the period:

	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50%	-- 1.40%*	$29,260
Class T	1.75%	-- 1.65%*	33,777
Class B	2.25%	-- 2.15%*	29,212
Class C	2.25%	-- 2.15%*	22,792
Institutional Class	1.25%	-- 1.15%*	2,973
			$118,014
* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $21,252 for the period.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.
8. Share Transactions.
Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005		2004
Class A
Shares sold	416,894		856,040	$ 3,024,999		$6,688,889
Shares redeemed	(636,989)		(497,414)	(4,589,727)		(3,670,051)
Net increase (decrease)	(220,095)		358,626	$ (1,564,728)		$3,018,838
Class T
Shares sold	174,922		608,342	$ 1,257,919		$4,433,681
Shares redeemed	(277,992)		(417,749)	(1,946,912)		(2,928,626)
Net increase (decrease)	(103,070)		190,593	$ (688,993)		$1,505,055
Class B
Shares sold	193,607		592,476	$ 1,369,993		$4,376,737
Shares redeemed	(279,761)		(458,816)	(1,968,809)		(3,282,550)
Net increase (decrease)	(86,154)		133,660	$ (598,816)		$1,094,187
Class C
Shares sold	114,060		580,072	$ 812,760		$4,396,643
Shares redeemed	(365,782)		(264,829)	(2,486,084)		(1,922,022)
Net increase (decrease)	(251,722)		315,243	$ (1,673,324)		$2,474,621
Institutional Class
Shares sold	11,594		609,795	$ 84,651		$4,639,769
Shares redeemed	(62,684)		(545,179)	(480,432)		(4,373,549)
Net increase (decrease)	(51,090)		64,616	$ (395,781)		$266,220

Developing Communications

A-64

Advisor Electronics Fund

Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Institutional Class	22.56%	--4.35%

A From December 27, 2000.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Electronics Fund - Institutional Class on December 27, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-65

Annual Report

Advisor Electronics Fund

Institutional Class

Management’s Discussion of Fund Performance

Comments from Jim Morrow, Portfolio Manager of Fidelity® Advisor Electronics Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Institutional Class shares returned 22.56%, beating the 11.63% return of the Goldman Sachs® Technology Index and the S&P 500®. Favorable stock selection in semiconductors and a significant overweighting in the group were the main factors boosting the fund’s performance versus the sector benchmark. National Semiconductor was the fund’s top contributor both in absolute and relative terms. The company makes high-performance analog semiconductors for cellular handsets and flat-panel displays — end markets that enjoyed strong demand during the period. The second-best contributor was Marvell Technology Group, a maker of high-speed controllers for disk drives. The stock benefited from robust demand for laptop and notebook computers. I sold Marvell for valuation reasons as the period progressed. As a result of its foreign holdings, favorable currency movements helped boost the fund’s overall returns during the period. Factors that held back the fund’s performance included unfavorable stock picking in wireless telecommunications equipment. In absolute terms and relative to the sector index, Micron Technology was the biggest detractor. Weak pricing for DRAM (dynamic random access memory) due to stiff competition from Asian rivals hurt the stock. Canada-based ATI Technologies, a supplier of graphics chips for computer gaming and related applications, also held back performance, as a delayed product cycle hampered the stock.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Electronics

A-66

Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,175.40	$7.55
HypotheticalA	$ 1,000.00	$1,017.85	$7.00
Class T
Actual	$ 1,000.00	$1,174.00	$8.89
HypotheticalA	$ 1,000.00	$1,016.61	$8.25
Class B
Actual	$ 1,000.00	$1,169.90	$11.57
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Class C
Actual	$ 1,000.00	$1,170.20	$11.57
HypotheticalA	$ 1,000.00	$1,014.13	$10.74
Institutional Class
Actual	$ 1,000.00	$1,176.00	$6.20
HypotheticalA	$ 1,000.00	$1,019.09	$5.76

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Institutional Class	1.15%

A-67 A-67

Annual Report

Advisor Electronics Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Maxim Integrated Products, Inc.	10.3	3.3
Intel Corp.	9.8	10.5
Analog Devices, Inc.	8.8	8.7
National Semiconductor Corp.	8.4	9.4
Arrow Electronics, Inc.	6.8	1.9
Nokia Corp. sponsored ADR	4.5	0.0
Hon Hai Precision Industries Co.
Ltd.	3.5	3.8
Flextronics International Ltd.	3.1	3.9
KLA-Tencor Corp.	2.9	4.2
Cohu, Inc.	2.8	0.0
	60.9

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Electronics A-68

Advisor Electronics Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 96.9%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 4.5%
Communications Equipment – 4.5%
Nokia Corp. sponsored ADR	125,000	$ 1,993,750
COMPUTERS & PERIPHERALS – 3.1%
Computer Hardware – 0.9%
Quanta Computer, Inc.	224,274	413,081
Computer Storage & Peripherals – 2.2%
Mobility Electronics, Inc. (a)	25,000	290,000
SanDisk Corp. (a)	20,000	676,400
		966,400

TOTAL COMPUTERS & PERIPHERALS		1,379,481

ELECTRONIC EQUIPMENT & INSTRUMENTS – 17.8%
Electronic Equipment & Instruments – 1.3%
Amphenol Corp. Class A	13,360	595,054
Electronic Manufacturing Services – 6.6%
Flextronics International Ltd. (a)	100,000	1,354,000
Hon Hai Precision Industries Co. Ltd.	277,949	1,561,119
		2,915,119
Technology Distributors – 9.9%
Arrow Electronics, Inc. (a)	100,000	3,002,000
Avnet, Inc. (a)	35,000	916,300
Wolfson Microelectronics PLC (a)	150,000	456,084
		4,374,384

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,884,557

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 71.5%
Semiconductor Equipment – 14.3%
ATMI, Inc. (a)	10,000	318,300
Cohu, Inc.	50,000	1,230,500
FormFactor, Inc. (a)	19,000	496,660
KLA-Tencor Corp.	24,990	1,291,983
Lam Research Corp. (a)	30,030	854,354
MEMC Electronic Materials, Inc. (a)	15,400	261,646
Tessera Technologies, Inc. (a)	20,000	702,400
Varian Semiconductor Equipment
Associates, Inc. (a)	10,000	415,200
Veeco Instruments, Inc. (a)	40,000	808,800
		6,379,843
Semiconductors – 57.2%
Agere Systems, Inc. (a)	46,720	522,797
AMIS Holdings, Inc. (a)	22,500	287,100
Analog Devices, Inc.	99,950	3,918,040
Applied Micro Circuits Corp. (a)	150,000	451,500
ATI Technologies, Inc. (a)	65,000	818,638
Freescale Semiconductor, Inc. Class A	40,000	1,020,800
Holtek Semiconductor, Inc.	104,996	119,261
Integrated Silicon Solution, Inc. (a)	50,000	431,250
Intel Corp.	159,990	4,342,129
International Rectifier Corp. (a)	5,000	235,250

	Shares	Value (Note 1)
Intersil Corp. Class A	25,000	$ 484,250
Linear Technology Corp.	20,000	777,200
Maxim Integrated Products, Inc.	108,900	4,559,643
Microchip Technology, Inc.	30,000	932,100
National Semiconductor Corp.	150,020	3,706,994
NVIDIA Corp. (a)	20,000	541,200
O2Micro International Ltd. (a)	60,000	1,029,600
Rambus, Inc. (a)	20,000	262,800
Texas Instruments, Inc.	29,980	952,165
		25,392,717

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		31,772,560

TOTAL COMMON STOCKS
(Cost $40,213,920)		43,030,348

Money Market Funds — 2.0%

Fidelity Cash Central Fund, 3.31% (b)
(Cost $897,887)	897,887	897,887

TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $41,111,807)		43,928,235

NET OTHER ASSETS – 1.1%		473,845
NET ASSETS – 100%		$44,402,080

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Other Information Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.6%
Taiwan	4.7%
Finland	4.5%
Singapore	3.1%
Cayman Islands	2.3%
Canada	1.8%
United Kingdom	1.0%
100.0%

Income Tax Information
At July 31, 2005, the fund had a capital loss carryforward of approximately
$14,245,984 of which $5,872,965, $5,827,947, $2,265,871 and
$279,201 will expire on July 31, 2010, 2011, 2012 and 2013, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2006 approximately $1,416,124 of losses recognized during the period
November 1, 2004 to July 31, 2005.

See accompanying notes which are an integral part of the financial statements.

A-69 Annual Report

Advisor Electronics Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (cost
$41,111,807) — See accompanying
schedule		$43,928,235
Cash		242,702
Foreign currency held at value (cost
$434,470)		430,879
Receivable for investments sold		198,244
Receivable for fund shares sold		36,004
Interest receivable		2,286
Receivable from investment adviser for
expense reductions		7,132
Other receivables		16,166
Total assets		44,861,648
Liabilities
Payable for investments purchased	$242,702
Payable for fund shares redeemed	121,391
Accrued management fee	21,375
Distribution fees payable	24,679
Other affiliated payables	16,727
Other payables and accrued expenses .	32,694
Total liabilities		459,568
Net Assets		$44,402,080
Net Assets consist of:
Paid in capital		$57,385,516
Accumulated undistributed net realized
gain (loss) on investments and foreign
currency transactions		(15,796,280)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		2,812,844
Net Assets		$44,402,080
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($11,397,298 ÷
1,418,398 shares)		$8.04
Maximum offering price per share
(100/94.25 of $8.04)		$8.53
Class T:
Net Asset Value and redemption price
per share ($12,085,071 ÷
1,518,872 shares)		$7.96
Maximum offering price per share
(100/96.50 of $7.96)		$8.25
Class B:
Net Asset Value and offering price per
share ($8,962,606 ÷ 1,151,527
shares)A		$7.78
Class C:
Net Asset Value and offering price per
share ($11,058,277 ÷ 1,422,513
shares)A		$7.77
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($898,828 ÷ 110,262 shares)		$8.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$164,293
Interest		30,477
Security lending		2,287
		197,057
Less foreign taxes withheld		(19,259)
Total income		177,798
Expenses
Management fee	$246,173
Transfer agent fees	197,824
Distribution fees	289,329
Accounting and security lending
fees	24,837
Independent trustees’ compensation	226
Custodian fees and expenses	12,122
Registration fees	55,855
Audit	45,079
Legal	118
Miscellaneous	993
Total expenses before reductions	872,556
Expense reductions	(103,341)	769,215

Net investment income (loss)		(591,417)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(805,922)
Foreign currency transactions	(2,040)
Total net realized gain (loss)		(807,962)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	9,646,750
Assets and liabilities in foreign
currencies	(3,057)
Total change in net unrealized ap-
preciation (depreciation)		9,643,693
Net gain (loss)		8,835,731
Net increase (decrease) in net as-
sets resulting from operations		$8,244,314

See accompanying notes which are an integral part of the financial statements.

Electronics A-70

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (591,417)	$(914,183)
Net realized gain (loss)	(807,962)	5,034,435
Change in net unrealized appreciation (depreciation)	9,643,693	(4,664,426)
Net increase (decrease) in net assets resulting from operations	8,244,314	(544,174)
Share transactions -- net increase (decrease)	(9,174,490)	(1,655,023)
Redemption fees	6,058	26,533
Total increase (decrease) in net assets	(924,118)	(2,172,664)

Net Assets
Beginning of period	45,326,198	47,498,862
End of period	$ 44,402,080	$45,326,198

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.09)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.53	.08	1.07	(3.96)	(.35)
Total from investment operations	1.46	(.01)	1.01	(4.06)	(.39)
Redemption fees added to paid in capitalE	—H	—H	.01	.01	.01
Net asset value, end of period	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total ReturnB,C,D	22.19%	(.15)%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.59%	1.55%	1.89%	1.68%	2.57%A
Expenses net of voluntary waivers, if any	1.45%	1.50%	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.38%	1.48%	1.46%	1.49%	1.49%A
Net investment income (loss)	(.96)%	(1.15)%	(1.09)%	(1.14)%	(.77)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,397	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-71 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.11)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	1.51	.08	1.07	(3.96)	(.33)
Total from investment operations	1.43	(.03)	1.00	(4.08)	(.39)
Redemption fees added to paid in capitalE	—H	—H	.01	.01	.01
Net asset value, end of period	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total ReturnB,C,D	21.90%	(.46)%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.89%	1.83%	2.14%	1.91%	2.81%A
Expenses net of voluntary waivers, if any	1.69%	1.75%	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.61%	1.72%	1.71%	1.74%	1.74%A
Net investment income (loss)	(1.20)%	(1.39)%	(1.33)%	(1.39)%	(1.02)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,085	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.14)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	1.48	.08	1.06	(3.93)	(.33)
Total from investment operations	1.36	(.06)	.96	(4.09)	(.41)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01
Net asset value, end of period	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total ReturnB,C,D	21.18%	(.93)%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.41%	2.41%	2.76%	2.43%	3.34%A
Expenses net of voluntary waivers, if any	2.21%	2.25%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.13%	2.23%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.72)%	(1.90)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,963	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Electronics A-72

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.11)	(.14)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	1.47	.08	1.06	(3.93)	(.33)
Total from investment operations	1.36	(.06)	.96	(4.09)	(.42)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01
Net asset value, end of period	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total ReturnB,C,D	21.22%	(.93)%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.31%	2.24%	2.52%	2.34%	3.25%A
Expenses net of voluntary waivers, if any	2.18%	2.24%	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.11%	2.21%	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.69)%	(1.88)%	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,058	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 27, 2000 (commencement of operations) to July 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.05)	(.06)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	1.55	.07	1.07	(3.97)	(.34)
Total from investment operations	1.50	.01	1.03	(4.05)	(.37)
Redemption fees added to paid in capitalD	—G	—G	.01	.01	.01
Net asset value, end of period	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total ReturnB,C	22.56%	.15%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.16%	1.12%	1.46%	1.31%	2.16%A
Expenses net of voluntary waivers, if any	1.16%	1.12%	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.08%	1.09%	1.21%	1.24%	1.24%A
Net investment income (loss)	(.67)%	(.76)%	(.84)%	(.89)%	(.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 899	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate	128%	84%	66%	58%	98%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 27, 2000 (commencement of operations) to July 31, 2001.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-73

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Electronics

A-74

1. Significant Accounting Policies - continued
Income Tax Information and Distributions to Shareholders - continued
The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,286,621
Unrealized depreciation	(1,607,945)
Net unrealized appreciation (depreciation)	2,678,676
Capital loss carryforward	(14,245,984)

Cost for federal income tax purposes	$ 41,249,559

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $53,086,584 and $61,948,413, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$21,342	$73
Class T	25%	.25%	68,576	170
Class B	75%	.25%	89,990	67,543
Class C	75%	.25%	109,421	16,312

			$289,329	$84,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

A-75

Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued Sales Load - continued For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$5,196
Class T	4,930
Class B*	50,880
Class C*	3,634
$64,640

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$37,796.44
Class T	67,154.49
Class B	45,992.51
Class C	44,906.41
Institutional Class	1,976.26

	$197,824

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $32,059 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,910 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Electronics

A-76

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.
The following classes were in reimbursement during the period:

	Expense		Reimbursement
	Limitations		from adviser
Class A	1.50	-- 1.40%*	$11,754
Class T	1.75	-- 1.65%*	27,318
Class B	2.25	-- 2.15%*	18,231
Class C	2.25	-- 2.15%*	13,396
Institutional Class	1.25	-- 1.15%*	21

			$70,720

* Expense limitation in effect at period end.
Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $32,202 for the period. In addition, through arrangements with the fund’s custo dian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $419.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

		Shares		Dollars
Years ended July 31,	2005	2004	2005	2004
Class A
Shares sold	810,216	1,163,033	$ 5,985,601	$9,193,928
Shares redeemed	(665,267)	(1,121,519)	(4,709,912)	(8,464,153)
Net increase (decrease)	144,949	41,514	$ 1,275,689	$729,775
Class T
Shares sold	393,825	880,005	$ 2,720,747	$6,765,488
Shares redeemed	(1,240,792)	(704,477)	(8,651,718)	(5,391,404)
Net increase (decrease)	(846,967)	175,528	$ (5,930,971)	$1,374,084
Class B
Shares sold	424,624	538,613	$ 2,916,025	$4,191,366
Shares redeemed	(596,931)	(963,986)	(4,165,250)	(7,331,908)
Net increase (decrease)	(172,307)	(425,373)	$ (1,249,225)	$(3,140,542)
Class C
Shares sold	482,588	604,856	$ 3,305,584	$4,611,449
Shares redeemed	(982,233)	(701,380)	(6,627,459)	(5,302,803)
Net increase (decrease)	(499,645)	(96,524)	$ (3,321,875)	$(691,354)
Institutional Class
Shares sold	28,776	63,253	$ 204,413	$495,615
Shares redeemed	(21,842)	(54,003)	(152,521)	(422,601)
Net increase (decrease)	6,934	9,250	$ 51,892	$73,014

A-77

Annual Report

Advisor Financial Services Fund

Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Institutional Class	13.06%	7.45%	12.81%

A From September 3, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Financial Services Fund — Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Financial Services

A-78

Advisor Financial Services Fund

Institutional Class

Management’s Discussion of Fund Performance

Comments from Charles Hebard, who became Portfolio Manager of Fidelity Advisor® Financial Services Fund on May 2, 2005

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial Average advanced only 7.29% .

For the 12 months that ended July 31, 2005, Fidelity Advisor Financial Services Fund’s Institutional Class shares had a total return of 13.06%, trailing the S&P 500® and the 14.33% return of the Goldman Sachs® Financial Services Index. The fund trailed the Goldman Sachs index largely because it was underweighted in real estate investment trusts (REITs), which strongly outperformed other financials. We continued to avoid this industry because of concerns about the vulnerability of REITs to potential interest rate increases. In terms of individual holdings, Asset Acceptance Capital, a company that specializes in buying consumer receivables from banks and other institutions and then collecting on the balances, reported excellent earnings and was a significant positive contributor relative to the sector index. Also supporting performance was our investment in Archipelago Holdings, which operates an electronic trading system and which announced a merger with the New York Stock Exchange. We no longer held the position at the end of the period. Another boost came from timely trading in brokerage firm Morgan Stanley, while an investment in Endurance Specialty Holdings, a Bermuda-based reinsurance company, also helped. By contrast, a leading detractor from relative performance was First Marblehead. While its student-loan securitizing business continued to produce good earnings growth, investors were concerned about its longer-term outlook. Insurance giant Ameri-can International Group, which we overweighted, retreated because of regulatory investigations into its accounting. Underweighting or not owning auto insurers Allstate and Progressive — two components of the index — also held back performance as they exceeded earnings estimates because of better-than-expected claims trends.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-79 A-79

Annual Report

Advisor Financial Services Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,021.30	$6.31
HypotheticalA	$ 1,000.00	$1,018.55	$6.31
Class T
Actual	$ 1,000.00	$1,020.10	$7.46
HypotheticalA	$ 1,000.00	$1,017.41	$7.45
Class B
Actual	$ 1,000.00	$1,017.80	$10.01
HypotheticalA	$ 1,000.00	$1,014.88	$9.99
Class C
Actual	$ 1,000.00	$1,017.80	$9.76
HypotheticalA	$ 1,000.00	$1,015.12	$9.74
Institutional Class
Actual	$ 1,000.00	$1,023.30	$4.31
HypotheticalA	$ 1,000.00	$1,020.53	$4.31

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.26%
Class T	1.49%
Class B	2.00%
Class C	1.95%
Institutional Class	86%

Financial Services

A-80

Advisor Financial Services Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	9.3	8.5
Bank of America Corp.	5.7	9.2
JPMorgan Chase & Co.	4.8	3.8
Merrill Lynch & Co., Inc.	4.6	4.8
Wells Fargo & Co.	4.6	2.7
American Express Co.	4.4	3.7
Wachovia Corp.	3.0	4.4
General Electric Co.	2.2	1.4
Citigroup, Inc.	2.1	2.3
ACE Ltd.	2.0	1.7
	42.7

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-81 Annual Report

Advisor Financial Services Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 99.6%
	Shares	Value (Note 1)

CAPITAL MARKETS – 17.6%
Asset Management & Custody Banks – 4.3%
American Capital Strategies Ltd.	12,100	$455,323
Bank of New York Co., Inc.	45,760	1,408,493
Calamos Asset Management, Inc.
Class A	15,400	444,136
Federated Investors, Inc. Class B
(non-vtg.)	20,200	645,188
FirstCity Financial Corp. (a)	27,900	339,264
Franklin Resources, Inc.	44,000	3,556,080
Investors Financial Services Corp. (d)	63,000	2,168,460
Legg Mason, Inc.	18,900	1,930,635
National Financial Partners Corp.	21,200	959,300
Northern Trust Corp.	53,500	2,717,800
Nuveen Investments, Inc. Class A	25,300	961,400
State Street Corp.	53,200	2,646,168
		18,232,247
Diversified Capital Markets – 1.7%
Deutsche Bank AG (NY Shares)	4,900	423,850
UBS AG (NY Shares)	83,000	6,802,680
		7,226,530
Investment Banking & Brokerage – 11.6%
Ameritrade Holding Corp. (a)	37,700	736,281
Bear Stearns Companies, Inc.	21,500	2,195,365
Charles Schwab Corp.	229,500	3,144,150
E*TRADE Financial Corp. (a)	327,400	5,077,974
Goldman Sachs Group, Inc.	70,000	7,523,600
LaBranche & Co., Inc. (a)	31,500	239,085
Lazard Ltd. Class A	47,900	1,142,894
Lehman Brothers Holdings, Inc.	40,100	4,215,713
Merrill Lynch & Co., Inc.	334,400	19,656,032
Morgan Stanley	73,700	3,909,785
Piper Jaffray Companies (a)	2,479	85,302
TradeStation Group, Inc. (a)	159,361	1,528,272
		49,454,453

TOTAL CAPITAL MARKETS		74,913,230

COMMERCIAL BANKS – 23.0%
Diversified Banks – 19.5%
Banco Popolare di Verona e Novara	103,500	1,849,652
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	880,725
Bank of America Corp.	558,702	24,359,407
HDFC Bank Ltd. sponsored ADR	68,500	3,479,800
HSBC Holdings PLC sponsored ADR	2,948	238,759
Korea Exchange Bank (a)	99,100	968,436
Mitsubishi Tokyo Financial Group, Inc.
(MTFG) sponsored ADR	1,200	9,960
National Bank of Canada	67,300	3,149,663
Royal Bank of Canada	48,900	3,091,322

	Shares	Value (Note 1)
Standard Chartered PLC (United
Kingdom)	166,700	$ 3,252,118
State Bank of India	100,607	2,130,464
U.S. Bancorp, Delaware	257,900	7,752,474
Wachovia Corp.	251,677	12,679,487
Wells Fargo & Co.	316,500	19,414,110
		83,256,377
Regional Banks – 3.5%
Cathay General Bancorp	62,820	2,232,623
Center Financial Corp., California	57,600	1,471,680
City National Corp.	10,100	738,007
East West Bancorp, Inc.	11,977	413,207
M&T Bank Corp.	8,600	933,186
Nara Bancorp, Inc.	4,700	73,038
North Fork Bancorp, Inc., New York	55,334	1,515,598
SVB Financial Group (a)	29,500	1,514,530
Synovus Financial Corp.	1,100	32,527
UCBH Holdings, Inc.	44,200	807,534
UnionBanCal Corp.	23,500	1,676,490
Valley National Bancorp	257	6,052
Westcorp	58,200	3,372,690
		14,787,162

TOTAL COMMERCIAL BANKS		98,043,539

COMMERCIAL SERVICES & SUPPLIES – 0.8%
Diversified Commercial & Professional Services – 0.8%
Asset Acceptance Capital Corp. (a)	125,261	3,424,636
CONSUMER FINANCE – 8.9%
Consumer Finance – 8.9%
Advanta Corp. Class B	21,600	646,056
American Express Co.	344,000	18,920,000
Capital One Financial Corp. (d)	52,600	4,339,500
Dollar Financial Corp.	247,333	3,225,222
First Marblehead Corp. (a)(d)	107,500	3,735,625
MBNA Corp.	162,175	4,080,323
SLM Corp.	59,900	3,084,251
		38,030,977

DIVERSIFIED CONSUMER SERVICES – 0.9%
Specialized Consumer Services – 0.9%
Jackson Hewitt Tax Service, Inc.	148,900	3,768,659
DIVERSIFIED FINANCIAL SERVICES – 8.5%
Other Diversifed Financial Services – 7.0%
CapitalSource, Inc. (a)(d)	22,000	430,760
Citigroup, Inc.	208,669	9,077,102
Infrastructure Development Finance Co.
Ltd. (a)	36,274	28,391
JPMorgan Chase & Co.	578,294	20,321,251
		29,857,504
Specialized Finance – 1.5%
Chicago Mercantile Exchange Holdings,
Inc. Class A	400	120,420

See accompanying notes which are an integral part of the financial statements. Financial Services A-82

Common Stocks – continued
	Shares	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES – CONTINUED
Specialized Finance – continued
CIT Group, Inc.	119,700	$ 5,283,558
Encore Capital Group, Inc. (a)	19,500	343,200
Marlin Business Services Corp. (a)	36,749	817,665
		6,564,843

TOTAL DIVERSIFIED FINANCIAL SERVICES		36,422,347

INDUSTRIAL CONGLOMERATES – 2.2%
Industrial Conglomerates – 2.2%
General Electric Co.	274,500	9,470,250
INSURANCE – 27.0%
Insurance Brokers – 0.3%
Hilb Rogal & Hobbs Co.	5,500	186,395
Marsh & McLennan Companies, Inc.	35,600	1,031,332
		1,217,727
Life & Health Insurance – 5.1%
AFLAC, Inc.	109,100	4,920,410
Lincoln National Corp.	6,500	313,950
MetLife, Inc.	126,100	6,196,554
Protective Life Corp.	17,200	749,232
Prudential Financial, Inc.	53,400	3,572,460
Sun Life Financial, Inc.	138,000	4,966,129
Torchmark Corp.	17,500	914,725
		21,633,460
Multi-Line Insurance – 11.2%
American International Group, Inc.	658,160	39,621,232
Genworth Financial, Inc. Class A
(non-vtg.)	17,800	558,208
Hartford Financial Services Group, Inc.	74,000	5,962,180
HCC Insurance Holdings, Inc.	42,150	1,168,398
Unitrin, Inc.	8,100	431,325
		47,741,343
Property & Casualty Insurance – 7.0%
ACE Ltd.	187,700	8,673,617
AMBAC Financial Group, Inc.	38,350	2,755,064
Aspen Insurance Holdings Ltd.	69,400	1,971,654
Axis Capital Holdings Ltd.	46,800	1,347,840
Berkshire Hathaway, Inc. Class B (a)	1,444	4,017,208
Fidelity National Financial, Inc.	32,350	1,274,590
MBIA, Inc.	17,700	1,075,098
The St. Paul Travelers Companies, Inc.	108,800	4,789,376
XL Capital Ltd. Class A	57,000	4,093,740
		29,998,187

	Shares	Value (Note 1)
Reinsurance – 3.4%
Endurance Specialty Holdings Ltd.	162,470	$ 6,336,330
Max Re Capital Ltd.	70,562	1,619,398
Montpelier Re Holdings Ltd.	24,500	880,040
PartnerRe Ltd.	44,000	2,852,080
Platinum Underwriters Holdings Ltd.	40,200	1,393,734
Scottish Re Group Ltd.	62,800	1,510,340
		14,591,922

TOTAL INSURANCE		115,182,639

IT SERVICES – 0.0%
Data Processing & Outsourced Services – 0.0%
First Data Corp.	200	8,228
REAL ESTATE – 3.3%
Real Estate Investment Trusts – 3.3%
Apartment Investment & Management
Co. Class A	33,200	1,460,800
CBL & Associates Properties, Inc.	24,292	1,114,517
Digital Realty Trust, Inc.	34,300	649,642
Duke Realty Corp.	23,000	781,080
Equity Lifestyle Properties, Inc.	14,200	625,794
Equity Residential (SBI)	29,600	1,195,840
Federal Realty Investment Trust (SBI)	7,400	483,294
Healthcare Realty Trust, Inc.	47,000	1,920,420
Reckson Associates Realty Corp.	25,400	892,048
Simon Property Group, Inc.	52,800	4,210,272
The Mills Corp.	9,500	618,070
Vornado Realty Trust	300	26,592
		13,978,369

THRIFTS & MORTGAGE FINANCE – 7.4%
Thrifts & Mortgage Finance – 7.4%
Countrywide Financial Corp.	104,329	3,755,844
Doral Financial Corp.	24,300	374,949
Downey Financial Corp.	7,500	580,800
Fannie Mae	139,335	7,783,253
Freddie Mac	17,700	1,120,056
Golden West Financial Corp., Delaware	63,300	4,122,096
Housing Development Finance Corp. Ltd.	66,594	1,419,262
Hudson City Bancorp, Inc.	220,075	2,603,487
Hypo Real Estate Holding AG	27,300	1,108,892
MGIC Investment Corp.	16,900	1,159,002
Radian Group, Inc.	20,655	1,065,385
Sovereign Bancorp, Inc.	75,900	1,820,841
The PMI Group, Inc.	28,200	1,154,790
W Holding Co., Inc.	109,774	1,173,484
Washington Mutual, Inc.	49,500	2,102,760
		31,344,901

TOTAL COMMON STOCKS
(Cost $331,553,582)		424,587,775

See accompanying notes which are an integral part of the financial statements.

A-83

Annual Report

Advisor Financial Services Fund Investments - continued

Money Market Funds — 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)	233,116	$233,116
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	9,845,400	9,845,400
TOTAL MONEY MARKET FUNDS
(Cost $10,078,516)		10,078,516
TOTAL INVESTMENT PORTFOLIO - 102.0%		434,666,291
(Cost $341,632,098)

NET OTHER ASSETS – (2.0)%		(8,411,362)
NET ASSETS – 100%		426,254,929
Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	85.6%
Bermuda	6.2%
Canada	2.6%
India	1.6%
Switzerland	1.6%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.
Financial Services	A-84

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (including
securities loaned of $9,488,478) (cost
$341,632,098) — See accompanying
schedule		$434,666,291
Receivable for investments sold		8,583,747
Receivable for fund shares sold		87,071
Dividends receivable		575,878
Interest receivable		3,572
Prepaid expenses		794
Other receivables		58,755
Total assets		443,976,108
Liabilities
Payable for investments purchased	$5,970,741
Payable for fund shares redeemed	1,189,786
Accrued management fee	203,992
Distribution fees payable	250,107
Other affiliated payables	135,709
Other payables and accrued expenses	125,444
Collateral on securities loaned, at value	9,845,400
Total liabilities		17,721,179
Net Assets		$426,254,929
Net Assets consist of:
Paid in capital		$304,961,464
Undistributed net investment income		1,342,292
Accumulated undistributed net realized
gain (loss) on investments and foreign
currency transactions		27,006,388
Net unrealized appreciation (depreciation)
on investments and assets and liabilities
in foreign currencies		92,944,785
Net Assets		$426,254,929
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($68,011,723 ÷ 2,955,518
shares)		$23.01
Maximum offering price per share
(100/94.25 of $23.01)		$24.41
Class T:
Net Asset Value and redemption price
per share ($128,387,962 ÷
5,613,688 shares)		$22.87
Maximum offering price per share
(100/96.50 of $22.87)		$23.70
Class B:
Net Asset Value and offering price per
share ($145,045,526 ÷ 6,496,655
shares)A		$22.33
Class C:
Net Asset Value and offering price per
share ($72,180,734 ÷ 3,231,531
shares)A		$22.34
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($12,628,984 ÷ 542,150 shares)		$23.29
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$9,409,732
Interest		256,286
Security lending		62,393
Total income		9,728,411
Expenses
Management fee	$2,637,887
Transfer agent fees	1,560,451
Distribution fees	3,309,641
Accounting and security lending
fees	190,345
Independent trustees’ compensation	2,442
Custodian fees and expenses	18,548
Registration fees	61,852
Audit	44,595
Legal	1,734
Miscellaneous	7,547
Total expenses before reductions	7,835,042
Expense reductions	(111,140)	7,723,902

Net investment income (loss)		2,004,509
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	35,580,505
Foreign currency transactions	4,184
Total net realized gain (loss)		35,584,689
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of in-
crease in deferred foreign taxes
of $89,524)	15,327,599
Assets and liabilities in foreign
currencies	(178)
Total change in net unrealized ap-
preciation (depreciation)		15,327,421
Net gain (loss)		50,912,110
Net increase (decrease) in net as-
sets resulting from operations		$52,916,619

See accompanying notes which are an integral part of the financial statements.

A-85 Annual Report

Advisor Financial Services Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,004,509	$887,555
Net realized gain (loss)	35,584,689	60,089,042
Change in net unrealized appreciation (depreciation)	15,327,421	(3,464,721)
Net increase (decrease) in net assets resulting from operations	52,916,619	57,511,876
Distributions to shareholders from net investment income	(623,607)	(1,712,624)
Distributions to shareholders from net realized gain	(38,323,892)	—
Total distributions	(38,947,499)	(1,712,624)
Share transactions -- net increase (decrease)	(69,921,968)	(93,511,617)
Redemption fees	19,265	62,072
Total increase (decrease) in net assets	(55,933,583)	(37,650,293)

Net Assets
Beginning of period	482,188,512	519,838,805
End of period (including undistributed net investment income of $1,342,292 and undistributed net investment income of
$1,503, respectively)	$ 426,254,929	$482,188,512

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29
Income from Investment Operations
Net investment income (loss)C	19.14		.16	.12	.15
Net realized and unrealized gain (loss)	2.48	2.20	2.07	(2.60)	2.20
Total from investment operations	2.67	2.34	2.23	(2.48)	2.35
Distributions from net investment income	(.07)	(.15)	(.08)	(.14)	(.19)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.83)	(.15)	(.08)	(.14)	(.19)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45
Total ReturnA,B	12.60%	11.76%	12.57%	(12.16)%	12.86%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of voluntary waivers, if any	1.26%	1.27%	1.31%	1.27%	1.20%
Expenses net of all reductions	1.23%	1.25%	1.27%	1.23%	1.18%
Net investment income (loss)	88%	.63%	.89%	.60%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,012	$ 58,222	$ 57,255	$ 60,475	$ 78,115
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services A-86

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Income from Investment Operations
Net investment income (loss)C	14.09		.12	.07	.11
Net realized and unrealized gain (loss)	2.47	2.19	2.07	(2.59)	2.19
Total from investment operations	2.61	2.28	2.19	(2.52)	2.30
Distributions from net investment income	(.05)	(.11)	(.06)	(.09)	(.13)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.81)	(.11)	(.06)	(.09)	(.13)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Total ReturnA,B	12.37%	11.49%	12.37%	(12.39)%	12.64%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of voluntary waivers, if any	1.48%	1.50%	1.53%	1.49%	1.43%
Expenses net of all reductions	1.46%	1.48%	1.49%	1.45%	1.41%
Net investment income (loss)	66%	.41%	.67%	.38%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,388	$ 144,887	$ 157,238	$ 169,429	$ 234,268
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Income from Investment Operations
Net investment income (loss)C	03	(.02)	.03	(.03)	—E
Net realized and unrealized gain (loss)	2.41	2.16	2.03	(2.55)	2.16
Total from investment operations	2.44	2.14	2.06	(2.58)	2.16
Distributions from net investment income	—	(.02)	(.03)	—	(.03)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.76)	(.02)	(.03)	—	(.03)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Total ReturnA,B	11.78%	10.96%	11.80%	(12.85)%	12.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of voluntary waivers, if any	2.00%	2.02%	2.03%	2.01%	1.96%
Expenses net of all reductions	1.98%	2.00%	1.99%	1.97%	1.94%
Net investment income (loss)	14%	(.11)%	.17%	(.14)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,046	$ 179,873	$ 193,373	$ 206,460	$ 269,612
Portfolio turnover rate	61%	74%	60%	125%	110%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-87

Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Income from Investment Operations
Net investment income (loss)C	04	(.01)	.04	(.02)	.01
Net realized and unrealized gain (loss)	2.42	2.15	2.03	(2.54)	2.15
Total from investment operations	2.46	2.14	2.07	(2.56)	2.16
Distributions from net investment income	(.01)	(.02)	(.03)	—	(.07)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.77)	(.02)	(.03)	—	(.07)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Total ReturnA,B	11.88%	10.96%	11.86%	(12.77)%	12.03%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of voluntary waivers, if any	1.95%	1.97%	1.99%	1.96%	1.92%
Expenses net of all reductions	1.92%	1.95%	1.95%	1.92%	1.90%
Net investment income (loss)	19%	(.06) %	.22%	(.09) %	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,181	$ 86,199	$ 97,434	$ 107,899	$ 149,160
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Income from Investment Operations
Net investment income (loss)B	29.23		.24	.19	.22
Net realized and unrealized gain (loss)	2.50	2.21	2.09	(2.62)	2.22
Total from investment operations	2.79	2.44	2.33	(2.43)	2.44
Distributions from net investment income	(.11)	(.24)	(.11)	(.21)	(.24)
Distributions from net realized gain	(1.76)	—	—	—	—
Total distributions	(1.87)	(.24)	(.11)	(.21)	(.24)
Redemption fees added to paid in capitalB	—D	—D	—D	—D	—D
Net asset value, end of period	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Total ReturnA	13.06%	12.18%	13.07%	(11.84)%	13.29%
Ratios to Average Net AssetsC
Expenses before expense reductions	86%	.88%	.88%	.89%	.87%
Expenses net of voluntary waivers, if any	86%	.88%	.88%	.89%	.87%
Expenses net of all reductions	84%	.85%	.84%	.85%	.84%
Net investment income (loss)	1.28%	1.03%	1.32%	.98%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,629	$ 13,008	$ 14,539	$ 15,283	$ 17,966
Portfolio turnover rate	61%	74%	60%	125%	110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Financial Services A-88

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

A-89

Annual Report

Notes to Financial Statements - continued 1. Significant Accounting Policies - continued Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 97,330,451
Unrealized depreciation	(6,232,419)
Net unrealized appreciation (depreciation)	91,098,032
Undistributed ordinary income	3,234,012
Undistributed long-term capital gain	22,659,058

Cost for federal income tax purposes	$ 343,568,259

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$ 2,154,145	$1,674,060
Long-term Capital Gains	36,793,354	38,564
Total	$ 38,947,499	$1,712,624

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $273,730,322 and $371,782,892, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$157,105	$400
Class T	25%	.25%	690,352	3,856
Class B	75%	.25%	1,661,090	1,247,510
Class C	75%	.25%	801,094	50,427

			$3,309,641	$1,302,193

Financial Services

A-90

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$20,261
Class T	11,108
Class B*	410,846
Class C*	4,432
$446,647

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$228,184.36
Class T	467,917.34
Class B	592,505.36
Class C	243,893.30
Institutional Class	27,952.22

	$1,560,451

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $350,732 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,677 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

A-91

Annual Report

Notes to Financial Statements - continued 6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $110,873 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $267.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$ 192,609	$420,433
Class T	326,696	838,212
Class B	—	192,478
Class C	38,785	96,077
Institutional Class	65,517	165,424
Total	$ 623,607	$1,712,624
From net realized gain
Class A	$ 4,769,034	$—
Class T	11,388,557	—
Class B	14,295,898	—
Class C	6,852,951	—
Institutional Class	1,017,452	—
Total	$ 38,323,892	$—

Financial Services

A-92

10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	1,159,503		614,653	$ 25,692,274	$13,695,749
Reinvestment of distributions	198,478		18,128	4,334,590	378,140
Shares redeemed	(1,028,419)		(872,521)	(22,675,155)	(19,145,577)
Net increase (decrease)	329,562		(239,740)	$ 7,351,709	$(5,071,688)
Class T
Shares sold	420,019		658,242	$ 9,262,219	$14,430,306
Reinvestment of distributions	504,911		37,421	10,965,915	777,299
Shares redeemed	(1,875,686)		(2,033,778)	(41,342,266)	(44,388,616)
Net increase (decrease)	(950,756)		(1,338,115)	$ (21,114,132)	$ (29,181,011)
Class B
Shares sold	283,236		461,768	$ 6,103,430	$9,850,610
Reinvestment of distributions	574,588		7,853	12,205,894	162,959
Shares redeemed	(2,670,965)		(2,060,890)	(57,380,601)	(44,422,627)
Net increase (decrease)	(1,813,141)		(1,591,269)	$ (39,071,277)	$ (34,409,058)
Class C
Shares sold	213,518		653,543	$ 4,587,619	$13,848,576
Reinvestment of distributions	257,099		3,576	5,464,805	74,185
Shares redeemed	(1,219,971)		(1,665,874)	(26,243,393)	(35,686,628)
Net increase (decrease)	(749,354)		(1,008,755)	$ (16,190,969)	$ (21,763,867)
Institutional Class
Shares sold	62,760		67,364	$ 1,387,106	$1,519,011
Reinvestment of distributions	37,434		5,506	826,042	115,490
Shares redeemed	(139,433)		(212,405)	(3,110,447)	(4,720,494)
Net increase (decrease)	(39,239)		(139,535)	$ (897,299)	$(3,085,993)

A-93

Annual Report

Advisor Health Care Fund — Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Institutional Class	21.78%	2.21%	12.13%

A From September 3, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Health Care Fund — Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Health Care

A-94

Advisor Health Care Fund — Institutional Class

Management’s Discussion of Fund Performance

Comments from Harlan Carere, who became Portfolio Manager of Fidelity® Advisor Health Care Fund on March 23, 2005

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, Fidelity Advisor Health Care Fund’s Institutional Class shares returned 21.78%, outperforming both the Gold-man Sachs® Health Care Index, which had a total return of 18.58%, and the S&P 500®. Opportune security selection and an underweighting in branded pharmaceuticals, as well as favorable positioning in the rallying biotechnology segment and strong stock picking in health care equipment, provided the biggest lifts to the fund’s performance relative to its sector index. Biotech pioneer Genentech performed well, as did drug distributor McKesson. Under-

weighting such large pharma names as Merck, Eli Lilly and Pfizer — all components of the sector index — also helped, as the industry continued to suffer from drug safety concerns, among other issues. Conversely, although the fund was helped by owning large positions in two managed care companies — UnitedHealth Group and PacifiCare Health Systems — underweighting or not owning several strong-performing names in that segment, among them Aetna, WellPoint Health Networks and Cigna, was the biggest drag on relative performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-95 A-95

Annual Report

Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,147.00	$6.81
HypotheticalA	$ 1,000.00	$1,018.45	$6.41
Class T
Actual	$ 1,000.00	$1,145.60	$8.14
HypotheticalA	$ 1,000.00	$1,017.21	$7.65
Class B
Actual	$ 1,000.00	$1,142.60	$10.78
HypotheticalA	$ 1,000.00	$1,014.73	$10.14
Class C
Actual	$ 1,000.00	$1,143.40	$10.42
HypotheticalA	$ 1,000.00	$1,015.08	$9.79
Institutional Class
Actual	$ 1,000.00	$1,149.30	$4.64
HypotheticalA	$ 1,000.00	$1,020.48	$4.36

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.28%
Class T	1.53%
Class B	2.03%
Class C	1.96%
Institutional Class	87%

Health Care

A-96

Advisor Health Care Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UnitedHealth Group, Inc.	7.6	7.2
Johnson & Johnson	7.0	10.8
Genentech, Inc.	6.5	4.7
Amgen, Inc.	5.8	5.3
Abbott Laboratories	4.3	6.2
Wyeth	3.6	3.3
Medtronic, Inc.	2.8	7.4
Alcon, Inc.	2.6	2.3
WellPoint, Inc.	2.5	0.0
McKesson Corp.	2.4	2.3
	45.1

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

A-97 Annual Report

Advisor Health Care Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 99.5%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 20.0%
Biotechnology – 20.0%
Affymetrix, Inc. (a)	47,400	$2,213,106
Alkermes, Inc. (a)	110,864	1,718,392
Amgen, Inc. (a)(d)	576,400	45,967,900
Biogen Idec, Inc. (a)	159,800	6,278,542
Celgene Corp. (a)	1,500	71,775
Cephalon, Inc. (a)	25,200	1,055,880
Charles River Laboratories International,
Inc. (a)	30,300	1,475,610
Chiron Corp. (a)	85,000	3,079,550
DOV Pharmaceutical, Inc. (a)	2,000	42,300
Genentech, Inc. (a)	583,600	52,132,988
Genzyme Corp. (a)	125,800	9,360,778
Gilead Sciences, Inc. (a)	237,800	10,655,818
Human Genome Sciences, Inc. (a)	128,200	1,878,130
ImClone Systems, Inc. (a)	39,100	1,356,770
Invitrogen Corp. (a)	25,400	2,178,558
Martek Biosciences (a)	15,400	671,286
MedImmune, Inc. (a)	170,530	4,844,757
Millennium Pharmaceuticals, Inc. (a)	422,400	4,363,392
Neurocrine Biosciences, Inc. (a)	110,300	5,468,674
OSI Pharmaceuticals, Inc. (a)	22,600	933,380
Protein Design Labs, Inc. (a)	47,200	1,075,688
Serologicals Corp. (a)	54,500	1,253,500
Techne Corp. (a)	18,700	917,609
Vertex Pharmaceuticals, Inc. (a)	42,500	677,875
		159,672,258

HEALTH CARE EQUIPMENT & SUPPLIES – 20.3%
Health Care Equipment – 16.1%
Advanced Medical Optics, Inc. (a)	102,000	4,240,140
Animas Corp. (a)(d)	52,500	1,098,825
Aspect Medical Systems, Inc. (a)	120,000	3,960,000
Baxter International, Inc.	365,030	14,334,728
Beckman Coulter, Inc.	67,600	3,673,384
Becton, Dickinson & Co.	46,600	2,580,242
Biomet, Inc.	97,575	3,720,535
Boston Scientific Corp. (a)	66,400	1,922,280
C.R. Bard, Inc.	31,800	2,123,922
Cyberonics, Inc. (a)	94,400	3,645,728
Cytyc Corp. (a)	236,600	5,905,536
Dade Behring Holdings, Inc.	35,700	2,706,060
Epix Pharmaceuticals, Inc. (a)	101,700	898,011
Fisher Scientific International, Inc. (a)	12,400	831,420
GN Store Nordic AS	277,000	3,084,031
Guidant Corp.	150,500	10,354,400
Hillenbrand Industries, Inc.	7,800	400,998
Hospira, Inc. (a)	3,482	133,187
IDEXX Laboratories, Inc. (a)	13,300	844,018
IntraLase Corp.	1,100	22,935
Invacare Corp.	35,100	1,479,465
Kinetic Concepts, Inc. (a)	66,900	4,011,993

	Shares	Value (Note 1)
Medtronic, Inc.	410,896	$ 22,163,730
Novoste Corp. (a)(e)	12,500	11,000
ResMed, Inc. (a)	80,700	5,406,900
Respironics, Inc. (a)	99,400	3,767,260
St. Jude Medical, Inc. (a)	261,500	12,397,715
Stereotaxis, Inc.	146,224	1,484,174
Syneron Medical Ltd. (d)	38,400	1,480,320
Synthes, Inc.	33,730	3,659,788
Waters Corp. (a)	132,379	5,994,121
Zimmer Holdings, Inc. (a)	9,600	790,656
		129,127,502
Health Care Supplies – 4.2%
Alcon, Inc.	177,400	20,321,170
Bausch & Lomb, Inc.	31,300	2,649,545
Cooper Companies, Inc.	59,700	4,101,390
DENTSPLY International, Inc.	36,900	2,057,175
DJ Orthopedics, Inc. (a)	69,000	1,692,570
Edwards Lifesciences Corp. (a)	100	4,587
Gen-Probe, Inc. (a)	22,300	983,207
Millipore Corp. (a)	23,700	1,452,099
		33,261,743

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		162,389,245

HEALTH CARE PROVIDERS & SERVICES – 26.9%
Health Care Distributors & Services – 3.5%
AmerisourceBergen Corp.	28,300	2,031,657
Andrx Corp. (a)	33,200	615,860
Cardinal Health, Inc.	40,000	2,383,200
Henry Schein, Inc. (a)	40,900	1,765,653
McKesson Corp.	433,800	19,521,000
Patterson Companies, Inc. (a)	40,800	1,819,680
		28,137,050
Health Care Facilities – 2.0%
Community Health Systems, Inc. (a)	100,600	3,884,166
HCA, Inc.	45,400	2,235,950
LifePoint Hospitals, Inc. (a)	22,800	1,066,128
United Surgical Partners International,
Inc. (a)	72,388	2,606,692
Universal Health Services, Inc. Class B	24,700	1,285,388
VCA Antech, Inc. (a)	208,900	4,959,286
		16,037,610
Health Care Services – 5.6%
American Healthways, Inc. (a)	45,500	2,027,935
Caremark Rx, Inc. (a)	217,300	9,687,234
Cerner Corp. (a)	43,000	3,243,060
Covance, Inc. (a)	44,100	2,185,155
DaVita, Inc. (a)	61,050	2,884,002
Express Scripts, Inc. (a)	68,100	3,561,630
IMS Health, Inc.	103,900	2,829,197
Laboratory Corp. of America
Holdings (a)	86,100	4,362,687
Lifeline Systems, Inc. (a)	16,500	565,950

See accompanying notes which are an integral part of the financial statements.

Health Care A-98

Common Stocks – continued
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Services – continued
Lincare Holdings, Inc. (a)	18,300	$738,222
Omnicare, Inc.	48,900	2,254,290
Pediatrix Medical Group, Inc. (a)	29,700	2,329,074
Pharmaceutical Product Development,
Inc. (a)	13,300	761,159
Quest Diagnostics, Inc.	94,400	4,846,496
VistaCare, Inc. Class A (a)	85,800	1,794,936
WebMD Corp. (a)	87,200	925,192
		44,996,219
Managed Health Care – 15.8%
Aetna, Inc.	47,800	3,699,720
AMERIGROUP Corp. (a)	17,900	620,235
Health Net, Inc. (a)	393,700	15,275,560
Humana, Inc. (a)	148,500	5,917,725
Molina Healthcare, Inc. (a)	41,000	981,540
PacifiCare Health Systems, Inc. (a)	169,190	12,892,278
Sierra Health Services, Inc. (a)	23,800	1,605,072
UnitedHealth Group, Inc.	1,160,700	60,704,608
WellChoice, Inc. (a)	68,600	4,527,600
WellPoint, Inc. (a)	284,900	20,153,826
		126,378,164

TOTAL HEALTH CARE PROVIDERS & SERVICES		215,549,043

PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
NBTY, Inc. (a)	34,800	842,160
PHARMACEUTICALS – 32.2%
Pharmaceuticals – 32.2%
Abbott Laboratories	742,620	34,628,371
Adams Respiratory Therapeutics, Inc.	1,300	38,350
Allergan, Inc.	145,800	13,030,146
American Pharmaceutical Partners,
Inc. (a)(d)	34,000	1,543,260
AstraZeneca PLC sponsored ADR	135,300	6,148,032
Barr Pharmaceuticals, Inc. (a)	47,300	2,242,966
Bristol-Myers Squibb Co.	22,000	549,560
Eli Lilly & Co.	28,100	1,582,592
Endo Pharmaceuticals Holdings, Inc. (a) .	61,400	1,747,444
Forest Laboratories, Inc. (a)	229,300	9,153,656
Hollis-Eden Pharmaceuticals, Inc. (a)(d) .	136,500	1,235,325
Ista Pharmaceuticals, Inc. (a)	72,700	725,546
IVAX Corp. (a)	220,000	5,605,600
Johnson & Johnson	871,662	55,751,502
King Pharmaceuticals, Inc. (a)	96,600	1,077,090
Kos Pharmaceuticals, Inc. (a)	41,633	2,976,760
Medicis Pharmaceutical Corp. Class A	24,600	834,432
Merck & Co., Inc.	252,100	7,830,226
MGI Pharma, Inc. (a)	31,400	857,220
Mylan Laboratories, Inc.	61,000	1,058,960

	Shares	Value (Note 1)
Novartis AG sponsored ADR	275,900	$ 13,439,089
Par Pharmaceutical Companies, Inc. (a) . 15,700		367,694
Pfizer, Inc.	562,820	14,914,730
Ranbaxy Laboratories Ltd. sponsored
GDR	58,418	654,282
Roche Holding AG (participation
certificate)	93,338	12,691,853
Salix Pharmaceuticals Ltd. (a)	489,600	9,449,280
Sanofi-Aventis sponsored ADR	86,900	3,762,770
Schering-Plough Corp.	766,100	15,950,202
Sepracor, Inc. (a)	71,700	3,753,495
Taro Pharmaceutical Industries Ltd. (a)	3,800	89,262
Teva Pharmaceutical Industries Ltd.
sponsored ADR	72,600	2,279,640
Watson Pharmaceuticals, Inc. (a)	77,300	2,581,820
Wyeth	627,320	28,699,890
		257,251,045

TOTAL COMMON STOCKS
(Cost $624,171,290)		795,703,751

Nonconvertible Preferred Stocks — 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(f)
(Cost $236,500)	43,000	2,365

Money Market Funds — 1.0%

Fidelity Cash Central Fund, 3.31% (b)	3,811,309	3,811,309
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	4,604,700	4,604,700
TOTAL MONEY MARKET FUNDS
(Cost $8,416,009)		8,416,009

TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $632,823,799)	804,122,125

NET OTHER ASSETS – (0.5)%		(4,315,442)
NET ASSETS – 100%	$ 799,806,683

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

A-99 Annual Report

Advisor Health Care Fund

Investments - continued

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,000 or 0.0% of net assets.
(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$2,365 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$236,500

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $25,340,648 of which $11,940,350 and $13,400,298 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements. Health Care A-100

Advisor Health Care Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (in-
cluding securities loaned of
$4,486,423) (cost $632,823,799)
— See accompanying schedule		$804,122,125
Receivable for investments sold		18,366,601
Receivable for fund shares sold		651,819
Dividends receivable		251,356
Interest receivable		18,643
Prepaid expenses		1,298
Other affiliated receivables		2
Other receivables		143,244
Total assets		823,555,088
Liabilities
Payable for investments purchased	$16,351,283
Payable for fund shares redeemed	1,657,170
Accrued management fee	375,282
Distribution fees payable	455,399
Other affiliated payables	265,459
Other payables and accrued expenses	39,112
Collateral on securities loaned, at value	4,604,700
Total liabilities		23,748,405
Net Assets		$799,806,683
Net Assets consist of:
Paid in capital		$658,653,822
Accumulated net investment loss		(458)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(30,145,511)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		171,298,830
Net Assets		$799,806,683
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($139,158,345 ÷
6,067,435 shares)		$22.94
Maximum offering price per share
(100/94.25 of $22.94)		$24.34
Class T:
Net Asset Value and redemption
price per share ($243,353,498 ÷
10,816,836 shares)		$22.50
Maximum offering price per share
(100/96.50 of $22.50)		$23.32
Class B:
Net Asset Value and offering price
per share ($266,319,223 ÷
12,355,425 shares)A		$21.55
Class C:
Net Asset Value and offering price
per share ($131,277,330 ÷
6,075,551 shares)A		$21.61
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($19,698,287 ÷ 839,004 shares)		$23.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$7,697,400
Interest		181,289
Security lending		24,222
Total income		7,902,911
Expenses
Management fee	$4,383,043
Transfer agent fees	2,974,563
Distribution fees	5,422,220
Accounting and security lending
fees	284,017
Independent trustees’ compensation	4,013
Custodian fees and expenses	18,728
Registration fees	71,099
Audit	47,193
Legal	2,889
Miscellaneous	23,550
Total expenses before reductions	13,231,315
Expense reductions	(211,590)	13,019,725

Net investment income (loss)		(5,116,814)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	26,779,783
Foreign currency transactions	12,468
Total net realized gain (loss)		26,792,251
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	122,599,208
Assets and liabilities in foreign
currencies	504
Total change in net unrealized ap-
preciation (depreciation)		122,599,712
Net gain (loss)		149,391,963
Net increase (decrease) in net as-
sets resulting from operations		$144,275,149

See accompanying notes which are an integral part of the financial statements.

A-101

Annual Report

Advisor Health Care Fund

Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,116,814)	$(6,048,059)
Net realized gain (loss)	26,792,251	55,619,069
Change in net unrealized appreciation (depreciation)	122,599,712	(24,655,778)
Net increase (decrease) in net assets resulting from operations	144,275,149	24,915,232
Share transactions -- net increase (decrease)	(127,767,624)	(106,348,165)
Redemption fees	24,114	55,534
Total increase (decrease) in net assets	16,531,639	(81,377,399)

Net Assets
Beginning of period	783,275,044	864,652,443
End of period (including accumulated net investment loss of $458 and accumulated net investment loss of $581,
respectively)	$ 799,806,683	$783,275,044

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Income from Investment Operations
Net investment income (loss)C	(.05)	(.05)	—E	(.04)	.01
Net realized and unrealized gain (loss)	4.08	.67	1.78	(3.86)	(.50)
Total from investment operations	4.03	.62	1.78	(3.90)	(.49)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Total ReturnA,B	21.31%	3.39%	10.78%	(19.11)%	(2.50)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of voluntary waivers, if any	1.28%	1.32%	1.34%	1.29%	1.19%
Expenses net of all reductions	1.26%	1.29%	1.27%	1.24%	1.17%
Net investment income (loss)	(.22)%	(.26)%	(.01)%	(.23)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,158	$ 104,258	$ 108,692	$ 103,292	$ 136,304
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care A-102

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Income from Investment Operations
Net investment income (loss)C	(.09)	(.09)	(.04)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.99	.66	1.76	(3.82)	(.49)
Total from investment operations	3.90	.57	1.72	(3.91)	(.53)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Total ReturnA,B	20.97%	3.16%	10.55%	(19.34)%	(2.71)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of voluntary waivers, if any	1.53%	1.56%	1.59%	1.52%	1.43%
Expenses net of all reductions	1.51%	1.53%	1.51%	1.47%	1.41%
Net investment income (loss)	(.47)%	(.51)%	(.26)%	(.46)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,353	$ 243,176	$ 264,115	$ 274,243	$ 383,643
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)C	(.19)	(.18)	(.12)	(.18)	(.14)
Net realized and unrealized gain (loss)	3.83	.64	1.71	(3.72)	(.48)
Total from investment operations	3.64	.46	1.59	(3.90)	(.62)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Total ReturnA,B	20.32%	2.64%	10.03%	(19.74)%	(3.20)%
Ratios to Average Net AssetsD
Expenses before expense reductions	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of voluntary waivers, if any	2.04%	2.06%	2.05%	2.02%	1.95%
Expenses net of all reductions	2.01%	2.03%	1.98%	1.98%	1.93%
Net investment income (loss)	(.98)%	(1.01)%	(.73)%	(.97)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,319	$ 285,299	$ 317,906	$ 334,056	$ 456,851
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-103

Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss)C	(.17)	(.17)	(.11)	(.17)	(.14)
Net realized and unrealized gain (loss)	3.84	.64	1.71	(3.72)	(.48)
Total from investment operations	3.67	.47	1.60	(3.89)	(.62)
Distributions from net realized gain	—	—	—	—	(1.12)
Redemption fees added to paid in capitalC	—E	—E	—E	—E	—E
Net asset value, end of period	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Total ReturnA,B	20.46%	2.69%	10.08%	(19.69)%	(3.20)%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of voluntary waivers, if any	1.97%	2.00%	2.00%	1.97%	1.91%
Expenses net of all reductions	1.94%	1.97%	1.92%	1.93%	1.89%
Net investment income (loss)	(.91)%	(.95)%	(.67)%	(.92)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,277	$ 130,184	$ 150,576	$ 160,877	$ 229,494
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Income from Investment Operations
Net investment income (loss)B	04.03		.06	.02	.07
Net realized and unrealized gain (loss)	4.16	.67	1.82	(3.90)	(.50)
Total from investment operations	4.20	.70	1.88	(3.88)	(.43)
Distributions from net realized gain	—	—	—	—	(1.12)
Total distributions	—	—	—	—	(1.12)
Redemption fees added to paid in capitalB	—D	—D	—D	—D	—D
Net asset value, end of period	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Total ReturnA	21.78%	3.77%	11.26%	(18.85)%	(2.21)%
Ratios to Average Net AssetsC
Expenses before expense reductions	88%	.91%	.96%	.95%	.91%
Expenses net of voluntary waivers, if any	88%	.91%	.96%	.95%	.91%
Expenses net of all reductions	85%	.88%	.88%	.90%	.89%
Net investment income (loss)	18%	.14%	.37%	.11%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,698	$ 20,358	$ 23,364	$ 35,923	$ 45,200
Portfolio turnover rate	71%	60%	120%	167%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Health Care A-104

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryfor-wards and losses deferred due to wash sales and excise tax regulations.

A-105

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 180,660,922
Unrealized depreciation	(12,288,783)
Net unrealized appreciation (depreciation)	168,372,139
Capital loss carryforward	(25,340,648)

Cost for federal income tax purposes	$ 635,749,986

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $537,295,495 and $668,685,843, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$283,018	$520
Class T	25%	.25%	1,181,016	7,912
Class B	75%	.25%	2,707,471	2,032,380
Class C	75%	.25%	1,250,715	102,040

			$5,422,220	$2,142,852

Health Care

A-106

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$45,779
Class T	30,312
Class B*	683,940
Class C*	18,704
$778,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$455,830.40
Class T	950,840.40
Class B	1,100,688.41
Class C	419,992.34
Institutional Class	47,213.24

	$2,974,563

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $261,668 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,896 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

A-107

Annual Report

Notes to Financial Statements - continued 7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $209,473 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 2,117

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	2,249,275		1,326,830	$ 46,669,256	$25,583,854
Shares redeemed	(1,695,541)		(1,754,987)	(34,388,787)	(33,233,576)
Net increase (decrease)	553,734		(428,157)	$ 12,280,469	$(7,649,722)
Class T
Shares sold	1,442,910		2,113,234	$ 29,136,425	$40,035,265
Shares redeemed	(3,703,075)		(3,681,338)	(73,845,453)	(68,961,682)
Net increase (decrease)	(2,260,165)		(1,568,104)	$ (44,709,028)	$(28,926,417)
Class B
Shares sold	688,188		1,131,221	$ 13,318,322	$20,552,323
Shares redeemed	(4,265,630)		(3,413,291)	(81,968,667)	(61,904,937)
Net increase (decrease)	(3,577,442)		(2,282,070)	$ (68,650,345)	$(41,352,614)
Class C
Shares sold	718,291		865,725	$ 14,077,610	$15,749,574
Shares redeemed	(1,900,462)		(2,225,887)	(36,319,943)	(40,266,820)
Net increase (decrease)	(1,182,171)		(1,360,162)	$ (22,242,333)	$(24,517,246)
Institutional Class
Shares sold	80,685		122,545	$ 1,707,265	$2,394,261
Shares redeemed	(297,641)		(324,350)	(6,153,652)	(6,296,427)
Net increase (decrease)	(216,956)		(201,805)	$ (4,446,387)	$(3,902,166)

Health Care

A-108

Advisor Natural Resources Fund — Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Institutional Class	43.21%	14.06%	12.69%

$10,000 Over Past 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund — Institutional Class on July 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-109

Annual Report

Advisor Natural Resources Fund — Institutional Class

Management’s Discussion of Fund Performance

Comments from Matthew Friedman, Portfolio Manager of Fidelity® Advisor Natural Resources Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, the fund’s Institutional Class shares returned 43.21%, outpacing both the Goldman Sachs® Natural Resources Index, which returned 40.48%, and the S&P 500®. The fund’s outperformance was driven by oil prices, which remained historically high throughout the period. Overweighting refining stocks compared to the sector index helped quite a bit, led by positions in Premcor, Holly Corporation and Valero Energy, the latter of which I sold. Also, oil rig equipment supplier Varco International, which merged with National Oilwell during the period, benefited from increased rig construction. Relatively large positions in oil and gas exploration companies Frontier Oil, Quicksilver Resources and Range Resources generated gains versus the sector index as well. Finally, the fund experienced significantly increased turnover during the period as a larger-than-usual number of attractive trading opportunities arose in response to the market’s volatility. On the other hand, investments in gold producer Newmont Mining and Apex Silver Mines were disappointing. Also, our holdings in Smurfit-Stone Container underperformed in response to margin pressures. Lastly, underweighting exploration and production stocks Unocal, EOG Resources, Talisman Energy and Burlington Resources — all index components — detracted from relative performance when margin pressures failed to materialize and the stocks performed well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Natural Resources

A-110

Advisor Natural Resources Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,255.50	$6.88
HypotheticalA	$ 1,000.00	$1,018.70	$6.16
Class T
Actual	$ 1,000.00	$1,254.50	$7.99
HypotheticalA	$ 1,000.00	$1,017.70	$7.15
Class B
Actual	$ 1,000.00	$1,251.30	$11.00
HypotheticalA	$ 1,000.00	$1,015.03	$9.84
Class C
Actual	$ 1,000.00	$1,251.20	$10.83
HypotheticalA	$ 1,000.00	$1,015.17	$9.69
Institutional Class
Actual	$ 1,000.00	$1,257.80	$4.98
HypotheticalA	$ 1,000.00	$1,020.38	$4.46

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.23%
Class T	1.43%
Class B	1.97%
Class C	1.94%
Institutional Class	89%

A-111 A-111

Annual Report

Advisor Natural Resources Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	5.2	0.9
ConocoPhillips	5.1	6.3
Schlumberger Ltd. (NY Shares)	5.0	3.7
BP PLC sponsored ADR	4.9	7.5
Halliburton Co.	4.3	4.8
Premcor, Inc.	3.8	0.9
Newmont Mining Corp.	3.4	3.7
Smith International, Inc.	3.3	2.7
Exxon Mobil Corp.	2.7	7.8
Alcoa, Inc.	2.2	2.3
	39.9

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Natural Resources A-112

Advisor Natural Resources Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 99.5%
	Shares	Value (Note 1)

CHEMICALS – 0.5%
Diversified Chemicals – 0.5%
Ashland, Inc.	43,000	$ 2,642,350
COMMERCIAL SERVICES & SUPPLIES – 0.3%
Human Resource & Employment Services – 0.3%
CDI Corp.	58,300	1,432,431
CONSTRUCTION & ENGINEERING – 1.0%
Construction & Engineering – 1.0%
Chicago Bridge & Iron Co. NV (NY
Shares)	207,200	5,791,240
CONTAINERS & PACKAGING – 1.4%
Paper Packaging – 1.4%
Packaging Corp. of America	2,000	42,500
Smurfit-Stone Container Corp. (a)	635,175	7,704,673
		7,747,173

ELECTRICAL EQUIPMENT – 0.2%
Electrical Components & Equipment – 0.2%
Hydrogenics Corp. (a)	310,576	1,105,984
Heavy Electrical Equipment – 0.0%
Areva (investment certificates)	100	46,803

TOTAL ELECTRICAL EQUIPMENT		1,152,787

ENERGY EQUIPMENT & SERVICES – 33.0%
Oil & Gas Drilling – 6.2%
Cathedral Energy Services Income Trust .	45,900	315,285
Diamond Offshore Drilling, Inc.	23,300	1,329,498
ENSCO International, Inc.	2,100	84,798
GlobalSantaFe Corp.	218,400	9,825,816
Helmerich & Payne, Inc.	200	11,424
Nabors Industries Ltd. (a)	50,200	3,285,590
Noble Corp.	108,300	7,275,594
Patterson-UTI Energy, Inc.	17,500	574,525
Precision Drilling Corp. (a)	114,500	4,846,155
Pride International, Inc. (a)	157,000	4,085,140
Rowan Companies, Inc.	32,100	1,096,536
Transocean, Inc. (a)	26,100	1,472,823
		34,203,184
Oil & Gas Equipment & Services – 26.8%
Baker Hughes, Inc.	213,450	12,068,463
BJ Services Co.	155,800	9,502,242
Cooper Cameron Corp. (a)	53,700	3,811,626
Grant Prideco, Inc. (a)	246,500	7,912,650
Halliburton Co.	426,800	23,922,140
Hornbeck Offshore Services, Inc. (a)	53,800	1,608,620
Hydril Co. (a)	8,900	571,024
Lone Star Technologies, Inc. (a)	22,800	1,163,484
Maverick Tube Corp. (a)	76,800	2,547,456
National Oilwell Varco, Inc. (a)	552,932	28,945,990
Newpark Resources, Inc. (a)	67,900	574,434

	Shares	Value (Note 1)
NS Group, Inc. (a)	124,000	$ 5,263,800
Pason Systems, Inc.	35,800	704,684
RPC, Inc.	2,500	48,725
Schlumberger Ltd. (NY Shares)	333,700	27,944,038
Smith International, Inc.	269,000	18,275,860
Superior Well Services, Inc.	1,800	32,976
Weatherford International Ltd. (a)	64,200	4,062,576
		148,960,788

TOTAL ENERGY EQUIPMENT & SERVICES		183,163,972

FOOD PRODUCTS – 0.0%
Agricultural Products – 0.0%
Global Bio-Chem Technology Group Co.
Ltd.	102,000	51,173
GAS UTILITIES – 0.5%
Gas Utilities – 0.5%
Questar Corp.	36,400	2,554,552
IT SERVICES – 0.0%
IT Consulting & Other Services – 0.0%
Telvent GIT SA	28,300	306,461
MACHINERY – 0.6%
Construction & Farm Machinery & Heavy Trucks – 0.6%
Bucyrus International, Inc. Class A	76,700	3,268,954
MARINE – 0.0%
Marine – 0.0%
Odfjell ASA (A Shares)	6,850	140,376
METALS & MINING – 10.4%
Aluminum – 2.3%
Alcan, Inc.	1,300	43,958
Alcoa, Inc.	443,200	12,431,760
Aleris International, Inc. (a)	21,200	484,844
Century Aluminum Co. (a)	2,500	61,175
		13,021,737
Diversified Metals & Mining – 2.4%
Falconbridge Ltd.	115,100	2,373,729
Freeport-McMoRan Copper & Gold, Inc.
Class B	1,997	80,439
Grupo Mexico SA de CV Series B	618,415	1,057,539
Phelps Dodge Corp.	19,500	2,075,775
RTI International Metals, Inc. (a)	44,000	1,514,480
Teck Cominco Ltd. Class B (sub. vtg.)	100,500	3,843,190
Titanium Metals Corp. (a)(d)	33,000	2,113,650
		13,058,802
Gold – 4.1%
Alamos Gold, Inc. (a)	253,700	938,670
Goldcorp, Inc.	117,500	1,909,789
Kinross Gold Corp. (a)	200,400	1,106,468
Newmont Mining Corp.	506,900	19,034,095
		22,989,022

See accompanying notes which are an integral part of the financial statements.

A-113

Annual Report

Advisor Natural Resources Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

METALS & MINING – CONTINUED
Precious Metals & Minerals – 1.2%
Apex Silver Mines Ltd. (a)(d)	197,800	$ 2,745,464
Industrias Penoles SA de CV	674,800	3,153,652
Stillwater Mining Co. (a)	71,600	584,256
		6,483,372
Steel – 0.4%
Companhia Vale do Rio Doce sponsored
ADR	2,400	78,144
IPSCO, Inc.	5,900	317,757
Usinas Siderurgicas de Minas Gerais SA
(Usiminas) (PN-A)	93,500	1,670,413
		2,066,314

TOTAL METALS & MINING		57,619,247

OIL, GAS & CONSUMABLE FUELS – 50.0%
Coal & Consumable Fuels – 6.5%
Arch Coal, Inc.	21,100	1,201,012
Cameco Corp.	184,800	8,677,381
CONSOL Energy, Inc.	158,100	10,649,616
Massey Energy Co.	117,400	5,077,550
Peabody Energy Corp.	155,700	10,235,718
USEC, Inc.	2,300	36,087
		35,877,364
Integrated Oil & Gas – 17.7%
Amerada Hess Corp.	58,400	6,883,024
BG Group PLC sponsored ADR	99,100	4,129,497
BP PLC sponsored ADR	412,948	27,205,014
Chevron Corp.	1,336	77,501
ConocoPhillips	453,398	28,378,181
ENI Spa sponsored ADR	300	42,420
Exxon Mobil Corp.	255,160	14,990,650
Marathon Oil Corp.	11,527	672,716
Occidental Petroleum Corp.	123,800	10,186,264
OMV AG	25,000	1,164,000
Total SA sponsored ADR	37,400	4,675,000
		98,404,267
Oil & Gas Exploration & Production – 17.0%
Apache Corp.	33,600	2,298,240
Blackrock Ventures, Inc. (a)	95,100	755,767
Burlington Resources, Inc.	91,300	5,853,243
Cabot Oil & Gas Corp.	45,500	1,843,660
Canadian Natural Resources Ltd.	258,000	10,746,927
Chesapeake Energy Corp.	197,400	5,154,114
Comstock Resources, Inc. (a)	44,400	1,229,436
Denbury Resources, Inc. (a)	26,800	1,254,240
EnCana Corp.	262,564	10,823,380
Encore Acquisition Co. (a)	51,300	1,618,002

	Shares	Value (Note 1)
Energy Partners Ltd. (a)	1,500	$39,690
Forest Oil Corp. (a)	184,000	8,235,840
Gastar Exploration Ltd. (a)	294,900	794,846
Newfield Exploration Co. (a)	66,800	2,838,332
Nexen, Inc.	1,800	66,716
Noble Energy, Inc.	5,200	429,052
Norsk Hydro ASA sponsored ADR	20,600	1,951,644
Petroleum Development Corp. (a)	44,700	1,673,568
Pioneer Natural Resources Co.	124,300	5,385,919
Plains Exploration & Production Co. (a) .	246,400	9,498,720
Pogo Producing Co.	1,600	88,048
Quicksilver Resources, Inc. (a)	133,950	5,674,122
Range Resources Corp.	200,300	6,117,162
Southwestern Energy Co. (a)	6,100	336,171
Talisman Energy, Inc.	14,000	613,926
Ultra Petroleum Corp. (a)	208,900	7,921,488
Unocal Corp.	19,700	1,277,545
		94,519,798
Oil & Gas Refining & Marketing – 7.8%
Frontier Oil Corp.	163,500	4,581,270
Giant Industries, Inc. (a)	45,900	1,800,198
Holly Corp.	53,100	2,486,142
Neste Oil Oyj	81,100	2,254,793
Polski Koncern Naftowy Orlen SA	68,500	1,104,592
Premcor, Inc.	276,300	21,175,632
Sunoco, Inc.	42,900	5,393,817
Tesoro Corp.	83,000	4,002,260
Tupras-Turkiye Petrol Rafinerileri AS	30,000	438,947
		43,237,651
Oil & Gas Storage & Transport – 1.0%
El Paso Corp.	210,500	2,526,000
OMI Corp.	113,700	2,050,011
Williams Companies, Inc.	40,500	860,220
		5,436,231

TOTAL OIL, GAS & CONSUMABLE FUELS		277,475,311

PAPER & FOREST PRODUCTS – 1.6%
Forest Products – 0.0%
Canfor Corp. (a)	2,629	30,706
Sino-Forest Corp. (a)	151,600	340,507
		371,213
Paper Products – 1.6%
Georgia-Pacific Corp.	84,500	2,885,675
MeadWestvaco Corp.	88,000	2,571,360
Votorantim Celulose e Papel SA
sponsored ADR (non-vtg.)	269,900	3,252,295
		8,709,330

TOTAL PAPER & FOREST PRODUCTS		9,080,543

TOTAL COMMON STOCKS
(Cost $394,778,298)		552,426,570

See accompanying notes which are an integral part of the financial statements.

Natural Resources A-114

Money Market Funds — 3.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)	14,125,070	$ 14,125,070
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	3,173,750	3,173,750
TOTAL MONEY MARKET FUNDS
(Cost $17,298,820)		17,298,820
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $412,077,118)		569,725,390

NET OTHER ASSETS – (2.6)%		(14,295,721)
NET ASSETS – 100%		$ 555,429,669
Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	69.9%
Canada	10.5%
United Kingdom	5.7%
Netherlands Antilles	5.0%
Cayman Islands	3.6%
Netherlands	1.0%
Others (individually less than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

A-115

Annual Report

Advisor Natural Resources Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (includ-
ing securities loaned of $3,202,875)
(cost $412,077,118) — See accompa-
nying schedule		$569,725,390
Cash		1,498
Receivable for investments sold		1,211,795
Receivable for fund shares sold		1,251,961
Dividends receivable		192,255
Interest receivable		29,893
Prepaid expenses		586
Other affiliated receivables		50,036
Other receivables		156,132
Total assets		572,619,546
Liabilities
Payable for investments purchased	$5,152,799
Payable for fund shares redeemed	8,146,391
Accrued management fee	257,822
Distribution fees payable	273,402
Other affiliated payables	141,407
Other payables and accrued expenses	44,306
Collateral on securities loaned, at value .	3,173,750
Total liabilities		17,189,877
Net Assets		$555,429,669
Net Assets consist of:
Paid in capital		$339,114,603
Accumulated net investment loss		(1,571)
Accumulated undistributed net realized
gain (loss) on investments and foreign
currency transactions		58,668,704
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		157,647,933
Net Assets		$555,429,669
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($90,342,018 ÷
2,207,045 shares)		$40.93
Maximum offering price per share
(100/94.25 of $40.93)		$43.43
Class T:
Net Asset Value and redemption price
per share ($280,820,453 ÷
6,772,961 shares)		$41.46
Maximum offering price per share
(100/96.50 of $41.46)		$42.96
Class B:
Net Asset Value and offering price per
share ($102,002,599 ÷ 2,557,242
shares)A		$39.89
Class C:
Net Asset Value and offering price per
share ($72,831,974 ÷ 1,816,197
shares)A		$40.10
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($9,432,625 ÷ 225,858 shares)		$41.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$5,686,172
Interest		219,270
Security lending		48,874
Total income		5,954,316
Expenses
Management fee	$2,474,768
Transfer agent fees	1,288,005
Distribution fees	2,633,663
Accounting and security lending
fees	178,657
Independent trustees’ compensation	2,280
Custodian fees and expenses	42,678
Registration fees	75,213
Audit	45,494
Legal	1,403
Interest	572
Miscellaneous	7,930
Total expenses before reductions	6,750,663
Expense reductions	(224,870)	6,525,793

Net investment income (loss)		(571,477)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	75,630,265
Investment not meeting investment
restrictions	(32,785)
Foreign currency transactions	(94,327)
Payment from investment advisor
for loss on investment not meet-
ing investment restrictions	32,785
Total net realized gain (loss)		75,535,938
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	81,246,405
Assets and liabilities in foreign
currencies	(334)
Total change in net unrealized ap-
preciation (depreciation)		81,246,071
Net gain (loss)		156,782,009
Net increase (decrease) in net as-
sets resulting from operations		$156,210,532

See accompanying notes which are an integral part of the financial statements.

Natural Resources A-116

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (571,477)	$(91,145)
Net realized gain (loss)	75,535,938	23,859,151
Change in net unrealized appreciation (depreciation)	81,246,071	63,349,686
Net increase (decrease) in net assets resulting from operations	156,210,532	87,117,692
Distributions to shareholders from net investment income	(316,454)	(681,969)
Distributions to shareholders from net realized gain	(5,002,969)	—
Total distributions	(5,319,423)	(681,969)
Share transactions -- net increase (decrease)	49,200,390	16,197,507
Redemption fees	77,479	51,991
Total increase (decrease) in net assets	200,168,978	102,685,221

Net Assets
Beginning of period	355,260,691	252,575,470
End of period (including accumulated net investment loss of $1,571 and accumulated net investment loss of $82,794,
respectively)	$ 555,429,669	$355,260,691

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07
Income from Investment Operations
Net investment income (loss)C	06.07		.13	.15	.19
Net realized and unrealized gain (loss)	12.21	7.50	1.30	(4.36)	2.34
Total from investment operations	12.27	7.57	1.43	(4.21)	2.53
Distributions from net investment income	(.06)	(.10)	(.11)	(.18)	(.19)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.47)	(.10)	(.11)	(1.88)	(.19)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42
Total ReturnA,B	42.69%	35.08%	7.07%	(16.92)%	10.56%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of voluntary waivers, if any	1.25%	1.30%	1.36%	1.28%	1.23%
Expenses net of all reductions	1.19%	1.29%	1.32%	1.24%	1.18%
Net investment income (loss)	19%	.28%	.63%	.64%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,342	$ 44,315	$ 21,798	$ 21,993	$ 21,849
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-117 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Income from Investment Operations
Net investment income (loss)C	—E	.03	.10	.11	.14
Net realized and unrealized gain (loss)	12.37	7.60	1.32	(4.42)	2.36
Total from investment operations	12.37	7.63	1.42	(4.31)	2.50
Distributions from net investment income	(.03)	(.08)	(.06)	(.11)	(.13)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.44)	(.08)	(.06)	(1.81)	(.13)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Total ReturnA,B	42.41%	34.82%	6.91%	(17.07)%	10.32%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of voluntary waivers, if any	1.44%	1.48%	1.50%	1.45%	1.41%
Expenses net of all reductions	1.39%	1.47%	1.47%	1.41%	1.37%
Net investment income (loss)	(.01)%	.10%	.48%	.47%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,820	$ 201,187	$ 155,249	$ 174,670	$ 253,062
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Income from Investment Operations
Net investment income (loss)C	(.18)	(.11)	(.01)	(.02)	(.01)
Net realized and unrealized gain (loss)	11.93	7.37	1.27	(4.29)	2.31
Total from investment operations	11.75	7.26	1.26	(4.31)	2.30
Distributions from net investment income	—	—	—	(.01)	(.04)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.41)	—	—	(1.71)	(.04)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Total ReturnA,B	41.66%	34.12%	6.29%	(17.51)%	9.72%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of voluntary waivers, if any	1.98%	2.02%	2.06%	2.00%	1.95%
Expenses net of all reductions	1.93%	2.01%	2.02%	1.95%	1.91%
Net investment income (loss)	(.55)%	(.44)%	(.07)%	(.07)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,003	$ 68,347	$ 50,833	$ 58,656	$ 83,243
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Natural Resources A-118

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Income from Investment Operations
Net investment income (loss)C	(.17)	(.10)	—E	(.01)	—E
Net realized and unrealized gain (loss)	11.99	7.40	1.28	(4.32)	2.32
Total from investment operations	11.82	7.30	1.28	(4.33)	2.32
Distributions from net investment income	—	—	—	(.02)	(.06)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.41)	—	—	(1.72)	(.06)
Redemption fees added to paid in capitalC	01	—E	—E	—E	.01
Net asset value, end of period	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Total ReturnA,B	41.70%	34.14%	6.37%	(17.52)%	9.76%
Ratios to Average Net AssetsD
Expenses before expense reductions	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of voluntary waivers, if any	1.94%	1.99%	2.01%	1.96%	1.92%
Expenses net of all reductions	1.89%	1.97%	1.97%	1.92%	1.87%
Net investment income (loss)	(.51)%	(.41)%	(.02)%	(.03)%	— %
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,832	$ 37,206	$ 22,044	$ 24,201	$ 29,699
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Income from Investment Operations
Net investment income (loss)B	19.18		.22	.23	.28
Net realized and unrealized gain (loss)	12.44	7.62	1.32	(4.43)	2.37
Total from investment operations	12.63	7.80	1.54	(4.20)	2.65
Distributions from net investment income	(.11)	(.19)	(.18)	(.25)	(.27)
Distributions from net realized gain	(.41)	—	—	(1.70)	—
Total distributions	(.52)	(.19)	(.18)	(1.95)	(.27)
Redemption fees added to paid in capitalB	01	—D	—D	—D	.01
Net asset value, end of period	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Total ReturnA	43.21%	35.60%	7.51%	(16.64)%	10.90%
Ratios to Average Net AssetsC
Expenses before expense reductions	89%	.90%	.95%	.93%	.88%
Expenses net of voluntary waivers, if any	89%	.90%	.95%	.93%	.88%
Expenses net of all reductions	84%	.89%	.91%	.89%	.84%
Net investment income (loss)	54%	.68%	1.04%	.99%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,433	$ 4,206	$ 2,652	$ 4,938	$ 6,960
Portfolio turnover rate	125%	40%	41%	85%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
D Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-119

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Natural Resources

A-120

1. Significant Accounting Policies - continued Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 161,536,802
Unrealized depreciation	(4,781,166)
Net unrealized appreciation (depreciation)	156,755,636
Undistributed ordinary income	14,986,118
Undistributed long-term capital gain	38,055,302

Cost for federal income tax purposes	$ 412,969,754

The tax character of distributions paid was as follows:
	July 31, 2005	July 31, 2004
Ordinary Income	$316,454	$681,969
Long-term Capital Gains	5,002,969
Total	$5,319,423	$681,969

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $581,829,842 and $530,005,208, respec tively. The fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the fund’s investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was ..57% of the fund’s average net assets.

A-121

Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$153,254	$165
Class T	25%	.25%	1,158,870	14,728
Class B	75%	.25%	808,847	606,708
Class C	75%	.25%	512,692	148,221

			$2,633,663	$769,822

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$119,277
Class T	54,948
Class B*	176,691
Class C*	10,805
$361,721

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$207,874.34
Class T	655,816.28
Class B	262,058.32
Class C	146,762.29
Institutional Class	15,495.24

	$1,288,005

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $326,287 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,202 for the period.

Natural Resources

A-122

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily Loan	Weighted Average	(included in
Borrower or Lender	Balance	Interest Rate	interest income)	Interest Expense
Borrower	$ 1,718,800	2.40%	—	$572

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $224,498 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $372.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$ 99,736	$99,224
Class T	195,831	560,230
Institutional Class	20,887	22,515
Total	$ 316,454	$681,969
From net realized gain
Class A	$ 681,527	$—
Class T	2,676,352	—
Class B	974,727	—
Class C	592,512	—
Institutional Class	77,851	—
Total	$ 5,002,969	$—

A-123

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

		Shares		Dollars
Years ended July 31,	2005	2004	2005	2004
Class A
Shares sold	1,253,753	879,939	$ 43,103,050	$ 23,517,820
Reinvestment of distributions	23,046	3,715	714,182	87,332
Shares redeemed	(591,542)	(368,575)	(19,723,914)	(9,483,597)
Net increase (decrease)	685,257	515,079	$ 24,093,318	$ 14,121,555
Class T
Shares sold	1,803,813	1,119,622	$ 62,397,322	$ 29,514,297
Reinvestment of distributions	85,233	22,018	2,678,882	522,475
Shares redeemed	(1,932,106)	(1,393,256)	(66,301,961)	(36,120,583)
Net increase (decrease)	(43,060)	(251,616)	$ (1,225,757)	$ (6,083,811)
Class B
Shares sold	949,870	634,362	$ 31,871,038	$ 16,119,361
Reinvestment of distributions	27,043	—	820,469	—
Shares redeemed	(814,770)	(627,931)	(26,808,279)	(16,075,114)
Net increase (decrease)	162,143	6,431	$ 5,883,228	$44,247
Class C
Shares sold	999,959	581,963	$ 33,826,711	$ 15,409,819
Reinvestment of distributions	15,581	—	475,225	—
Shares redeemed	(496,487)	(315,706)	(16,702,359)	(7,916,650)
Net increase (decrease)	519,053	266,257	$ 17,599,577	$7,493,169
Institutional Class
Shares sold	134,272	62,791	$ 4,562,121	$1,688,343
Reinvestment of distributions	2,107	613	66,476	14,771
Shares redeemed	(52,414)	(41,908)	(1,778,573)	(1,080,767)
Net increase (decrease)	83,965	21,496	$ 2,850,024	$622,347

Natural Resources

A-124

Advisor Technology Fund

Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31,	Past 1	Past 5	Life of
2005	year	years	fundA
Institutional Class	16.73%	--13.68%	8.60%

A From September 3, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Technology Fund — Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-125

Annual Report

Advisor Technology Fund

Institutional Class

Management’s Discussion of Fund Performance

Comments from Charlie Chai, Portfolio Manager of Fidelity® Advisor Technology Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Institutional Class shares returned 16.73%, beating the 11.63% gain of the Goldman Sachs® Technology Index. The fund also bested the S&P 500®. My stock selection in computer hardware, Internet portals/content, and computer storage and peripherals was particularly helpful to performance. Internet search engine provider Google was the top contributor in absolute terms and relative to the sector index, as analysts kept raising their earnings estimates for the company. In the case of Apple Computer, investors were attracted primarily by the continued strong sales of the company’s iPod portable digital music player. EMC also provided a nice boost to both absolute and relative returns. Holding back the fund’s performance to some extent was unfavorable stock selection in communications equipment, where the fund’s position in Avaya hurt both absolute and relative performance. The purveyor of VoIP (Voice over Internet Protocol) infrastructure equipment experienced difficulties in executing a recent sales reorganization and badly missed earnings targets for its fiscal second quarter ending March 31, 2005. Semiconductor maker Integrated Circuit Systems also hurt performance by both absolute and relative measures. Weak demand in the company’s digital consumer electronics and communications business hampered its financial results.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Technology

A-126

Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,089.70	$6.84
HypotheticalA	$ 1,000.00	$1,018.25	$6.61
Class T
Actual	$ 1,000.00	$1,088.40	$8.18
HypotheticalA	$ 1,000.00	$1,016.96	$7.90
Class B
Actual	$ 1,000.00	$1,086.20	$10.66
HypotheticalA	$ 1,000.00	$1,014.58	$10.29
Class C
Actual	$ 1,000.00	$1,085.80	$10.71
HypotheticalA	$ 1,000.00	$1,014.53	$10.34
Institutional Class
Actual	$ 1,000.00	$1,092.80	$4.83
HypotheticalA	$ 1,000.00	$1,020.18	$4.66

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.32%
Class T	1.58%
Class B	2.06%
Class C	2.07%
Institutional Class	93%

A-127 A-127

Annual Report

Advisor Technology Fund Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Juniper Networks, Inc.	7.1	3.1
Research In Motion Ltd.	6.8	1.4
QUALCOMM, Inc.	6.6	4.3
Nokia Corp. sponsored ADR	6.3	1.9
EMC Corp.	4.7	3.9
eBay, Inc.	3.0	1.2
Google, Inc. Class A (sub. vtg.)	2.9	1.6
Microsoft Corp.	2.7	1.5
Apple Computer, Inc.	2.4	3.0
AU Optronics Corp. sponsored
ADR	2.0	0.5
	44.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Technology A-128

Advisor Technology Fund

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks — 98.9%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 37.9%
Communications Equipment – 37.9%
ADC Telecommunications, Inc. (a)	159,614	$ 4,172,310
Andrew Corp. (a)	562,500	6,181,875
AudioCodes Ltd. (a)	1,055,300	9,592,677
Avaya, Inc. (a)	506,100	5,228,013
Carrier Access Corp. (a)	161,100	853,830
CIENA Corp. (a)	3,157,200	7,072,128
Comverse Technology, Inc. (a)	264,300	6,684,147
Corning, Inc. (a)	606,500	11,553,825
Extreme Networks, Inc. (a)	155,000	740,900
F5 Networks, Inc. (a)	398,800	16,821,384
Foxconn International Holdings Ltd.	130,000	107,029
Harris Corp.	3,200	118,624
ITF Optical Technologies, Inc. Series A (e)	34,084	0
Ixia (a)	202,900	4,005,246
Juniper Networks, Inc. (a)	2,626,846	63,018,035
Motorola, Inc.	638,300	13,519,194
MRV Communications, Inc. (a)	584,600	1,245,198
NMS Communications Corp. (a)	151,180	509,477
Nokia Corp. sponsored ADR	3,516,200	56,083,390
OZ Optics Ltd. unit (a)(e)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	335,300	3,845,891
QUALCOMM, Inc.	1,483,700	58,591,313
Redback Networks, Inc. (a)	177,818	1,474,111
Research In Motion Ltd. (a)	856,700	60,581,603
Sonus Networks, Inc. (a)	887,500	4,295,500
		337,298,700

COMPUTERS & PERIPHERALS – 10.5%
Computer Hardware – 2.9%
Apple Computer, Inc. (a)	495,500	21,133,075
Avid Technology, Inc. (a)	110,700	4,555,305
Palm, Inc. (a)	14,600	416,684
		26,105,064
Computer Storage & Peripherals – 7.6%
Advanced Digital Information Corp. (a) .	228,000	1,819,440
Brocade Communications Systems,
Inc. (a)	4,200	18,816
EMC Corp. (a)	3,028,172	41,455,675
McDATA Corp. Class A (a)	365,900	1,770,956
Network Appliance, Inc. (a)	474,900	12,114,699
SanDisk Corp. (a)	268,200	9,070,524
Synaptics, Inc. (a)	85,500	1,355,175
		67,605,285

TOTAL COMPUTERS & PERIPHERALS		93,710,349

ELECTRICAL EQUIPMENT – 0.6%
Electrical Components & Equipment – 0.6%
Evergreen Solar, Inc. (a)(d)	738,800	5,208,540

	Shares	Value (Note 1)

ELECTRONIC EQUIPMENT & INSTRUMENTS – 8.5%
Electronic Equipment & Instruments – 5.5%
Aeroflex, Inc. (a)	123,300	$ 1,193,544
Agilent Technologies, Inc. (a)	183,000	4,801,920
Applied Films Corp. (a)	99,100	2,603,357
AU Optronics Corp.:
ADR (a)	91,600	1,452,776
sponsored ADR (d)	1,144,064	18,144,855
LG.Philips LCD Co. Ltd. sponsored ADR .	85,100	1,959,002
Photon Dynamics, Inc. (a)	705,400	13,356,749
Samsung SDI Co. Ltd.	22,100	2,202,874
Vishay Intertechnology, Inc. (a)	244,200	3,423,684
		49,138,761
Electronic Manufacturing Services – 1.7%
Hon Hai Precision Industries Co. Ltd.	1,252,713	7,035,947
KEMET Corp. (a)	336,700	2,821,546
Molex, Inc.	81,600	2,304,384
TTM Technologies, Inc. (a)	204,900	1,452,741
Xyratex Ltd. (a)	93,027	1,558,202
		15,172,820
Technology Distributors – 1.3%
Arrow Electronics, Inc. (a)	145,100	4,355,902
Avnet, Inc. (a)	173,400	4,539,612
Ingram Micro, Inc. Class A (a)	112,400	2,095,136
		10,990,650

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		75,302,231

HOUSEHOLD DURABLES – 0.2%
Consumer Electronics – 0.2%
ReignCom Ltd.	24,592	370,094
Thomson SA	68,900	1,562,221
		1,932,315

INTERNET & CATALOG RETAIL – 3.3%
Internet Retail – 3.3%
eBay, Inc. (a)	647,200	27,040,016
Overstock.com, Inc. (a)(d)	49,100	2,125,539
		29,165,555

INTERNET SOFTWARE & SERVICES – 7.1%
Internet Software & Services – 7.1%
Akamai Technologies, Inc. (a)	155,700	2,377,539
AsiaInfo Holdings, Inc. (a)	120,000	655,200
Google, Inc. Class A (sub. vtg.)	88,700	25,524,312
Marchex, Inc. Class B (a)(d)	300,700	4,940,501
Openwave Systems, Inc. (a)	661,166	12,264,629
VeriSign, Inc. (a)	157,400	4,141,194
Yahoo!, Inc. (a)	405,660	13,524,704
		63,428,079

See accompanying notes which are an integral part of the financial statements.

A-129 Annual Report

Advisor Technology Fund Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

IT SERVICES – 1.8%
Data Processing & Outsourced Services – 1.0%
Affiliated Computer Services, Inc.
Class A (a)	66,500	$3,323,005
Paychex, Inc.	156,700	5,470,397
		8,793,402
IT Consulting & Other Services – 0.8%
Accenture Ltd. Class A (a)	189,900	4,755,096
Kanbay International, Inc.	116,000	2,570,560
		7,325,656

TOTAL IT SERVICES		16,119,058

OFFICE ELECTRONICS – 0.2%
Office Electronics – 0.2%
Zebra Technologies Corp. Class A (a)	49,700	1,938,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 14.5%
Semiconductor Equipment – 2.8%
Amkor Technology, Inc. (a)	564,700	2,631,502
ASE Test Ltd. (a)	804,900	5,594,055
ASML Holding NV (NY Shares) (a)	190,300	3,349,280
ATMI, Inc. (a)	87,300	2,778,759
Axcelis Technologies, Inc. (a)	94,600	653,686
Credence Systems Corp. (a)	274,300	2,987,127
Lam Research Corp. (a)	30,200	859,190
Teradyne, Inc. (a)	324,900	5,045,697
Varian Semiconductor Equipment
Associates, Inc. (a)	23,700	984,024
		24,883,320
Semiconductors – 11.7%
Altera Corp. (a)	298,200	6,521,634
Analog Devices, Inc.	109,700	4,300,240
Applied Micro Circuits Corp. (a)	1,576,800	4,746,168
ATI Technologies, Inc. (a)	406,400	5,118,380
Atmel Corp. (a)	648,794	1,518,178
Cambridge Display Technologies, Inc.	61,700	510,876
Cypress Semiconductor Corp. (a)	323,000	4,638,280
Exar Corp. (a)	61,000	971,425
Fairchild Semiconductor International,
Inc. (a)	271,800	4,582,548
Freescale Semiconductor, Inc.:
Class A	205,100	5,234,152
Class B	87,180	2,244,885
Intel Corp.	73,100	1,983,934
Intersil Corp. Class A	237,100	4,592,627
Linear Technology Corp.	164,600	6,396,356
Marvell Technology Group Ltd. (a)	92,200	4,028,218
Maxim Integrated Products, Inc.	155,400	6,506,598
Microchip Technology, Inc.	56,500	1,755,455
Micron Technology, Inc. (a)	76,600	910,008
Mindspeed Technologies, Inc. (a)	2,272,400	3,249,532
National Semiconductor Corp.	249,100	6,155,261

	Shares	Value (Note 1)
O2Micro International Ltd. (a)	115,200	$ 1,976,832
ON Semiconductor Corp. (a)	320,300	1,841,725
Semiconductor Manufacturing
International Corp.
sponsored ADR (a)(d)	126,600	1,354,620
Silicon Image, Inc. (a)	40,600	479,892
Siliconware Precision Industries Co. Ltd.
sponsored ADR (d)	270,067	1,407,049
STATS ChipPAC Ltd. sponsored
ADR (a)(d)	1,178,300	8,071,355
Trident Microsystems, Inc. (a)	146,800	4,791,552
Vitesse Semiconductor Corp. (a)	974,600	2,163,612
Zoran Corp. (a)	386,477	5,565,269
		103,616,661

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		128,499,981

SOFTWARE – 14.1%
Application Software – 5.6%
Citrix Systems, Inc. (a)	284,300	6,774,869
Cognos, Inc. (a)	25,200	981,778
FileNET Corp. (a)	33,800	955,526
Hyperion Solutions Corp. (a)	61,200	2,880,072
JAMDAT Mobile, Inc. (d)	113,100	3,236,922
Kronos, Inc. (a)	22,100	1,038,700
Mercury Interactive Corp. (a)	101,300	3,988,181
Monterey Design Systems (a)(e)	34,200	0
Quest Software, Inc. (a)	501,700	7,149,225
Salesforce.com, Inc. (a)	102,900	2,423,295
Siebel Systems, Inc.	372,200	3,126,480
TIBCO Software, Inc. (a)	263,400	2,025,546
Ulticom, Inc. (a)	1,218,798	14,930,276
		49,510,870
Home Entertainment Software – 1.1%
Activision, Inc. (a)	98,200	1,997,388
Take-Two Interactive Software, Inc. (a)	104,600	2,574,206
THQ, Inc. (a)	104,500	3,655,410
UBI Soft Entertainment SA (a)(d)	33,400	1,853,166
		10,080,170
Systems Software – 7.4%
Adobe Systems, Inc.	154,700	4,585,308
Macrovision Corp. (a)	30,100	657,083
Microsoft Corp.	959,900	24,583,039
Oracle Corp. (a)	964,800	13,101,984
Red Hat, Inc. (a)	574,100	8,749,284
Symantec Corp. (a)	654,291	14,374,773
		66,051,471

TOTAL SOFTWARE		125,642,511

See accompanying notes which are an integral part of the financial statements.

Technology A-130

Common Stocks – continued
	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Wireless Telecommunication Services – 0.2%
Wireless Facilities, Inc. (a)	289,300	$ 1,863,092
TOTAL COMMON STOCKS
(Cost $842,625,183)		880,108,711
Convertible Preferred Stocks — 0.0%

COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	17,200	0
Procket Networks, Inc. Series C (a)(e)	276,000	3
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,983,808)		3
Money Market Funds — 3.6%
Fidelity Cash Central Fund, 3.31% (b)	4,341,769	4,341,769
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	27,376,650	27,376,650
TOTAL MONEY MARKET FUNDS
(Cost $31,718,419)		31,718,419
TOTAL INVESTMENT PORTFOLIO	- 102.5%
(Cost $877,327,410)		911,827,133

NET OTHER ASSETS – (2.5)%		(21,980,095)
NET ASSETS – 100%		$ 889,847,038
Legend
(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,003,003 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$1,711,500
Monterey Design Systems	11/1/00	$1,795,500
OZ Optics Ltd. unit	8/18/00	$1,003,680
	11/15/00 --
Procket Networks, Inc. Series C	12/26/00	$2,725,776

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	77.4%
Canada	7.6%
Finland	6.3%
Taiwan	3.8%
Bermuda	1.2%
Israel	1.1%
Others (individually less than 1%)	2.6%
100.0%

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $1,678,030,880 of which $1,178,224,097 and $499,806,783 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

A-131

Annual Report

Advisor Technology Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (in-
cluding securities loaned of
$26,248,878) (cost $877,327,410)
— See accompanying schedule		$911,827,133
Foreign currency held at value (cost
$5,367,455)		5,274,354
Receivable for investments sold		21,741,742
Receivable for fund shares sold		543,084
Dividends receivable		298,737
Interest receivable		52,681
Prepaid expenses		1,626
Other affiliated receivables		42
Other receivables		733,699
Total assets		940,473,098
Liabilities
Payable for investments purchased	$19,264,741
Payable for fund shares redeemed	2,668,253
Accrued management fee	422,831
Distribution fees payable	508,421
Other affiliated payables	344,941
Other payables and accrued expenses	40,223
Collateral on securities loaned, at value	27,376,650
Total liabilities		50,626,060
Net Assets		$889,847,038
Net Assets consist of:
Paid in capital	$2,514,888,463
Undistributed net investment income		(658)
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions	(1,659,447,405)
Net unrealized appreciation (depreci-
ation) on investments and assets and
liabilities in foreign currencies		34,406,638
Net Assets		$889,847,038
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price
per share ($144,969,918 ÷
8,971,067 shares)		$16.16
Maximum offering price per share
(100/94.25 of $16.16)		$17.15
Class T:
Net Asset Value and redemption price
per share ($315,929,739 ÷
19,896,633 shares)		$15.88
Maximum offering price per share
(100/96.50 of $15.88)		$16.46
Class B:
Net Asset Value and offering price
per share ($309,020,411 ÷
20,274,503 shares)A		$15.24
Class C:
Net Asset Value and offering price
per share ($108,287,424 ÷
7,073,073 shares)A		$15.31
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($11,639,546 ÷ 701,323 shares)		$16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$2,963,949
Special Dividends		9,090,900
Interest		307,864
Security lending		261,092
Total income		12,623,805
Expenses
Management fee	$5,255,678
Transfer agent fees	4,372,246
Distribution fees	6,420,787
Accounting and security lending
fees	330,405
Independent trustees’ compensation	4,866
Custodian fees and expenses	52,520
Registration fees	73,387
Audit	50,222
Legal	4,595
Miscellaneous	47,749
Total expenses before reductions	16,612,455
Expense reductions	(1,024,783)	15,587,672

Net investment income (loss)		(2,963,867)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	53,251,775
Foreign currency transactions	66,895
Total net realized gain (loss)		53,318,670
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	82,493,965
Assets and liabilities in foreign
currencies	(69,452)
Total change in net unrealized ap-
preciation (depreciation)		82,424,513
Net gain (loss)		135,743,183
Net increase (decrease) in net as-
sets resulting from operations		$132,779,316

See accompanying notes which are an integral part of the financial statements.

Technology A-132

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,963,867)	$(17,700,644)
Net realized gain (loss)	53,318,670	172,486,507
Change in net unrealized appreciation (depreciation)	82,424,513	(101,951,521)
Net increase (decrease) in net assets resulting from operations	132,779,316	52,834,342
Distributions to shareholders from net investment income	(3,825,456)	—
Share transactions -- net increase (decrease)	(218,784,694)	(107,215,077)
Redemption fees	52,561	148,216
Total increase (decrease) in net assets	(89,778,273)	(54,232,519)

Net Assets
Beginning of period	979,625,311	1,033,857,830
End of period (including accumulated net investment loss of $658 and accumulated net investment loss of $843,
respectively)	$ 889,847,038	$979,625,311

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23
Income from Investment Operations
Net investment income (loss)C	02D	(.17)	(.11)	(.15)	(.17)
Net realized and unrealized gain (loss)	2.24	.79	3.44	(7.58)	(16.67)
Total from investment operations	2.26	.62	3.33	(7.73)	(16.84)
Distributions from net investment income	(.08)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.63)
Total distributions	(.08)	—	—	—	(1.63)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76
Total ReturnA,B	16.20%	4.64%	33.20%	(43.52)%	(48.83)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.37%	1.44%	1.70%	1.53%	1.23%
Expenses net of voluntary waivers, if any	1.37%	1.44%	1.59%	1.51%	1.23%
Expenses net of all reductions	1.26%	1.35%	1.38%	1.43%	1.21%
Net investment income (loss)	12%D	(1.10)%	(1.03)%	(1.07)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 144,970	$ 123,389	$ 123,604	$ 101,649	$ 211,429
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.87)%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-133

Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Income from Investment Operations
Net investment income (loss)C	(.02)D	(.19)	(.14)	(.18)	(.22)
Net realized and unrealized gain (loss)	2.21	.78	3.40	(7.50)	(16.55)
Total from investment operations	2.19	.59	3.26	(7.68)	(16.77)
Distributions from net investment income	(.07)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.59)
Total distributions	(.07)	—	—	—	(1.59)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Total ReturnA,B	15.94%	4.48%	32.90%	(43.66) %	(48.96)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.60%	1.62%	1.85%	1.70%	1.43%
Expenses net of voluntary waivers, if any	1.60%	1.62%	1.83%	1.70%	1.43%
Expenses net of all reductions	1.48%	1.53%	1.63%	1.62%	1.41%
Net investment income (loss)	(.11)%D	(1.28)%	(1.28)%	(1.26)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,930	$ 363,399	$ 367,257	$ 302,657	$ 645,015
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.10)% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Income from Investment Operations
Net investment income (loss)C	(.09)D	(.27)	(.17)	(.25)	(.35)
Net realized and unrealized gain (loss)	2.12	.76	3.29	(7.32)	(16.27)
Total from investment operations	2.03	.49	3.12	(7.57)	(16.62)
Distributions from net investment income	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.50)
Total distributions	(.04)	—	—	—	(1.50)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Total ReturnA,B	15.33%	3.84%	32.37%	(43.99)%	(49.28)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.13%	2.21%	2.38%	2.28%	1.98%
Expenses net of voluntary waivers, if any	2.13%	2.21%	2.25%	2.25%	1.98%
Expenses net of all reductions	2.02%	2.12%	2.05%	2.18%	1.96%
Net investment income (loss)	(.65)%D	(1.87)%	(1.69)%	(1.81)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,020	$ 355,927	$ 391,832	$ 337,976	$ 729,518
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.64)% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Technology A-134

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Income from Investment Operations
Net investment income (loss)C	(.08)D	(.26)	(.17)	(.24)	(.33)
Net realized and unrealized gain (loss)	2.12	.77	3.30	(7.34)	(16.30)
Total from investment operations	2.04	.51	3.13	(7.58)	(16.63)
Distributions from net investment income	(.04)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.51)
Total distributions	(.04)	—	—	—	(1.51)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Total ReturnA,B	15.34%	3.98%	32.37%	(43.94)%	(49.24)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.10%	2.13%	2.28%	2.18%	1.94%
Expenses net of voluntary waivers, if any	2.10%	2.13%	2.25%	2.18%	1.94%
Expenses net of all reductions	1.99%	2.04%	2.05%	2.11%	1.91%
Net investment income (loss)	(.61)%D	(1.79)%	(1.69)%	(1.74)%	(1.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,287	$ 125,926	$ 139,654	$ 123,034	$ 269,563
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.60)% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Income from Investment Operations
Net investment income (loss)B	09C	(.09)	(.05)	(.08)	(.08)
Net realized and unrealized gain (loss)	2.30	.80	3.51	(7.67)	(16.78)
Total from investment operations	2.39	.71	3.46	(7.75)	(16.86)
Distributions from net investment income	(.11)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(1.67)
Total distributions	(.11)	—	—	—	(1.67)
Redemption fees added to paid in capitalB	—E	—E	—E	—E	—E
Net asset value, end of period	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Total ReturnA	16.73%	5.22%	34.09%	(43.30)%	(48.67)%
Ratios to Average Net AssetsD
Expenses before expense reductions	92%	.93%	.99%	1.00%	.86%
Expenses net of voluntary waivers, if any	92%	.93%	.99%	1.00%	.86%
Expenses net of all reductions	81%	.84%	.79%	.92%	.84%
Net investment income (loss)	57%C	(.59)%	(.43)%	(.56)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,640	$ 10,984	$ 11,511	$ 10,495	$ 24,084
Portfolio turnover rate	180%	105%	140%	164%	181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.42)%.
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-135

Annual Report

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Technology

A-136

1. Significant Accounting Policies - continued Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$87,313,991
Unrealized depreciation	(32,858,593)
Net unrealized appreciation (depreciation)	54,455,398
Capital loss carryforward	(1,678,030,880)

Cost for federal income tax purposes	$857,371,735

The tax character of distributions paid was as follows:
	July 31, 2005	July 31, 2004
Ordinary Income	$3,825,456	$

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,627,200,740 and $1,844,231,997, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

A-137

Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$319,926	$1,190
Class T	25%	.25%	1,676,053	6,551
Class B	75%	.25%	3,272,936	2,456,923
Class C	75%	.25%	1,151,872	72,187

			$6,420,787	$2,536,851

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$29,738
Class T	38,715
Class B*	862,387
Class C*	11,549
$942,389

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$623,348.49
Class T	1,548,292.46
Class B	1,634,038.50
Class C	534,657.46
Institutional Class	31,911.29

	$4,372,246

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $581,032 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $165,174 for the period.

Technology

A-138

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,024,495 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $288.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005		2004
From net investment income
Class A	$ 693,969	$		—
Class T	1,715,027			—
Class B	986,706			—
Class C	351,015			—
Institutional Class	78,739			—
Total	$ 3,825,456	$		—

A-139

Annual Report

Notes to Financial Statements - continued 10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	2,937,144		1,949,432	$ 43,834,461	$30,174,313
Reinvestment of distributions	41,796		—	642,405	—
Shares redeemed	(2,834,081)		(2,376,787)	(41,983,001)	(36,367,643)
Net increase (decrease)	144,859		(427,355)	$ 2,493,865	$(6,193,330)
Class T
Shares sold	3,595,175		6,284,281	$ 51,527,367	$95,617,905
Reinvestment of distributions	108,716		—	1,643,786	—
Shares redeemed	(10,218,806)		(7,757,438)	(148,664,787)	(117,704,082)
Net increase (decrease)	(6,514,915)		(1,473,157)	$ (95,493,634)	$(22,086,177)
Class B
Shares sold	690,525		1,611,188	$ 9,551,506	$23,596,499
Reinvestment of distributions	61,748		—	899,051	—
Shares redeemed	(7,334,481)		(5,460,468)	(101,949,576)	(80,101,949)
Net increase (decrease)	(6,582,208)		(3,849,280)	$ (91,499,019)	$(56,505,450)
Class C
Shares sold	609,017		1,207,664	$ 8,508,174	$17,854,754
Reinvestment of distributions	20,786		—	304,101	--
Shares redeemed	(3,019,680)		(2,652,498)	(42,215,602)	(39,082,309)
Net increase (decrease)	(2,389,877)		(1,444,834)	$ (33,403,327)	$(21,227,555)
Institutional Class
Shares sold	203,821		171,199	$ 3,156,844	$2,734,772
Reinvestment of distributions	3,961		—	62,341	—
Shares redeemed	(273,671)		(249,741)	(4,101,764)	(3,937,337)
Net increase (decrease)	(65,889)		(78,542)	$ (882,579)	$(1,202,565)

Technology

A-140

Advisor Telecommunications & Utilities Growth Fund — Institutional Class

Performance

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Institutional Class	27.88%	--4.58%	9.03%

A From September 3, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Advisor Telecommunications & Utilities Growth Fund — Institutional Class on September 3, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

A-141

Annual Report

Advisor Telecommunications & Utilities Growth Fund — Institutional Class

Management’s Discussion of Fund Performance

Comments from Brian Younger, Portfolio Manager of Fidelity® Advisor Telecommunications & Utilities Growth Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months that ended July 31, 2005, the fund’s Institutional Class shares returned 27.88% . This return was roughly in line with the Goldman Sachs® Utilities Index, which gained 27.74%, but beat the S&P 500®. Electric utilities and wireless telecommunications stocks were top gainers. Electric utilities benefited from lower-than-expected interest rates and rising energy prices, while wireless stocks climbed amid strong subscriber, revenue and earnings growth. The biggest boost versus the Goldman Sachs index came from sizable stakes in TXU, a regulated utility in Texas; Nextel Communications and NII Holdings, wireless service providers in the United States and Latin America, respectively; and American Tower, a leading wireless tower company, all of which rose sharply in value. Overweightings on the wireline side of telecom hampered returns, as concerns about recent industry consolidation pressured performance. Among the detractors were Verizon Communications and Qwest Communications International, regional Bell operating companies (RBOCs) that suffered during the bidding war over MCI. The fund lost additional ground from having little exposure to Sirius Satellite Radio, an index component that posted steep gains. It instead owned EchoStar Communications, a satellite television stock that turned in disappointing returns as cable competition increased.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Telecommunications & Utilities Growth

A-142

Advisor Telecommunications & Utilities Growth Fund Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$ 1,000.00	$1,120.40	$7.20
HypotheticalA	$ 1,000.00	$1,018.00	$6.85
Class T
Actual	$ 1,000.00	$1,118.50	$8.56
HypotheticalA	$ 1,000.00	$1,016.71	$8.15
Class B
Actual	$ 1,000.00	$1,115.90	$11.12
HypotheticalA	$ 1,000.00	$1,014.28	$10.59
Class C
Actual	$ 1,000.00	$1,115.80	$10.81
HypotheticalA	$ 1,000.00	$1,014.58	$10.29
Institutional Class
Actual	$ 1,000.00	$1,122.40	$5.05
HypotheticalA	$ 1,000.00	$1,020.03	$4.81

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.37%
Class T	1.63%
Class B	2.12%
Class C	2.06%
Institutional Class	96%

A-143 A-143

Annual Report

Advisor Telecommunications & Utilities Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
SBC Communications, Inc.	9.6	9.4
Nextel Communications, Inc.
Class A	9.4	7.8
Verizon Communications, Inc.	9.4	9.8
BellSouth Corp.	9.3	8.9
Exelon Corp.	5.3	5.0
Citizens Communications Co.	4.1	4.3
Public Service Enterprise Group,
Inc.	3.7	0.0
Edison International	3.5	0.0
Entergy Corp.	3.2	2.6
AES Corp.	2.9	1.4
	60.4

* Includes short term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Telecommunications & Utilities Growth

A-144

Advisor Telecommunications & Utilities Growth Fund Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 99.7%
	Shares	Value (Note 1)

DIVERSIFIED TELECOMMUNICATION SERVICES – 36.8%
Integrated Telecommunication Services – 36.8%
ALLTEL Corp.	20,700	$ 1,376,551
BellSouth Corp.	689,300	19,024,680
Citizens Communications Co.	645,300	8,479,242
FairPoint Communications, Inc.	125,300	2,054,920
Qwest Communications International,
Inc. (a)	1,422,000	5,432,040
SBC Communications, Inc.	801,600	19,599,119
Verizon Communications, Inc.	558,000	19,100,340
		75,066,892

ELECTRIC UTILITIES – 22.8%
Electric Utilities – 22.8%
Allegheny Energy, Inc. (a)	142,600	4,064,100
Cinergy Corp.	13,800	609,270
Edison International	173,900	7,109,032
El Paso Electric Co. (a)	23,300	504,212
Entergy Corp.	85,600	6,671,664
Exelon Corp.	202,700	10,848,504
FirstEnergy Corp.	97,200	4,838,616
FPL Group, Inc.	93,500	4,031,720
Northeast Utilities	18,900	407,862
PG&E Corp.	42,600	1,603,038
PPL Corp.	92,100	5,671,518
Westar Energy, Inc.	10,200	248,166
		46,607,702

GAS UTILITIES – 2.4%
Gas Utilities – 2.4%
ONEOK, Inc.	54,200	1,894,290
Questar Corp.	33,700	2,365,066
Southern Union Co.	7,900	200,976
UGI Corp.	12,400	363,816
		4,824,148

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 6.4%
Independent Power & Energy Trade – 6.4%
AES Corp. (a)	365,200	5,861,460
NRG Energy, Inc. (a)	60,600	2,324,010
TXU Corp.	55,300	4,791,192
		12,976,662

MEDIA – 4.8%
Broadcasting & Cable TV – 4.8%
EchoStar Communications Corp. Class A	137,100	3,937,512
Sirius Satellite Radio, Inc. (a)(d)	303,000	2,066,460
XM Satellite Radio Holdings, Inc.
Class A (a)	108,000	3,848,040
		9,852,012

	Shares	Value (Note 1)

MULTI-UTILITIES – 7.6%
Multi-Utilities – 7.6%
Aquila, Inc. (a)	99,900	$ 371,628
CMS Energy Corp. (a)	85,190	1,349,410
Dominion Resources, Inc.	69,800	5,155,428
Public Service Enterprise Group, Inc.	117,700	7,568,110
Sempra Energy	24,500	1,041,250
Wisconsin Energy Corp.	600	24,090
		15,509,916

OIL, GAS & CONSUMABLE FUELS – 0.9%
Oil & Gas Exploration & Production – 0.8%
Cheniere Energy, Inc. (a)	46,200	1,570,338
Oil & Gas Refining & Marketing – 0.1%
Western Gas Resources, Inc.	5,600	224,224

TOTAL OIL, GAS & CONSUMABLE FUELS		1,794,562

WATER UTILITIES – 0.2%
Water Utilities – 0.2%
Aqua America, Inc.	13,765	441,444
WIRELESS TELECOMMUNICATION SERVICES – 17.8%
Wireless Telecommunication Services – 17.8%
Alamosa Holdings, Inc. (a)	66,500	1,067,990
American Tower Corp. Class A (a)	93,100	2,139,438
Crown Castle International Corp. (a)	41,300	898,688
Nextel Communications, Inc. Class A (a)	550,100	19,143,480
Nextel Partners, Inc. Class A (a)	198,900	4,952,610
NII Holdings, Inc. (a)	76,200	5,672,328
SpectraSite, Inc. (a)	5,600	457,520
Western Wireless Corp. Class A (a)	46,340	2,070,008
		36,402,062

TOTAL COMMON STOCKS
(Cost $176,698,130)		203,475,400

Money Market Funds — 0.8%

Fidelity Cash Central Fund,
3.31% (b)	79,711	79,711
Fidelity Securities Lending Cash
Central Fund, 3.32% (b)(c)	1,529,750	1,529,750
TOTAL MONEY MARKET FUNDS
(Cost $1,609,461)		1,609,461

TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $178,307,591)		205,084,861

NET OTHER ASSETS – (0.5)%		(1,081,294)
NET ASSETS – 100%		$204,003,567

See accompanying notes which are an integral part of the financial statements.

A-145 Annual Report

Advisor Telecommunications & Utilities Growth Fund Investments - continued

Legend

(a) Non-income producing
(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $315,578,610 of which $20,422,782, $140,743,296 and $154,412,532 will expire on July 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements. Telecommunications & Utilities Growth A-146

Advisor Telecommunications & Utilities Growth Fund Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,439,020) (cost $178,307,591)
— See accompanying schedule		$205,084,861
Receivable for investments sold		605,067
Receivable for fund shares sold		94,530
Dividends receivable		741,733
Interest receivable		1,448
Prepaid expenses		325
Other affiliated receivables		109
Other receivables		39,308
Total assets		206,567,381
Liabilities
Payable for investments purchased	$170,519
Payable for fund shares redeemed	529,538
Accrued management fee	95,968
Distribution fees payable	125,557
Other affiliated payables	79,670
Other payables and accrued expenses	32,812
Collateral on securities loaned, at value	1,529,750
Total liabilities		2,563,814
Net Assets		$204,003,567
Net Assets consist of:
Paid in capital		$495,447,767
Undistributed net investment income		1,351,200
Accumulated undistributed net realized
gain (loss) on investments and for-
eign currency transactions		(319,572,670)
Net unrealized appreciation (depreci-
ation) on investments		26,777,270
Net Assets		$204,003,567
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption
price per share ($29,149,944 ÷
1,922,146 shares)		$15.17
Maximum offering price per share
(100/94.25 of $15.17)		$16.10
Class T:
Net Asset Value and redemption
price per share ($55,683,199 ÷
3,686,987 shares)		$15.10
Maximum offering price per share
(100/96.50 of $15.10)		$15.65
Class B:
Net Asset Value and offering price
per share ($82,577,183 ÷
5,569,246 shares)A		$14.83
Class C:
Net Asset Value and offering price
per share ($34,827,085 ÷
2,346,232 shares)A		$14.84
Institutional Class:
Net Asset Value, offering price and
redemption price per share
($1,766,156 ÷ 115,336 shares) .		$15.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$5,524,646
Special Dividends		1,290,600
Interest		24,823
Security lending		17,474
Total income		6,857,543

Expenses
Management fee	$1,158,757
Transfer agent fees	933,522
Distribution fees	1,540,158
Accounting and security lending
fees	83,757
Independent trustees’ compensation	1,052
Custodian fees and expenses	5,594
Registration fees	55,086
Audit	42,771
Legal	1,959
Miscellaneous	5,699
Total expenses before reductions	3,828,355
Expense reductions	(59,784)	3,768,571

Net investment income (loss)		3,088,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	37,510,316
Foreign currency transactions	10,126
Total net realized gain (loss)		37,520,442
Change in net unrealized appreci-
ation (depreciation) on investment
securities		7,253,242
Net gain (loss)		44,773,684
Net increase (decrease) in net as-
sets resulting from operations		$47,862,656

See accompanying notes which are an integral part of the financial statements.

A-147

Annual Report

Advisor Telecommunications & Utilities Growth Fund Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,088,972	$757,542
Net realized gain (loss)	37,520,442	26,016,597
Change in net unrealized appreciation (depreciation)	7,253,242	5,705,831
Net increase (decrease) in net assets resulting from operations	47,862,656	32,479,970
Distributions to shareholders from net investment income	(2,204,610)	(1,058,918)
Share transactions -- net increase (decrease)	(38,936,571)	(39,718,704)
Redemption fees	6,117	13,588
Total increase (decrease) in net assets	6,727,592	(8,284,064)

Net Assets
Beginning of period	197,275,975	205,560,039
End of period (including undistributed net investment income of $1,351,200 and undistributed net investment income of
$473,223, respectively)	$ 204,003,567	$197,275,975

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Income from Investment Operations
Net investment income (loss)C	28D	.10	.13	.10	.05
Net realized and unrealized gain (loss)	3.01	1.72	1.69	(6.54)	(5.41)
Total from investment operations	3.29	1.82	1.82	(6.44)	(5.36)
Distributions from net investment income	(.21)	(.10)	(.19)	—	(.28)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.21)	(.10)	(.19)	—	(.54)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Total ReturnA,B	27.48%	17.67%	21.22%	(42.42)%	(26.09)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.39%	1.51%	1.67%	1.45%	1.25%
Expenses net of voluntary waivers, if any	1.39%	1.50%	1.58%	1.45%	1.25%
Expenses net of all reductions	1.36%	1.45%	1.47%	1.36%	1.20%
Net investment income (loss)	2.03%D	.87%	1.46%	.79%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,150	$ 21,987	$ 21,761	$ 22,377	$ 54,265
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.39% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Telecommunications & Utilities Growth A-148

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Income from Investment Operations
Net investment income (loss)C	24D	.07	.11	.07	.01
Net realized and unrealized gain (loss)	2.99	1.72	1.68	(6.50)	(5.40)
Total from investment operations	3.23	1.79	1.79	(6.43)	(5.39)
Distributions from net investment income	(.17)	(.08)	(.14)	—	(.25)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.17)	(.08)	(.14)	—	(.51)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Total ReturnA,B	27.03%	17.42%	20.91%	(42.55)%	(26.29)%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.67%	1.79%	1.94%	1.71%	1.49%
Expenses net of voluntary waivers, if any	1.67%	1.75%	1.83%	1.71%	1.49%
Expenses net of all reductions	1.64%	1.70%	1.72%	1.62%	1.44%
Net investment income (loss)	1.76%D	.62%	1.21%	.53%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,683	$ 53,255	$ 55,510	$ 59,306	$ 149,618
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the sales charges.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.12% .
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Income from Investment Operations
Net investment income (loss)C	17D	.01	.07	.01	(.07)
Net realized and unrealized gain (loss)	2.95	1.69	1.65	(6.37)	(5.33)
Total from investment operations	3.12	1.70	1.72	(6.36)	(5.40)
Distributions from net investment income	(.11)	(.03)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.11)	(.03)	(.06)	—	(.47)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Total ReturnA,B	26.51%	16.79%	20.37%	(42.83)%	(26.66)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.14%	2.25%	2.32%	2.20%	2.01%
Expenses net of voluntary waivers, if any	2.14%	2.25%	2.25%	2.20%	2.01%
Expenses net of all reductions	2.11%	2.20%	2.13%	2.11%	1.96%
Net investment income (loss)	1.28%D	.12%	.79%	.04%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,577	$ 84,742	$ 87,868	$ 91,517	$ 213,767
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .64%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from broker age service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Income from Investment Operations
Net investment income (loss)C	18D	.02	.07	.02	(.06)
Net realized and unrealized gain (loss)	2.94	1.70	1.65	(6.37)	(5.33)
Total from investment operations	3.12	1.72	1.72	(6.35)	(5.39)
Distributions from net investment income	(.12)	(.04)	(.06)	—	(.21)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.12)	(.04)	(.06)	—	(.47)
Redemption fees added to paid in capitalC	—F	—F	—F	—F	—F
Net asset value, end of period	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Total ReturnA,B	26.48%	16.98%	20.35%	(42.76)%	(26.62)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of voluntary waivers, if any	2.07%	2.17%	2.23%	2.11%	1.96%
Expenses net of all reductions	2.04%	2.12%	2.12%	2.02%	1.91%
Net investment income (loss)	1.36%D	.21%	.80%	.13%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,827	$ 35,038	$ 37,530	$ 41,496	$ 104,628
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .72%.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.01 per share.

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Income from Investment Operations
Net investment income (loss)B	33C	.15	.18	.16	.12
Net realized and unrealized gain (loss)	3.03	1.73	1.71	(6.61)	(5.44)
Total from investment operations	3.36	1.88	1.89	(6.45)	(5.32)
Distributions from net investment income	(.25)	(.15)	(.28)	—	(.30)
Distributions from net realized gain	—	—	—	—	(.26)
Total distributions	(.25)	(.15)	(.28)	—	(.56)
Redemption fees added to paid in capitalB	—E	—E	—E	—E	—E
Net asset value, end of period	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Total ReturnA	27.88%	18.14%	21.94%	(42.13)%	(25.78)%
Ratios to Average Net AssetsD
Expenses before expense reductions	99%	1.09%	1.06%	.96%	.85%
Expenses net of voluntary waivers, if any	99%	1.09%	1.06%	.96%	.85%
Expenses net of all reductions	96%	1.04%	.94%	.87%	.80%
Net investment income (loss)	2.44%C	1.29%	1.98%	1.28%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,766	$ 2,254	$ 2,891	$ 2,939	$ 8,945
Portfolio turnover rate	44%	38%	81%	116%	220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.80% .
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements. Telecommunications &Utilities Growth A-150

Notes to Financial Statements For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

A-151

Annual Report

Notes to Financial Statements - continued 1. Significant Accounting Policies - continued Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 36,563,126
Unrealized depreciation	(13,779,832)
Net unrealized appreciation (depreciation)	22,783,294
Undistributed ordinary income	1,351,315
Capital loss carryforward	(315,578,610)

Cost for federal income tax purposes	$ 182,301,567

The tax character of distributions paid was as follows:
	July 31, 2005	July 31, 2004
Ordinary Income	$ 2,204,610	$1,058,918

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $87,703,693 and $124,116,711, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Telecommunications & Utilities Growth

A-152

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$61,780	$139
Class T	25%	.25%	274,860	778
Class B	75%	.25%	848,148	636,630
Class C	75%	.25%	355,370	20,223

			$1,540,158	$657,770

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$11,820
Class T	8,973
Class B*	255,926
Class C*	1,858
$278,577
* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$116,083.47
Class T	272,389.50
Class B	397,839.47
Class C	140,545.40
Institutional Class	6,666.32

	$933,522

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,023 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,832 for the period.

A-153

Annual Report

Notes to Financial Statements - continued 5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $59,784 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$ 379,843	$201,967
Class T	719,068	417,451
Class B	727,725	256,606
Class C	334,204	143,592
Institutional Class	43,770	39,302
Total	$ 2,204,610	$1,058,918

Telecommunications & Utilities Growth

A-154

10. Share Transactions. Transactions for each class of shares were as follows:

		Shares			Dollars
Years ended July 31,	2005		2004	2005	2004
Class A
Shares sold	617,343		298,298	$ 8,551,655	$3,438,753
Reinvestment of distributions	25,986		17,065	343,477	183,774
Shares redeemed	(539,379)		(595,057)	(7,330,607)	(6,759,275)
Net increase (decrease)	103,950		(279,694)	$ 1,564,525	$(3,136,748)
Class T
Shares sold	578,539		494,942	$ 7,880,368	$5,575,654
Reinvestment of distributions	51,235		36,573	676,884	392,232
Shares redeemed	(1,366,525)		(1,480,100)	(18,576,683)	(16,736,309)
Net increase (decrease)	(736,751)		(948,585)	$ (10,019,431)	$ (10,768,423)
Class B
Shares sold	216,806		312,692	$ 2,882,532	$3,435,209
Reinvestment of distributions	47,675		21,061	631,927	219,667
Shares redeemed	(1,863,609)		(1,821,311)	(24,817,850)	(20,266,895)
Net increase (decrease)	(1,599,128)		(1,487,558)	$ (21,303,391)	$ (16,612,019)
Class C
Shares sold	270,120		267,567	$ 3,555,440	$2,967,003
Reinvestment of distributions	19,593		10,338	258,067	108,777
Shares redeemed	(903,829)		(1,009,938)	(12,032,784)	(11,224,441)
Net increase (decrease)	(614,116)		(732,033)	$ (8,219,277)	$(8,148,661)
Institutional Class
Shares sold	17,262		23,573	$ 232,429	$273,182
Reinvestment of distributions	2,019		2,128	26,680	22,996
Shares redeemed	(88,732)		(117,098)	(1,218,106)	(1,349,031)
Net increase (decrease)	(69,451)		(91,397)	$ (958,997)	$(1,052,853)

A-155

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund, (collectively, the “Funds”), including the portfolios of investments, as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund, as of July 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP DELOITTE & TOUCHE LLP Boston, Massachusetts September 22, 2005

Annual Report

A-156

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 320 funds advised by FMR or an affiliate. Mr. McCoy oversees 322 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 311 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massa-chusetts 02109.

Name, Age; Principal Occupation

Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1980
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR
Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Man-
agement & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman
(2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001
Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Pre-
viously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds
(2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005
Mr. Jonas is Senior Vice President of Advisor Biotechnology (2005-present), Advisor Consumer Industries (2005-present), Advisor
Cyclical Industries (2005-present), Advisor Developing Communications (2005-present), Advisor Electronics (2005-present), Advi-
sor Financial Services (2005-present), Advisor Health Care (2005-present), Advisor Natural Resources (2005-present), Advisor
Technology (2005-present), and Advisor Telecommunications & Utilities Growth (2005-present). He also serves as Senior Vice
President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004),
and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held vari-
ous financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston
Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003
Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional
Retirement Group (1996-2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

A-157 Annual Report

Trustees and Officers - continued

Independent Trustees:
Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest-
ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation

Dennis J. Dirks (57)

Year of Election or Appointment: 2005
Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust &
Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The De-
pository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation
(NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities
Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing
Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (61)

Year of Election or Appointment: 1997
Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University
(2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO
Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-
present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of
LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).
Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004
Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo-
ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of
the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American
Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of
Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology,
1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002),
INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management ser-
vices). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001
Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich-
field Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and
President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a
Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service,
2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000
Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre-
viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998.
Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corpora-
tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of
Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Annual Report A-158

Name, Age; Principal Occupation

Marvin L. Mann (72)

Year of Election or Appointment: 1993
Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (com-
puter peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the
Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President
and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent
Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Univer-
sity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University
of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997
Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica-
tions) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Cor-
poration (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chan-
cellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler
Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of
North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005
Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member
(2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and
Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the
Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001
Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Com-
pany. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee
(2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation
(telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capi-
tal (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise
Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International
Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005
Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corpora-
tion (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present),
Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:
Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence
intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005
Member of the Advisory Board of Fidelity Advisor Series VII. Prior to his retirement in December 2004, Mr. Gamper served as
Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in nu-
merous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer
(1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise
Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the
Board of Saint Barnabas Health Care System.

A-159 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Peter S. Lynch (61)

Year of Election or Appointment: 2003
Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman
(2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds
(1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F.
Kennedy Library, and the Museum of Fine Arts of Boston.

Eric D. Roiter (56)

Year of Election or Appointment: 1998 or 2000
Secretary of Advisor Biotechnology (2000), Advisor Consumer Industries (1998), Advisor Cyclical Industries (1998), Advisor De-
veloping Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1998), Advisor Health Care (1998),
Advisor Natural Resources (1998), Advisor Technology (1998), and Advisor Telecommunications & Utilities Growth (1998). He
also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present)
and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far
East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member,
Faculty of Law, at Boston College Law School (2003-present).Previously, Mr. Roiter served as Vice President and Secretary of
Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003
Assistant Secretary of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds
(2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor
Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care,
Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Reynolds also serves as
President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of
FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002
Chief Financial Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing
Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor
Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Man-
agement Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service
Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations
Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004
Chief Compliance Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing
Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor
Technology, and Advisor Telecommunications & Utilities Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other
Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Execu-
tive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as
Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Annual Report A-160

Name, Age; Principal Occupation

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds
(2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional
Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004)
and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and
Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC
(2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Commu-
nications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr.
Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds
(2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS
(2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice
President of the Investment Operations Group (2000-2003).

John H. Costello (58)

Year of Election or Appointment: 1987, 1996, or 2000
Assistant Treasurer of Advisor Biotechnology (2000), Advisor Consumer Industries (1996), Advisor Cyclical Industries (1996), Ad-
visor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1996), Advisor Health Care
(1996), Advisor Natural Resources (1987), Advisor Technology (1996), and Advisor Telecommunications & Utilities Growth
(1996). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004)
and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002)
and is an employee of FMR.

A-161 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Gary W. Ryan (46)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-
present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS
(1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Com-
munications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology,
and Advisor Telecommunications & Utilities Growth. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds
(2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche
Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President
and Head of Fund Reporting (1996-2003).

Annual Report A-162

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Institutional Class	Pay Date	Record Date	Dividends	Capital Gains
Consumer Industries	09/19/05	09/16/05	$—	$.02
Cyclical Industries	09/19/05	09/16/05	$—	$1.009
Financial Services	09/19/05	09/16/05	$.255	$1.39
Natural Resources	09/12/05	09/09/05	$—	$4.03
Telecommunications & Utilities Growth	09/19/05	09/16/05	$.226	$—

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	July 31, 2005	July 31, 2004
Consumer Industries	101,875	1,928,104
Cyclical Industries	4,639,975	1,346,098
Financial Services	27,457,198	32,085,929
Natural Resources	43,058,271	0

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for cor porate shareholders:

Institutional Class	September 2004	December 2004
Cyclical Industries	31%	76%
Financial Services	—	86%
Natural Resources	—	100%
Technology	—	100%
Telecommunications & Utilities Growth	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class	September 2004	December 2004
Cyclical Industries	53%	44%
Financial Services	—	100%
Natural Resources	—	100%
Technology	—	100%
Telecommunications & Utilities Growth	100%	100%

The funds will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

A-163

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Focus Funds

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the

Annual Report

A-164

fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against (i) a Goldman Sachs index that reflects the market sector in which the fund invests (Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, and Advisor Technology) or a proprietary custom index (Advisor Biotechnology, Advisor Developing Communications, Advisor Electronics, and Advisor Telecommunications & Utilities Growth), and (ii) a peer group of mutual funds over multiple periods. Because each of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. For each of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the returns of a Goldman Sachs index (or a proprietary custom index, in the case of Telecommunications & Utilities Growth) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each of Advisor Biotechnology, Advisor Developing Communications, Advisor Electronics, and Advisor Telecommunications & Utilities Growth, the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one-year period and the fourth quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on

A-165

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Board Approval of Investment Advisory Contracts and Management Fees - continued

the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one-, three-, and five-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

A-166

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the first quartile for the one- and three-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one- and three-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment

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Board Approval of Investment Advisory Contracts and Management Fees - continued

performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below-benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time, although the one-year cumulative total return of Institutional Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

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A-168

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five-year cumulative total return of Institutional Class of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

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Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also stated that the relative investment performance of Institutional Class of the fund has compared favorably to its benchmark for certain periods, although the fund’s five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 31% would mean that 69% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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A-170

**Advisor Focus Biotechnology - Class A, B, C, I & T**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Focus Biotechnology
85 105 58
95 100 58
88 94 58
83 85 58
85 86 57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Mar-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 7% | 4% | 8% | 9% | 11% |
| Funds/Classes | 256 | 346 | 372 | 347 | 330 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

**Advisor Focus Consumer Industries - Class A, B, C, I & T**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Focus Consumer Industries
85 105 58
95 100 58
88 96 58
83 87 58
85 86 57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Mar-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 7% | 4% | 8% | 9% | 11% |
| Funds/Classes | 256 | 346 | 372 | 347 | 330 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

**Advisor Focus Cyclical Industries - Class A, B, C, I & T**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Focus Cyclical Industries
85 105 58
95 105 58
88 96 58
83 100 58
85 86 57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Mar-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 7% | 4% | 8% | 9% | 11% |
| Funds/Classes | 256 | 346 | 372 | 347 | 330 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

A-171 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

**Advisor Focus Developing Communications - Class A, B, C, I &**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Focus Develop Comm
85 105 58
95 106 58
88 100 58
83 100 58
85 100 58
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Mar-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 7% | 4% | 8% | 9% | 19% |
| Funds/Classes | 256 | 346 | 372 | 347 | 330 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

**Advisor Focus Electronics - Class A, B, C, I & T**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Focus Electronics
85 105 58
95 100 58
88 100 58
83 87 58
85 85 58
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Mar-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 7% | 4% | 8% | 9% | 19% |
| Funds/Classes | 256 | 346 | 372 | 347 | 330 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

**Advisor Focus Financial Services - Class A, B, C, I & T**

**Historical Management Fees vs. Competitive Medians (BP):**

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Adv Focus Financial Services
85 75 58
95 84 58
88 78 58
83 78 58
85 76 58
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

| | Mar-01 | Dec-01 | Dec-02 | Dec-03 | Dec-04 |
|---|---|---|---|---|---|
| TMG % | 7% | 4% | 8% | 9% | 19% |
| Funds/Classes | 256 | 346 | 372 | 347 | 330 |
| ASPG Quadrant | 1st | 1st | 1st | 1st | 1st |

Annual Report A-172

A-173 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class of Advisor Biotechnology Fund ranked below its competitive median for 2004, and the total expenses of Class T of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Consumer Industries Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Cyclical Industries Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Developing Communications Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B and Class C of Advisor Electronics Fund ranked below its competitive median for 2004, and the total expenses of each of Class T and Institutional Class of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each class of Advisor Financial Services Fund ranked below its competitive median for 2004. The Board noted that the total expenses of each class of Advisor Health Care Fund ranked below its competitive median for 2004. The Board noted that the total expenses of each class of Advisor Natural Resources Fund ranked below its competitive median for 2004.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class of Advisor Technology Fund ranked below its competitive median for 2004, and the total expenses of Class T of the fund ranked above its competitive median for 2004.

The Board noted that the total expenses of each class of Advisor Telecommunications & Utilities Growth Fund ranked above its competitive median for 2004.

Annual Report

A-174

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

A-175

Annual Report

Annual Report

A-176

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc. Fidelity Management & Research (Far East) Inc. Fidelity Investments Japan Limited Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodians JPMorgan Chase Bank New York, NY

Brown Brothers Harriman & Co.† Boston, MA

State Street Bank and Trust†† Quincy, MA

†

Custodian for Fidelity Advisor Natural Resources Fund only.

†† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

AFOCI-UANNPRO-0905

1.789242.102

Fidelity® Advisor Real Estate Fund - Class A, Class T, Class B and Class C

Annual Report July 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.

Performance	5	How the fund has done over time.

Management’s Discussion	7	The manager’s review of fund
		performance, strategy and outlook

Shareholder Expense	8	An example of shareholder expenses.
Example

Investment Changes	10	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	11	A complete list of the fund’s investments
		with their market values.

Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	23	Notes to financial statements.

Report of Independent	31
Registered Public
Accounting Firm

Trustees and Officers	32

Distributions	42

Board Approval of	43
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so-called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some-one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner — and in every other. But I underscore again that Fidelity has no so-called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee— which is returned to the fund and, therefore, to investors — to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Edward C. Johnson 3d

Annual Report

4

Fidelity Advisor Real Estate Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	FundA
Class A (incl. 5.75% sales charge)	37.11%	25.00%
Class T (incl. 3.50% sales charge)	40.04%	25.67%
Class B (incl. contingent deferred sales charge)B	39.31%	25.94%
Class C (incl. contingent deferred sales charge)C	43.38%	26.64%

A From September 12, 2002. B Class B shares’ contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 4%, respectively.

C Class C shares’ contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

5 Annual Report

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Advisor Real Estate Fund — Class T on September 12, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

Note: Class T performance is shown above. Class A, Class B, and Class C returns may vary due to the difference in sales charges paid by each class or expenses borne by a particular class. Please see prospectus for added detail regarding class-level expenses.

Annual Report

6

Management’s Discussion of Fund Performance

Comments from Sam Wald, Portfolio Manager of Fidelity® Advisor Real Estate Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Class A, Class T, Class B and Class C shares gained 45.48%, 45.12%, 44.31% and 44.38%, respectively. By comparison, the Dow Jones Wilshire Real Estate Securities IndexSM returned 43.72% and the LipperSM Real Estate Funds Average returned 39.86% . The fund also beat the S&P 500®. Continued low interest rates, employment growth and substantial flows into the asset class boosted real estate investment trust (REIT) values in absolute terms as well as relative to the broad stock market. The fund’s outperformance of the Dow Jones Wilshire index stemmed much more from positive stock selection than from favorable sector weightings. In the mall sector, the fund was helped by Rouse and General Growth Properties, which acquired the former for a premium. General Growth gained as investors concluded that the company’s growth potential warranted a higher valuation. On the negative side, office REIT Reckson Associates Realty underperformed in part because of multiple equity offerings to finance acquisition opportunities that have yet to prove their value. Another underperformer was Duke Realty, an office and industrial REIT that was hurt by the lack of sufficient income-producing assets on its balance sheet.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

7 Annual Report

7

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$1,000.00	$1,257.30	$7.00
HypotheticalA	$1,000.00	$1,018.60	$6.26
Class T
Actual	$1,000.00	$1,255.70	$8.39
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,252.90	$11.17
HypotheticalA	$1,000.00	$1,014.88	$9.99

Annual Report 8

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class C
Actual	$1,000.00	$1,252.70	$11.17
HypotheticalA	$1,000.00	$1,014.88	$9.99
Institutional Class
Actual	$1,000.00	$1,260.20	$4.88
HypotheticalA	$1,000.00	$1,020.48	$4.36

A 5% return per year before expenses * Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	87%

9 Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Equity Residential (SBI)	6.3	5.8
Simon Property Group, Inc.	6.2	6.7
Equity Office Properties Trust	6.2	5.2
General Growth Properties, Inc.	5.9	4.9
Vornado Realty Trust	5.5	5.5
ProLogis	5.2	5.4
Starwood Hotels & Resorts Worldwide, Inc. unit	4.9	4.6
Boston Properties, Inc.	4.6	4.2
United Dominion Realty Trust, Inc. (SBI)	4.0	3.2
Reckson Associates Realty Corp.	3.8	4.2
	52.6
Top Five REIT Sectors as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
REITs – Office Buildings	24.7	23.0
REITs – Industrial Buildings	15.0	16.8
REITs – Apartments	14.6	13.5
REITs – Malls	14.1	12.8
REITs – Shopping Centers	13.1	15.6

Annual Report 10

Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 97.7%
	Shares	Value (Note 1)

CAPITAL MARKETS – 0.3%

Investment Banking & Brokerage – 0.3%
Eurocastle Investment Ltd.	20,900	$476,416

HOTELS, RESTAURANTS & LEISURE – 5.5%

Hotels, Resorts & Cruise Lines – 5.5%
Hilton Hotels Corp.	44,700	1,106,325
Starwood Hotels & Resorts Worldwide, Inc. unit	137,410	8,700,801

TOTAL HOTELS, RESORTS & CRUISE LINES		9,807,126

REAL ESTATE – 91.9%

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A (a)	4,000	184,160

REITs – Apartments – 14.6%
American Campus Communities, Inc.	34,700	869,235
AvalonBay Communities, Inc.	48,800	4,272,928
Equity Residential (SBI)	280,300	11,324,119
GMH Communities Trust	80,698	1,209,663
Pennsylvania Real Estate Investment Trust (SBI)	28,300	1,384,153
United Dominion Realty Trust, Inc. (SBI)	282,800	7,197,260

TOTAL REITS – APARTMENTS		26,257,358

REITs – Factory Outlets – 1.1%
Tanger Factory Outlet Centers, Inc.	70,100	2,018,880

REITs – Health Care Facilities – 1.2%
National Health Investors, Inc.	13,500	415,395
Omega Healthcare Investors, Inc.	24,400	340,380
Ventas, Inc.	43,500	1,404,615

TOTAL REITS – HEALTH CARE FACILITIES		2,160,390

REITs – Hotels – 3.9%
Host Marriott Corp.	89,000	1,659,850
Innkeepers USA Trust (SBI)	203,300	3,124,721
MeriStar Hospitality Corp. (a)	232,480	2,073,722
Sunstone Hotel Investors, Inc.	6,800	175,848

TOTAL REITS – HOTELS		7,034,141

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED

REITs – Industrial Buildings – 15.0%
Catellus Development Corp.	95,605	$ 3,447,516
CenterPoint Properties Trust (SBI)	77,000	3,377,220
Duke Realty Corp.	164,510	5,586,760
ProLogis	205,790	9,375,792
Public Storage, Inc.	69,100	4,612,425
U-Store-It Trust	21,900	441,285

TOTAL REITS – INDUSTRIAL BUILDINGS		26,840,998

REITs – Malls – 14.1%
CBL & Associates Properties, Inc.	41,260	1,893,009
General Growth Properties, Inc.	231,699	10,653,520
Simon Property Group, Inc.	140,400	11,195,496
Taubman Centers, Inc.	45,600	1,620,624

TOTAL REITS – MALLS		25,362,649

REITs – Management/Investment – 2.5%
Capital Automotive (REIT) (SBI)	15,000	589,050
Equity Lifestyle Properties, Inc.	48,300	2,128,581
Global Signal, Inc.	4,100	175,890
Plum Creek Timber Co., Inc.	27,800	1,052,230
Trustreet Properties, Inc.	30,900	541,986

TOTAL REITS – MANAGEMENT/INVESTMENT		4,487,737

REITs – Mobile Home Parks – 0.1%
Sun Communities, Inc.	6,900	240,465

REITs – Mortgage – 0.4%
Newcastle Investment Corp.	20,330	628,197

REITs – Office Buildings – 24.7%
Boston Properties, Inc.	108,900	8,292,735
CarrAmerica Realty Corp.	68,200	2,648,888
Columbia Equity Trust, Inc.	77,900	1,213,682
Equity Office Properties Trust	313,700	11,120,665
Highwoods Properties, Inc. (SBI)	74,700	2,364,255
Kilroy Realty Corp.	25,900	1,349,390
Reckson Associates Realty Corp.	192,670	6,766,570
Shurgard Storage Centers, Inc. Class A	17,800	834,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks – continued
	Shares	Value (Note 1)
REAL ESTATE – CONTINUED
REITs – Office Buildings – continued
SL Green Realty Corp.	58,200	$ 4,056,540
Trizec Properties, Inc.	255,000	5,602,350
TOTAL REITS – OFFICE BUILDINGS		44,249,895

REITs – Prisons – 1.1%
Correctional Properties Trust	65,490	1,973,869
REITs – Shopping Centers – 13.1%
Federal Realty Investment Trust (SBI)	25,960	1,695,448
Inland Real Estate Corp.	62,300	1,033,557
Kimco Realty Corp.	102,700	6,743,282
Pan Pacific Retail Properties, Inc.	59,090	4,107,346
Vornado Realty Trust	110,950	9,834,608
TOTAL REITS – SHOPPING CENTERS		23,414,241

TOTAL REAL ESTATE		164,852,980
TOTAL COMMON STOCKS
(Cost $131,614,109)		175,136,522
Money Market Funds — 2.6%
Fidelity Cash Central Fund, 3.31% (b)
(Cost $4,734,898)	4,734,898	4,734,898
TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $136,349,007)		179,871,420

NET OTHER ASSETS – (0.3)%		(549,436)
NET ASSETS – 100%		$179,321,984

Legend	(b)	Affiliated fund that is available only to
(a) Non-income producing		investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete listing of the
fund’s holdings as of its most recent
quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (cost $136,349,007) —
See accompanying schedule		$179,871,420
Receivable for investments sold		1,069,185
Receivable for fund shares sold		822,737
Dividends receivable		127,273
Interest receivable		12,060
Prepaid expenses		143
Receivable from investment adviser for expense
reductions		13,642
Other affiliated receivables		3,270
Other receivables		24,600
Total assets		181,944,330

Liabilities
Payable for investments purchased	$2,094,406
Payable for fund shares redeemed	283,481
Accrued management fee	80,622
Distribution fees payable	80,539
Other affiliated payables	50,818
Other payables and accrued expenses	32,480
Total liabilities		2,622,346

Net Assets		$179,321,984
Net Assets consist of:
Paid in capital		$129,903,787
Undistributed net investment income		377,371
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		5,518,413
Net unrealized appreciation (depreciation) on
investments		43,522,413
Net Assets		$179,321,984

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Statement of Assets and Liabilities - continued
July 31, 2005
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($53,096,875 ÷ 2,912,290 shares)	$18.23

Maximum offering price per share (100/94.25 of $18.23)	$19.34
Class T:
Net Asset Value and redemption price per share
($66,303,247 ÷ 3,637,329 shares)	$18.23

Maximum offering price per share (100/96.50 of $18.23)	$18.89
Class B:
Net Asset Value and offering price per share
($26,349,432 ÷ 1,451,279 shares)A	$18.16

Class C:
Net Asset Value and offering price per share
($29,410,360 ÷ 1,618,296 shares)A	$18.17

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,162,070 ÷ 227,094 shares)	$18.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements. 15 Annual Report

Financial Statements - continued

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$3,863,213
Interest		108,804
Security lending		1,239
Total income		3,973,256

Expenses
Management fee	$705,340
Transfer agent fees	439,979
Distribution fees	712,005
Accounting and security lending fees	50,804
Independent trustees’ compensation	583
Custodian fees and expenses	8,402
Registration fees	63,325
Audit	61,410
Legal	1,233
Miscellaneous	2,985
Total expenses before reductions	2,046,066
Expense reductions	(85,046)	1,961,020

Net investment income (loss)		2,012,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	8,231,640
Foreign currency transactions	4,590
Total net realized gain (loss)		8,236,230
Change in net unrealized appreciation (depreciation) on
investment securities		35,843,402
Net gain (loss)		44,079,632
Net increase (decrease) in net assets resulting from
operations		$46,091,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,012,236	$954,921
Net realized gain (loss)	8,236,230	1,530,823
Change in net unrealized appreciation (depreciation) .	35,843,402	5,162,230
Net increase (decrease) in net assets resulting
from operations	46,091,868	7,647,974
Distributions to shareholders from net investment income .	(1,811,337)	(926,122)
Distributions to shareholders from net realized gain	(3,726,590)	(347,381)
Total distributions	(5,537,927)	(1,273,503)
Share transactions -- net increase (decrease)	61,397,757	46,608,300
Total increase (decrease) in net assets	101,951,698	52,982,771

Net Assets
Beginning of period	77,370,286	24,387,515
End of period (including undistributed net investment
income of $377,371 and undistributed net invest-
ment income of $97,635, respectively)	$179,321,984	$77,370,286

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)E	31	.27	.21
Net realized and unrealized gain (loss)	5.52	2.03	1.28
Total from investment operations	5.83	2.30	1.49
Distributions from net investment income	(.29)	(.30)	(.16)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.82)	(.41)	(.16)
Net asset value, end of period	$18.23	$13.22	$11.33
Total ReturnB,C,D	45.48%	20.59%	15.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.31%	1.54%	2.98%A
Expenses net of voluntary waivers, if any	1.28%	1.54%	1.75%A
Expenses net of all reductions	1.25%	1.52%	1.72%A
Net investment income (loss)	1.98%	2.10%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$53,097	$22,273	$3,993
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$11.32	$10.00
Income from Investment Operations
Net investment income (loss)E	26	.23	.18
Net realized and unrealized gain (loss)	5.53	2.02	1.29
Total from investment operations	5.79	2.25	1.47
Distributions from net investment income	(.24)	(.25)	(.15)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.77)	(.36)	(.15)
Net asset value, end of period	$18.23	$13.21	$11.32
Total ReturnB,C,D	45.12%	20.12%	14.91%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.61%	1.86%	3.32%A
Expenses net of voluntary waivers, if any	1.57%	1.85%	2.00%A
Expenses net of all reductions	1.54%	1.83%	1.97%A
Net investment income (loss)	1.70%	1.80%	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$66,303	$26,037	$9,049
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)E	18	.16	.14
Net realized and unrealized gain (loss)	5.50	2.04	1.28
Total from investment operations	5.68	2.20	1.42
Distributions from net investment income	(.17)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.70)	(.31)	(.13)
Net asset value, end of period	$18.16	$13.18	$11.29
Total ReturnB,C,D	44.31%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.10%	2.33%	3.82%A
Expenses net of voluntary waivers, if any	2.07%	2.33%	2.50%A
Expenses net of all reductions	2.03%	2.31%	2.47%A
Net investment income (loss)	1.20%	1.31%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$26,349	$12,910	$5,061
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)E	19	.17	.14
Net realized and unrealized gain (loss)	5.50	2.03	1.28
Total from investment operations	5.69	2.20	1.42
Distributions from net investment income	(.17)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.70)	(.31)	(.13)
Net asset value, end of period	$18.17	$13.18	$11.29
Total ReturnB,C,D	44.38%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.09%	2.29%	3.76%A
Expenses net of voluntary waivers, if any	2.05%	2.29%	2.50%A
Expenses net of all reductions	2.02%	2.27%	2.47%A
Net investment income (loss)	1.22%	1.35%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$29,410	$13,671	$5,059
Portfolio turnover rate	62%	52%	47%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$13.28	$11.35	$10.00
Income from Investment Operations
Net investment income (loss)D	36	.32	.23
Net realized and unrealized gain (loss)	5.56	2.04	1.28
Total from investment operations	5.92	2.36	1.51
Distributions from net investment income	(.34)	(.32)	(.16)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.87)	(.43)	(.16)
Net asset value, end of period	$18.33	$13.28	$11.35
Total ReturnB,C	46.05%	21.11%	15.33%
Ratios to Average Net AssetsF
Expenses before expense reductions	91%	1.12%	2.68%A
Expenses net of voluntary waivers, if any	91%	1.12%	1.50%A
Expenses net of all reductions	88%	1.10%	1.47%A
Net investment income (loss)	2.35%	2.53%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,162	$2,478	$1,225
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 12, 2002 (commencement of operations) to July 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

23 Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the

Annual Report

24

1. Significant Accounting Policies - continued
Income Tax Information and Distributions to Shareholders - continued

payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$43,307,627
Unrealized depreciation	(47,576)
Net unrealized appreciation (depreciation)	43,260,051
Undistributed ordinary income	2,668,488
Undistributed long-term capital gain	2,749,437

Cost for federal income tax purposes	$136,611,369

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$2,778,359	$1,154,760
Long-term Capital Gains	2,759,568	118,743
Total	$5,537,927	$1,273,503

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities.

25 Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $131,539,751 and $73,634,784, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC

Class A	0%	.25%	$88,275	$2,464
Class T	25%	.25%	221,765	6,329
Class B	75%	.25%	191,965	148,021
Class C	75%	.25%	210,000	85,023

			$712,005	$241,837

Annual Report

26

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$96,660
Class T	19,865
Class B*	42,753
Class C*	5,887
$165,165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$116,458.33
Class T	170,323.38
Class B	71,994.38
Class C	75,200.36
Institutional Class	6,004.19

	$439,979

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

27 Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $111,575 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,360 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

28

7. Expense Reductions - continued The following classes were in reimbursement during the period:

	Expense			Reimbursement
	Limitations			from adviser
Class A	1.50	--	1.25%*	$8,714
Class T	1.75	--	1.50%*	19,239
Class B	2.25	--	2.00%*	6,735
Class C	2.25	--	2.00%*	7,994
Institutional Class	1.25	--	1.00%*	—
				$42,682

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $42,145 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $219.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$641,230	$223,988
Class T	658,084	338,921
Class B	211,083	134,524
Class C	231,206	149,846
Institutional Class	69,734	78,843
Total	$1,811,337	$926,122

29 Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued
Years ended July 31,		2005		2004
From net realized gain
Class A		$1,060,102 $		60,915
Class T		1,278,789		134,733
Class B		601,375		65,143
Class C		680,328		72,033
Institutional Class		105,996		14,557
Total		$3,726,590 $		347,381

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares			Dollars
Years ended July 31,	2005	2004	2005	2004
Class A
Shares sold	1,794,039	1,691,797	$ 27,861,174	$ 21,569,901
Reinvestment of distributions	108,047	21,187	1,637,672	260,814
Shares redeemed	(674,456)	(380,797)	(10,403,304)	(4,789,141)
Net increase (decrease)	1,227,630	1,332,187	$ 19,095,542	$ 17,041,574
Class T
Shares sold	2,519,838	1,742,381	$ 38,726,163	$ 21,601,367
Reinvestment of distributions	120,472	34,588	1,827,521	422,832
Shares redeemed	(973,349)	(606,188)	(14,990,709)	(7,552,018)
Net increase (decrease)	1,666,961	1,170,781	$ 25,562,975	$ 14,472,181
Class B
Shares sold	716,470	707,114	$ 10,968,432	$8,864,483
Reinvestment of distributions	47,658	14,020	717,181	172,618
Shares redeemed	(292,735)	(189,581)	(4,504,213)	(2,352,682)
Net increase (decrease)	471,393	531,553	$ 7,181,400	$6,684,419
Class C
Shares sold	948,824	935,005	$ 14,523,391	$ 11,727,832
Reinvestment of distributions	54,204	15,332	815,331	188,794
Shares redeemed	(421,720)	(361,431)	(6,415,506)	(4,519,507)
Net increase (decrease)	581,308	588,906	$ 8,923,216	$7,397,119
Institutional Class
Shares sold	56,832	476,197	$882,400	$6,021,426
Reinvestment of distributions	10,199	6,777	154,843	85,108
Shares redeemed	(26,530)	(404,277)	(402,619)	(5,093,527)
Net increase (decrease)	40,501	78,697	$634,624	$1,013,007

Annual Report

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advi sor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years ended July 31, 2005 and July 31, 2004 and for the period from September 12, 2002 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the two years ended July 31, 2005 and July 31, 2004 and for the period from Septem-ber 12, 2002 (commencement of operations) to July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 20, 2005

31 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 320 funds advised by FMR or an affiliate. Mr. McCoy oversees 322 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 311 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1980
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as
Chief Executive Officer, Chairman, and a Director of FMR Corp.; a
Director and Chairman of the Board and of the Executive Committee of
FMR; Chairman and a Director of Fidelity Management & Research (Far
East) Inc.; Chairman and a Director of Fidelity Investments Money Man-
agement, Inc.; and Chairman (2001-present) and a Director
(2000-present) of FMR Co., Inc.

Annual Report 32

Name, Age; Principal Occupation

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001
Ms. Johnson serves as President of Fidelity Employer Services Company
(FESCO) (2005-present). She is President and a Director of Fidelity In-
vestments Money Management, Inc. (2001-present), FMR Co., Inc.
(2001-present), and a Director of FMR Corp. Previously, Ms. Johnson
served as President and a Director of FMR (2001-2005), Senior Vice
President of the Fidelity funds (2001-2005), and managed a number of
Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005
Mr. Jonas is Senior Vice President of Advisor Real Estate (2005-present).
He also serves as Senior Vice President of other Fidelity funds
(2005-present). Mr. Jonas is Executive Director of FMR (2005-present).
Previously, Mr. Jonas served as President of Fidelity Enterprise Opera-
tions and Risk Services (2004-2005), Chief Administrative Officer
(2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr.
Jonas has been with Fidelity Investments since 1987 and has held vari-
ous financial and management positions including Chief Financial Offi-
cer of FMR. In addition, he serves on the Boards of Boston Ballet
(2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003
Mr. Reynolds is a Director (2003-present) and Chief Operating Officer
(2002-present) of FMR Corp. He also serves on the Board at Fidelity
Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group
(1996-2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.
** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

33 Annual Report

Trustees and Officers - continued

Independent Trustees:
Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston,
Massachusetts 02205-5235.

Name, Age; Principal Occupation

Dennis J. Dirks (57)

Year of Election or Appointment: 2005
Prior to his retirement in May 2003, Mr. Dirks was Chief Operating
Officer and a member of the Board of The Depository Trust & Clearing
Corporation (DTCC) (1999-2003). He also served as President, Chief
Operating Officer, and Board member of The Depository Trust
Company (DTC) (1999-2003) and President and Board member of the
National Securities Clearing Corporation (NSCC) (1999-2003). In addi-
tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief
Executive Officer and Board member of the Mortgage-Backed Securities
Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of
Manhattan College (2005-present).

Robert M. Gates (61)

Year of Election or Appointment: 1997
Dr. Gates is Vice Chairman of the Independent Trustees (2005-present).
Dr. Gates is President of Texas A&M University (2002-present). He was
Director of the Central Intelligence Agency (CIA) from 1991 to 1993.
From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a
Director of NACCO Industries, Inc. (mining and manufacturing), Parker
Drilling Co., Inc. (drilling and rental tools for the energy industry,
2001-present), and Brinker International (restaurant management,
2003-present). Previously, Dr. Gates served as a Director of LucasVarity
PLC (automotive components and diesel engines), a Director of TRW Inc.
(automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas
A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report 34

Name, Age; Principal Occupation

George H. Heilmeier (69)

Year of Election or Appointment: 2004
Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu-
nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer-
ing and information technology support for the government), and HRL
Laboratories (private research and development, 2004-present). He is
Chairman of the General Motors Science & Technology Advisory Board
and a Life Fellow of the Institute of Electrical and Electronics Engineers
(IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science
Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American
Academy of Arts and Sciences, and the Board of Overseers of the
School of Engineering and Applied Science of the University of Pennsyl-
vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto-
motive, space, defense, and information technology, 1992-2002),
Compaq (1994-2002), Automatic Data Processing, Inc. (ADP)
(technology-based business outsourcing, 1995-2002), INET Technolo-
gies Inc. (telecommunications network surveillance, 2001-2004), and
Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001
Prior to Ms. Knowles’ retirement in June 2000, she served as Executive
Vice President and Chief Financial Officer of Atlantic Richfield Company
(ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation
Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper-
mining and manufacturing) and McKesson Corporation (healthcare ser-
vice, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution
and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of
Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000
Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc.
(private equity investment firm) since September 1998. Previously, Mr.
Lautenbach was with the International Business Machines Corporation
(IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy),
2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993
Mr. Mann is Chairman of the Independent Trustees (2001-present). He is
Chairman Emeritus of Lexmark International, Inc. (computer
peripherals), where he served as CEO until April 1998, retired as
Chairman May 1999, and remains a member of the Board. Prior to
1991, he held the positions of Vice President of International Business
Machines Corporation (IBM) and President and General Manager of
various IBM divisions and subsidiaries. He is a member of the Executive
Committee of the Independent Director’s Council of the Investment Com-
pany Institute. In addition, Mr. Mann is a member of the President’s
Cabinet at the University of Alabama and the Board of Visitors of the
Culverhouse College of Commerce and Business Administration at the
University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997
Prior to his retirement in December 1994, Mr. McCoy was Vice Chair-
man of the Board of BellSouth Corporation (telecommunications) and
President of BellSouth Enterprises. He is currently a Director of Liberty
Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank-
lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the
Board of Visitors for the University of North Carolina at Chapel Hill and
currently serves on the Board of Directors of the University of North
Carolina Health Care System and the Board of Visitors of the Kenan-
Flagler Business School (University of North Carolina at Chapel Hill). He
also served as Vice President of Finance for the University of North Car-
olina (16-school system).

Annual Report 36

Name, Age; Principal Occupation

Cornelia M. Small (61)

Year of Election or Appointment: 2005
Ms. Small is a member (2000-present) and Chairperson (2002-present)
of the Investment Committee, and a member (2002-present) of the
Board of Trustees of Smith College. Previously, she served as Chief In-
vestment Officer (1999-2000), Director of Global Equity Investments
(1996-1999), and a member of the Board of Directors of Scudder,
Stevens & Clark (1990-1997) and Scudder Kemper Investments
(1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003)
of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001
Mr. Stavropoulos is Chairman of the Board (2000-present) and a Mem-
ber of the Board of Directors of The Dow Chemical Company. Since
joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President
(1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chair-
man of the Executive Committee (2002-2004). Currently, he is a Direc-
tor of NCR Corporation (data warehousing and technology solutions),
BellSouth Corporation (telecommunications), Chemical Financial Corpo-
ration, and Maersk Inc. (industrial conglomerate, 2002-present), and
Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enter-
prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council
and the University of Notre Dame Advisory Council for the College of
Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005
Mr. Wolfe also serves as a Trustee (2005-present) or Member of the
Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and
Chief Executive Officer of Hershey Foods Corporation (1993-2001). He
currently serves as a member of the boards of Adelphia Communica-
tions Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc.
(2004-present).

37 Annual Report

Advisory Board Members and Executive Officers:
Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box
55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston,
Massachusetts 02109.

Name, Age; Principal Occupation

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005
Member of the Advisory Board of Fidelity Advisor Series VII. Prior to his
retirement in December 2004, Mr. Gamper served as Chairman of the
Board of CIT Group Inc. (commercial finance). During his tenure with
CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004),
Chief Executive Officer (1987-2004), and President (1989-2002). He
currently serves as a member of the Board of Directors of Public Service
Enterprise Group (utilities, 2001-present), Chairman of the Board of
Governors, Rutgers University (2004-present), and Chairman of the
Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003
Member of the Advisory Board of Fidelity Advisor Series VII. Vice
Chairman and a Director of FMR, and Vice Chairman (2001-present)
and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear
Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum
of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005
Vice President of Advisor Real Estate. Mr. Churchill also serves as Vice
President of certain Equity Funds (2005-present) and certain High In-
come Funds (2005-present). Previously, he served as Head of Fidelity’s
Fixed-Income Division (2000-2005), Vice President of Fidelity’s Money
Market Funds (2000-2005), Vice President of Fidelity’s Bond Funds, and
Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined
Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-
Income Investments.

Sam Wald (31)

Year of Election or Appointment: 2005
Vice President of Advisor Real Estate Fund, Prior to assuming his current responsibilities, Mr. Wald has worked as a research analyst, associate portfolio manager and manager.

Annual Report 38

Name, Age; Principal Occupation

Eric D. Roiter (56)

Year of Election or Appointment: 2002
Secretary of Advisor Real Estate. He also serves as Secretary of other
Fidelity funds; Vice President, General Counsel, and Secretary of FMR
Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Man-
agement & Research (U.K.) Inc. (2001-present), Fidelity Management &
Research (Far East) Inc. (2001-present), and Fidelity Investments Money
Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member,
Faculty of Law, at Boston College Law School (2003-present). Previously,
Mr. Roiter served as Vice President and Secretary of Fidelity Distributors
Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003
Assistant Secretary of Advisor Real Estate. Mr. Fross also serves as As-
sistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of Advi-
sor Real Estate. Ms. Reynolds also serves as President, Treasurer, and
AML officer of other Fidelity funds (2004) and is a Vice President (2003)
and an employee (2002) of FMR. Before joining Fidelity Investments,
Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC)
(1980-2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002
Chief Financial Officer of Advisor Real Estate. Mr. Hayes also serves as
Chief Financial Officer of other Fidelity funds (2002-present) and Presi-
dent of Fidelity Investment Operations (2005-present) which includes
Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of
Fidelity Service Company (2003-present) where he also serves as a
Director. Mr. Hayes also served as President of Fidelity Investments Op-
erations Group (FIOG, 2002-2005).

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004
Chief Compliance Officer of Advisor Real Estate. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and
Executive Vice President of Risk Oversight for Fidelity Investments
(2002). Previously, he served as Executive Vice President and Chief Op-
erating Officer for Fidelity Investments Institutional Services Company,
Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003
Deputy Treasurer of Advisor Real Estate. Mr. Hebble also serves as Dep-
uty Treasurer of other Fidelity funds (2003), and is an employee of FMR.
Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset
Management where he served as Director of Fund Accounting
(2002-2003) and Assistant Treasurer of the Scudder Funds
(1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Real Estate. Mr. Mehrmann also serves as
Deputy Treasurer of other Fidelity funds (2005-present) and is an em-
ployee of FMR. Previously, Mr. Mehrmann served as Vice President of
Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments
Institutional Operations Corporation, Inc. (FIIOC) Client Services
(1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004
Deputy Treasurer of Advisor Real Estate. Ms. Monasterio also serves as
Deputy Treasurer of other Fidelity funds (2004) and is an employee of
FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of
the Franklin Templeton Funds and Senior Vice President of Franklin Tem-
pleton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Real Estate. Mr. Robins also serves as Dep-
uty Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002-2004) and a Senior Manager
(1999-2000). In addition, Mr. Robins served as Assistant Chief Accoun-
tant, United States Securities and Exchange Commission (2000-2002).

Name, Age; Principal Occupation

Robert G. Byrnes (38)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Real Estate. Mr. Byrnes also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an em-
ployee of FMR (2005-present). Previously, Mr. Byrnes served as Vice
President of FPCMS (2003-2005). Before joining Fidelity Investments,
Mr. Byrnes worked at Deutsche Asset Management where he served as
Vice President of the Investment Operations Group (2000-2003).

John H. Costello (58)

Year of Election or Appointment: 2002
Assistant Treasurer of Advisor Real Estate. Mr. Costello also serves as
Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004
Assistant Treasurer of Advisor Real Estate. Mr. Lydecker also serves as
Assistant Treasurer of other Fidelity funds (2004) and is an employee of
FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002
Assistant Treasurer of Advisor Real Estate. Mr. Osterheld also serves as
Assistant Treasurer of other Fidelity funds (2002) and is an employee of
FMR.

Gary W. Ryan (46)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Real Estate. Mr. Ryan also serves as Assis-
tant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of
Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Real Estate. Mr. Schiavone also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an em-
ployee of FMR (2005-present). Before joining Fidelity Investments, Mr.
Schiavone worked at Deutsche Asset Management, where he most re-
cently served as Assistant Treasurer (2003-2005) of the Scudder Funds
and Vice President and Head of Fund Reporting (1996-2003).

41 Annual Report

Distributions

The Board of Trustees of Advisor Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	9/19/05	9/16/05	$0.084	$0.50
Class T	9/19/05	9/16/05	$0.073	$0.50
Class B	9/19/05	9/16/05	$0.052	$0.50
Class C	9/19/05	9/16/05	$0.051	$0.50

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended July 31, 2005, $4,213,687, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended July 31, 2004, $1,332,180, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

42

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Real Estate Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to

Annual Report

44

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the return of a broad-based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

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46

of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the “small-fund fee reductions”). The Board considered that, if the small-fund fee reductions had been in effect in 2004, the total expenses of Institutional Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing,

Annual Report

48

marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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50

51 Annual Report

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52

53 Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Mellon Bank, N.A. Pittsburgh, PA

ARE-UANN-0905 1.789707.102

Fidelity® Advisor Real Estate Fund - Institutional Class

Annual Report July 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.

Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook

Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to financial statements.
Report of Independent	30
Registered Public
Accounting Firm
Trustees and Officers	31

Distributions	41

Board Approval of	42
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners. All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so-called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price.  This is not a new policy.  This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner — and in every other. But I underscore again that Fidelity has no so-called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee — which is returned to the fund and, therefore, to investors — to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Edward C. Johnson 3d

Annual Report

4

Fidelity Advisor Real Estate Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended July 31, 2005	Past 1	Life of
	year	fundA
Institutional Class	46.05%	28.03%
A From September 12, 2002.
$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Advisor Real Estate Fund — Institutional Class on September 12, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Sam Wald, Portfolio Manager of Fidelity® Advisor Real Estate Fund

A late-inning rally on Wall Street helped push some key U.S. equity indexes to four-year highs by the conclusion of the 12-month period ending July 31, 2005. Spurred on by bullish economic data and strong corporate earnings, investors enjoyed a stellar month of July, capping off a turbulent 12-month period for U.S. equity markets. Stock prices bounced up and down during most of the year, moving in cadence with gyrations in the price of crude oil and investors’ gathering and ebbing concerns about inflation. The Federal Reserve Board raised short-term interest rates eight times during the period, also affecting overall market sentiment. Despite their fluctuations, the major equity indexes finished on a high note, with the Standard & Poor’s 500SM Index and the NASDAQ Composite® Index posting gains of 14.05% and 16.51%, respectively, for the period. The small-cap Russell 2000® Index rose 24.78% and the Russell Midcap® Index jumped 28.93%, while the blue-chips’ Dow Jones Industrial AverageSM advanced only 7.29% .

For the 12 months ending July 31, 2005, the fund’s Institutional Class shares gained 46.05% . By comparison, the Dow Jones Wilshire Real Estate Securities IndexSM returned 43.72% and the LipperSM Real Estate Funds Average returned 39.86% . The fund also beat the S&P 500®. Continued low interest rates, employment growth and substantial flows into the asset class boosted real estate investment trust (REIT) values in absolute terms as well as relative to the broad stock market. The fund’s outperformance of the Dow Jones Wilshire index stemmed much more from positive stock selection than from favorable sector weightings. In the mall sector, the fund was helped by Rouse and General Growth Properties, which acquired the former for a premium. General Growth gained as investors concluded that the company’s growth potential warranted a higher valuation. On the negative side, office REIT Reckson Associates Realty underperformed in part because of multiple equity offerings to finance acquisition opportunities that have yet to prove their value. Another underperformer was Duke Realty, an office and industrial REIT that was hurt by the lack of sufficient income-producing assets on its balance sheet.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class A
Actual	$1,000.00	$1,257.30	$7.00
HypotheticalA	$1,000.00	$1,018.60	$6.26
Class T
Actual	$1,000.00	$1,255.70	$8.39
HypotheticalA	$1,000.00	$1,017.36	$7.50
Class B
Actual	$1,000.00	$1,252.90	$11.17
HypotheticalA	$1,000.00	$1,014.88	$9.99

7 Annual Report

Shareholder Expense Example - continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	February 1, 2005
	February 1, 2005	July 31, 2005	to July 31, 2005
Class C
Actual	$1,000.00	$1,252.70	$11.17
HypotheticalA	$1,000.00	$1,014.88	$9.99
Institutional Class
Actual	$1,000.00	$1,260.20	$4.88
HypotheticalA	$1,000.00	$1,020.48	$4.36

A 5% return per year before expenses * Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	87%

Annual Report

8

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Equity Residential (SBI)	6.3	5.8
Simon Property Group, Inc.	6.2	6.7
Equity Office Properties Trust	6.2	5.2
General Growth Properties, Inc.	5.9	4.9
Vornado Realty Trust	5.5	5.5
ProLogis	5.2	5.4
Starwood Hotels & Resorts Worldwide, Inc. unit	4.9	4.6
Boston Properties, Inc.	4.6	4.2
United Dominion Realty Trust, Inc. (SBI)	4.0	3.2
Reckson Associates Realty Corp.	3.8	4.2
	52.6
Top Five REIT Sectors as of July 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
REITs – Office Buildings	24.7	23.0
REITs – Industrial Buildings	15.0	16.8
REITs – Apartments	14.6	13.5
REITs – Malls	14.1	12.8
REITs – Shopping Centers	13.1	15.6

9 Annual Report

Investments July 31, 2005 Showing Percentage of Net Assets

Common Stocks — 97.7%
	Shares	Value (Note 1)

CAPITAL MARKETS – 0.3%

Investment Banking & Brokerage – 0.3%
Eurocastle Investment Ltd.	20,900	$476,416

HOTELS, RESTAURANTS & LEISURE – 5.5%

Hotels, Resorts & Cruise Lines – 5.5%
Hilton Hotels Corp.	44,700	1,106,325
Starwood Hotels & Resorts Worldwide, Inc. unit	137,410	8,700,801

TOTAL HOTELS, RESORTS & CRUISE LINES		9,807,126

REAL ESTATE – 91.9%

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A (a)	4,000	184,160

REITs – Apartments – 14.6%
American Campus Communities, Inc.	34,700	869,235
AvalonBay Communities, Inc.	48,800	4,272,928
Equity Residential (SBI)	280,300	11,324,119
GMH Communities Trust	80,698	1,209,663
Pennsylvania Real Estate Investment Trust (SBI)	28,300	1,384,153
United Dominion Realty Trust, Inc. (SBI)	282,800	7,197,260

TOTAL REITS – APARTMENTS		26,257,358

REITs – Factory Outlets – 1.1%
Tanger Factory Outlet Centers, Inc.	70,100	2,018,880

REITs – Health Care Facilities – 1.2%
National Health Investors, Inc.	13,500	415,395
Omega Healthcare Investors, Inc.	24,400	340,380
Ventas, Inc.	43,500	1,404,615

TOTAL REITS – HEALTH CARE FACILITIES		2,160,390

REITs – Hotels – 3.9%
Host Marriott Corp.	89,000	1,659,850
Innkeepers USA Trust (SBI)	203,300	3,124,721
MeriStar Hospitality Corp. (a)	232,480	2,073,722
Sunstone Hotel Investors, Inc.	6,800	175,848

TOTAL REITS – HOTELS		7,034,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks – continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED

REITs – Industrial Buildings – 15.0%
Catellus Development Corp.	95,605	$ 3,447,516
CenterPoint Properties Trust (SBI)	77,000	3,377,220
Duke Realty Corp.	164,510	5,586,760
ProLogis	205,790	9,375,792
Public Storage, Inc.	69,100	4,612,425
U-Store-It Trust	21,900	441,285

TOTAL REITS – INDUSTRIAL BUILDINGS		26,840,998

REITs – Malls – 14.1%
CBL & Associates Properties, Inc.	41,260	1,893,009
General Growth Properties, Inc.	231,699	10,653,520
Simon Property Group, Inc.	140,400	11,195,496
Taubman Centers, Inc.	45,600	1,620,624

TOTAL REITS – MALLS		25,362,649

REITs – Management/Investment – 2.5%
Capital Automotive (REIT) (SBI)	15,000	589,050
Equity Lifestyle Properties, Inc.	48,300	2,128,581
Global Signal, Inc.	4,100	175,890
Plum Creek Timber Co., Inc.	27,800	1,052,230
Trustreet Properties, Inc.	30,900	541,986

TOTAL REITS – MANAGEMENT/INVESTMENT		4,487,737

REITs – Mobile Home Parks – 0.1%
Sun Communities, Inc.	6,900	240,465

REITs – Mortgage – 0.4%
Newcastle Investment Corp.	20,330	628,197

REITs – Office Buildings – 24.7%
Boston Properties, Inc.	108,900	8,292,735
CarrAmerica Realty Corp.	68,200	2,648,888
Columbia Equity Trust, Inc.	77,900	1,213,682
Equity Office Properties Trust	313,700	11,120,665
Highwoods Properties, Inc. (SBI)	74,700	2,364,255
Kilroy Realty Corp.	25,900	1,349,390
Reckson Associates Realty Corp.	192,670	6,766,570
Shurgard Storage Centers, Inc. Class A	17,800	834,820

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments - continued

Common Stocks – continued
	Shares	Value (Note 1)

REAL ESTATE – CONTINUED

REITs – Office Buildings – continued
SL Green Realty Corp.	58,200	$ 4,056,540
Trizec Properties, Inc.	255,000	5,602,350

TOTAL REITS – OFFICE BUILDINGS		44,249,895

REITs – Prisons – 1.1%
Correctional Properties Trust	65,490	1,973,869

REITs – Shopping Centers – 13.1%
Federal Realty Investment Trust (SBI)	25,960	1,695,448
Inland Real Estate Corp.	62,300	1,033,557
Kimco Realty Corp.	102,700	6,743,282
Pan Pacific Retail Properties, Inc.	59,090	4,107,346
Vornado Realty Trust	110,950	9,834,608

TOTAL REITS – SHOPPING CENTERS		23,414,241

TOTAL REAL ESTATE		164,852,980

TOTAL COMMON STOCKS
(Cost $131,614,109)		175,136,522

Money Market Funds — 2.6%

Fidelity Cash Central Fund, 3.31% (b)
(Cost $4,734,898)	4,734,898	4,734,898

TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $136,349,007)		179,871,420

NET OTHER ASSETS – (0.3)%		(549,436)
NET ASSETS – 100%		$179,321,984

Legend	(b) Affiliated fund that is available only to
(a) Non-income producing	investment companies and other
	accounts managed by Fidelity
	Investments. The rate quoted is the
	annualized seven-day yield of the fund
	at period end. A complete listing of the
	fund’s holdings as of its most recent
	quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Financial Statements

Statement of Assets and Liabilities
		July 31, 2005
Assets
Investment in securities, at value (cost $136,349,007) —
See accompanying schedule		$179,871,420
Receivable for investments sold		1,069,185
Receivable for fund shares sold		822,737
Dividends receivable		127,273
Interest receivable		12,060
Prepaid expenses		143
Receivable from investment adviser for expense
reductions		13,642
Other affiliated receivables		3,270
Other receivables		24,600
Total assets		181,944,330

Liabilities
Payable for investments purchased	$2,094,406
Payable for fund shares redeemed	283,481
Accrued management fee	80,622
Distribution fees payable	80,539
Other affiliated payables	50,818
Other payables and accrued expenses	32,480
Total liabilities		2,622,346

Net Assets		$179,321,984
Net Assets consist of:
Paid in capital		$129,903,787
Undistributed net investment income		377,371
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		5,518,413
Net unrealized appreciation (depreciation) on
investments		43,522,413
Net Assets		$179,321,984

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued
July 31, 2005
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($53,096,875 ÷ 2,912,290 shares)	$18.23

Maximum offering price per share (100/94.25 of $18.23)	$19.34
Class T:
Net Asset Value and redemption price per share
($66,303,247 ÷ 3,637,329 shares)	$18.23

Maximum offering price per share (100/96.50 of $18.23)	$18.89
Class B:
Net Asset Value and offering price per share
($26,349,432 ÷ 1,451,279 shares)A	$18.16

Class C:
Net Asset Value and offering price per share
($29,410,360 ÷ 1,618,296 shares)A	$18.17

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,162,070 ÷ 227,094 shares)	$18.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements. Annual Report 14

Statement of Operations
	Year ended July 31, 2005
Investment Income
Dividends		$3,863,213
Interest		108,804
Security lending		1,239
Total income		3,973,256

Expenses
Management fee	$705,340
Transfer agent fees	439,979
Distribution fees	712,005
Accounting and security lending fees	50,804
Independent trustees’ compensation	583
Custodian fees and expenses	8,402
Registration fees	63,325
Audit	61,410
Legal	1,233
Miscellaneous	2,985
Total expenses before reductions	2,046,066
Expense reductions	(85,046)	1,961,020

Net investment income (loss)		2,012,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	8,231,640
Foreign currency transactions	4,590
Total net realized gain (loss)		8,236,230
Change in net unrealized appreciation (depreciation) on
investment securities		35,843,402
Net gain (loss)		44,079,632
Net increase (decrease) in net assets resulting from
operations		$46,091,868

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements - continued

Statement of Changes in Net Assets
	Year ended	Year ended
	July 31,	July 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,012,236	$954,921
Net realized gain (loss)	8,236,230	1,530,823
Change in net unrealized appreciation (depreciation) .	35,843,402	5,162,230
Net increase (decrease) in net assets resulting
from operations	46,091,868	7,647,974
Distributions to shareholders from net investment income .	(1,811,337)	(926,122)
Distributions to shareholders from net realized gain	(3,726,590)	(347,381)
Total distributions	(5,537,927)	(1,273,503)
Share transactions -- net increase (decrease)	61,397,757	46,608,300
Total increase (decrease) in net assets	101,951,698	52,982,771

Net Assets
Beginning of period	77,370,286	24,387,515
End of period (including undistributed net investment
income of $377,371 and undistributed net invest-
ment income of $97,635, respectively)	$179,321,984	$77,370,286

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Financial Highlights — Class A
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)E	31	.27	.21
Net realized and unrealized gain (loss)	5.52	2.03	1.28
Total from investment operations	5.83	2.30	1.49
Distributions from net investment income	(.29)	(.30)	(.16)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.82)	(.41)	(.16)
Net asset value, end of period	$18.23	$13.22	$11.33
Total ReturnB,C,D	45.48%	20.59%	15.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.31%	1.54%	2.98%A
Expenses net of voluntary waivers, if any	1.28%	1.54%	1.75%A
Expenses net of all reductions	1.25%	1.52%	1.72%A
Net investment income (loss)	1.98%	2.10%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$53,097	$22,273	$3,993
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Highlights — Class T
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$11.32	$10.00
Income from Investment Operations
Net investment income (loss)E	26	.23	.18
Net realized and unrealized gain (loss)	5.53	2.02	1.29
Total from investment operations	5.79	2.25	1.47
Distributions from net investment income	(.24)	(.25)	(.15)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.77)	(.36)	(.15)
Net asset value, end of period	$18.23	$13.21	$11.32
Total ReturnB,C,D	45.12%	20.12%	14.91%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.61%	1.86%	3.32%A
Expenses net of voluntary waivers, if any	1.57%	1.85%	2.00%A
Expenses net of all reductions	1.54%	1.83%	1.97%A
Net investment income (loss)	1.70%	1.80%	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$66,303	$26,037	$9,049
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights — Class B
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)E	18	.16	.14
Net realized and unrealized gain (loss)	5.50	2.04	1.28
Total from investment operations	5.68	2.20	1.42
Distributions from net investment income	(.17)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.70)	(.31)	(.13)
Net asset value, end of period	$18.16	$13.18	$11.29
Total ReturnB,C,D	44.31%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.10%	2.33%	3.82%A
Expenses net of voluntary waivers, if any	2.07%	2.33%	2.50%A
Expenses net of all reductions	2.03%	2.31%	2.47%A
Net investment income (loss)	1.20%	1.31%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$26,349	$12,910	$5,061
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights — Class C
Years ended July 31,	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)E	19	.17	.14
Net realized and unrealized gain (loss)	5.50	2.03	1.28
Total from investment operations	5.69	2.20	1.42
Distributions from net investment income	(.17)	(.20)	(.13)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.70)	(.31)	(.13)
Net asset value, end of period	$18.17	$13.18	$11.29
Total ReturnB,C,D	44.38%	19.67%	14.38%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.09%	2.29%	3.76%A
Expenses net of voluntary waivers, if any	2.05%	2.29%	2.50%A
Expenses net of all reductions	2.02%	2.27%	2.47%A
Net investment income (loss)	1.22%	1.35%	1.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$29,410	$13,671	$5,059
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period September 12, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights — Institutional Class
Years ended July 31,	2005	2004	2003E
Selected Per-Share Data
Net asset value, beginning of period	$13.28	$11.35	$10.00
Income from Investment Operations
Net investment income (loss)D	36	.32	.23
Net realized and unrealized gain (loss)	5.56	2.04	1.28
Total from investment operations	5.92	2.36	1.51
Distributions from net investment income	(.34)	(.32)	(.16)
Distributions from net realized gain	(.53)	(.11)	—
Total distributions	(.87)	(.43)	(.16)
Net asset value, end of period	$18.33	$13.28	$11.35
Total ReturnB,C	46.05%	21.11%	15.33%
Ratios to Average Net AssetsF
Expenses before expense reductions	91%	1.12%	2.68%A
Expenses net of voluntary waivers, if any	91%	1.12%	1.50%A
Expenses net of all reductions	88%	1.10%	1.47%A
Net investment income (loss)	2.35%	2.53%	2.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,162	$2,478	$1,225
Portfolio turnover rate	62%	52%	47%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period September 12, 2002 (commencement of operations) to July 31, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Notes to Financial Statements

For the period ended July 31, 2005

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a non-diversified fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

22

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the

23 Annual Report

Notes to Financial Statements - continued
1. Significant Accounting Policies - continued
Income Tax Information and Distributions to Shareholders - continued

payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$43,307,627
Unrealized depreciation	(47,576)
Net unrealized appreciation (depreciation)	43,260,051
Undistributed ordinary income	2,668,488
Undistributed long-term capital gain	2,749,437

Cost for federal income tax purposes	$136,611,369

The tax character of distributions paid was as follows:

	July 31, 2005	July 31, 2004
Ordinary Income	$2,778,359	$1,154,760
Long-term Capital Gains	2,759,568	118,743
Total	$5,537,927	$1,273,503

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities.

Annual Report

24

2. Operating Policies - continued

Repurchase Agreements - continued

Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $131,539,751 and $73,634,784, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC

Class A	0%	.25%	$88,275	$2,464
Class T	25%	.25%	221,765	6,329
Class B	75%	.25%	191,965	148,021
Class C	75%	.25%	210,000	85,023

			$712,005	$241,837

25 Annual Report

Notes to Financial Statements - continued 4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$96,660
Class T	19,865
Class B*	42,753
Class C*	5,887
$165,165

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$116,458.33
Class T	170,323.38
Class B	71,994.38
Class C	75,200.36
Institutional Class	6,004.19

	$439,979

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

26

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $111,575 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,360 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

27 Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:
	Expense			Reimbursement
	Limitations			from adviser
Class A	1.50	--	1.25%*	$8,714
Class T	1.75	--	1.50%*	19,239
Class B	2.25	--	2.00%*	6,735
Class C	2.25	--	2.00%*	7,994
Institutional Class	1.25	--	1.00%*	—
				$42,682

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $42,145 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $219.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2005	2004
From net investment income
Class A	$641,230	$223,988
Class T	658,084	338,921
Class B	211,083	134,524
Class C	231,206	149,846
Institutional Class	69,734	78,843
Total	$1,811,337	$926,122

Annual Report

28

9. Distributions to Shareholders - continued

Years ended July 31,	2005	2004
From net realized gain
Class A	$1,060,102	$60,915
Class T	1,278,789	134,733
Class B	601,375	65,143
Class C	680,328	72,033
Institutional Class	105,996	14,557
Total	$3,726,590	$347,381

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
Years ended July 31,	2005	2004	2005	2004
Class A
Shares sold	1,794,039	1,691,797	$ 27,861,174	$ 21,569,901
Reinvestment of distributions	108,047	21,187	1,637,672	260,814
Shares redeemed	(674,456)	(380,797)	(10,403,304)	(4,789,141)
Net increase (decrease)	1,227,630	1,332,187	$ 19,095,542	$ 17,041,574
Class T
Shares sold	2,519,838	1,742,381	$ 38,726,163	$ 21,601,367
Reinvestment of distributions	120,472	34,588	1,827,521	422,832
Shares redeemed	(973,349)	(606,188)	(14,990,709)	(7,552,018)
Net increase (decrease)	1,666,961	1,170,781	$ 25,562,975	$ 14,472,181
Class B
Shares sold	716,470	707,114	$ 10,968,432	$8,864,483
Reinvestment of distributions	47,658	14,020	717,181	172,618
Shares redeemed	(292,735)	(189,581)	(4,504,213)	(2,352,682)
Net increase (decrease)	471,393	531,553	$7,181,400	$6,684,419
Class C
Shares sold	948,824	935,005	$ 14,523,391	$ 11,727,832
Reinvestment of distributions	54,204	15,332	815,331	188,794
Shares redeemed	(421,720)	(361,431)	(6,415,506)	(4,519,507)
Net increase (decrease)	581,308	588,906	$8,923,216	$7,397,119
Institutional Class
Shares sold	56,832	476,197	$882,400	$6,021,426
Reinvestment of distributions	10,199	6,777	154,843	85,108
Shares redeemed	(26,530)	(404,277)	(402,619)	(5,093,527)
Net increase (decrease)	40,501	78,697	$634,624	$1,013,007

29 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VII and Shareholders of Fidelity Advi sor Real Estate Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Real Estate Fund (the Fund), a fund of Fidelity Advisor Series VII, including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the two years ended July 31, 2005 and July 31, 2004 and for the period from September 12, 2002 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Real Estate Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the two years ended July 31, 2005 and July 31, 2004 and for the period from Septem-ber 12, 2002 (commencement of operations) to July 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 20, 2005

Annual Report

30

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 320 funds advised by FMR or an affiliate. Mr. McCoy oversees 322 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 311 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1980
Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as
Chief Executive Officer, Chairman, and a Director of FMR Corp.; a
Director and Chairman of the Board and of the Executive Committee of
FMR; Chairman and a Director of Fidelity Management & Research (Far
East) Inc.; Chairman and a Director of Fidelity Investments Money Man-
agement, Inc.; and Chairman (2001-present) and a Director
(2000-present) of FMR Co., Inc.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001
Ms. Johnson serves as President of Fidelity Employer Services Company
(FESCO) (2005-present). She is President and a Director of Fidelity In-
vestments Money Management, Inc. (2001-present), FMR Co., Inc.
(2001-present), and a Director of FMR Corp. Previously, Ms. Johnson
served as President and a Director of FMR (2001-2005), Senior Vice
President of the Fidelity funds (2001-2005), and managed a number of
Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005
Mr. Jonas is Senior Vice President of Advisor Real Estate (2005-present).
He also serves as Senior Vice President of other Fidelity funds
(2005-present). Mr. Jonas is Executive Director of FMR (2005-present).
Previously, Mr. Jonas served as President of Fidelity Enterprise Opera-
tions and Risk Services (2004-2005), Chief Administrative Officer
(2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr.
Jonas has been with Fidelity Investments since 1987 and has held vari-
ous financial and management positions including Chief Financial Offi-
cer of FMR. In addition, he serves on the Boards of Boston Ballet
(2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003
Mr. Reynolds is a Director (2003-present) and Chief Operating Officer
(2002-present) of FMR Corp. He also serves on the Board at Fidelity
Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group
(1996-2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

Annual Report 32

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation

Dennis J. Dirks (57)

Year of Election or Appointment: 2005
Prior to his retirement in May 2003, Mr. Dirks was Chief Operating
Officer and a member of the Board of The Depository Trust & Clearing
Corporation (DTCC) (1999-2003). He also served as President, Chief
Operating Officer, and Board member of The Depository Trust
Company (DTC) (1999-2003) and President and Board member of the
National Securities Clearing Corporation (NSCC) (1999-2003). In addi-
tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief
Executive Officer and Board member of the Mortgage-Backed Securities
Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of
Manhattan College (2005-present).

Robert M. Gates (61)

Year of Election or Appointment: 1997
Dr. Gates is Vice Chairman of the Independent Trustees (2005-present).
Dr. Gates is President of Texas A&M University (2002-present). He was
Director of the Central Intelligence Agency (CIA) from 1991 to 1993.
From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a
Director of NACCO Industries, Inc. (mining and manufacturing), Parker
Drilling Co., Inc. (drilling and rental tools for the energy industry,
2001-present), and Brinker International (restaurant management,
2003-present). Previously, Dr. Gates served as a Director of LucasVarity
PLC (automotive components and diesel engines), a Director of TRW Inc.
(automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas
A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

George H. Heilmeier (69)

Year of Election or Appointment: 2004
Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu-
nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer-
ing and information technology support for the government), and HRL
Laboratories (private research and development, 2004-present). He is
Chairman of the General Motors Science & Technology Advisory Board
and a Life Fellow of the Institute of Electrical and Electronics Engineers
(IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science
Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American
Academy of Arts and Sciences, and the Board of Overseers of the
School of Engineering and Applied Science of the University of Pennsyl-
vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto-
motive, space, defense, and information technology, 1992-2002),
Compaq (1994-2002), Automatic Data Processing, Inc. (ADP)
(technology-based business outsourcing, 1995-2002), INET Technolo-
gies Inc. (telecommunications network surveillance, 2001-2004), and
Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001
Prior to Ms. Knowles’ retirement in June 2000, she served as Executive
Vice President and Chief Financial Officer of Atlantic Richfield Company
(ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation
Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper-
mining and manufacturing) and McKesson Corporation (healthcare ser-
vice, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution
and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of
Southern California.

Annual Report 34

Name, Age; Principal Occupation

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000
Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc.
(private equity investment firm) since September 1998. Previously, Mr.
Lautenbach was with the International Business Machines Corporation
(IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy),
2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993
Mr. Mann is Chairman of the Independent Trustees (2001-present). He is
Chairman Emeritus of Lexmark International, Inc. (computer
peripherals), where he served as CEO until April 1998, retired as
Chairman May 1999, and remains a member of the Board. Prior to
1991, he held the positions of Vice President of International Business
Machines Corporation (IBM) and President and General Manager of
various IBM divisions and subsidiaries. He is a member of the Executive
Committee of the Independent Director’s Council of the Investment Com-
pany Institute. In addition, Mr. Mann is a member of the President’s
Cabinet at the University of Alabama and the Board of Visitors of the
Culverhouse College of Commerce and Business Administration at the
University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997
Prior to his retirement in December 1994, Mr. McCoy was Vice Chair-
man of the Board of BellSouth Corporation (telecommunications) and
President of BellSouth Enterprises. He is currently a Director of Liberty
Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank-
lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the
Board of Visitors for the University of North Carolina at Chapel Hill and
currently serves on the Board of Directors of the University of North
Carolina Health Care System and the Board of Visitors of the Kenan-
Flagler Business School (University of North Carolina at Chapel Hill). He
also served as Vice President of Finance for the University of North Car-
olina (16-school system).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Cornelia M. Small (61)

Year of Election or Appointment: 2005
Ms. Small is a member (2000-present) and Chairperson (2002-present)
of the Investment Committee, and a member (2002-present) of the
Board of Trustees of Smith College. Previously, she served as Chief In-
vestment Officer (1999-2000), Director of Global Equity Investments
(1996-1999), and a member of the Board of Directors of Scudder,
Stevens & Clark (1990-1997) and Scudder Kemper Investments
(1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003)
of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001
Mr. Stavropoulos is Chairman of the Board (2000-present) and a Mem-
ber of the Board of Directors of The Dow Chemical Company. Since
joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President
(1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chair-
man of the Executive Committee (2002-2004). Currently, he is a Direc-
tor of NCR Corporation (data warehousing and technology solutions),
BellSouth Corporation (telecommunications), Chemical Financial Corpo-
ration, and Maersk Inc. (industrial conglomerate, 2002-present), and
Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enter-
prise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council
and the University of Notre Dame Advisory Council for the College of
Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005
Mr. Wolfe also serves as a Trustee (2005-present) or Member of the
Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and
Chief Executive Officer of Hershey Foods Corporation (1993-2001). He
currently serves as a member of the boards of Adelphia Communica-
tions Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc.
(2004-present).

Annual Report 36

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005
Member of the Advisory Board of Fidelity Advisor Series VII. Prior to his
retirement in December 2004, Mr. Gamper served as Chairman of the
Board of CIT Group Inc. (commercial finance). During his tenure with
CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004),
Chief Executive Officer (1987-2004), and President (1989-2002). He
currently serves as a member of the Board of Directors of Public Service
Enterprise Group (utilities, 2001-present), Chairman of the Board of
Governors, Rutgers University (2004-present), and Chairman of the
Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003
Member of the Advisory Board of Fidelity Advisor Series VII. Vice
Chairman and a Director of FMR, and Vice Chairman (2001-present)
and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear
Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum
of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005
Vice President of Advisor Real Estate. Mr. Churchill also serves as Vice
President of certain Equity Funds (2005-present) and certain High In-
come Funds (2005-present). Previously, he served as Head of Fidelity’s
Fixed-Income Division (2000-2005), Vice President of Fidelity’s Money
Market Funds (2000-2005), Vice President of Fidelity’s Bond Funds, and
Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined
Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-
Income Investments.

Sam Wald (31)

Year of Election or Appointment: 2005
Vice President of Advisor Real Estate Fund, Prior to assuming his current responsibilities, Mr. Wald has worked as a research analyst, associate portfolio manager and manager.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Eric D. Roiter (56)

Year of Election or Appointment: 2002
Secretary of Advisor Real Estate. He also serves as Secretary of other
Fidelity funds; Vice President, General Counsel, and Secretary of FMR
Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Man-
agement & Research (U.K.) Inc. (2001-present), Fidelity Management &
Research (Far East) Inc. (2001-present), and Fidelity Investments Money
Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member,
Faculty of Law, at Boston College Law School (2003-present). Previously,
Mr. Roiter served as Vice President and Secretary of Fidelity Distributors
Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003
Assistant Secretary of Advisor Real Estate. Mr. Fross also serves as As-
sistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004
President, Treasurer, and Anti-Money Laundering (AML) officer of Advi-
sor Real Estate. Ms. Reynolds also serves as President, Treasurer, and
AML officer of other Fidelity funds (2004) and is a Vice President (2003)
and an employee (2002) of FMR. Before joining Fidelity Investments,
Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC)
(1980-2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002
Chief Financial Officer of Advisor Real Estate. Mr. Hayes also serves as
Chief Financial Officer of other Fidelity funds (2002-present) and Presi-
dent of Fidelity Investment Operations (2005-present) which includes
Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of
Fidelity Service Company (2003-present) where he also serves as a
Director. Mr. Hayes also served as President of Fidelity Investments Op-
erations Group (FIOG, 2002-2005).

Annual Report 38

Name, Age; Principal Occupation

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004
Chief Compliance Officer of Advisor Real Estate. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and
Executive Vice President of Risk Oversight for Fidelity Investments
(2002). Previously, he served as Executive Vice President and Chief Op-
erating Officer for Fidelity Investments Institutional Services Company,
Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003
Deputy Treasurer of Advisor Real Estate. Mr. Hebble also serves as Dep-
uty Treasurer of other Fidelity funds (2003), and is an employee of FMR.
Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset
Management where he served as Director of Fund Accounting
(2002-2003) and Assistant Treasurer of the Scudder Funds
(1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Real Estate. Mr. Mehrmann also serves as
Deputy Treasurer of other Fidelity funds (2005-present) and is an em-
ployee of FMR. Previously, Mr. Mehrmann served as Vice President of
Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments
Institutional Operations Corporation, Inc. (FIIOC) Client Services
(1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004
Deputy Treasurer of Advisor Real Estate. Ms. Monasterio also serves as
Deputy Treasurer of other Fidelity funds (2004) and is an employee of
FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of
the Franklin Templeton Funds and Senior Vice President of Franklin Tem-
pleton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005
Deputy Treasurer of Advisor Real Estate. Mr. Robins also serves as Dep-
uty Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002-2004) and a Senior Manager
(1999-2000). In addition, Mr. Robins served as Assistant Chief Accoun-
tant, United States Securities and Exchange Commission (2000-2002).

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Robert G. Byrnes (38)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Real Estate. Mr. Byrnes also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an em-
ployee of FMR (2005-present). Previously, Mr. Byrnes served as Vice
President of FPCMS (2003-2005). Before joining Fidelity Investments,
Mr. Byrnes worked at Deutsche Asset Management where he served as
Vice President of the Investment Operations Group (2000-2003).

John H. Costello (58)

Year of Election or Appointment: 2002
Assistant Treasurer of Advisor Real Estate. Mr. Costello also serves as
Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004
Assistant Treasurer of Advisor Real Estate. Mr. Lydecker also serves as
Assistant Treasurer of other Fidelity funds (2004) and is an employee of
FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002
Assistant Treasurer of Advisor Real Estate. Mr. Osterheld also serves as
Assistant Treasurer of other Fidelity funds (2002) and is an employee of
FMR.

Gary W. Ryan (46)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Real Estate. Mr. Ryan also serves as Assis-
tant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of
Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005
Assistant Treasurer of Advisor Real Estate. Mr. Schiavone also serves as
Assistant Treasurer of other Fidelity funds (2005-present) and is an em-
ployee of FMR (2005-present). Before joining Fidelity Investments, Mr.
Schiavone worked at Deutsche Asset Management, where he most re-
cently served as Assistant Treasurer (2003-2005) of the Scudder Funds
and Vice President and Head of Fund Reporting (1996-2003).

Annual Report 40

Distributions

The Board of Trustees of Advisor Real Estate Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	9/19/05	9/16/05	$0.097	$0.50

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended July 31, 2005, $4,213,687, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended July 31, 2004, $1,332,180, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 0.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Real Estate Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Annual Report

42

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the return of a broad-based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

44

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups”

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

Annual Report 46

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the “small-fund fee reductions”). The Board considered that, if the small-fund fee reductions had been in effect in 2004, the total expenses of Institutional Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing,

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

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48

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Mellon Bank, N.A. Pittsburgh, PA

AREI-UANN-0905 1.789708.102

Item 2.      Code of Ethics

As of the end of the period, July 31, 2005, Fidelity Advisor Series VII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.      Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4.      Principal Accountant Fees and Services

(a)  Audit Fees.

For the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor  Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund,  Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Technology Fund and  Fidelity Advisor Telecommunications & Utilities Growth Fund(the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Advisor Biotechnology Fund	$34,000	$34,000
Fidelity Advisor Consumer Industries Fund	$32,000	$32,000
Fidelity Advisor Cyclical Industries Fund	$32,000	$32,000
Fidelity Advisor Developing Communications Fund	$34,000	$34,000
Fidelity Advisor Electronics Fund	$34,000	$34,000
Fidelity Advisor Financial Services Fund	$33,000	$34,000
Fidelity Advisor Health Care Fund	$35,000	$34,000
Fidelity Advisor Natural Resources Fund	$34,000	$34,000
Fidelity Advisor Real Estate Fund	$52,000	$41,000
Fidelity Advisor Technology Fund	$35,000	$34,000
Fidelity Advisor Telecommunications & Utilities Growth Fund	$32,000	$32,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,800,000	$4,200,000

Fund	2005A	2004A
Fidelity Advisor Biotechnology Fund	$34,000	$34,000
Fidelity Advisor Consumer Industries Fund	$32,000	$32,000
Fidelity Advisor Cyclical Industries Fund	$32,000	$32,000
Fidelity Advisor Developing Communications Fund	$34,000	$34,000
Fidelity Advisor Electronics Fund	$34,000	$34,000
Fidelity Advisor Financial Services Fund	$33,000	$34,000
Fidelity Advisor Health Care Fund	$35,000	$34,000
Fidelity Advisor Natural Resources Fund	$34,000	$34,000
Fidelity Advisor Real Estate Fund	$52,000	$41,000
Fidelity Advisor Technology Fund	$35,000	$34,000
Fidelity Advisor Telecommunications & Utilities Growth Fund	$32,000	$32,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,800,000	$4,200,000

A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended July 31, 2005 and July 31, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund’s financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Advisor Biotechnology Fund	$0	$0
Fidelity Advisor Consumer Industries Fund	$0	$0
Fidelity Advisor Cyclical Industries Fund	$0	$0
Fidelity Advisor Developing Communications Fund	$0	$0
Fidelity Advisor Electronics Fund	$0	$0
Fidelity Advisor Financial Services Fund	$0	$0
Fidelity Advisor Health Care Fund	$0	$0
Fidelity Advisor Natural Resources Fund	$0	$0
Fidelity Advisor Real Estate Fund	$0	$0
Fidelity Advisor Technology Fund	$0	$0
Fidelity Advisor Telecommunications & Utilities Growth Fund	$0	$0

A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds (“Fund Service Providers”) for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund’s financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0

A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm.  These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c)  Tax Fees.

In each of the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Advisor Biotechnology Fund	$4,000	$3,900
Fidelity Advisor Consumer Industries Fund	$4,000	$3,900
Fidelity Advisor Cyclical Industries Fund	$4,000	$3,900
Fidelity Advisor Developing Communications Fund	$4,000	$3,900
Fidelity Advisor Electronics Fund	$4,000	$3,900
Fidelity Advisor Financial Services Fund	$4,000	$3,900
Fidelity Advisor Health Care Fund	$4,000	$3,900
Fidelity Advisor Natural Resources Fund	$4,000	$3,900
Fidelity Advisor Real Estate Fund	$3,600	$3,600
Fidelity Advisor Technology Fund	$4,000	$3,900
Fidelity Advisor Telecommunications & Utilities Growth Fund	$4,000	$3,900

A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0

A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm’s tax division except those services related to the audit.  Typically, this category would include fees for tax compliance, tax planning, and tax advice.  Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)  All Other Fees.

In each of the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Advisor Biotechnology Fund	$0	$0
Fidelity Advisor Consumer Industries Fund	$0	$0
Fidelity Advisor Cyclical Industries Fund	$0	$0
Fidelity Advisor Developing Communications Fund	$0	$0
Fidelity Advisor Electronics Fund	$0	$0
Fidelity Advisor Financial Services Fund	$0	$0
Fidelity Advisor Health Care Fund	$0	$0
Fidelity Advisor Natural Resources Fund	$0	$0
Fidelity Advisor Real Estate Fund	$0	$0
Fidelity Advisor Technology Fund	$0	$0
Fidelity Advisor Telecommunications & Utilities Growth Fund	$0	$0

A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$210,000	$790,000

A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non–audit services by the audit firms that audit the Fidelity funds.  The policies and procedures require that any non–audit service provided by a fund audit firm to a Fidelity Fund and any non–audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non–audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non–Covered Service) but that are expected to exceed $50,000 are also subject to pre–approval by the Audit Committee.

All Covered Services, as well as Non–Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.  Neither pre–approval nor advance notice of Non–Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2005 and July 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2005 and July 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2005 and July 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2005 and July 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2005 and July 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2005 and July 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f)   According to Deloitte Entities for the fiscal year ended July 31, 2005, the percentage of hours spent on the audit of each fund’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2005
Fidelity Advisor Biotechnology Fund	0%
Fidelity Advisor Consumer Industries Fund	0%
Fidelity Advisor Cyclical Industries Fund	0%
Fidelity Advisor Developing Communications Fund	0%
Fidelity Advisor Electronics Fund	0%
Fidelity Advisor Financial Services Fund	0%
Fidelity Advisor Health Care Fund	0%
Fidelity Advisor Natural Resources Fund	0%
Fidelity Advisor Real Estate Fund	0%
Fidelity Advisor Technology Fund	0%
Fidelity Advisor Telecommunications & Utilities Growth Fund	0%

(g)    For the fiscal years ended July 31, 2005 and July 31, 2004, the aggregate fees billed by Deloitte Entities of $650,000A and $2,050,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$250,000	$850,000
Non-Covered Services	$400,000	$1,200,000

	2005A	2004A
Covered Services	$250,000	$850,000
Non-Covered Services	$400,000	$1,200,000

A	Aggregate amounts may reflect rounding.

(h)   The trust’s Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5.      Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.   Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.   Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 22, 2005

By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 22, 2005